Registration No. 033-42180
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                         POST-EFFECTIVE AMENDMENT NO. 26


                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                          ----------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                              (EXACT NAME OF TRUST)


                          ----------------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               PATRICIA R. HATLER
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                          ----------------------------

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Financial Statements, and Part II.

It is proposed that this filing will become effective (check appropriate box):


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2004 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Flexible Premium Variable Universal Life Insurance Policies


Approximate date of proposed offering: Continuously on and after May 1, 2004


[ ]  Check box if it is proposed that this filing will become effective on
     (date) at (time) pursuant to Rule 487.

================================================================================

                                       47
                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                                                       CAPTION IN PROSPECTUS

  1...............................................................................Nationwide Life Insurance Company
                                                                                  The Variable Account
  2...............................................................................Nationwide Life Insurance Company
  4...............................................................................Distribution of The Policies
  5...............................................................................The Variable Account and Underlying
                                                                                  Mutual Fund
  6...............................................................................Not Applicable
  7...............................................................................Not Applicable
  8...............................................................................Not Applicable
  9...............................................................................Legal Proceedings
10................................................................................Information About The Policies; How
                                                                                  The Cash Value Varies; Right to
                                                                                  Exchange for a Fixed Benefit Policy;
                                                                                  Reinstatement; Other Policy
                                                                                  Provisions
11................................................................................The Variable Account and Underlying
                                                                                  Mutual Fund
12................................................................................The Variable Account and Underlying
                                                                                  Mutual Funds
13................................................................................Policy Charges
                                                                                  Reinstatement
14................................................................................Underwriting and Issuance -
                                                                                  Premium Payments
                                                                                  Minimum Requirements for
                                                                                  Issuance of a Policy
15................................................................................The Variable Account and Underlying
                                                                                  Mutual Fund; Premium Payments
16................................................................................Underwriting and Issuance -
                                                                                  Allocation of Cash Value
17................................................................................Surrendering The Policy for Cash
18................................................................................Reinvestment
19................................................................................Not Applicable
20................................................................................Not Applicable
21................................................................................Policy Loans
22................................................................................Not Applicable
23................................................................................Not Applicable
24................................................................................Not Applicable
25................................................................................Nationwide Life Insurance Company
26................................................................................Not Applicable
27................................................................................Nationwide Life Insurance Company
28................................................................................Company Management
29................................................................................Company Management
30................................................................................Not Applicable
31................................................................................Not Applicable
32................................................................................Not Applicable
33................................................................................Not Applicable
34................................................................................Not Applicable
35................................................................................Nationwide Life Insurance Company
36................................................................................Not Applicable
37................................................................................Not Applicable
38................................................................................Distribution of The Policies


N-8B-2 ITEM                                                                       CAPTION IN PROSPECTUS

39................................................................................Distribution of The Policies
40................................................................................Not Applicable
41(a).............................................................................Distribution of The Policies
42................................................................................Not Applicable
43................................................................................Not Applicable
44................................................................................Variations in Cash Value
45................................................................................Not Applicable
46................................................................................Variations in Cash Value
47................................................................................Not Applicable
48................................................................................Custodian of Assets
49................................................................................Not Applicable
50................................................................................Not Applicable
51................................................................................Summary of The Policies;
                                                                                  Information About The Policies
52................................................................................Substitution of Securities
53................................................................................Tax Matters
54................................................................................Not Applicable
55................................................................................Not Applicable
56................................................................................Not Applicable
57................................................................................Not Applicable
58................................................................................Not Applicable
59................................................................................Financial Statements

                        NATIONWIDE LIFE INSURANCE COMPANY

           Flexible Premium Variable Universal Life Insurance Policies

Issued by Nationwide Life Insurance Company through its Nationwide VLI Separate
                                   Account-2


                   The date of this prospectus is May 1, 2004



THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE POLICIES BEFORE INVESTING - THE INSURANCE POLICY IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

NOT ALL BENEFITS, PROGRAMS, FEATURES AND INVESTMENT OPTIONS DESCRIBED IN THIS PROSPECTUS ARE AVAILABLE OR APPROVED FOR USE IN EVERY STATE.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE POLICIES:

AIM VARIABLE INSURANCE FUNDS, INC.
o    AIM V.I. Basic Value Fund - Series I Shares
o    AIM V.I. Capital Appreciation Fund - Series I Shares
o    AIM V.I. Capital Development Fund - Series I Shares

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS
o    American Century VP International Fund: Class I
o    American Century VP Ultra Fund: Class I
o    American Century VP Value Fund: Class I


AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o    American Century VP Inflation Protection Fund: Class II

DREYFUS
o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolios: Service
     Shares
o    Dreyfus Stock Index Fund, Inc.: Initial Shares

DREYFUS VARIABLE INVESTMENT FUND
o    Appreciation Portfolio: Initial Shares

FEDERATED INSURANCE SERIES
o    Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Initial Class
o    VIP Growth Portfolio: Initial Class
o    VIP Overseas Portfolio: Initial Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Contrafund(R) Portfolio: Initial Class
o    VIP II Investment Grade Bond Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Mid Cap Portfolio: Service Class
o    VIP III Value Strategies Portfolio: Service Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o    Franklin Rising Dividends Securities Fund: Class 1
o    Franklin Small Cap Value Securities Fund: Class 1
o    Templeton Foreign Securities Fund: Class 1


GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o    Comstock GVIT Value Fund: Class I
o    Dreyfus GVIT International Value Fund: Class I
o    Dreyfus GVIT Mid Cap Index Fund: Class I
o    Federated GVIT High Income Bond Fund: Class I
o    Gartmore GVIT Emerging Markets Fund: Class I
o    Gartmore GVIT Global Health Sciences Fund: Class I
o    Gartmore GVIT Global Technology and Communications Fund: Class I
o    Gartmore GVIT Government Bond Fund: Class I
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
          Class II
     >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class
          II
     >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o    Gartmore GVIT Money Market Fund: Class I
o Gartmore GVIT Nationwide(R)Fund: Class I (formerly, Gartmore GVIT Total Return Fund: Class I)
o    Gartmore GVIT U.S. Growth Leaders Fund: Class I
o GVIT Small Cap Growth Fund: Class I (subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company)

o GVIT Small Cap Value Fund: Class I (subadviser: The Dreyfus Corporation, Banc One Investment Advisors Corporation, J.P. Morgan Investment Management, Inc.)
o GVIT Small Company Fund: Class I (subadviser: The Dreyfus Corporation, Neuberger Berman, LLC, Strong Capital Management, Inc., Waddell & Reed Investment Management Company and Gartmore Global Partners)
o Gartmore GVIT Mid Cap Growth Fund: Class I (formerly, Strong GVIT Mid Cap Growth Fund)
o Van Kampen GVIT Multi Sector Bond Fund: Class I* (formerly, MAS GVIT Multi Sector Bond Fund: Class I) (subadviser: Van Kampen Asset Management, Inc.)


MFS(R) VARIABLE INSURANCE TRUST
o    MFS Investors Growth Stock Series: Initial Class
o    MFS Value Series: Initial Class


NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Balanced Portfolio
o    AMT Fasciano Portfolio: Class S
o    AMT Limited Maturity Bond Portfolio: Class I
o    AMT Socially Responsive Portfolio


OPPENHEIMER VARIABLE ACCOUNTS FUNDS
o    Oppenheimer Capital Appreciation Fund/VA: Initial Class
o    Oppenheimer Global Securities Fund/VA: Initial Class
o    Oppenheimer High Income Fund/VA: Initial Class
o Oppenheimer Main Street(R)Fund/VA: Initial Class (formerly, Oppenheimer Main Street(R)Growth & Income Fund/VA: Initial Class)
o    Oppenheimer Main Street(R) Small Cap Fund/VA: Initial Class


PUTNAM VARIABLE TRUST
o    Putnam VT Growth & Income Fund: Class IB
o    Putnam VT Voyager Fund: Class IB

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Core Plus Fixed Income Portfolio: Class I
o    U.S. Real Estate Portfolio: Class I


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Capital Appreciation Fund: Class I

CREDIT SUISSE TRUST
o    Global Post-Venture Capital Portfolio
o    International Focus Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
o    Strong Discovery Fund II, Inc.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Growth Opportunities Portfolio: Initial Class

VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Bond Fund
o    Worldwide Emerging Markets Fund
o    Worldwide Hard Assets Fund

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2003:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o    American Century VP Balanced Fund: Class I

CREDIT SUISSE TRUST
o    Small Cap Growth Portfolio

DREYFUS
o    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

DREYFUS VARIABLE INVESTMENT FUND
o    Growth & Income Portfolio: Initial Shares*

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP High Income Portfolio: Initial Class*

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Asset Manager Portfolio: Initial Class

GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Growth Fund: Class I
o    Gartmore GVIT International Growth Fund: Class I
o    Gartmore GVIT Nationwide Leaders Fund: Class I

JANUS ASPEN SERIES
o    Global Technology Portfolio: Service Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TURST
o    AMT Growth Portfolio
o    AMT Guardian Portfolio
o    AMT Partners Portfolio


OPPENHEIMER VARIABLE ACCOUNT FUNDS
o    Oppenheimer Aggressive Growth Fund/VA: Initial Class
o Oppenheimer Balanced Fund/VA: Initial Class (formerly, Oppenheimer Multiple Strategies Fund/VA: Initial Class)
o    Oppenheimer Bond Fund/VA: Initial Class

STRONG OPPORTUNITY FUND II, INC.

*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2004:

ALLIANCEBERNSTEIN VARIABLE PORDUCTS SERIES FUND, INC.
o    AllianceBernstein Growth & Income Portfolio - Class A
o    AllianceBernstein Small Cap Value Portfolio - Class A

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS
o    American Century VP Income & Growth Fund: Class I

DREYFUS VARIABLE INVESTMENT FUND
o    Developing Leaders Portfolio: Initial Shares

FEDERATED INSURANCE SERIES
o    Federated American Leaders Fund II: Primary Shares
o    Federated Capital Appreciation Fund II: Primary Shares

GARTMORE VARIABLE INSURANCE TRUST
o    Gartmore GVIT Global Financial Services Fund: Class I
o    Gartmore GVIT Global Utilities Fund: Class I

JANUS ASPEN SERIES
o    Balanced Portfolio: Service Shares
o    Capital Appreciation Portfolio: Service Shares
o    International Growth Portfolio: Service Shares
o Risk-Managed Large Cap Core Portfolio: Service Shares (formerly Risk-Managed Large Cap Core Portfolio: Service Shares)

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Mid Cap Growth Portfolio: Class S

PUTNAM VARIABLE TRUST
o    Putnam VT International Equity Fund: Class IB

VAN KAMPEN
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o    Emerging Markets Debt Portfolio: Class I



For general information or to obtain FREE copies of the:

o    Nationwide's privacy statement;
o prospectus, annual report or semi-annual report for any underlying mutual fund; and
o    any required Nationwide forms,

call:


                   1-800-547-7548
             TDD   1-800-238-3035

or write:

             NATIONWIDE LIFE INSURANCE COMPANY
             ONE NATIONWIDE PLAZA, RR1-04-D4
             COLUMBUS, OHIO 43215

Material incorporated by reference to this prospectus can be found on the SEC website at:
                                   WWW.SEC.GOV

Information about this and other Best of America Products can be found on the world-wide web at:

                              WWW.BESTOFAMERICA.COM

THIS POLICY:

o    IS NOT A BANK DEPOSIT
o    IS NOT FDIC INSURED
o    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
o    IS NOT AVAILABLE IN EVERY STATE
o    MAY GO DOWN IN VALUE

The life insurance policies offered by this prospectus are flexible premium variable universal life insurance policies (flexible premium variable adjustable life insurance policies in Puerto Rico). They provide flexibility with the amount and frequency of premium payments.

No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account-2 or the fixed account, depending on how premium payments are invested.

DECLINING VALUES OR NEGATIVE INVESTMENT RESULTS MAY RESULT IN REDUCTIONS IN DEATH BENEFITS, CASH VALUES, AND THE LOSS OF INSURANCE COVERAGE IF ADDITIONAL PREMIUMS ARE NOT PAID.

Investors assume certain risks when investing in the policies, including the risk losing of money.

Nationwide guarantees the death benefit for as long as the policy is in force. Nationwide guarantees to keep the policy in force so long as minimum premium requirements have been met.

The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy issue date.


ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

BREAK POINT PREMIUM- The level annual premium at which the sales load is reduced on a current basis.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under reasonable mortality and expense charges with an annual effective interest rate of 5%. It is calculated pursuant to Rule 6e-3(T) of the Investment Company Act of 1940.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

MATURITY DATE- The policy anniversary on or next following the insured's 95th birthday.

NATIONWIDE- Nationwide Life Insurance Company.

NET PREMIUMS- Net premiums are equal to the actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SPECIFIED AMOUNT- The dollar amount used to determine the death benefit under a policy.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-2, a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................


TABLE OF CONTENTS.............................................


SUMMARY OF POLICY EXPENSES....................................

SYNOPSIS OF THE POLICIES......................................

NATIONWIDE LIFE INSURANCE COMPANY.............................

NATIONWIDE INVESTMENT SERVICES
     CORPORATION..............................................

INVESTING IN THE POLICY.......................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES................................

     Minimum Requirements for Issuance of Policies
     Premium Payments
     Pricing


POLICY CHARGES................................................
     Sales Load
     Tax Load
     Surrender Charges
     Reductions to Surrender Charges
     Monthly Cost of Insurance Charge
     Monthly Administrative Charge
     Increase Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH..............................
     Surrender (Redemption)
     Income Tax Withholding

VARIATION IN CASH VALUE.......................................
     Error in Age or Sex

POLICY PROVISIONS.............................................
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY.......................................
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE...............................................

POLICY LOANS..................................................
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment



ASSIGNMENT....................................................

POLICY OWNER SERVICES.........................................
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION.....................................
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Suicide
     Maturity Proceeds

RIGHT OF CONVERSION...........................................

GRACE PERIOD..................................................
     Reinstatement

TAX MATTERS...................................................
     Policy Proceeds
     Withholding
     Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS..........................................

STATE REGULATION..............................................

REPORTS TO POLICY OWNERS......................................

ADVERTISING...................................................

LEGAL PROCEEDINGS.............................................

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS......................

REGISTRATION STATEMENT........................................

DISTRIBUTION OF THE POLICIES..................................


NATIONWIDE INVESTMENT  SERVICES CORPORATION
     DIRECTORS AND OFFICERS...................................


ADDITIONAL INFORMATION ABOUT
     NATIONWIDE...............................................

COMPANY MANAGEMENT............................................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks.

Nationwide deducts a sales load and a tax load from premium payments.

The sales load is guaranteed never to exceed 3.5% of each premium payment. Currently, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium (see "Sales Load").

The tax load is approximately 3.5% of premiums for all states (see "Tax Expense Charge").

Nationwide deducts a mortality and expense risk charge equal to an annualized rate of 0.80% of the daily net assets of the variable account. For each policy anniversary starting on the 10th anniversary, if the cash surrender value is $25,000 or more, the mortality and expense risk charge is reduced to an annualized rate of 0.50% of the daily net assets of the variable account. For policies issued in New York, the reduction occurs regardless of the cash surrender value.

Nationwide deducts an administrative expense charge of $12.50 per month in the first year, and $5 per month in renewal years. Nationwide guarantees this charge will never exceed $25 per month in the first year and $7.50 per month in renewal years.

Nationwide deducts the following charges from the cash value of the policy:

o    a monthly cost of insurance charge;

o    a monthly cost of any additional benefits provided by riders to the policy;

o    an increase charge (applied to increases in the specified amount); and

o    a surrender charge.

The increase charge is comprised of an underwriting and administration component of $1.50 per year per $1,000 and a sales component of $0.54 per year per $1,000 (see "Increase Charge").

A surrender charge is assessed for policies surrendered during the first 9 policy years (see "Surrender Charges").

For more information about any policy charge, see "Policy Charges" in this prospectus.

SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to the minimum monthly premium. The initial premium is shown on the policy data page. Each premium payment must be at least equal to the minimum monthly premium.

Additional premium payments may be made at any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy (availability varies by state).

Riders currently include:

o    Maturity Extension Endorsement;

o    Spouse Rider;

o    Child Rider;

o    Waiver of Monthly Deductions Rider;

o    Accidental Death Benefit Rider;

o    Base Insured Term Rider;

o    Accelerated Death Benefit Rider;

o    Change of Insured Rider; and

o    Guaranteed Minimum Death Benefit Rider.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide offers a wide array of investment products, including variable annuity and variable life insurance products. Each of these products has different charges, benefit features and underlying investment options. Investors are encouraged to compare and contrast the costs and benefits of the policies against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the investor's particular investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account-2 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on May 7, 1987, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. The underlying mutual fund options are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, they may make an irrevocable, one time election to transfer all sub-account cash values to the fixed account. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible before the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

(1) shares of a current underlying mutual fund option are no longer available for investment; or

(2)  further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC and state insurance departments.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than this and those in other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks.

Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

Premium payments will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

Any interest in excess of 4.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 4.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR ISSUANCE OF A POLICY

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:

o    the insured must be age 80 or younger;

o Nationwide may require satisfactory evidence of insurability (including a medical exam); and

o    a minimum specified amount $50,000 ($100,000 in Pennsylvania and New
     Jersey).

PREMIUM PAYMENTS

Each premium payment must be at least equal to the minimum monthly premium. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

o Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk;

o during the first 3 policy years, the total premium payments, less any policy indebtedness, less any partial surrenders, less any partial surrender fee, must be greater than or equal to the minimum premium requirement in order to guarantee the policy remain in force. (The minimum premium requirement is shown on the policy data page.);

o premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded; and

o Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price premium payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the policy owner would not have access to their account.
POLICY CHARGES

SALES LOAD

Nationwide deducts a sales load from each premium payment received. It is guaranteed not to exceed 3.5% of each premium payment. Currently, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the break point premium. The break point premium is located on the policy data page.

The total sales load actually deducted from any policy will be equal to the sum of this front-end sales load plus any sales surrender charge.

TAX LOAD

Nationwide deducts a tax load equal to 3.5% from all premium payments. This charge is associated with the premium taxes imposed by various state and local jurisdictions and by the federal government under Section 848 of the Internal Revenue Code. The tax load may not equal the assessment paid by Nationwide during any particular year.

Nationwide does not expect to make a profit from these charges.

SURRENDER CHARGES

Nationwide deducts a surrender charge from the cash value of any policy surrendered during the first 9 years. The charge will be deducted proportionally from the cash value in each sub-account and the fixed account. The maximum initial surrender charge varies by issue age, sex, specified amount and underwriting classification. The surrender charge is calculated based on the initial specified amount.

The following tables illustrate the maximum initial surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis (see Appendix B for specific examples).

         INITIAL SPECIFIED AMOUNT $50,000-$99,999
---------------------------------------------------------
            Male       Female
Issue    Non-Tobacco Non-Tobacco    Male       Female
  Age                             Standard    Standard
---------------------------------------------------------
   25       $7.776      $7.521      $8.369      $7.818
---------------------------------------------------------
   35       $8.817      $8.398      $9.811      $8.891
---------------------------------------------------------
   45      $12.191     $11.396     $13.887     $12.169
---------------------------------------------------------
   55      $15.636     $14.011     $18.415     $15.116
---------------------------------------------------------
   65      $22.295     $19.086     $26.577     $20.641
---------------------------------------------------------

        INITIAL SPECIFIED AMOUNT $100,000 OR MORE
--------------------------------------------------------
         Male         Female
Issue    Non-TobaccoNon-Tobacco    Male       Female
  Age                            Standard    Standard
--------------------------------------------------------
   25       $5.776     $5.521      $6.369      $5.818
--------------------------------------------------------
   35       $6.817     $6.398      $7.811      $6.891
--------------------------------------------------------
   45       $9.691     $8.896     $11.387      $9.669
--------------------------------------------------------
   55      $13.136    $11.511     $15.915     $12.616
--------------------------------------------------------
   65      $21.295    $18.086     $25.577     $19.641
--------------------------------------------------------

The surrender charge is comprised of two components:

o    an underwriting component; and

o    sales component.

The underwriting component varies by issue age in the following manner:

         $1,000 OF INITIAL SPECIFIED AMOUNT
-------------------------------------------------------
Issue Age   Specified Amounts     Specified Amounts
            less than $100,000     $100,000 or more
-------------------------------------------------------
   0-35           $6.00                  $4.00
-------------------------------------------------------
  36-55           $7.50                  $5.00
-------------------------------------------------------
  56-80           $7.50                  $6.50
-------------------------------------------------------

The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies, including the costs of:

o    processing applications;

o    conducting medical exams;

o    determining insurability and the insured's underwriting class; and

o    establishing policy records.

The remainder of the surrender charge that is not attributable to the underwriting component represents the sales component. In no event will this component exceed 26 1/2% of the lesser of the Guideline Level Premium required in the first year or the premiums actually paid in the first year. The purpose of the sales component is to reimburse Nationwide for expenses incurred in the distribution of the policies.

The surrender charge may be insufficient to recover certain expenses related to the sale of the policies. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges. Additional premiums and/or income earned on assets in the variable account have no effect on these charges.

REDUCTIONS TO SURRENDER CHARGES

Surrender charges are reduced in subsequent policy years as follows:

------------------- -------------------------------
    COMPLETED         SURRENDER CHARGE AS A % OF
   POLICY YEARS       INITIAL SURRENDER CHARGES
------------------- -------------------------------
        0                        100%
------------------- -------------------------------
        1                        100%
------------------- -------------------------------
        2                        90%
------------------- -------------------------------
        3                        80%
------------------- -------------------------------
        4                        70%
------------------- -------------------------------
        5                        60%
------------------- -------------------------------
        6                        50%
------------------- -------------------------------
        7                        40%
------------------- -------------------------------
        8                        30%
------------------- -------------------------------
   9 and After                    0%
------------------- -------------------------------

The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in the specified amount.

For the initial specified amount, a completed policy year (in the chart above) is measured from the issue date. For any increase in the specified amount, a completed policy year (in the chart above) is measured from the effective date of the increase.

Special guaranteed maximum surrender charges apply in Pennsylvania (see Appendix
B).

MONTHLY COST OF INSURANCE CHARGE

The cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the policy's cash value, each calculated at the beginning of the policy month. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

If Death Benefit Option 1 is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.

Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on specified amounts less than $100,000 are based on the 1980 Commissioner's Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on specified amounts of $100,000 or more are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

For policies issued in Texas on a standard basis ("Special Class - Standard" in Texas), guaranteed cost of insurance rates for specified amounts less than $100,000 are based on 130% of the 1980 CSO.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately to the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual expenses related to maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $12.50 per month in the first year and $5 per month in renewal years. Nationwide may, at its sole discretion, increase this charge. However, Nationwide guarantees that this charge will never exceed $25 per month in the first year and $7.50 per month in renewal years.

INCREASE CHARGE

The increase charge is deducted proportionally from the cash value in the sub-accounts and the fixed account when the policy owner requests an increase in the specified amount. It is used to cover the cost of underwriting the requested increase and processing and distribution expenses related to the increase.

The increase charge is comprised of two components: underwriting and administration; and sales. The underwriting and administration component is equal to $1.50 per year per $1,000. The sales component is equal to $0.54 per year per $1,000. Nationwide does not expect to realize a profit from this charge.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a daily basis. The charge is equivalent to an annualized rate of 0.80% of the daily net assets of the variable account. Each policy anniversary starting on the 10th anniversary, if the cash surrender value is $25,000 or more, the mortality and expense risk charge is reduced to 0.50% on an annualized basis. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

For policies issued in New York, the reduction occurs regardless of the cash surrender value.

All charges are guaranteed. Nationwide may realize a profit from the mortality and expense risk charge.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes assessed against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges), where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group or sponsored arrangements made available by Nationwide (including employees of Nationwide and their families).

Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

o    the number of insureds;

o    the total premium expected to be paid;

o    total assets under management for the policy owner;

o    the nature of the relationship among individual insureds;

o    the purpose for which the policies are being purchased;

o    the expected persistency of individual policies; and

o any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflect differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Cash Surrender Value

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

Partial Surrenders

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

(1)  the minimum partial surrender is $500;

(2) partial surrenders may not reduce the specified amount to less than $50,000;

(3) after a partial surrender, the cash surrender value is greater than $500 or an amount equal to three times the current monthly deduction if higher;

(4) maximum total partial surrenders in any policy year are limited to 10% of the total premium payments. Currently, this requirement is waived beginning in the 15th year if the cash surrender value is $10,000 or more after the withdrawal; and

(5) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Under Death Benefit Option 1, the specified amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of cash value. In that case, a partial surrender will decrease the specified amount by the amount the partial surrender exceeds the difference between the death benefit and specified amount.

Surrenders charges are waived for partial surrenders that satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

(1)  the value each year of the life insurance protection provided;

(2)  an amount equal to any employer-paid premiums; or

(3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE
On any date during the policy year, the cash value equals the cash value on the preceding valuation period plus any net premium applied since the previous valuation period, minus any partial surrenders, plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the death benefit and cash value will be adjusted. The cash value will be adjusted to reflect the cost of insurance charges on the correct age and sex from the policy date.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured and names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

(1)  the request must be applied for in writing;

(2)  satisfactory evidence of insurability must be provided;

(3)  the increase must be for a minimum of $10,000;

(4) the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

(5)  age limits are the same as for a new issue.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary date on or next following the date Nationwide receives the request. Any such decrease will reduce insurance in the following order:

(1)  against insurance provided by the most recent increase;

(2)  against the next most recent increases successively; and

(3)  against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

(1) reduce the specified amount to less than $50,000 ($100,000 in New Jersey and Pennsylvania); or

(2)  disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to sub-accounts on the application will be allocated to the GVIT Gartmore GVIT Money Market Fund: Class I during the period that a policy owner can cancel the policy, unless a specific state requires premiums to be allocated to the fixed account. At the expiration of this cancellation period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period.

NET INVESTMENT FACTOR

Net investment factor is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily mortality and expense risk charge. This factor is equal to an annualized rate of 0.80% of the daily net assets of the variable account. Each policy anniversary starting on the 10th the mortality and expense risk charge is reduced to 0.50% on an annualized basis of the daily net assets of the variable account if the cash surrender value is $25,000 or more each anniversary. For policies issued in New York, the charge is reduced regardless of the cash surrender value on each anniversary.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an annualized rate which Nationwide periodically declares. The annual effective rate will never be less than 4%. (For a description of the annualized credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer 100% of allocations without penalty or adjustment subject to the following conditions:

o Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year;

o transfers made to the fixed account may not be made in the first policy year;

o Nationwide reserves the right to restrict transfers from the fixed account to 25% of the cash value attributable to the fixed account; and

o Nationwide reserves the right to restrict transfers to the fixed account to 25% of cash value.


Nationwide will determine the amount a policy owner has available for transfers among the sub-accounts in accumulation units based on the net asset value (NAV) per share of the underlying mutual fund in which a sub-account invests. The underlying mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time). An accumulation unit will not equal the NAV of the mutual fund in which the sub-account invests, however, because the accumulation unit value will reflect the deduction for any transaction fees and periodic charges.

Disruptive trading practices, which hamper the ability of underlying mutual fund managers in their orderly pursuit of stated investment objectives, may adversely affect the performance of the underlying mutual funds. Prior to the policy's maturity date, the policy owner may transfer among the available sub-account; however, in instances of disruptive trading that Nationwide may determine to be, or may have already determined to be, harmful to policy owners, Nationwide will, through the use of appropriate means available to it, attempt to curtail or limit the disruptive trading. If a policy owner's trading activities, or those of a third party acting on a policy owner's behalf, constitute disruptive trading, Nationwide will not limit a policy owner's ability to initiate the trades as provided in the policy; however, Nationwide may limit a policy owner's means for making a transfer or take other action Nationwide deems necessary to protect the interests of those investing in the affected sub-accounts.

Policy owners may submit transfer requests among the sub-account portfolios in writing by U.S. mail. On a daily basis, Nationwide will group transfer requests into transfer events. A "transfer event" is any valuation period on which allocations are moved between investment options, regardless of the quantity of reallocations. For example, if a policy owner moves the policy's cash value between 20 sub-account portfolios in one day, the entire reallocation only counts as one transfer event. Transfer events include transfers made pursuant to any asset rebalancing program that the policy owner elects. With the first 20 transfer events of a calendar year, or an equivalent amount in a shorter period, a policy owner may choose to submit transfer requests over the telephone, or via the Internet. Afterwards, Nationwide may require that all transfer requests be submitted in writing by U.S. mail. Nationwide will process a transfer at the end of the valuation period on which it is received.

Nationwide may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, the policy owner's subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a sub-account before the end of a stated period. These fees will only apply to sub-accounts corresponding to underlying mutual funds that impose such a charge. The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies. The fees are not intended to adversely impact policy owners not engaged in such strategies. The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's sub-account value. Nationwide will remit all such fees to the underlying mutual fund.


RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

o    10 days after receiving the policy;

o    45 days after signing the application; or

o    10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. This right varies by state.

POLICY LOANS
TAKING A POLICY LOAN

The policy owner may take a policy loan at any time after the first policy year using the policy as security. Maximum policy indebtedness is limited to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary.

For policies issued in Texas, maximum policy indebtedness is limited to 90% of the cash value in the sub-accounts and 100% of the cash value in the fixed account, less surrender charges and interest due on the next policy anniversary.

Nationwide will not grant a loan for an amount less than $200. Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

Currently, policy loans are credited with an annual effective rate of 5.1% during policy years 2 through 14 and an annual effective rate of 6% during the 15th and subsequent policy years. Nationwide guarantees the rate will never be lower than 5.1%. Nationwide may change the current interest crediting rate on policy loans at any time at its sole discretion. The loan interest rate is 6% per year for all policy loans.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested or at the time of loan repayment. The earned interest will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 years.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account. ASSIGNMENT While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual fund options: GVIT Gartmore GVIT Government Bond Fund: Class I; GVIT Gartmore GVIT Money Market
Fund: Class I; and the Neuberger Berman AMT Limited Maturity Bond Portfolio:
Class I. Dollar Cost Averaging transfers may not be directed to the fixed account.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

At issue, the policy owner selects the specified amount.

While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

The policy owner may choose one of two death benefit options:

OPTION 1. The death benefit will be the greater of the specified amount or the applicable percentage of cash value. Under Option 1 the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance may begin to affect death benefits, please see the illustrations.

OPTION 2. The death benefit will be the greater of the specified amount plus the cash value, or the applicable percentage of cash value and will vary directly with the investment performance.

The term "applicable percentage" means:

(1) 250% when the insured is attained age 40 or less at the beginning of a policy year; and

(2) when the insured is above attained age 40, the percentage shown in the "Applicable Percentage of Cash Value Table."



                           APPLICABLE PERCENTAGE OF CASH VALUE TABLE

---------------------------------------------------------------------------------------------
ATTAINED AGE   PERCENTAGE OF    ATTAINED AGE   PERCENTAGE OF    ATTAINED     PERCENTAGE OF
                 CASH VALUE                     CASH VALUE         AGE        CASH VALUE
---------------------------------------------------------------------------------------------
    0-40            250%             60            130%            80            105%
---------------------------------------------------------------------------------------------
     41             243%             61            128%            81            105%
---------------------------------------------------------------------------------------------
     42             236%             62            126%            82            105%
---------------------------------------------------------------------------------------------
     43             229%             63            124%            83            105%
---------------------------------------------------------------------------------------------
     44             222%             64            122%            84            105%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
     45             215%             65            120%            85            105%
---------------------------------------------------------------------------------------------
     46             209%             66            119%            86            105%
---------------------------------------------------------------------------------------------
     47             203%             67            118%            87            105%
---------------------------------------------------------------------------------------------
     48             197%             68            117%            88            105%
---------------------------------------------------------------------------------------------
     49             191%             69            116%            89            105%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
     50             185%             70            115%            90            105%
---------------------------------------------------------------------------------------------
     51             178%             71            113%            91            104%
---------------------------------------------------------------------------------------------
     52             171%             72            111%            92            103%
---------------------------------------------------------------------------------------------
     53             164%             73            109%            93            102%
---------------------------------------------------------------------------------------------
     54             157%             74            107%            94            101%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
     55             150%             75            105%            95            100%
---------------------------------------------------------------------------------------------
     56             146%             76            105%
---------------------------------------------------------------------------------------------
     57             142%             77            105%
---------------------------------------------------------------------------------------------
     58             138%             78            105%
---------------------------------------------------------------------------------------------
     59             134%             79            105%
---------------------------------------------------------------------------------------------

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary date following the date the change is approved by Nationwide.

If the change is from Option 1 to Option 2, the specified amount will be decreased by the amount of the cash value. Nationwide may require evidence of insurability for a change from Option 1 to Option 2. If the change is from Option 2 to Option 1, the specified amount will be increased by the amount of the cash value.

A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the current maximum premium limitations under
Section 7702 of the Internal Revenue Code.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

SUICIDE

If the insured dies by suicide, while sane or insane, within 2 years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness. If the insured dies by suicide, while sane or insane, within 2 years from the date Nationwide accepts an application for an increase in the specified amount, Nationwide will pay no more than the death benefit associated with the initial specified amount, plus the Cost of Insurance Charges associated with the increase in specified amount.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 95th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

RIGHT OF CONVERSION

The policy owner may, within 24 months of the policy date, make an irrevocable election to transfer all sub-account cash value to the fixed account. This election must be in writing and received at Nationwide's home office. This right of conversion may not be available in every state.

GRACE PERIOD

First Three Policy Years

The policies will not lapse during the first three policy years provided that on each monthly anniversary date (1) is greater than or equal to (2), where:

(1) is the sum of all premiums paid to date minus any policy indebtedness, minus any partial surrenders, and minus any partial surrender fee; and

(2) is the sum of monthly premiums required since the policy date, including the monthly minimum premium for the current monthly anniversary date.

If (1) is less than (2) and the cash surrender value is less than zero, a grace period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient premium to satisfy the minimum premium requirement. If sufficient premium is not paid by the end of the grace period, the policy will lapse without value. In any event, the policy will not lapse as long as there is a positive cash surrender value.

Policy Years Four and After

If the cash surrender value on a monthly anniversary day is not sufficient to cover the current policy charges, a grace period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient premium to cover the current policy charges due, plus an amount equal to three times the current monthly deduction.

All Policy Years

Nationwide will send a notice at the start of the grace period to the policy owner's last known address. If the insured dies during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

(1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

(2)  providing evidence of insurability satisfactory to Nationwide;

(3) paying an amount of premium equal to the minimum monthly premiums missed since the beginning of the grace period, if the policy terminated in the first 3 policy years;

(4) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period if the policy terminated in the fourth or later policy year;

(5) paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

(6) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

(1)  the cash value at the end of the grace period; or

(2) the surrender charge for the policy year in which the policy was reinstated.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are generally excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies").

As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase riders are treated as distributions; dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to the policy owner and may be treated as ordinary income in whole or in part.

The Internal Revenue Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals). Under these special rules, such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual," as that term is defined in the Internal Revenue Code, are treated as death proceeds and are subject to the death benefit rules of Section 101 of the Internal Revenue Code described above.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts, such as the variable account, be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed to be the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a life insurance policy (including a modified endowment contract) are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the income that is distributed. The mandatory backup withholding may arise if no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.


The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2004, an estate of less than $1,500,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.


When the insured dies, the death benefit will generally be included in such insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.


If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy. Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability. The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax rate is a flat rate equal to the maximum estate tax rate (currently 48%), and there is a provision for an aggregate $1.5 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.


NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty.

However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes, any such distributions may be subject to back-up withholding at the statutory rate if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law. EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date. Among other matters, EGTRRA provides for the repeal of the federal estate and generation skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, you should consult your independent legal, tax and/or financial adviser.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

o an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

o annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

o statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against Nationwide in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and Nationwide is evaluating its merits. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that Nationwide acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by Nationwide and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. Plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in litigation of a material nature.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of Nationwide VLI Separate Account-2 and Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The report of KPMG LLP covering the December 31, 2001 financials statements of Nationwide Life Insurance Company and subsidiaries refers to a change in accounting for derivative instruments and hedging activities, and for purchased or returned interests in securitized financial assets.

REGISTRATION STATEMENT

Nationwide has filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the policies discussed in this prospectus. However, the prospectus does not contain all the information included in the registration statement. The registration statement may also contain amendments and exhibits that are not included in the prospectus. The prospectus is meant to be a summary and explanation of the policy, which is the legal binding instrument for the policies. Please refer to the policy for additional information.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC. NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:


o    Nationwide VLI Separate Account-2;
o    Nationwide VLI Separate Account-3;
o    Nationwide VLI Separate Account-4;
o    Nationwide VLI Separate Account-6;
o    Nationwide Multi-Flex Variable Account;
o    Nationwide Variable Account;
o    Nationwide Variable Account-II;
o    Nationwide Variable Account-4;
o    Nationwide Variable Account-5;
o    Nationwide Variable Account-6;
o    Nationwide Variable Account-7;
o    Nationwide Variable Account-8;
o    Nationwide Variable Account-9;
o    Nationwide Variable Account-10;
o    Nationwide Variable Account-11;
o    Nationwide Variable Account-13;
o    Nationwide Variable Account-14;
o    Nationwide VA Separate Account-A;
o    Nationwide VA Separate Account-B;
o    Nationwide VA Separate Account-C;
o    Nationwide VL Separate Account-C; and
o    Nationwide VL Separate Account-D.


Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 99% of the target premium plus 4% of any excess premium payments. Gross renewal commissions in years 2 through 10 paid by Nationwide will not exceed 4% of actual premium payment, and will not exceed 1% in policy years 11 and thereafter.

No underwriting commissions have been paid by Nationwide to NISC.


NISC, or its affiliate, may receive compensation from a fund, its investment advisor, its distributor, or its affiliate ("Fund Entities"). These fees relate to the administration, distribution, or other services provided to the Fund Entities by NISC or NISC's affiliates. Some or all of this compensation may be paid pursuant to a Fund's 12b-1 plan. The amount of compensation is generally a percentage of the value of a fund's shares held by the Variable Account or other separate accounts we or our affiliate insurance companies sponsor. These percentages differ by Fund Entity.

NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

The following is a list of Directors and Officers of NISC.


Joseph J. Gasper, Director and Chairman of the Board
Richard A. Karas, Director and Vice Chairman
John M. Davis, President
William G. Goslee, Senior Vice President
Mark R. Thresher, Director and Senior Vice President and Treasurer Kevin S. Crossett, Vice President
Trey Rouse, Vice President
Peter R. Salvator, Vice President
Barbara J. Shane, Vice President-Compliance Officer
Karen R. Tackett, Vice President
Alan A. Todryk, Vice President-Taxation
Carol L. Dove, Associate Vice President-Treasury Services and Assistant
    Treasurer
Glenn W. Soden, Associate Vice President and Assistant Secretary
Thomas E. Barnes, Vice President and Secretary
John F. Delaloye, Assistant Secretary
Dina Tantra, Assistant Secretary
Mark D. Maxwell, Assistant Secretary
E. Gary Berndt, Assistant Treasurer


The business address of the Directors and Officers listed above is One Nationwide Plaza, Columbus, Ohio 43215.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

o    Nationwide Variable Account;
o    Nationwide Variable Account-II;
o    Nationwide Variable Account-3;
o    Nationwide Variable Account-4;
o    Nationwide Variable Account-5;
o    Nationwide Variable Account-6;
o    Nationwide Variable Account-7;
o    Nationwide Variable Account-8;
o    Nationwide Variable Account-9;
o    Nationwide Variable Account-10;
o    Nationwide Variable Account-11
o    Nationwide Variable Account-12
o    Nationwide Variable Account-13;
o    Nationwide Variable Account-14;
o    MFS Variable Account;
o    Nationwide Multi-Flex Variable Account;
o    Nationwide VLI Separate Account;
o    Nationwide VLI Separate Account-2;
o    Nationwide VLI Separate Account-3;
o    Nationwide VLI Separate Account-4; and
o    Nationwide VLI Separate Account-5
o    Nationwide VLI Separate Account-6.


Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

COMPANY MANAGEMENT

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide

General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. The business address of the directors and officers listed below is One Nationwide Plaza, Columbus, Ohio 43215.


W. G. JURGENSEN has been Chief Executive Officer of Nationwide since August 2000, Chief Executive Officer-Elect from May to August 2000 and a Director of Nationwide since May 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to 2000. Mr. Jurgensen was Executive Vice President of First Chicago NBD Corporation and Chairman of FCC National Bank from 1996 to 1998. Mr. Jurgensen has been with Nationwide for 42 years.

JOSEPH J. GASPER has been President and Chief Operating Officer and a Director of Nationwide since April 1996. Previously, he was Executive Vice President-Property and Casualty Operations of Nationwide from April 1995 to April 1996. He was Senior Vice President-Property and Casualty Operations of Nationwide from September 1993 to April 1995. Prior to that time, Mr. Gasper held various management positions with the Nationwide companies. Mr. Gasper has been with Nationwide for 37 years.

MARK R. THRESHER has been President and Chief Operating Officer-Elect of Nationwide Financial since December 2003. Previously, he was Senior Vice President-Finance-Nationwide Financial from May 1999 to December 2003, Vice President-Controller from August 1996 to May 1999. He was Vice President and Treasurer of Nationwide from June 1996 to August 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP from July 1988 to May 1996. Mr. Thresher has been with Nationwide for 8 years.

PATRICIA R. HATLER has been Executive Vice President, General Counsel and Secretary of Nationwide since March 2003. Previously, she was Senior Vice President, General Counsel and Secretary from April 2000 to March 2003, and Senior Vice President and General Counsel from July 1999 to April 2000. Prior to joining Nationwide, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999. Ms. Hatler has been with Nationwide for 5 years.

TERRI L. HILL has been Executive Vice President-Chief Administrative Officer of Nationwide since September 2003. She is also a director/officer of other Nationwide affiliates and subsidiaries. Ms. Hill previously held executive positions with several Nationwide subsidiaries from May 1997 to September 2003. Prior to that time, she was Vice President-Human Relations with American Express from February 1985 to September 1996. Ms. Hill has been with Nationwide for 7 years.

MICHAEL C. KELLER has been Executive Vice President-Chief Information Officer of Nationwide since June 2001. Prior to joining Nationwide, Mr. Keller was Senior Vice President of Bank One from January 1998 to June 2001, and held various management positions with IBM from July 1982 to December 1997. Mr. Keller has been with Nationwide for 3 years.

KATHLEEN D. RICORD has been Executive Vice President-Chief Marketing Officer of Nationwide Mutual since September 2003. Previously, she was Senior Vice President-Marketing and Strategy of several Nationwide companies from April 2002 to September 2003, Vice President-Marketing and Strategy from August 1999 to April 2002, Vice President-Assistant to the Chief Executive Officer and Enterprise Strategic Planning from March 1998 to August 1999 and Associate Vice President-Enterprise Strategic Planning and Assistant to the Chief Executive Officer from March 1997 to March 1998. Prior to that time, Ms. Ricord held several positions within Nationwide. Ms. Ricord has been with Nationwide for 18 years.

ROBERT A. ROSHOLT has been Executive Vice President-Chief Finance and Investment Officer of Nationwide since October 2002. Prior to joining Nationwide, Mr. Rosholt was Executive Vice President and Head of Operations of AON Corporation from September 2000 to September 2002. Prior to that time he was Executive Vice President-Chief Financial Officer of Bank One Corporation. Mr. Rosholt has been with Nationwide for 2 years.

WESLEY K. AUSTEN has been Senior Vice President-Property and Casualty Commercial/Farm Product Pricing of Nationwide since September 2003 and was Vice President from April 2002 to September 2003. He is also an officer of ALLIED Group, Inc. ("Allied"), a director/officer of various ALLIED affiliates and subsidiaries and was an employee of ALLIED from 1980 to April 2002. Mr. Austen has been with Nationwide for 24 years.

DAVID A. DIAMOND has been Senior Vice President since December 2000. Previously, he was Senior Vice President-Corporate Controller of Nationwide from August 1999 to December 2000. He was Vice President-Controller of Nationwide from October 1993 to August

1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 15 years.

DENNIS P. DRENT has been Senior Vice president-Internal Audits of Nationwide since May 2003, and was Vice President-Internal Audits from July 2000 to May 2003. Prior to joining Nationwide, he was a partner with Ernst & Young LLP from February 1999 to July 2000, and Vice President with TIG Insurance Company from August 1987 to February 1999.Mr. Drent has been with Nationwide for 4 years.

PHILIP C. GATH has been Senior Vice President-Chief Actuary-Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President-Product
Manager-Individual Variable Annuity from July 1997 to May 1998, and Vice President-Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 35 years.

J. LYNN GREENSTEIN has been Senior Vice President-Product Management of Nationwide since March 2003, and was Vice President-Operations Services from January 2000 to March 2003. She is also a director/officer of other Nationwide affiliates and subsidiaries. Ms. Greenstein has been with Nationwide for 19 years.

KELLY A. HAMILTON has been Senior Vice President-NI Finance of Nationwide since September 2003, and was Vice President-Corporate Controller from August 2001 to September 2003. She is also a director/officer of other Nationwide affiliates and subsidiaries. Ms. Hamilton has been with Nationwide for 9 years.

DAVID K. HOLLINGSWORTH has been Senior Vice President-President Nationwide Insurance Sales since August 2001. Mr. Hollingsworth has been with Nationwide for 14 years.

DAVID R. JAHN has been Senior Vice President-Property and Casualty Claims since October 2003. Prior to that time he was Senior Vice President-Product Management from November 2000 to October 2003. Mr. Jahn has been with Nationwide for 32 years.

M. EILEEN KENNEDY has been Senior Vice President-Chief Financial Officer of Nationwide since April 2004. Prior to that time she was Senior Vice President-NF Finance from January 2004 to April 2004. Ms. Kennedy has also been Executive Vice President and Chief Finance Officer of Gartmore Global Investments, Inc. ("Gartmore"), and serves as Executive Vice President of several Gartmore subsidiaries, since April 2003. Prior to that time, Ms. Kennedy held a number of management positions, including senior vice president and treasurer, with Bank One Corporation from June 1980 to April 2003. Ms. Kennedy has been with Nationwide for 1 year.

RICHARD A. KARAS has been Senior Vice President-Sales-Financial Services of Nationwide since March 1993. Previously, he was Vice President-Sales-Financial Services of Nationwide from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 39 years.

GALE V. KING has been Senior Vice President-Property and Casualty Human Resources of Nationwide since October 2003, and was Vice President-Human Resources-Nationwide Insurance from May 1999 to October 2003. She is also a director of other Nationwide affiliates and subsidiaries. Ms. King has been with Nationwide for 21 years.

SRINIVAS KOUSHIK has been Senior Vice President-Chief Technology Officer of Nationwide Mutual since December 2003 and was Vice President-Information Systems from April 2002 to December 2003. Prior to joining Nationwide, he was Chief Technology Officer with IBM Global Services from January 1994 to January 2002. Mr. Koushik has been with Nationwide for 2 years.

GREGORY S. LASHUTKA has been Senior Vice President-Corporate Relations of Nationwide since January 2000. Prior to that time, he was Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. Mr. Lashutka has been with Nationwide for 4 years.

GARY D. MCMAHAN has been Senior Vice President of Nationwide since August 2002. Prior to that time he was self-employed as a consultant from February 1999 to August 2002, and held a number of management positions including Senior Vice President, with Massachusetts Mutual Insurance Company from January 1970 to February 1999. Mr. McMahan has been with Nationwide for 2 years.

BRIAN W. NOCCO has been Senior Vice President and Treasurer of Nationwide since April 2001. Prior joining Nationwide, he was Executive Vice President of Imperial Bank and subsidiaries from May 1998 to June 2001. He was Senior Vice President-Chief Compliance Officer with The Chubb Corporation from 1994 to 1998 and Treasurer and Vice President-Finance of Continental Bank Corporation from 1986 to 1994. From 1974 to 1986 he held management positions in several companies. Mr. Nocco has been with Nationwide for 3 years.

MARK D. PHELAN has been Senior Vice President-Technology and Operations of Nationwide since December 2000. Prior to joining Nationwide, he was Executive Vice President of Check Free Corporation from October 1992 to November 1997, Sales Vice President of AT&T Corporation from February 1982 to November

1992, and Operations Manager with IBM Corporation from April 1977 to February 1982. Mr. Phelan has been with Nationwide for 4 years.

JOHN S. SKUBIK has been Senior Vice President-Consumer Finance since January 2003. Prior to that time he was Senior Vice President-Strategic Initiatives from November 2001 to January 2003. Prior to joining Nationwide in 2001, Mr. Skubik was an Executive Vice President with Bank One. Mr. Skubik has been with Nationwide for 3 years.

KATHERINE A. STUMPH has been Senior Vice President-Marketing, Strategy and Urban Operations of Nationwide since September 2003, and was Vice President-Strategic Initiatives and Assistant to the CEO from May 2003 to September 2003. She has held various other officer positions from September 1996 to May 2003. Ms. Stumph has been with Nationwide for 28 years.

MARK D. TORKOS has been Senior Vice President-Property and Casualty Systems of Nationwide since December 2003. Prior to joining Nationwide, he was Chief Technology Officer and held a variety of senior level positions with Bank One from 1994 to December 2003. Mr. Torkos has been with Nationwide for less than 1 year.

ROBERT L. WILSON has been Senior Vice President-Corporate Strategy of Nationwide since February 2004. Prior to joining Nationwide, he was proprietor/consultant with Greenwich Advisors from September 2001 to February 2004, Executive Vice President with AIA from May 1998 to September 2001, and Executive Vice President with Chase Manhattan Bank from June 1993 to May 1998. Mr. Wilson has been with Nationwide for less than 1 year.

SUSAN A. WOLKEN has been Senior Vice President-Product Management and Nationwide Financial Marketing since May 1999. Previously, she was Senior Vice President-Life Company Operations of Nationwide from June 1997 to May 1999. She was Senior Vice President-Enterprise Administration of Nationwide from July 1996 to June 1997. Prior to that time, she was Senior Vice President-Human Resources of Nationwide from April 1995 to July 1996, Vice President-Human Resources of Nationwide from September 1993 to April 1995, and Vice President-Individual Life and Health Operations from September 1993 to April 1995. Ms. Wolken has been with Nationwide for 27 years.

--------------------------------------------------------------------------------
                       APPENDIX A: SUB-ACCOUNT PORTFOLIOS
--------------------------------------------------------------------------------


The Sub-Account portfolios listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Total Sub-Account Portfolio Annual Operating Expenses are expenses that are deducted from Sub-Account portfolio assets, including management fees, distribution (12b-1) fees, and other expenses.

Please refer to the prospectus for each Sub-Account portfolio for more detailed information.


AIM VARIABLE INSURANCE FUNDS - AIM V.I. BASIC VALUE FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO: CLASS A
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO: CLASS A
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP BALANCED FUND: CLASS I
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP CAPITAL APPRECIATION FUND: CLASS I
(not available for policies issued on or after September 27, 1999)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO (not available for policies issued on or after September 27, 1999)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO
(not available for policies issued on or after September 27, 1999)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

CREDIT SUISSE TRUST - SMALL CAP GROWTH PORTFOLIO
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Credit Suisse Asset Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P Small Cap 600 Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - DEVELOPING LEADERS PORTFOLIO: INITIAL SHARES
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximum capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - GROWTH AND INCOME PORTFOLIO: INITIAL SHARES
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth, current income and growth of income.
------------------------------------------------ -----------------------------------------------------------------------------------



FEDERATED INSURANCE SERIES - FEDERATED AMERICAN LEADERS FUND II: PRIMARY SHARES
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED CAPITAL APPRECIATION FUND II: PRIMARY SHARES
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: INITIAL CLASS
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II ASSET MANAGER PORTFOLIO: INITIAL CLASS
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II CONTRAFUND(R) PORTFOLIO: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP II INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III GROWTH OPPORTUNITIES PORTFOLIO: INITIAL CLASS
(not available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III MID CAP PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, Inc
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - COMSTOCK GVIT VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Counseling
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS I
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.  The Fund invests in a
FUND: CLASS II                                                  target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS MODERATELY                                         and income.  The Fund invests in a target allocation mix of 30%
CONSERVATIVE FUND: CLASS                                        large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
II                                                              stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital.  The Fund invests in a target allocation mix of 40% large
FUND: CLASS II                                                  cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.  The Fund invests in a
AGGRESSIVE FUND: CLASS II                                       target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking growth of capital
DESTINATIONS AGGRESSIVE                                         and income.  The Fund invests in a target allocation mix of 30%
FUND: CLASS II                                                  large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) LEADERS FUND: CLASS I
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - BALANCED PORTFOLIO: SERVICE SHARES
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------



JANUS ASPEN SERIES - CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - RISK-MANAGED CORE PORTFOLIO: SERVICE SHARES
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and future income.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT BALANCED PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital and reasonable current income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GROWTH PORTFOLIO (not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO (not
available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS S
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO (not
available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BALANCED FUND/VA: INITIAL CLASS
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total investment return; current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER BOND FUND/VA: INITIAL CLASS
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) SMALL CAP FUND/VA: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT GROWTH & INCOME FUND: CLASS IB
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------



PUTNAM VARIABLE TRUST - PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT VOYAGER FUND: CLASS IB
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II, INC.: INVESTOR CLASS
(not available for policies issued on or after May 1, 2003)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE FUNDS, INC. - STRONG DISCOVERY FUND II, INC.
(not available for policies issued on or after September 27, 1999)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Strong Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE BOND FUND: INITIAL CLASS
(not available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL CLASS
(not available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
(not available for policies issued on or after May 1, 2002)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in "hard asset securities."
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
(not available for policies issued on or after May 1, 2004)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------


APPENDIX B:  ILLUSTRATIONS OF SURRENDER CHARGES

Example 1. A female non-tobacco, age 45, purchases a policy with a specified amount of $50,000 and a scheduled premium of $750. She now wishes to surrender the policy during the first policy year. By using the "Initial Surrender Charge" table reproduced below, (also see "Surrender Charges") the total surrender charge per thousand, multiplied by the specified amount expressed in thousands, equals the total Surrender Charge of $569.80 ($11.396 x 50=569.80).

Example 2. A male non-tobacco, age 35, purchases a policy with a specified amount of $100,000 and a scheduled premium of $1,100. He now wants to surrender the policy in the sixth policy year. The total initial surrender charge is calculated using the method illustrated above. (Surrender charge per 1,000=6.817 x 100 for a total of $681.70 maximum initial surrender charge). Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges"). In this case, $681.70 x 60%=$409.02 which is the amount Nationwide deducts as a total surrender charge.

The following tables illustrate the maximum initial surrender charge per $1,000 of initial specified amount for policies that are issued on a standard basis.




                             INITIAL SPECIFIED AMOUNT $50,000-$99,999
-----------------------------------------------------------------------------------------------------------
        ISSUE                  MALE                FEMALE                MALE                FEMALE
         AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
-----------------------------------------------------------------------------------------------------------
          25                  $7.776               $7.521               $8.369               $7.818
-----------------------------------------------------------------------------------------------------------
          35                   8.817                8.398                9.811                8.891
-----------------------------------------------------------------------------------------------------------
          45                  12.191               11.396               13.887               12.169
-----------------------------------------------------------------------------------------------------------
          55                  15.636               14.011               18.415               15.116
-----------------------------------------------------------------------------------------------------------
          65                  22.295               19.086               26.577               20.641
-----------------------------------------------------------------------------------------------------------

                            INITIAL SPECIFIED AMOUNT $100,000 OR MORE
-----------------------------------------------------------------------------------------------------------
        ISSUE                  MALE                FEMALE                MALE                FEMALE
         AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
-----------------------------------------------------------------------------------------------------------
          25                  $5.776               $5.521               $6.369               $5.818
-----------------------------------------------------------------------------------------------------------
          35                   6.817                6.398                7.811                6.891
-----------------------------------------------------------------------------------------------------------
          45                   9.691                8.896               11.387                9.669
-----------------------------------------------------------------------------------------------------------
          55                  13.136               11.511               15.915               12.616
-----------------------------------------------------------------------------------------------------------
          65                  21.295               18.086               25.577               19.641
-----------------------------------------------------------------------------------------------------------


                                       REDUCTIONS TO SURRENDER CHARGES
-----------------------------------------------------------------------------------------------------------
                                     SURRENDER CHARGE                                SURRENDER CHARGE
           COMPLETED                 AS A % OF INITIAL          COMPLETED           AS A % OF INITIAL
          POLICY YEARS               SURRENDER CHARGES         POLICY YEARS         SURRENDER CHARGES
-----------------------------------------------------------------------------------------------------------
               0                             100%                   5                        60%
-----------------------------------------------------------------------------------------------------------
               1                             100%                   6                        50%
-----------------------------------------------------------------------------------------------------------
               2                              90%                   7                        40%
-----------------------------------------------------------------------------------------------------------
               3                              80%                   8                        30%
-----------------------------------------------------------------------------------------------------------
               4                              70%                    9+                       0%
-----------------------------------------------------------------------------------------------------------

The current surrender charges are the same for all states. However, in Pennsylvania, the guaranteed maximum surrender charges are spread out over 14 years. The guaranteed maximum surrender charges in subsequent years in Pennsylvania are reduced in the following manner.

---------------------------------------------------------------------------------------------------------------

                  SURRENDER CHARGE                    SURRENDER CHARGE                     SURRENDER CHARGE
   COMPLETED     AS A % OF INITIAL     COMPLETED      AS A % OF INITIAL      COMPLETED     AS A % OF INITIAL
    POLICY           SURRENDER           POLICY           SURRENDER           POLICY           SURRENDER
     YEARS            CHARGES            YEARS             CHARGES             YEARS            CHARGES
---------------------------------------------------------------------------------------------------------------
       0                   100%            5                 60%                10                    20%
---------------------------------------------------------------------------------------------------------------
       1                   100%            6                 50%                11                    15%
---------------------------------------------------------------------------------------------------------------
       2                    90%            7                 40%                12                    10%
---------------------------------------------------------------------------------------------------------------
       3                    80%            8                 30%                13                     5%
---------------------------------------------------------------------------------------------------------------
       4                    70%            9                 25%                 14+                   0%
---------------------------------------------------------------------------------------------------------------


The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact the home office for an illustration.

Nationwide has no plans to change the current surrender charges.

--------------------------------------------------------------------------------

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide VLI Separate Account-2:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31,2003

Assets:

   Investments at fair value:
      AIM VIF - AIM V.I. Capital Appreciation Fund - Series I (AIMCapAp)
         3,135 shares (cost $58,438)........................................................   $    66,715
      AIM VIF Basic Value Fund - Series I (AIMBVF)
         19,085 shares (cost $189,925)......................................................       203,442
      AIM VIF Capital Development Fund - Series I (AIMCDF)
         4,906 shares (cost $57,733)........................................................        62,360
      Alliance Bernstein VPS Small Cap Value Portfolio - Class A (AllSmCpVal)
         14,574 shares (cost $190,639)......................................................       211,184
      Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)
         19,100 shares (cost $383,619)......................................................       416,380
      American Century VP Balanced Fund - Class I (ACVPBal)
         835,237 shares (cost $5,508,059)...................................................     5,629,497
      American Century VP Capital Appreciation Fund - Class I (ACVPCapAp)
         1,839,607 shares (cost $14,981,363)................................................    13,098,000
      American Century VP Income & Growth Fund - Class I (ACVPIncGr)
         569,557 shares (cost $3,015,436)...................................................     3,741,988
      American Century VP Inflation Protection Fund - Class II (ACVPInfPr)
         7,289 shares (cost $74,144)........................................................        75,145
      American Century VP International Fund - Class I (ACVPInt)
         1,784,083 shares (cost $10,662,183)................................................    11,471,653
      American Century VP Ultra Fund - Class I (ACVPUltra)
         50,764 shares (cost $437,737)......................................................       466,014
      American Century VP Value Fund - Class I (ACVPVal)
         1,636,827 shares (cost $10,888,421)................................................    12,750,880
      Comstock GVIT Value Fund - Class I (ComGVITVal)
         13,042 shares (cost $117,074)......................................................       129,640
      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         92,598 shares (cost $735,232)......................................................       875,048
      Credit Suisse Trust - International Focus Portfolio (CSIntEq)
         700,069 shares (cost $5,818,907)...................................................     6,195,611
      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         1,078,591 shares (cost $11,096,706)................................................    14,884,555
      Dreyfus GVIT International Value Fund - Class I (DryIntVal)
         15,989 shares (cost $192,405)......................................................       210,418
      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         457,119 shares (cost $5,510,723)...................................................     6,751,652
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         85,174 shares (cost $1,015,313)....................................................     1,116,636

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

      Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DrySRGro)
         419,875 shares (cost $14,485,910)..................................................   $ 9,988,838
      Dreyfus Stock Index Fund (DryStkIx)
         2,755,240 shares (cost $88,020,002)................................................    78,303,907
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         188,705 shares (cost $5,657,867)...................................................     6,495,241
      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryDevLeadI)
         4,714 shares (cost $163,132).......................................................       176,257
      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
         124,754 shares (cost $2,622,231)...................................................     2,515,032
      Federated American Leaders Fund II - Primary Shares (FedAmLdII)
         724 shares (cost $13,015)..........................................................        13,829
      Federated Capital Appreciation Fund II - Primary Shares (FedCpApII)
         1,215 shares (cost $6,135).........................................................         6,635
      Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
         26,047 shares (cost $204,840)......................................................       208,896
      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         137,143 shares (cost $1,615,913)...................................................     1,623,774
      Fidelity(R)VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         3,204,677 shares (cost $75,195,230)................................................    74,284,422
      Fidelity(R)VIP - Growth Portfolio: Initial Class (FidVIPGr)
         3,062,762 shares (cost $134,660,773)...............................................    95,068,140
      Fidelity(R)VIP - High Income Portfolio: Initial Class (FidVIPHI)
         3,710,348 shares (cost $22,225,627)................................................    25,786,916
      Fidelity(R)VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         1,102,398 shares (cost $13,435,709)................................................    17,186,381
      Fidelity(R)VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
         1,677,352 shares (cost $26,542,631)................................................    24,254,513
      Fidelity(R)VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
         2,363,817 shares (cost $56,328,677)................................................    54,675,085
      Fidelity(R)VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPInvGrB)
         17,653 shares (cost $235,768)......................................................       240,252
      Fidelity(R)VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
         276,847 shares (cost $4,544,028)...................................................     4,172,090
      Fidelity(R)VIP III - Mid Cap Portfolio: Service Class (FidVIPMCap)
         30,734 shares (cost $682,559)......................................................       740,696
      Fidelity(R)VIP III - Value Strategies Portfolio: Service Class (FidVIPValStS)
         172,457 shares (cost $1,955,062)...................................................     2,136,744
      Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
         (FTVIPFRDiv) 56,109 shares (cost $848,387).........................................       913,449
      Franklin Templeton VIP -
      Franklin Small Cap Value Securities Fund - Class I (FTVIPSmCpVal)
            13,199 shares (cost $154,595)...................................................       169,076
      Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class I (FTVIPFS)
         30,353 shares (cost $343,892)......................................................       375,467

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         163,841 shares (cost $1,383,854)...................................................   $ 1,612,192
      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin)
         31,265 shares (cost $352,113)......................................................       356,105
      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         63,183 shares (cost $661,958)......................................................       629,303
      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         343,387 shares (cost $1,215,482)...................................................     1,273,967
      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
         18,114 shares (cost $147,890)......................................................       165,926
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         1,353,967 shares (cost $16,631,333)................................................    16,423,617
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         1,719,348 shares (cost $30,956,682)................................................    17,159,090
      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         47,364 shares (cost $459,362)......................................................       496,850
      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         36,945 shares (cost $366,158)......................................................       381,268
      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         234,346 shares (cost $2,195,459)...................................................     2,470,006
      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         195,717 shares (cost $1,797,292)...................................................     2,074,599
      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         67,146 shares (cost $654,610)......................................................       703,695
      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         12,856 shares (cost $76,135).......................................................        81,247
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         31,758,648 shares (cost $31,758,648)...............................................    31,758,648
      Gartmore GVIT Nationwide(R)Leaders Fund - Class I (GVITLead)
         10,091 shares (cost $101,668)......................................................       119,179
      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         126,523 shares (cost $1,539,759)...................................................     1,641,007
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         1,298,293 shares (cost $11,485,484)................................................    15,008,264
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         1,259,065 shares (cost $23,801,358)................................................    27,359,492
      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         7,170,192 shares (cost $103,995,562)...............................................    73,637,874
      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         97,261 shares (cost $1,059,045)....................................................     1,044,584
      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         1,174 shares (cost $27,080)........................................................        27,954
      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         120,909 shares (cost $2,273,247)...................................................     2,500,390
      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         376,692 shares (cost $1,025,067)...................................................     1,329,723
      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         75,224 shares (cost $1,268,929)....................................................     1,721,888

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

      Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRsLgCpCr)
         636 shares (cost $7,439)...........................................................   $     7,941
      MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
         128,658 shares (cost $1,247,045)...................................................     1,268,567
      MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
         6,382 shares (cost $54,035)........................................................        55,584
      MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)
         4,061 shares (cost $39,851)........................................................        43,700
      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
         7,633 shares (cost $68,003)........................................................        68,160
      Neuberger Berman AMT - Fasciano Portfolio (NBAMTFas)
         864 shares (cost $9,966)...........................................................        10,713
      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         1,554,592 shares (cost $14,602,384)................................................    16,198,848
      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         140,139 shares (cost $1,607,978)...................................................     1,959,147
      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         474,037 shares (cost $6,303,912)...................................................     6,257,290
      Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S (NBAMTMCGr)
         17,806 shares (cost $262,407)......................................................       272,069
      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         1,321,998 shares (cost $18,969,309)................................................    20,358,765
      Neuberger Berman AMT - Socially Responsive Portfolio (NBAMTSocRe)
         3,282 shares (cost $36,246)........................................................        40,528
      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         49,858 shares (cost $1,793,509)....................................................     1,830,283
      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
         1,156,060 shares (cost $12,746,798)................................................    13,202,210
      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         433,347 shares (cost $12,466,337)..................................................    15,037,136
      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         1,310,984 shares (cost $29,326,647)................................................    32,879,487
      Oppenheimer High Income Fund/VA - Initial Class (OppHiIncInt)
         36,258 shares (cost $296,894)......................................................       312,181
      Oppenheimer Main Street(R)Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         74,492 shares (cost $1,316,200)....................................................     1,430,243
      Oppenheimer Main Street(R)Small Cap Fund/VA - Initial Class (OppMaStSmCpI)
         30,042 shares (cost $374,449)......................................................       403,769
      Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
         967,615 shares (cost $15,174,020)..................................................    15,404,426
      Putnam VT Growth & Income Fund - IB Shares (PUTVTGrIncIB)
         643 shares (cost $13,400)..........................................................        14,960
      Putnam VT International Equity Fund - IB Shares (PUTVTIntlEqIB)
         4,885 shares (cost $57,360)........................................................        62,777
      Putnam VT Voyager Fund - IB Shares (PUTVTVoyIB)
         582 shares (cost $14,072)..........................................................        15,097

      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         105,978 shares (cost $2,123,252)...................................................   $  2,273,224
      Strong Opportunity Fund II, Inc. (StOpp2)
         1,792,807 shares (cost $37,105,314)................................................     34,045,406
      Strong VIF - Strong Discovery Fund II (StDisc2)
         602,676 shares (cost $6,267,763)...................................................      7,629,880
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         22 shares (cost $112)..............................................................             22
      Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
         206,458 shares (cost $571,601).....................................................        648,279
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         350,612 shares (cost $4,394,471)...................................................      4,666,639
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         458,745 shares (cost $4,202,668)...................................................      5,573,752
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         350,433 shares (cost $4,190,631)...................................................      5,210,940
      Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A (VKoreFI)
         2,653 shares (cost $30,203)........................................................         30,617
      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         316,520 shares (cost $2,679,847)...................................................      2,861,344
      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         836,577 shares (cost $10,577,966)..................................................     13,033,865
                                                                                               ------------
            Total Investments...............................................................    880,777,175

   Accounts Receivable......................................................................        785,011
                                                                                               ------------
            Total Assets....................................................................    881,562,186

Accounts Payable............................................................................             --
                                                                                               ------------
Contract Owners Equity (note 7).............................................................   $881,562,186
                                                                                               ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS
Year Ended December 31,2003

                                                          Total       AIMCapAp    AIMBVF    AIMCDF
                                                      -------------   --------   -------   -------
Investment activity:
   Reinvested dividends ...........................   $   8,949,773        --         56        --
   Mortality and expense risk charges (note 3) ....      (5,897,663)     (235)      (350)     (105)
                                                      -------------    ------    -------   -------
      Net investment income (loss) ................       3,052,110      (235)      (294)     (105)
                                                      -------------    ------    -------   -------

   Proceeds from mutual fund shares sold ..........     321,981,360     4,295     43,721    19,663
   Cost of mutual fund shares sold ................    (358,212,120)   (3,770)   (39,232)  (18,923)
                                                      -------------    ------    -------   -------
      Realized gain (loss) on investments .........     (36,230,760)      525      4,489       740
   Change in unrealized gain (loss)
      on investments ..............................     223,498,022     8,278     13,517     4,627
                                                      -------------    ------    -------   -------
      Net gain (loss) on investments ..............     187,267,262     8,803     18,006     5,367
                                                      -------------    ------    -------   -------
   Reinvested capital gains .......................         231,065        --         --        --
                                                      -------------    ------    -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........   $ 190,550,437     8,568     17,712     5,262
                                                      =============    ======    =======   =======

                                                      AllSmCpVal   AllVGroInc     ACVPBal     ACVPCapAp
                                                      ----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ...........................         13            6        129,712           --
   Mortality and expense risk charges (note 3) ....       (305)        (424)       (39,223)     (92,344)
                                                       -------       ------     ----------   ----------
      Net investment income (loss) ................       (292)        (418)        90,489      (92,344)
                                                       -------       ------     ----------   ----------

   Proceeds from mutual fund shares sold ..........     29,229        3,012      1,055,800    1,378,246
   Cost of mutual fund shares sold ................    (28,287)      (2,937)    (1,381,905)  (3,280,808)
                                                       -------       ------     ----------   ----------
      Realized gain (loss) on investments .........        942           75       (326,105)  (1,902,562)
   Change in unrealized gain (loss)
      on investments ..............................     20,545       32,761      1,118,651    4,110,801
                                                       -------       ------     ----------   ----------
      Net gain (loss) on investments ..............     21,487       32,836        792,546    2,208,239
                                                       -------       ------     ----------   ----------
   Reinvested capital gains .......................         31           --             --           --
                                                       -------       ------     ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........     21,226       32,418        883,035    2,115,895
                                                       =======       ======     ==========   ==========

                                                       ACVPIncGr    ACVPInfPr     ACVPInt     ACVPUltra
                                                      -----------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ...........................   $    42,157         725       76,687           --
   Mortality and expense risk charges (note 3) ....       (22,571)       (282)     (75,393)      (2,083)
                                                      -----------    --------   ----------   ----------
      Net investment income (loss) ................        19,586         443        1,294       (2,083)
                                                      -----------    --------   ----------   ----------

   Proceeds from mutual fund shares sold ..........     1,399,508     136,350    3,828,602    1,424,153
   Cost of mutual fund shares sold ................    (1,656,349)   (136,575)  (5,649,230)  (1,401,682)
                                                      -----------    --------   ----------   ----------
      Realized gain (loss) on investments .........      (256,841)       (225)  (1,820,628)      22,471
   Change in unrealized gain (loss)
      on investments ..............................     1,047,403       1,001    4,044,090       31,622
                                                      -----------    --------   ----------   ----------
      Net gain (loss) on investments ..............       790,562         776    2,223,462       54,093
                                                      -----------    --------   ----------   ----------
   Reinvested capital gains .......................            --          18           --           --
                                                      -----------    --------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........   $   810,148       1,237    2,224,756       52,010
                                                      ===========    ========   ==========   ==========

                                                        ACVPVal    ComGVITVal     CSGPVen     CSIntEq
                                                      ----------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends ...........................      122,033        677             --      26,142
   Mortality and expense risk charges (note 3) ....      (83,906)      (344)        (5,477)    (37,440)
                                                      ----------    -------     ----------   ---------
      Net investment income (loss) ................       38,127        333         (5,477)    (11,298)
                                                      ----------    -------     ----------   ---------

   Proceeds from mutual fund shares sold ..........    4,016,279     20,991      6,329,783     937,646
   Cost of mutual fund shares sold ................   (4,484,903)   (19,338)    (6,187,737)   (995,370)
                                                      ----------    -------     ----------   ---------
      Realized gain (loss) on investments .........     (468,624)     1,653        142,046     (57,724)
   Change in unrealized gain (loss)
      on investments ..............................    3,272,161     12,566        162,735   1,638,617
                                                      ----------    -------     ----------   ---------
      Net gain (loss) on investments ..............    2,803,537     14,219        304,781   1,580,893
                                                      ----------    -------     ----------   ---------
   Reinvested capital gains .......................           --         --             --          --
                                                      ----------    -------     ----------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........    2,841,664     14,552        299,304   1,569,595
                                                      ==========    =======     ==========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31,2003

                                                     CSSmCapGr    DryIntVal   DryMidCapIx   DrySmCapIxS
                                                    -----------   ---------   -----------   -----------
Investment activity:
   Reinvested dividends .........................   $        --          --        24,317        1,671
   Mortality and expense risk charges (note 3) ..       (89,532)       (311)      (37,047)      (3,223)
                                                    -----------    --------    ----------     --------
      Net investment income (loss) ..............       (89,532)       (311)      (12,730)      (1,552)
                                                    -----------    --------    ----------     --------

   Proceeds from mutual fund shares sold ........     5,621,661     117,634     1,578,531      372,139
   Cost of mutual fund shares sold ..............    (7,180,721)   (108,623)   (1,736,046)    (306,784)
                                                    -----------    --------    ----------     --------
      Realized gain (loss) on investments .......    (1,559,060)      9,011      (157,515)      65,355
   Change in unrealized gain (loss)
      on investments ............................     6,398,613      18,013     1,649,966      101,495
                                                    -----------    --------    ----------     --------
      Net gain (loss) on investments ............     4,839,553      27,024     1,492,451      166,850
                                                    -----------    --------    ----------     --------
  Reinvested capital gains ......................            --          --            40        5,323
                                                    -----------    --------    ----------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 4,750,021      26,713     1,479,761      170,621
                                                    ===========    ========    ==========     ========

                                                     DrySRGro      DryStkIx     DryVIFApp   DryDevLeadI
                                                    ----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends .........................       10,175     1,036,389       82,867          45
   Mortality and expense risk charges (note 3) ..      (67,265)     (491,154)     (43,638)       (221)
                                                    ----------   -----------   ----------     -------
      Net investment income (loss) ..............      (57,090)      545,235       39,229        (176)
                                                    ----------   -----------   ----------     -------

   Proceeds from mutual fund shares sold ........    1,095,766     8,989,786    3,788,412      12,737
   Cost of mutual fund shares sold ..............   (1,840,973)  (11,036,767)  (4,796,120)    (11,687)
                                                    ----------   -----------   ----------     -------
      Realized gain (loss) on investments .......     (745,207)   (2,046,981)  (1,007,708)      1,050
   Change in unrealized gain (loss)
      on investments ............................    2,849,243    18,594,894    2,073,274      13,125
                                                    ----------   -----------   ----------     -------
      Net gain (loss) on investments ............    2,104,036    16,547,913    1,065,566      14,175
                                                    ----------   -----------   ----------     -------
  Reinvested capital gains ......................           --            --           --          --
                                                    ----------   -----------   ----------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    2,046,946    17,093,148    1,104,795      13,999
                                                    ==========   ===========   ==========     =======

                                                    DryVIFGrInc   FedAmLdII   FedCpApII   FGVITHiInc
                                                    -----------   ---------   ---------   ----------
Investment activity:
   Reinvested dividends .........................   $    18,048         --          --        6,724
   Mortality and expense risk charges (note 3) ..       (14,646)       (11)        (12)        (394)
                                                    -----------     ------      ------     --------
      Net investment income (loss) ..............         3,402        (11)        (12)       6,330
                                                    -----------     ------      ------     --------

   Proceeds from mutual fund shares sold ........       772,922      1,351       1,345      112,748
   Cost of mutual fund shares sold ..............    (1,089,733)    (1,388)     (1,384)    (112,106)
                                                    -----------     ------      ------     --------
      Realized gain (loss) on investments .......      (316,811)       (37)        (39)         642
   Change in unrealized gain (loss)
      on investments ............................       800,579        814         500        4,057
                                                    -----------     ------      ------     --------
      Net gain (loss) on investments ............       483,768        777         461        4,699
                                                    -----------     ------      ------     --------
   Reinvested capital gains .....................            --         --          --           --
                                                    -----------     ------      ------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations........   $   487,170        766         449       11,029
                                                    ===========     ======      ======     ========

                                                     FedQualBd    FidVIPEI      FidVIPGr     FidVIPHI
                                                    ----------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends .........................       70,239    1,139,885       223,150     1,390,428
   Mortality and expense risk charges (note 3) ..      (13,559)    (489,575)     (646,292)     (177,611)
                                                    ----------   ----------   -----------   -----------
      Net investment income (loss) ..............       56,680      650,310      (423,142)    1,212,817
                                                    ----------   ----------   -----------   -----------

   Proceeds from mutual fund shares sold ........    2,686,186    5,863,575     8,754,074    20,227,853
   Cost of mutual fund shares sold ..............   (2,641,021)  (7,515,510)  (14,271,617)  (19,969,857)
                                                    ----------   ----------   -----------   -----------
                                                        45,165   (1,651,935)   (5,517,543)      257,996
      Realized gain (loss) on investments .......
   Change in unrealized gain (loss)
      on investments ............................      (31,320)  17,928,029    29,260,774     4,109,732
                                                    ----------   ----------   -----------   -----------
      Net gain (loss) on investments ............       13,845   16,276,094    23,743,231     4,367,728
                                                    ----------   ----------   -----------   -----------
   Reinvested capital gains .....................           --           --            --            --
                                                    ----------   ----------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations........       70,525   16,926,404    23,320,089     5,580,545
                                                    ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                            FidVIPOv     FidVIPAM     FidVIPCon   FidVIPInvGrB
                                                          -----------   ----------   ----------   ------------
Investment activity:
   Reinvested dividends ...............................   $   112,753      838,376      219,092          --
   Mortality and expense risk charges (note 3) ........      (106,828)    (193,956)    (356,329)       (467)
                                                          -----------   ----------   ----------     -------
      Net investment income (loss) ....................         5,925      644,420     (137,237)       (467)
                                                          -----------   ----------   ----------     -------

   Proceeds from mutual fund shares sold ..............     1,790,935    3,116,268    4,585,765      19,272
   Cost of mutual fund shares sold ....................    (2,053,763)  (3,694,374)  (5,829,074)    (19,195)
                                                          -----------   ----------   ----------     -------
      Realized gain (loss) on investments .............      (262,828)    (578,106)  (1,243,309)         77
   Change in unrealized gain (loss) on investments ....     5,358,106    3,592,165   13,191,640       4,485
                                                          -----------   ----------   ----------     -------
      Net gain (loss) on investments ..................     5,095,278    3,014,059   11,948,331       4,562
                                                          -----------   ----------   ----------     -------
   Reinvested capital gains ...........................            --           --           --          --
                                                          -----------   ----------   ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ 5,101,203    3,658,479   11,811,094       4,095
                                                          ===========   ==========   ==========     =======

                                                          FidVIPGrOp   FidVIPMCap   FidVIPValStS   FTVIPFRDiv
                                                          ----------   ----------   ------------   ----------
Investment activity:
   Reinvested dividends ...............................      26,525           --             --         499
   Mortality and expense risk charges (note 3) ........     (25,065)      (1,105)        (7,699)     (1,402)
                                                          ---------     --------     ----------     -------
      Net investment income (loss) ....................       1,460       (1,105)        (7,699)       (903)
                                                          ---------     --------     ----------     -------

   Proceeds from mutual fund shares sold ..............     639,910      126,122      2,379,414      37,113
   Cost of mutual fund shares sold ....................    (981,732)    (109,423)    (2,189,704)    (36,298)
                                                          ---------     --------     ----------     -------
      Realized gain (loss) on investments .............    (341,822)      16,699        189,710         815
   Change in unrealized gain (loss) on investments ....   1,280,096       58,136        186,255      65,062
                                                          ---------     --------     ----------     -------
      Net gain (loss) on investments ..................     938,274       74,835        375,965      65,877
                                                          ---------     --------     ----------     -------
   Reinvested capital gains ...........................          --           --         12,819       1,517
                                                          ---------     --------     ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........     939,734       73,730        381,085      66,491
                                                          =========     ========     ==========     =======

                                                          FTVIPSmCpVal    FTVIPFS   GVITEmMrkts   GVITGLFin
                                                          ------------   --------   -----------   ---------
Investment activity:
   Reinvested dividends ...............................     $     62          948        4,333        1,558
   Mortality and expense risk charges (note 3) ........         (357)        (726)      (4,814)      (1,427)
                                                            --------     --------   ----------    ---------
      Net investment income (loss) ....................         (295)         222         (481)         131
                                                            --------     --------   ----------    ---------

   Proceeds from mutual fund shares sold ..............      101,671      149,170    1,152,746    1,001,701
   Cost of mutual fund shares sold ....................      (93,605)    (137,531)  (1,003,069)    (976,991)
                                                            --------     --------   ----------    ---------
      Realized gain (loss) on investments .............        8,066       11,639      149,677       24,710
   Change in unrealized gain (loss) on investments ....       14,481       31,576      219,942        4,592
                                                            --------     --------   ----------    ---------
      Net gain (loss) on investments ..................       22,547       43,215      369,619       29,302
                                                            --------     --------   ----------    ---------
   Reinvested capital gains ...........................           --           --           --       36,957
                                                            --------     --------   ----------    ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........     $ 22,252       43,437      369,138       66,390
                                                            ========     ========   ==========    =========

                                                          GVITGLHlth   GVITGLTech   GVITGLUtl    GVITGvtBd
                                                          ----------   ----------   ---------   -----------
Investment activity:
   Reinvested dividends ...............................           --           --        750        646,418
   Mortality and expense risk charges (note 3) ........       (5,970)      (5,695)      (920)      (159,721)
                                                          ----------   ----------   --------    -----------
      Net investment income (loss) ....................       (5,970)      (5,695)      (170)       486,697
                                                          ----------   ----------   --------    -----------

   Proceeds from mutual fund shares sold ..............    1,432,702    1,438,857    158,773     16,220,023
   Cost of mutual fund shares sold ....................   (1,294,435)  (1,285,197)  (153,536)   (16,239,231)
                                                          ----------   ----------   --------    -----------
      Realized gain (loss) on investments .............      138,267      153,660      5,237        (19,208)
   Change in unrealized gain (loss) on investments ....      (27,859)      95,094     18,068       (207,136)
                                                          ----------   ----------   --------    -----------
      Net gain (loss) on investments ..................      110,408      248,754     23,305       (226,344)
                                                          ----------   ----------   --------    -----------
   Reinvested capital gains ...........................       70,723           --         --         29,787
                                                          ----------   ----------   --------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      175,161      243,059     23,135        290,140
                                                          ==========   ==========   ========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                           GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod
                                                          -----------   ---------   ---------   ---------
Investment activity:
   Reinvested dividends ...............................   $     3,130      4,130       9,827      30,037
   Mortality and expense risk charges (note 3) ........      (110,693)    (2,234)     (2,784)    (10,396)
                                                          -----------   --------    --------    --------
      Net investment income (loss) ....................      (107,563)     1,896       7,043      19,641
                                                          -----------   --------    --------    --------

   Proceeds from mutual fund shares sold ..............     1,880,508    898,198     336,122     220,719
   Cost of mutual fund shares sold ....................    (5,749,162)  (854,015)   (330,193)   (214,889)
                                                          -----------   --------    --------    --------
      Realized gain (loss) on investments .............    (3,868,654)    44,183       5,929       5,830
   Change in unrealized gain (loss) on investments ....     8,180,131     42,877      16,454     285,948
                                                          -----------   --------    --------    --------
      Net gain (loss) on investments ..................     4,311,477     87,060      22,383     291,778
                                                          -----------   --------    --------    --------
   Reinvested capital gains ...........................            --      5,518       1,440         946
                                                          -----------   --------    --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ 4,203,914     94,474      30,866     312,365
                                                          ===========   ========    ========    ========

                                                          GVITIDModAgg   GVITIDModCon   GVITIntGro    GVITMyMkt
                                                          ------------   ------------   ----------   -----------
Investment activity:
   Reinvested dividends ...............................       19,854         12,539            --        267,135
   Mortality and expense risk charges (note 3) ........       (9,434)        (3,374)         (438)      (315,221)
                                                            --------       --------      --------    -----------
      Net investment income (loss) ....................       10,420          9,165          (438)       (48,086)
                                                            --------       --------      --------    -----------

   Proceeds from mutual fund shares sold ..............      421,703        329,080       287,641     52,914,332
   Cost of mutual fund shares sold ....................     (429,277)      (314,125)     (278,157)   (52,914,332)
                                                            --------       --------      --------    -----------
      Realized gain (loss) on investments .............       (7,574)        14,955         9,484             --
   Change in unrealized gain (loss) on investments ....      318,164         48,943         5,034             --
                                                            --------       --------      --------    -----------
      Net gain (loss) on investments ..................      310,590         63,898        14,518             --
                                                            --------       --------      --------    -----------
   Reinvested capital gains ...........................           --          1,142            --             --
                                                            --------       --------      --------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      321,010         74,205        14,080        (48,086)
                                                            ========       ========      ========    ===========

                                                          GVITLead   GVITSmCapGr   GVITSmCapVal   GVITSmComp
                                                          --------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ...............................   $    167           --             54            --
   Mortality and expense risk charges (note 3) ........       (670)      (9,992)       (78,572)     (162,554)
                                                          --------   ----------    -----------    ----------
      Net investment income (loss) ....................       (503)      (9,992)       (78,518)     (162,554)
                                                          --------   ----------    -----------    ----------

   Proceeds from mutual fund shares sold ..............     66,021    2,552,073     11,825,967     4,473,625
   Cost of mutual fund shares sold ....................    (69,415)  (2,306,781)   (11,420,906)   (5,414,955)
                                                          --------   ----------    -----------    ----------
      Realized gain (loss) on investments .............     (3,394)     245,292        405,061      (941,330)
   Change in unrealized gain (loss) on investments ....     22,125      101,046      4,692,960     8,912,411
                                                          --------   ----------    -----------    ----------
      Net gain (loss) on investments ..................     18,731      346,338      5,098,021     7,971,081
                                                          --------   ----------    -----------    ----------
   Reinvested capital gains ...........................         --           --             --            --
                                                          --------   ----------    -----------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ 18,228      336,346      5,019,503     7,808,527
                                                          ========   ==========    ===========    ==========

                                                           GVITTotRt    GVITUSGro   JanBal    JanCapAp
                                                          ----------   ----------   ------   ----------
Investment activity:
   Reinvested dividends ...............................      364,416           --     243         5,918
   Mortality and expense risk charges (note 3) ........     (492,794)      (4,094)    (41)      (17,053)
                                                          ----------   ----------   -----    ----------
      Net investment income (loss) ....................     (128,378)      (4,094)    202       (11,135)
                                                          ----------   ----------   -----    ----------

   Proceeds from mutual fund shares sold ..............    3,670,080    1,505,809     169     1,458,506
   Cost of mutual fund shares sold ....................   (5,989,912)  (1,391,370)   (162)   (1,540,703)
                                                          ----------   ----------   -----    ----------
      Realized gain (loss) on investments .............   (2,319,832)     114,439       7       (82,197)
   Change in unrealized gain (loss) on investments ....   18,094,378       (8,682)    875       520,550
                                                          ----------   ----------   -----    ----------
      Net gain (loss) on investments ..................   15,774,546      105,757     882       438,353
                                                          ----------   ----------   -----    ----------
   Reinvested capital gains ...........................           --       64,799      --            --
                                                          ----------   ----------   -----    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   15,646,168      166,462   1,084       427,218
                                                          ==========   ==========   =====    ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                           JanGlTech   JanIntGro   JanRsLgCpCr   MGVITMultiSec
                                                          ----------   ---------   -----------   -------------
Investment activity:
   Reinvested dividends ...............................   $      --      15,339           6           81,970
   Mortality and expense risk charges (note 3) ........      (8,186)    (11,890)        (14)         (10,896)
                                                          ---------    --------      ------       ----------
      Net investment income (loss) ....................      (8,186)      3,449          (8)          71,074
                                                          ---------    --------      ------       ----------

   Proceeds from mutual fund shares sold ..............     678,165     655,560       1,364        2,704,889
   Cost of mutual fund shares sold ....................    (978,757)   (567,721)     (1,401)      (2,609,762)
                                                          ---------    --------      ------       ----------
      Realized gain (loss) on investments .............    (300,592)     87,839         (37)          95,127
   Change in unrealized gain (loss)
      on investments ..................................     755,405     377,425         503           (5,724)
                                                          ---------    --------      ------       ----------
      Net gain (loss) on investments ..................     454,813     465,264         466           89,403
                                                          ---------    --------      ------       ----------
   Reinvested capital gains ...........................          --          --          --               --
                                                          ---------    --------      ------       ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ 446,627     468,713         458          160,477
                                                          =========    ========      ======       ==========

                                                          MFSVITInvGrwI   MFSVITValIn   NBAMTBal   NBAMTFas
                                                          -------------   -----------   --------   --------
Investment activity:
   Reinvested dividends ...............................          --             --        1,029         --
   Mortality and expense risk charges (note 3) ........         (68)           (74)        (425)       (42)
                                                             ------          -----       ------    -------
      Net investment income (loss) ....................         (68)           (74)         604        (42)
                                                             ------          -----       ------    -------

   Proceeds from mutual fund shares sold ..............       3,254            720        6,704     27,115
   Cost of mutual fund shares sold ....................      (3,141)          (682)      (7,581)   (26,365)
                                                             ------          -----       ------    -------
      Realized gain (loss) on investments .............         113             38         (877)       750
   Change in unrealized gain (loss)
      on investments ..................................       1,549          3,849        8,095        747
                                                             ------          -----       ------    -------
      Net gain (loss) on investments ..................       1,662          3,887        7,218      1,497
                                                             ------          -----       ------    -------
   Reinvested capital gains ...........................          --             --           --          5
                                                             ------          -----       ------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........       1,594          3,813        7,822      1,460
                                                             ======          =====       ======    =======

                                                            NBAMTGro     NBAMTGuard    NBAMTLMat   NBAMTMCGr
                                                          ------------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends                                   $         --       15,295      289,709         --
   Mortality and expense risk charges (note 3) ........       (113,247)     (12,078)     (50,160)      (601)
      Net investment income (loss) ....................   ------------   ----------   ----------   --------
                                                              (113,247)       3,217      239,549       (601)
                                                          ------------   ----------   ----------   --------

   Proceeds from mutual fund shares sold ..............      7,253,127    1,863,642    2,412,027    265,458
   Cost of mutual fund shares sold ....................    (10,102,232)  (2,083,044)  (2,392,121)  (258,376)
                                                          ------------   ----------   ----------   --------
      Realized gain (loss) on investments .............     (2,849,105)    (219,402)      19,906      7,082
   Change in unrealized gain (loss)
      on investments ..................................      6,753,242      710,906     (150,522)     9,663
                                                          ------------   ----------   ----------   --------
      Net gain (loss) on investments ..................      3,904,137      491,504     (130,616)    16,745
                                                          ------------   ----------   ----------   --------
   Reinvested capital gains ...........................             --           --           --         --
                                                          ------------   ----------   ----------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $  3,790,890      494,721      108,933     16,144
                                                          ============   ==========   ==========   ========

                                                           NBAMTPart   NBAMTSocRe    OppAggGro     OppBdFd
                                                          ----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends                                           --         --             --      780,527
   Mortality and expense risk charges (note 3) ........     (125,663)      (106)       (11,886)    (100,738)
      Net investment income (loss) ....................   ----------      -----     ----------   ----------
                                                            (125,663)      (106)       (11,886)     679,789
                                                          ----------      -----     ----------   ----------

   Proceeds from mutual fund shares sold ..............    5,454,853        342      6,981,943    3,855,356
   Cost of mutual fund shares sold ....................   (7,937,157)      (317)    (6,752,739)  (3,860,203)
                                                          ----------      -----     ----------   ----------
      Realized gain (loss) on investments .............   (2,482,304)        25        229,204       (4,847)
   Change in unrealized gain (loss)
      on investments ..................................    8,076,460      4,282         73,026      124,933
                                                          ----------      -----     ----------   ----------
      Net gain (loss) on investments ..................    5,594,156      4,307        302,230      120,086
                                                          ----------      -----     ----------   ----------
   Reinvested capital gains ...........................           --         --             --           --
                                                          ----------      -----     ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........    5,468,493      4,201        290,344      799,875
                                                          ==========      =====     ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                            OppCapAp      OppGlSec    OppHiIncInt    OppMSGrInc
                                                          -----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ...............................   $    48,384       199,865          --         11,048
   Mortality and expense risk charges (note 3) ........       (97,538)     (201,145)       (475)        (8,470)
                                                          -----------   -----------    --------     ----------
      Net investment income (loss) ....................       (49,154)       (1,280)       (475)         2,578
                                                          -----------   -----------    --------     ----------

   Proceeds from mutual fund shares sold ..............     6,358,285     6,570,373     134,541      1,480,124
   Cost of mutual fund shares sold ....................    (8,518,257)  (10,925,797)   (131,733)    (1,398,434)
                                                          -----------   -----------    --------     ----------
      Realized gain (loss) on investments .............    (2,159,972)   (4,355,424)      2,808         81,690
   Change in unrealized gain (loss)
      on investments ..................................     5,578,110    14,079,632      15,287        214,017
                                                          -----------   -----------    --------     ----------
      Net gain (loss) on investments ..................     3,418,138     9,724,208      18,095        295,707
                                                          -----------   -----------    --------     ----------
   Reinvested capital gains ...........................            --            --          --             --
                                                          -----------   -----------    --------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ 3,368,984     9,722,928      17,620        298,285
                                                          ===========   ===========    ========     ==========

                                                          OppMaStSmCpI   OppMultStr   PUTVTGrIncIB   PUTVTIntlEqIB
                                                          ------------   ----------   ------------   -------------
Investment activity:
   Reinvested dividends ...............................          --         378,934          --              --
   Mortality and expense risk charges (note 3) ........        (584)       (103,390)        (40)           (131)
                                                            -------      ----------      ------         -------
   Net investment income (loss) .......................        (584)        275,544         (40)           (131)
                                                            -------      ----------      ------         -------
   Proceeds from mutual fund shares sold ..............      51,290       1,009,890       1,374          28,223
   Cost of mutual fund shares sold ....................     (49,709)     (1,176,710)     (1,416)        (26,197)
                                                            -------      ----------      ------         -------
      Realized gain (loss) on investments .............       1,581        (166,820)        (42)          2,026
   Change in unrealized gain (loss)
      on investments ..................................      29,320       2,834,011       1,560           5,418
                                                            -------      ----------      ------         -------
      Net gain (loss) on investments ..................      30,901       2,667,191       1,518           7,444
                                                            -------      ----------      ------         -------
   Reinvested capital gains ...........................          --              --          --              --
                                                            -------      ----------      ------         -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      30,317       2,942,735       1,478           7,313
                                                            =======      ==========      ======         =======

                                                          PUTVTVoyIB   SGVITMdCpGr     StOpp2       StDisc2
                                                          ----------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ...............................    $    --              --       22,768           --
   Mortality and expense risk charges (note 3) ........        (36)        (16,320)    (243,625)     (51,688)
                                                           -------     -----------   ----------   ----------
      Net investment income (loss) ....................        (36)        (16,320)    (220,857)     (51,688)
                                                           -------     -----------   ----------   ----------

   Proceeds from mutual fund shares sold ..............      1,486      11,315,982    6,367,476    2,728,028
   Cost of mutual fund shares sold ....................     (1,372)    (11,001,248)  (8,381,704)  (2,338,631)
                                                           -------     -----------   ----------   ----------
      Realized gain (loss) on investments .............        114         314,734   (2,014,228)     389,397
   Change in unrealized gain (loss)
      on investments ..................................      1,025         196,161   11,846,663    1,778,903
                                                           -------     -----------   ----------   ----------
      Net gain (loss) on investments ..................      1,139         510,895    9,832,435    2,168,300
                                                           -------     -----------   ----------   ----------
   Reinvested capital gains ...........................         --              --           --           --
                                                           -------     -----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........    $ 1,103         494,575    9,611,578    2,116,612
                                                           =======     ===========   ==========   ==========

                                                           StIntStk2   TurnGVITGro     VEWrldBd    VEWrldEMkt
                                                          ----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ...............................       22,646          --          86,807        4,618
   Mortality and expense risk charges (note 3) ........       (1,550)     (3,394)        (38,975)     (28,328)
                                                          ----------    --------     -----------   ----------
      Net investment income (loss) ....................       21,096      (3,394)         47,832      (23,710)
                                                          ----------    --------     -----------   ----------

   Proceeds from mutual fund shares sold ..............    5,562,084     837,367      14,023,643    8,530,488
   Cost of mutual fund shares sold ....................   (5,619,704)   (731,272)    (13,494,169)  (7,765,873)
                                                          ----------    --------     -----------   ----------
      Realized gain (loss) on investments .............      (57,620)    106,095         529,474      764,615
   Change in unrealized gain (loss)
      on investments ..................................       (7,327)     99,325         135,636    1,136,659
                                                          ----------    --------     -----------   ----------
      Net gain (loss) on investments ..................      (64,947)    205,420         665,110    1,901,274
                                                          ----------    --------     -----------   ----------
   Reinvested capital gains ...........................           --          --              --           --
                                                          ----------    --------     -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      (43,851)    202,026         712,942    1,877,564
                                                          ==========    ========     ===========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31, 2003

                                                            VEWrldHAs    VKoreFI     VKEmMkt    VKUSRealEst
                                                          ------------   -------   ----------   -----------
Investment activity:
   Reinvested dividends................................   $     19,918       --            --           --
   Mortality and expense risk charges (note 3).........        (31,922)     (54)      (14,792)     (81,334)
                                                          ------------   ------    ----------   ----------
      Net investment income (loss).....................        (12,004)     (54)      (14,792)     (81,334)
                                                          ------------   ------    ----------   ----------

   Proceeds from mutual fund shares sold...............     14,058,576    7,706     7,573,633    5,361,279
   Cost of mutual fund shares sold.....................    (13,369,955)  (7,626)   (7,257,163)  (5,210,656)
                                                          ------------   ------    ----------   ----------
      Realized gain (loss) on investments..............        688,621       80       316,470      150,623
   Change in unrealized gain (loss) on investments.....        856,699      414       218,451    3,325,139
                                                          ------------   ------    ----------   ----------
      Net gain (loss) on investments...................      1,545,320      494       534,921    3,475,762
                                                          ------------   ------    ----------   ----------
   Reinvested capital gains............................             --       --            --           --
                                                          ------------   ------    ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from operations...   $  1,533,316      440       520,129    3,394,428
                                                          ============   ======    ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                              Total                 AIMCapAp         AIMBVF           AIMCDF
                                                   ---------------------------   -------------   --------------   -------------
                                                       2003           2002        2003    2002     2003    2002    2003    2002
                                                   ------------   ------------   ------   ----   -------   ----   ------   ----
Investment activity:
   Net investment income (loss) ................   $  3,052,110      4,950,226     (235)   --       (294)   --      (105)   --
   Realized gain (loss) on investments .........    (36,230,760)   (79,683,065)     525    --      4,489    --       740    --
   Change in unrealized gain (loss)
      on investments ...........................    223,498,022   (101,227,231)   8,278    --     13,517    --     4,627    --
   Reinvested capital gains ....................        231,065      3,918,828       --    --         --    --        --    --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................    190,550,437   (172,041,242)   8,568    --     17,712    --     5,262    --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     79,106,617     89,852,157    4,077    --     13,196    --    17,738    --
   Transfers between funds .....................             --             --   54,624    --    174,047    --    39,891    --
   Surrenders (note 6) .........................    (65,928,134)   (68,413,303)      --    --         --    --        --    --
   Death benefits (note 4) .....................     (2,595,113)    (2,878,265)      --    --         --    --        --    --
   Net policy repayments (loans) (note 5) ......      2,893,261     (1,274,925)      --    --         --    --        --    --
   Deductions for surrender charges (note 2d)...     (3,047,308)    (3,761,910)      --    --         --    --        --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................    (45,732,350)   (47,105,562)    (558)   --     (1,485)   --      (506)   --
   Asset charges (note 3):
      MSP contracts ............................       (360,513)      (404,175)      --    --        (11)   --        --    --
      LSFP contracts ...........................       (348,047)      (354,416)      --    --        (21)   --       (11)   --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---
         Net equity transactions ...............    (36,011,587)   (34,340,399)  58,143    --    185,726    --    57,112    --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---

Net change in contract owners' equity ..........    154,538,850   (206,381,641)  66,711    --    203,438    --    62,374    --
Contract owners' equity beginning
   of period ...................................    727,023,336    933,404,977       --    --         --    --        --    --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---
Contract owners' equity end of period ..........   $881,562,186    727,023,336   66,711    --    203,438    --    62,374    --
                                                   ============   ============   ======   ===    =======   ===    ======   ===

CHANGES IN UNITS:
   Beginning units .............................     43,194,768     44,510,163       --    --         --    --        --    --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---
   Units purchased .............................      9,067,289      7,977,095    5,459    --     15,769    --     4,859    --
   Units redeemed ..............................    (10,139,138)    (9,292,490)     (48)   --       (124)   --       (43)   --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---
   Ending units ................................     42,122,919     43,194,768    5,411    --     15,645    --     4,816    --
                                                   ============   ============   ======   ===    =======   ===    ======   ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       AllSmCpVal       AllVGroInc
                                                    ---------------   --------------
                                                      2003     2002     2003    2002
                                                    --------   ----   -------   ----
Investment activity:
   Net investment income (loss) .................   $   (292)    --      (418)    --
   Realized gain (loss) on investments ..........        942     --        75     --
   Change in unrealized gain (loss)
      on investments ............................     20,545     --    32,761     --
   Reinvested capital gains .....................         31     --        --     --
                                                    --------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................     21,226     --    32,418     --
                                                    --------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     10,110     --    33,861     --
   Transfers between funds ......................    188,663     --   352,236     --
   Surrenders (note 6) ..........................     (7,886)    --       (29)    --
   Death benefits (note 4) ......................         --     --        --     --
   Net policy repayments (loans) (note 5) .......      1,348     --     1,309     --
   Deductions for surrender charges (note 2d) ...       (364)    --        (1)    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................     (1,659)    --    (3,099)    --
   Asset charges (note 3):
      MSP contracts .............................        (97)    --      (130)    --
      LSFP contracts ............................         --     --      (188)    --
                                                    --------    ---   -------    ---
         Net equity transactions ................    190,115     --   383,959     --
                                                    --------    ---   -------    ---

Net change in contract owners' equity ...........    211,341     --   416,377     --
Contract owners' equity beginning of period .....         --     --        --     --
                                                    --------    ---   -------    ---
Contract owners' equity end of period ...........   $211,341     --   416,377     --
                                                    ========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ..............................         --     --        --     --
                                                    --------    ---   -------    ---
   Units purchased ..............................     15,534     --    33,907     --
   Units redeemed ...............................       (153)    --      (320)    --
                                                    --------    ---   -------    ---
   Ending units .................................     15,381     --    33,587     --
                                                    ========    ===   =======    ===

                                                          ACVPBal                 ACVPCapAp
                                                    ---------------------   -----------------------
                                                       2003        2002        2003          2002
                                                    ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) .................      90,489      93,052      (92,344)    (106,678)
   Realized gain (loss) on investments ..........    (326,105)   (292,649)  (1,902,562)  (4,991,738)
   Change in unrealized gain (loss)
      on investments ............................   1,118,651    (326,154)   4,110,801    1,749,350
   Reinvested capital gains .....................          --          --           --           --
                                                    ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................     883,035    (525,751)   2,115,895   (3,349,066)
                                                    ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     538,281     655,414    1,235,265    1,491,221
   Transfers between funds ......................     193,768     (19,192)    (407,015)  (1,137,628)
   Surrenders (note 6) ..........................    (281,959)   (261,495)    (646,593)    (823,146)
   Death benefits (note 4) ......................     (12,858)    (12,043)      (3,714)     (65,672)
   Net policy repayments (loans) (note 5) .......     (42,073)    (29,194)     102,148       (9,534)
   Deductions for surrender charges (note 2d) ...     (13,033)    (14,379)     (29,887)     (45,263)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................    (289,395)   (278,409)    (758,543)    (853,298)
   Asset charges (note 3):
      MSP contracts .............................      (3,799)     (4,131)      (4,502)      (5,655)
      LSFP contracts ............................      (1,595)     (1,525)      (2,026)      (3,142)
                                                    ---------   ---------   ----------   ----------
         Net equity transactions ................      87,337      35,046     (514,867)  (1,452,117)
                                                    ---------   ---------   ----------   ----------

Net change in contract owners' equity ...........     970,372    (490,705)   1,601,028   (4,801,183)
Contract owners' equity beginning of period .....   4,659,269   5,149,974   11,497,921   16,299,104
                                                    ---------   ---------   ----------   ----------
Contract owners' equity end of period ...........   5,629,641   4,659,269   13,098,949   11,497,921
                                                    =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................     277,290     275,968      839,237      945,180
                                                    ---------   ---------   ----------   ----------
   Units purchased ..............................      47,943      42,350      118,180      116,117
   Units redeemed ...............................     (43,280)    (41,028)    (169,443)    (222,060)
                                                    ---------   ---------   ----------   ----------
   Ending units .................................     281,953     277,290      787,974      839,237
                                                    =========   =========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                             ACVPIncGr            ACVPInfPr
                                                     -----------------------   --------------
                                                        2003         2002        2003    2002
                                                     ----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) ..................   $   19,586       14,281       443     --
   Realized gain (loss) on investments ...........     (256,841)    (990,548)     (225)    --
   Change in unrealized gain (loss)
      on investments .............................    1,047,403      154,381     1,001     --
   Reinvested capital gains ......................           --           --        18     --
                                                     ----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      810,148     (821,886)    1,237     --
                                                     ----------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      359,246      405,497    19,342     --
   Transfers between funds .......................       82,945     (269,573)   66,741     --
   Surrenders (note 6) ...........................     (322,295)    (341,450)       --     --
   Death benefits (note 4) .......................      (10,466)          --        --     --
   Net policy repayments (loans) (note 5) ........      (17,312)     (16,672)  (10,850)    --
   Deductions for surrender charges (note 2d) ....      (14,897)     (18,776)       --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (173,369)    (177,476)   (1,304)    --
   Asset charges (note 3):
      MSP contracts ..............................       (2,173)      (2,339)       --     --
      LSFP contracts .............................       (2,145)      (1,896)      (30)    --
                                                     ----------   ----------   -------    ---
         Net equity transactions .................     (100,466)    (422,685)   73,899     --
                                                     ----------   ----------   -------    ---

Net change in contract owners' equity ............      709,682   (1,244,571)   75,136     --
Contract owners' equity beginning
   of period .....................................    3,032,321    4,276,892        --     --
                                                     ----------   ----------   -------    ---
Contract owners' equity end of period ............   $3,742,003    3,032,321    75,136     --
                                                     ==========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units ...............................      368,062      416,289        --     --
                                                     ----------   ----------   -------    ---
   Units purchased ...............................       51,709       56,087     8,499     --
   Units redeemed ................................      (66,478)    (104,314)   (1,186)    --
                                                     ----------   ----------   -------    ---
   Ending units ..................................      353,293      368,062     7,313     --
                                                     ==========   ==========   =======    ===

                                                              ACVPInt               ACVPUltra
                                                     -----------------------   ------------------
                                                        2003         2002        2003       2002
                                                     ----------   ----------   --------   -------
Investment activity:
   Net investment income (loss) ..................        1,294        6,760     (2,083)        4
   Realized gain (loss) on investments ...........   (1,820,628)  (3,987,767)    22,471    (8,753)
   Change in unrealized gain (loss)
      on investments .............................    4,044,090    1,109,135     31,622    (3,345)
   Reinvested capital gains ......................           --           --         --        --
                                                     ----------   ----------   --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    2,224,756   (2,871,872)    52,010   (12,094)
                                                     ----------   ----------   --------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    1,270,341    1,372,078     51,821     5,058
   Transfers between funds .......................     (927,232)    (973,520)   637,951   124,302
   Surrenders (note 6) ...........................   (1,014,639)    (877,609)   (38,610)  (26,672)
   Death benefits (note 4) .......................      (23,621)      (3,330)        --        --
   Net policy repayments (loans) (note 5) ........       63,696     (127,897)  (205,636)       --
   Deductions for surrender charges (note 2d) ....      (46,898)     (48,258)    (1,785)   (1,467)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (534,885)    (616,258)  (115,287)   (2,866)
   Asset charges (note 3):
      MSP contracts ..............................       (3,290)      (4,054)      (419)      (25)
      LSFP contracts .............................       (6,570)      (7,145)      (145)     (136)
                                                     ----------   ----------   --------   -------
         Net equity transactions .................   (1,223,098)  (1,285,993)   327,890    98,194
                                                     ----------   ----------   --------   -------

Net change in contract owners' equity ............    1,001,658   (4,157,865)   379,900    86,100
Contract owners' equity beginning
   of period .....................................   10,472,740   14,630,605     86,100        --
                                                     ----------   ----------   --------   -------
Contract owners' equity end of period ............   11,474,398   10,472,740    466,000    86,100
                                                     ==========   ==========   ========   =======

CHANGES IN UNITS:
   Beginning units ...............................      860,438      950,787     10,760        --
                                                     ----------   ----------   --------   -------
   Units purchased ...............................      107,107      102,635     66,318    11,128
   Units redeemed ................................     (205,500)    (192,984)   (30,151)     (368)
                                                     ----------   ----------   --------   -------
   Ending units ..................................      762,045      860,438     46,927    10,760
                                                     ==========   ==========   ========   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                              ACVPVal             ComGVITVal
                                                     ------------------------   --------------
                                                         2003         2002        2003    2002
                                                     -----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) ..................   $    38,127       16,260       333     --
   Realized gain (loss) on investments ...........      (468,624)    (393,781)    1,653     --
   Change in unrealized gain (loss)
      on investments .............................     3,272,161   (2,130,437)   12,566     --
   Reinvested capital gains ......................            --      677,932        --     --
                                                     -----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     2,841,664   (1,830,026)   14,552     --
                                                     -----------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................       890,906    1,048,504     6,770     --
   Transfers between funds .......................      (303,398)   1,006,877   110,212     --
   Surrenders (note 6) ...........................    (1,332,433)    (962,466)       --     --
   Death benefits (note 4) .......................       (32,386)      (6,357)       --     --
   Net policy repayments (loans) (note 5) ........       388,906      (99,706)       --     --
   Deductions for surrender charges (note 2d) ....       (61,587)     (52,924)       --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (517,471)    (502,028)   (1,897)    --
   Asset charges (note 3):
      MSP contracts ..............................        (5,716)      (7,417)       (3)    --
      LSFP contracts .............................        (8,230)      (7,578)       --     --
                                                     -----------   ----------   -------    ---
         Net equity transactions .................      (981,409)     416,905   115,082     --
                                                     -----------   ----------   -------    ---

Net change in contract owners' equity ............     1,860,255   (1,413,121)  129,634     --
Contract owners' equity beginning
   of period .....................................    10,890,722   12,303,843        --     --
                                                     -----------   ----------   -------    ---
Contract owners'equity end of period .............   $12,750,977   10,890,722   129,634     --
                                                     ===========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units ...............................       735,597      721,884        --     --
                                                     -----------   ----------   -------    ---
   Units purchased ...............................       105,740      134,241    10,445     --
   Units redeemed ................................      (168,819)    (120,528)     (162)    --
                                                     -----------   ----------   -------    ---
   Ending units ..................................       672,518      735,597    10,283     --
                                                     ===========   ==========   =======    ===

                                                            CSGPVen                  CSIntEq
                                                     ---------------------   ----------------------
                                                        2003        2002        2003        2002
                                                     ---------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) ..................      (5,477)     (7,766)    (11,298)     (44,098)
   Realized gain (loss) on investments ...........     142,046    (833,287)    (57,724)     168,979
   Change in unrealized gain (loss)
      on investments .............................     162,735     398,641   1,638,617   (1,412,977)
   Reinvested capital gains ......................          --          --          --           --
                                                     ---------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     299,304    (442,412)  1,569,595   (1,288,096)
                                                     ---------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      72,537     123,418     589,111      716,930
   Transfers between funds .......................    (646,030)     70,901    (322,319)    (401,475)
   Surrenders (note 6) ...........................     (81,611)   (231,349)   (404,585)    (411,253)
   Death benefits (note 4) .......................          --          --     (10,839)     (17,485)
   Net policy repayments (loans) (note 5) ........       7,169      98,610      55,209       39,755
   Deductions for surrender charges (note 2d) ....      (3,772)    (12,721)    (18,701)     (22,614)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (44,509)    (56,152)   (304,171)    (329,478)
   Asset charges (note 3):
      MSP contracts ..............................        (353)       (394)     (2,338)      (3,900)
      LSFP contracts .............................        (481)       (512)     (4,458)      (4,265)
                                                     ---------   ---------   ---------   ----------
         Net equity transactions .................    (697,050)     (8,199)   (423,091)    (433,785)
                                                     ---------   ---------   ---------   ----------

Net change in contract owners' equity ............    (397,746)   (450,611)  1,146,504   (1,721,881)
Contract owners' equity beginning
   of period .....................................   1,272,812   1,723,423   5,049,074    6,770,955
                                                     ---------   ---------   ---------   ----------
Contract owners' equity end of period ............     875,066   1,272,812   6,195,578    5,049,074
                                                     =========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units ...............................     174,334     154,238     637,322      679,600
                                                     ---------   ---------   ---------   ----------
   Units purchased ...............................      19,057      51,890      90,205       89,777
   Units redeemed ................................    (111,742)    (31,794)   (135,976)    (132,055)
                                                     ---------   ---------   ---------   ----------
   Ending units ..................................      81,649     174,334     591,551      637,322
                                                     =========   =========   =========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                             CSSmCapGr             DryIntVal
                                                     ------------------------   --------------
                                                         2003         2002       2003     2002
                                                     -----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) ..................   $   (89,532)     (96,995)     (311)    --
   Realized gain (loss) on investments ...........    (1,559,060)  (6,156,236)    9,011     --
   Change in unrealized gain (loss)
      on investments .............................     6,398,613      434,119    18,013     --
   Reinvested capital gains ......................            --           --        --     --
                                                     -----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     4,750,021   (5,819,112)   26,713     --
                                                     -----------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     1,395,647    1,742,231    10,916     --
   Transfers between funds .......................        22,985   (1,876,740)  174,077     --
   Surrenders (note 6) ...........................      (782,163)  (1,026,223)       --     --
   Death benefits (note 4) .......................       (36,374)     (16,016)       --     --
   Net policy repayments (loans) (note 5) ........       (59,178)      41,216        --     --
   Deductions for surrender charges (note 2d) ....       (36,153)     (56,430)       --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (769,346)    (794,609)   (1,135)    --
   Asset charges (note 3):
      MSP contracts ..............................        (3,361)      (6,478)      (99)    --
      LSFP contracts .............................        (7,181)      (6,974)      (52)    --
                                                     -----------   ----------   -------    ---
         Net equity transactions .................      (275,124)  (2,000,023)  183,707     --
                                                     -----------   ----------   -------    ---

Net change in contract owners' equity ............     4,474,897   (7,819,135)  210,420     --
Contract owners' equity beginning
   of period .....................................    10,409,890   18,229,025        --     --
                                                     -----------   ----------   -------    ---
Contract owners' equity end of period ............   $14,884,787   10,409,890   210,420     --
                                                     ===========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units ...............................       932,671    1,084,722        --     --
                                                     -----------   ----------   -------    ---
   Units purchased ...............................       132,389      144,963    15,359     --
   Units redeemed ................................      (158,775)    (297,014)     (101)    --
                                                     -----------   ----------   -------    ---
   Ending units ..................................       906,285      932,671    15,258     --
                                                     ===========   ==========   =======    ===

                                                          DryMidCapIx          DryEuroEq
                                                     ---------------------   --------------
                                                        2003        2002     2003     2002
                                                     ---------   ---------   ----   -------
Investment activity:
   Net investment income (loss) ..................     (12,730)    (15,561)    --      (420)
   Realized gain (loss) on investments ...........    (157,515)   (372,288)    --   (18,187)
   Change in unrealized gain (loss)
      on investments .............................   1,649,966    (455,988)    --      (639)
   Reinvested capital gains ......................          40      33,555     --        --
                                                     ---------   ---------    ---   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................   1,479,761    (810,282)    --   (19,246)
                                                     ---------   ---------    ---   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     547,174     351,967     --     9,123
   Transfers between funds .......................   1,761,755   1,472,727     --   (69,351)
   Surrenders (note 6) ...........................    (427,117)   (278,698)    --      (161)
   Death benefits (note 4) .......................     (19,754)     (1,826)    --        --
   Net policy repayments (loans) (note 5) ........     (22,331)     (9,157)    --       117
   Deductions for surrender charges (note 2d) ....     (19,742)    (15,325)    --        (9)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................    (384,428)   (202,705)    --    (2,401)
   Asset charges (note 3):
      MSP contracts ..............................      (3,408)     (3,190)    --        --
      LSFP contracts .............................      (2,402)     (1,934)    --         1
                                                     ---------   ---------    ---   -------
         Net equity transactions .................   1,429,747   1,311,859     --   (62,681)
                                                     ---------   ---------    ---   -------

Net change in contract owners' equity ............   2,909,508     501,577     --   (81,927)
Contract owners' equity beginning
   of period .....................................   3,842,211   3,340,634     --    81,927
                                                     ---------   ---------    ---   -------
Contract owners' equity end of period ............   6,751,719   3,842,211     --        --
                                                     =========   =========    ===   =======

CHANGES IN UNITS:
   Beginning units ...............................     445,821     325,991     --    12,374
                                                     ---------   ---------    ---   -------
   Units purchased ...............................     215,981     165,799     --     1,810
   Units redeemed ................................     (75,898)    (45,969)    --   (14,184)
                                                     ---------   ---------    ---   -------
   Ending units ..................................     585,904     445,821     --        --
                                                     =========   =========    ===   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                          DrySmCapIxS              DrySRGro
                                                     --------------------   ----------------------
                                                        2003        2002       2003        2002
                                                     ----------   -------   ---------   ----------
Investment activity:
   Net investment income (loss) ..................   $   (1,552)        8     (57,090)     (57,330)
   Realized gain (loss) on investments ...........       65,355    (6,758)   (745,207)  (1,069,508)
   Change in unrealized gain (loss)
      on investments .............................      101,495      (172)  2,849,243   (2,683,067)
   Reinvested capital gains ......................        5,323        --          --           --
                                                     ----------   -------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      170,621    (6,922)  2,046,946   (3,809,905)
                                                     ----------   -------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................       34,884    35,798   1,300,735    1,704,096
   Transfers between funds .......................      554,704    96,048    (354,728)  (1,126,297)
   Surrenders (note 6) ...........................      (53,225)  (12,292)   (728,259)    (924,256)
   Death benefits (note 4) .......................           --        --     (47,698)     (43,454)
   Net policy repayments (loans) (note 5) ........      (11,377)      314      95,761      (20,791)
   Deductions for surrender charges (note 2d) ....       (2,460)     (676)    (33,661)     (50,823)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      313,580    (1,475)   (769,716)    (847,059)
   Asset charges (note 3):
      MSP contracts ..............................         (681)      (62)     (2,600)      (4,062)
      LSFP contracts .............................         (142)       (3)     (3,343)      (3,757)
                                                     ----------   -------   ---------   ----------
         Net equity transactions .................      835,283   117,652    (543,509)  (1,316,403)
                                                     ----------   -------   ---------   ----------

Net change in contract owners' equity ............    1,005,904   110,730   1,503,437   (5,126,308)
Contract owners' equity beginning
   of period .....................................      110,730        --   8,486,022   13,612,330
                                                     ----------   -------   ---------   ----------
Contract owners' equity end of period ............   $1,116,634   110,730   9,989,459    8,486,022
                                                     ==========   =======   =========   ==========

CHANGES IN UNITS:
   Beginning units ...............................       14,471        --     505,221      573,971
                                                     ----------   -------   ---------   ----------
   Units purchased ...............................      101,010    14,878      81,656       87,917
   Units redeemed ................................       (8,896)     (407)   (112,686)    (156,667)
                                                     ----------   -------   ---------   ----------
   Ending units ..................................      106,585    14,471     474,191      505,221
                                                     ==========   =======   =========   ==========

                                                             DryStkIx                  DryVIFApp
                                                     ------------------------   -----------------------
                                                        2003         2002          2003         2002
                                                     ----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..................      545,235       459,532       39,229       23,140
   Realized gain (loss) on investments ...........   (2,046,981)     (940,878)  (1,007,708)    (571,297)
   Change in unrealized gain (loss)
      on investments .............................   18,594,894   (19,311,189)   2,073,274     (691,267)
   Reinvested capital gains ......................           --            --           --           --
                                                     ----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................   17,093,148   (19,792,535)   1,104,795   (1,239,424)
                                                     ----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    6,831,591     8,299,700      532,770      608,427
   Transfers between funds .......................     (215,290)   (4,186,916)      14,944      308,413
   Surrenders (note 6) ...........................   (4,911,709)   (4,818,700)    (525,761)    (292,680)
   Death benefits (note 4) .......................     (106,620)     (104,303)      (2,993)     (12,604)
   Net policy repayments (loans) (note 5) ........       43,990        60,616      (21,948)     (52,352)
   Deductions for surrender charges (note 2d) ....     (227,027)     (264,971)     (24,302)     (16,094)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................   (3,943,274)   (4,116,114)    (307,883)    (311,263)
   Asset charges (note 3):
      MSP contracts ..............................      (28,833)      (28,802)      (1,612)      (2,257)
      LSFP contracts .............................      (52,162)      (51,509)      (5,859)      (5,846)
                                                     ----------   -----------   ----------   ----------
         Net equity transactions .................   (2,609,334)   (5,210,999)    (342,644)     223,744
                                                     ----------   -----------   ----------   ----------

Net change in contract owners' equity ............   14,483,814   (25,003,534)     762,151   (1,015,680)
Contract owners' equity beginning
   of period .....................................   63,819,155    88,822,689    5,733,185    6,748,865
                                                     ----------   -----------   ----------   ----------
Contract owners' equity end of period ............   78,302,969    63,819,155    6,495,336    5,733,185
                                                     ==========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................    3,317,324     3,551,969      534,799      520,418
                                                     ----------   -----------   ----------   ----------
   Units purchased ...............................      472,303       427,978       59,732       82,728
   Units redeemed ................................     (577,267)     (662,623)     (91,159)     (68,347)
                                                     ----------   -----------   ----------   ----------
   Ending units ..................................    3,212,360     3,317,324      503,372      534,799
                                                     ==========   ===========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        DryDevLeadI         DryVIFGrInc
                                                     ---------------   ---------------------
                                                       2003     2002      2003        2002
                                                     --------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ..................   $   (176)   --        3,402      (1,347)
   Realized gain (loss) on investments ...........      1,050    --     (316,811)   (131,464)
   Change in unrealized gain (loss)
      on investments .............................     13,125    --      800,579    (602,115)
   Reinvested capital gains ......................         --    --           --          --
                                                     --------   ---    ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     13,999    --      487,170    (734,926)
                                                     --------   ---    ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      2,943    --      198,654     229,396
   Transfers between funds .......................    161,527    --       78,440     (67,132)
   Surrenders (note 6) ...........................         --    --     (148,469)    (99,306)
   Death benefits (note 4) .......................         --    --      (10,153)     (7,828)
   Net policy repayments (loans) (note 5) ........         --    --      (11,543)     (3,538)
   Deductions for surrender charges (note 2d) ....         --    --       (6,862)     (5,461)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (2,006)   --     (125,107)   (138,671)
   Asset charges (note 3):
      MSP contracts ..............................        (57)   --       (1,904)     (2,335)
      LSFP contracts .............................       (140)   --       (1,694)     (1,850)
                                                     --------   ---    ---------   ---------
         Net equity transactions .................    162,267    --      (28,638)    (96,725)
                                                     --------   ---    ---------   ---------

Net change in contract owners' equity ............    176,266    --      458,532    (831,651)
Contract owners' equity beginning
   of period .....................................         --    --    2,056,526   2,888,177
                                                     --------   ---    ---------   ---------
Contract owners' equity end of period ............   $176,266    --    2,515,058   2,056,526
                                                     ========   ===    =========   =========

CHANGES IN UNITS:
   Beginning units ...............................         --    --      208,582     217,273
                                                     --------   ---    ---------   ---------
   Units purchased ...............................     13,890    --       34,554      26,066
   Units redeemed ................................       (181)   --      (39,873)    (34,757)
                                                     --------   ---    ---------   ---------
   Ending units ..................................     13,709    --      203,263     208,582
                                                     ========   ===    =========   =========

                                                       FedAmLdII       FedCpApII
                                                     -------------   ------------
                                                      2003    2002    2003   2002
                                                     ------   ----   -----   ----
Investment activity:
   Net investment income (loss) ..................      (11)   --      (12)   --
   Realized gain (loss) on investments ...........      (37)   --      (39)   --
   Change in unrealized gain (loss)
      on investments .............................      814    --      500    --
   Reinvested capital gains ......................       --    --       --    --
                                                     ------   ---    -----   ---
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ..............................      766    --      449    --
                                                     ------   ---    -----   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................       40    --    2,649    --
   Transfers between funds .......................   13,081    --    3,624    --
   Surrenders (note 6) ...........................       --    --       --    --
   Death benefits (note 4) .......................       --    --       --    --
   Net policy repayments (loans) (note 5) ........       --    --       --    --
   Deductions for surrender charges (note 2d) ....       --    --       --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (52)   --      (92)   --
   Asset charges (note 3):
      MSP contracts ..............................       --    --       --    --
      LSFP contracts .............................       --    --       --    --
                                                     ------   ---    -----   ---
         Net equity transactions .................   13,069    --    6,181    --
                                                     ------   ---    -----   ---

Net change in contract owners' equity ............   13,835    --    6,630    --
Contract owners' equity beginning
   of period .....................................       --    --       --    --
                                                     ------   ---    -----   ---
Contract owners' equity end of period ............   13,835    --    6,630    --
                                                     ======   ===    =====   ===

CHANGES IN UNITS:
   Beginning units ...............................       --    --       --    --
                                                     ------   ---    -----   ---
   Units purchased ...............................    1,109    --      561    --
   Units redeemed ................................       (5)   --       (8)   --
                                                     ------   ---    -----   ---
   Ending units ..................................    1,104    --      553    --
                                                     ======   ===    =====   ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        FGVITHiInc            FedQualBd
                                                     ---------------   -----------------------
                                                       2003     2002      2003         2002
                                                     --------   ----   ---------   -----------
Investment activity:
   Net investment income (loss) ..................   $  6,330    --       56,680        (3,977)
   Realized gain (loss) on investments ...........        642    --       45,165        17,661
   Change in unrealized gain (loss)
      on investments .............................      4,057    --      (31,320)       39,181
   Reinvested capital gains ......................         --    --           --            --
                                                     --------   ---    ---------     ---------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ..............................     11,029    --       70,525        52,865
                                                     --------   ---    ---------     ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     11,770    --      166,447        34,259
   Transfers between funds .......................    222,001    --      468,108     1,229,802
   Surrenders (note 6) ...........................    (27,497)   --     (210,375)      (24,623)
   Death benefits (note 4) .......................         --    --           --            --
   Net policy repayments (loans) (note 5) ........     (3,241)   --      (17,519)        2,487
   Deductions for surrender charges (note 2d) ....     (1,271)   --       (9,724)       (1,354)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (3,706)   --     (104,806)      (30,500)
   Asset charges (note 3):
      MSP contracts ..............................       (185)   --         (885)         (175)
      LSFP contracts .............................         --    --         (634)         (146)
                                                     --------   ---    ---------     ---------
         Net equity transactions .................    197,871    --      290,612     1,209,750
                                                     --------   ---    ---------     ---------

Net change in contract owners' equity ............    208,900    --      361,137     1,262,615
Contract owners' equity beginning
   of period .....................................         --    --    1,262,615            --
                                                     --------   ---    ---------     ---------
Contract owners' equity end of period ............   $208,900    --    1,623,752     1,262,615
                                                     ========   ===    =========     =========

   CHANGES IN UNITS:
   Beginning units ...............................         --    --      117,678            --
                                                     --------   ---    ---------     ---------
   Units purchased ...............................     20,105    --       64,282       122,888
   Units redeemed ................................     (1,248)   --      (36,210)       (5,210)
                                                     --------   ---    ---------     ---------
   Ending units ..................................     18,857    --      145,750       117,678
                                                     ========   ===    =========     =========

                                                               FidVIPEI                  FidVIPGr
                                                     ------------------------   ------------------------
                                                        2003          2002         2003          2002
                                                     ----------   -----------   ----------   -----------
Investment activity:
   Net investment income (loss) ..................      650,310       670,788     (423,142)     (497,509)
   Realized gain (loss) on investments ...........   (1,651,935)   (1,832,619)  (5,517,543)   (6,475,478)
   Change in unrealized gain (loss)
      on investments .............................   17,928,029   (13,879,079)  29,260,774   (28,601,357)
   Reinvested capital gains ......................           --     1,645,146           --            --
                                                     ----------   -----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................   16,926,404   (13,395,764)  23,320,089   (35,574,344)
                                                     ----------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    5,470,555     6,296,828    9,045,995    10,702,893
   Transfers between funds .......................      195,335    (1,326,155)  (2,370,299)   (5,909,456)
   Surrenders (note 6) ...........................   (4,143,940)   (4,013,742)  (5,367,306)   (6,576,671)
   Death benefits (note 4) .......................     (191,683)     (512,295)    (187,564)     (303,488)
   Net policy repayments (loans) (note 5) ........      144,919      (325,234)     547,985        53,735
   Deductions for surrender charges (note 2d) ....     (191,540)     (220,708)    (248,086)     (361,638)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................   (3,626,293)   (3,720,031)  (5,279,385)   (5,684,040)
   Asset charges (note 3):
      MSP contracts ..............................      (28,378)      (33,789)     (22,563)      (29,451)
      LSFP contracts .............................      (22,049)      (22,051)     (26,103)      (26,493)
                                                     ----------   -----------   ----------   -----------
         Net equity transactions .................   (2,393,074)   (3,877,177)  (3,907,326)   (8,134,609)
                                                     ----------   -----------   ----------   -----------

Net change in contract owners' equity ............   14,533,330   (17,272,941)  19,412,763   (43,708,953)
Contract owners' equity beginning
   of period .....................................   59,751,461    77,024,402   75,663,436   119,372,389
                                                     ----------   -----------   ----------   -----------
Contract owners' equity end of period ............   74,284,791    59,751,461   95,076,199    75,663,436
                                                     ==========   ===========   ==========   ===========

   CHANGES IN UNITS:
   Beginning units ...............................    2,146,294     2,285,562    2,922,853     3,226,113
                                                     ----------   -----------   ----------   -----------
   Units purchased ...............................      270,295       239,009      414,867       408,396
   Units redeemed ................................     (356,735)     (378,277)    (579,595)     (711,656)
                                                     ----------   -----------   ----------   -----------
   Ending units ..................................    2,059,854     2,146,294    2,758,125     2,922,853
                                                     ==========   ===========   ==========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                                  FidVIPHI                   FidVIPOv
                                                          ------------------------   ------------------------
                                                              2003         2002         2003          2002
                                                          -----------   ----------   ----------   -----------
Investment activity:
   Net investment income (loss) .......................   $ 1,212,817    1,610,797        5,925         1,649
   Realized gain (loss) on investments ................       257,996   (6,235,204)    (262,828)  (10,007,301)
   Change in unrealized gain (loss)
      on investments ..................................     4,109,732    5,128,915    5,358,106     6,676,168
   Reinvested capital gains ...........................            --           --           --            --
                                                          -----------   ----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................     5,580,545      504,508    5,101,203    (3,329,484)
                                                          -----------   ----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................     1,736,677    1,686,100    1,605,394     1,803,973
   Transfers between funds ............................       943,588    3,942,862      234,691    (1,055,151)
   Surrenders (note 6) ................................    (1,521,127)    (973,008)  (1,417,940)   (1,283,924)
   Death benefits (note 4) ............................      (280,214)     (26,392)     (49,771)      (62,516)
   Net policy repayments (loans) (note 5) .............       (48,477)     (25,575)      87,313       (63,624)
   Deductions for surrender charges (note 2d) .........       (70,309)     (53,504)     (65,539)      (70,600)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................    (1,233,202)    (970,512)    (719,142)     (781,093)
   Asset charges (note 3):
      MSP contracts ...................................       (15,750)     (12,568)      (3,909)       (4,418)
      LSFP contracts ..................................       (10,973)      (8,051)      (5,162)       (5,086)
                                                          -----------   ----------   ----------   -----------
         Net equity transactions ......................      (499,787)   3,559,352     (334,065)   (1,522,439)
                                                          -----------   ----------   ----------   -----------

Net change in contract owners' equity .................     5,080,758    4,063,860    4,767,138    (4,851,923)
Contract owners' equity beginning
   of period ..........................................    20,706,049   16,642,189   12,425,622    17,277,545
                                                          -----------   ----------   ----------   -----------
Contract owners' equity end of period .................   $25,786,807   20,706,049   17,192,760    12,425,622
                                                          ===========   ==========   ==========   ===========

CHANGES IN UNITS:
   Beginning units ....................................     1,206,230    1,017,739      968,581     1,067,775
                                                          -----------   ----------   ----------   -----------
   Units purchased ....................................       156,030      325,331      154,575       127,166
   Units redeemed .....................................      (172,701)    (136,840)    (193,925)     (226,360)
                                                          -----------   ----------   ----------   -----------
   Ending units .......................................     1,189,559    1,206,230      929,231       968,581
                                                          ===========   ==========   ==========   ===========

                                                                 FidVIPAM                  FidVIPCon
                                                          -----------------------   -----------------------
                                                             2003         2002         2003         2002
                                                          ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .......................      644,420      770,857     (137,237)      43,995
   Realized gain (loss) on investments ................     (578,106)    (608,998)  (1,243,309)  (1,171,475)
   Change in unrealized gain (loss)
      on investments ..................................    3,592,165   (2,677,633)  13,191,640   (3,976,205)
   Reinvested capital gains ...........................           --           --           --           --
                                                          ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................    3,658,479   (2,515,774)  11,811,094   (5,103,685)
                                                          ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................    1,656,663    1,668,475    4,167,255    5,127,914
   Transfers between funds ............................     (262,954)    (727,846)     252,182   (2,166,207)
   Surrenders (note 6) ................................   (1,951,807)  (1,466,623)  (2,630,439)  (3,296,014)
   Death benefits (note 4) ............................     (146,560)     (24,631)    (139,232)    (105,306)
   Net policy repayments (loans) (note 5) .............      196,742       38,282     (145,214)    (145,249)
   Deductions for surrender charges (note 2d) .........      (90,216)     (80,647)    (121,583)    (181,241)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................   (1,137,560)  (1,151,383)  (2,560,438)  (2,602,068)
   Asset charges (note 3):
      MSP contracts ...................................       (6,820)      (8,709)     (15,681)     (22,569)
      LSFP contracts ..................................       (3,784)      (3,308)     (22,686)     (21,973)
                                                          ----------   ----------   ----------   ----------
         Net equity transactions ......................   (1,746,296)  (1,756,390)  (1,215,836)  (3,412,713)
                                                          ----------   ----------   ----------   ----------

Net change in contract owners' equity .................    1,912,183   (4,272,164)  10,595,258   (8,516,398)
Contract owners' equity beginning
   of period ..........................................   22,343,721   26,615,885   44,077,392   52,593,790
                                                          ----------   ----------   ----------   ----------
Contract owners' equity end of period .................   24,255,904   22,343,721   54,672,650   44,077,392
                                                          ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ....................................    1,013,935    1,094,419    2,364,387    2,539,821
                                                          ----------   ----------   ----------   ----------
   Units purchased ....................................      152,269       94,132      311,477      270,926
   Units redeemed .....................................     (236,936)    (174,616)    (377,155)    (446,360)
                                                          ----------   ----------   ----------   ----------
   Ending units .......................................      929,268    1,013,935    2,298,709    2,364,387
                                                          ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                            FidVIPInvGrB          FidVIPGrOp
                                                          ---------------   ----------------------
                                                            2003     2002      2003        2002
                                                          --------   ----   ---------   ----------
Investment activity:
   Net investment income (loss) .......................   $   (467)    --       1,460       13,434
   Realized gain (loss) on investments ................         77     --    (341,822)    (387,954)
   Change in unrealized gain (loss)
      on investments ..................................      4,485     --   1,280,096     (537,034)
   Reinvested capital gains ...........................         --     --          --           --
                                                          --------    ---   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................      4,095     --     939,734     (911,554)
                                                          --------    ---   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................      4,528     --     452,147      560,969
   Transfers between funds ............................    237,978     --     249,767     (326,009)
   Surrenders (note 6) ................................       (857)    --    (246,768)    (159,570)
   Death benefits (note 4) ............................         --     --     (13,232)      (4,698)
   Net policy repayments (loans) (note 5) .............     (2,527)    --     (11,656)     (22,423)
   Deductions for surrender charges (note 2d) .........        (40)    --     (11,406)      (8,774)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................     (2,885)    --    (217,220)    (218,076)
   Asset charges (note 3):
      MSP contracts ...................................         --     --      (1,664)      (1,654)
      LSFP contracts ..................................        (35)    --      (2,618)      (2,257)
                                                          --------    ---   ---------   ----------
         Net equity transactions ......................    236,162     --     197,350     (182,492)
                                                          --------    ---   ---------   ----------

Net change in contract owners' equity .................    240,257     --   1,137,084   (1,094,046)
Contract owners' equity beginning
   of period ..........................................         --     --   3,035,034    4,129,080
                                                          --------    ---   ---------   ----------
Contract owners' equity end of period .................   $240,257     --   4,172,118    3,035,034
                                                          ========    ===   =========   ==========

CHANGES IN UNITS:
   Beginning units ....................................         --     --     398,008      420,111
                                                          --------    ---   ---------   ----------
   Units purchased ....................................     24,251     --      86,273       72,484
   Units redeemed .....................................       (636)    --     (60,512)     (94,587)
                                                          --------    ---   ---------   ----------
   Ending units .......................................     23,615     --     423,769      398,008
                                                          ========    ===   =========   ==========

                                                            FidVIPMCap         FidVIPValStS
                                                          --------------   -------------------
                                                            2003    2002      2003       2002
                                                          -------   ----   ---------   -------
Investment activity:
   Net investment income (loss) .......................    (1,105)    --      (7,699)     (316)
   Realized gain (loss) on investments ................    16,699     --     189,710    (9,547)
   Change in unrealized gain (loss)
      on investments ..................................    58,136     --     186,255    (4,574)
   Reinvested capital gains ...........................        --     --      12,819        --
                                                          -------    ---   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................    73,730     --     381,085   (14,437)
                                                          -------    ---   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................    48,341     --     102,826     6,353
   Transfers between funds ............................   634,806     --   1,755,855   107,296
   Surrenders (note 6) ................................       (77)    --     (32,768)       --
   Death benefits (note 4) ............................        --     --          --        --
   Net policy repayments (loans) (note 5) .............    (8,758)    --    (131,607)     (930)
   Deductions for surrender charges (note 2d) .........        (4)    --      (1,515)       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................    (7,108)    --     (31,415)   (2,342)
   Asset charges (note 3):
      MSP contracts ...................................      (185)    --      (1,287)     (137)
      LSFP contracts ..................................       (53)    --        (195)       (5)
                                                          -------    ---   ---------   -------
         Net equity transactions ......................   666,962     --   1,659,894   110,235
                                                          -------    ---   ---------   -------

Net change in contract owners' equity .................   740,692     --   2,040,979    95,798
Contract owners' equity beginning
   of period ..........................................        --     --      95,798        --
                                                          -------    ---   ---------   -------
Contract owners' equity end of period .................   740,692     --   2,136,777    95,798
                                                          =======    ===   =========   =======

CHANGES IN UNITS:
   Beginning units ....................................        --     --      12,826        --
                                                          -------    ---   ---------   -------
   Units purchased ....................................    54,049     --     192,628    13,276
   Units redeemed .....................................    (1,239)    --     (22,798)     (450)
                                                          -------    ---   ---------   -------
   Ending units .......................................    52,810     --     182,656    12,826
                                                          =======    ===   =========   =======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      FTVIPFRDiv      FTVIPSmCpVal        FTVIPFS          GVITEmMrkts
                                                   ---------------   --------------   --------------   --------------------
                                                     2003     2002     2003    2002     2003    2002      2003       2002
                                                   --------   ----   -------   ----   -------   ----   ---------   --------
Investment activity:
   Net investment income (loss) ................   $   (903)   --       (295)   --        222    --         (481)    (3,241)
   Realized gain (loss) on investments .........        815    --      8,066    --     11,639    --      149,677      9,490
   Change in unrealized gain (loss)
      on investments ...........................     65,062    --     14,481    --     31,576    --      219,942    (24,239)
   Reinvested capital gains ....................      1,517    --         --    --         --    --           --         --
                                                   --------   ---    -------   ---    -------   ---    ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     66,491    --     22,252    --     43,437    --      369,138    (17,990)
                                                   --------   ---    -------   ---    -------   ---    ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     80,062    --     22,558    --     40,705    --      118,749     30,715
   Transfers between funds .....................    777,906    --    126,262    --    359,375    --    1,059,724    (75,118)
   Surrenders (note 6) .........................         --    --       (815)   --    (57,155)   --     (160,155)   (25,350)
   Death benefits (note 4) .....................         --    --         --    --         --    --           --     (1,829)
   Net policy repayments (loans) (note 5) ......     (1,592)   --       (149)   --     (5,716)   --      (11,495)   (40,241)
   Deductions for surrender charges (note 2d) ..         --    --        (38)   --     (2,642)   --       (7,403)    (1,394)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (8,946)   --       (944)   --     (2,423)   --      (29,334)   (21,884)
   Asset charges (note 3):
      MSP contracts ............................       (405)   --         --    --        (15)   --         (552)      (498)
      LSFP contracts ...........................        (75)   --        (39)   --        (88)   --         (332)      (121)
                                                   --------   ---    -------   ---    -------   ---    ---------   --------
         Net equity transactions ...............    846,950    --    146,835    --    332,041    --      969,202   (135,720)
                                                   --------   ---    -------   ---    -------   ---    ---------   --------

Net change in contract owners' equity ..........    913,441    --    169,087    --    375,478    --    1,338,340   (153,710)
Contract owners' equity beginning
   of period ...................................         --    --         --    --         --    --      273,867    427,577
                                                   --------   ---    -------   ---    -------   ---    ---------   --------
Contract owners' equity end of period ..........   $913,441    --    169,087    --    375,478    --    1,612,207    273,867
                                                   ========   ===    =======   ===    =======   ===    =========   ========

CHANGES IN UNITS:
   Beginning units .............................         --    --         --    --         --    --       39,708     52,012
                                                   --------   ---    -------   ---    -------   ---    ---------   --------
   Units purchased .............................     75,462    --     12,866    --     33,927    --      115,260     17,002
   Units redeemed ..............................       (948)   --       (157)   --     (5,504)   --      (12,157)   (29,306)
                                                   --------   ---    -------   ---    -------   ---    ---------   --------
   Ending units ................................     74,514    --     12,709    --     28,423    --      142,811     39,708
                                                   ========   ===    =======   ===    =======   ===    =========   ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       GVITGlFin           GVITGlHlth
                                                   -----------------   ------------------
                                                     2003      2002      2003       2002
                                                   --------   ------   --------   -------
Investment activity:
   Net investment income (loss).................   $    131     (119)    (5,970)     (397)
   Realized gain (loss) on investments..........     24,710      113    138,267      (611)
   Change in unrealized gain (loss)
      on investments............................      4,592     (599)   (27,859)   (4,795)
   Reinvested capital gains.....................     36,957       --     70,723        --
                                                   --------   ------   --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................     66,390     (605)   175,161    (5,803)
                                                   --------   ------   --------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................     88,543      368     32,402    17,502
   Transfers between funds......................    159,904   66,328    700,808   155,423
   Surrenders (note 6)..........................    (18,112)      --   (350,559)       --
   Death benefits (note 4)......................         --       --         --        --
   Net policy repayments (loans) (note 5).......      2,194     (972)   (42,579)   (8,938)
   Deductions for surrender charges (note 2d)...       (837)      --    (16,203)       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (6,384)    (625)   (25,004)   (2,414)
   Asset charges (note 3):
      MSP contracts.............................        (30)      (3)      (238)      (12)
      LSFP contracts............................        (43)      --       (184)      (50)
                                                   --------   ------   --------   -------
         Net equity transactions................    225,235   65,096    298,443   161,511
                                                   --------   ------   --------   -------

Net change in contract owners' equity...........    291,625   64,491    473,604   155,708
Contract owners' equity beginning
   of period....................................     64,491       --    155,708        --
                                                   --------   ------   --------   -------
Contract owners' equity end of period...........   $356,116   64,491    629,312   155,708
                                                   ========   ======   ========   =======

CHANGES IN UNITS:
   Beginning units..............................      7,495       --     18,805        --
                                                   --------   ------   --------   -------
   Units purchased..............................     24,908    7,678     78,585    20,531
   Units redeemed...............................     (2,911)    (183)   (41,380)   (1,726)
                                                   --------   ------   --------   -------
   Ending units.................................     29,492    7,495     56,010    18,805
                                                   ========   ======   ========   =======

                                                        GVITGlTech            GVITGlUtl
                                                   --------------------   -----------------
                                                      2003       2002       2003      2002
                                                   ---------   --------   --------   ------
Investment activity:
   Net investment income (loss).................      (5,695)      (450)      (170)      33
   Realized gain (loss) on investments..........     153,660   (188,420)     5,237     (296)
   Change in unrealized gain (loss)
      on investments............................      95,094    (19,032)    18,068      (33)
   Reinvested capital gains.....................          --         --         --       --
                                                   ---------   --------   --------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................     243,059   (207,902)    23,135     (296)
                                                   ---------   --------   --------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................      56,062     45,556      1,323       75
   Transfers between funds......................     863,669    130,870    109,537   36,282
   Surrenders (note 6)..........................     (68,772)   (56,652)  (244,561)      --
   Death benefits (note 4)......................      (5,717)        --         --       --
   Net policy repayments (loans) (note 5).......     (25,530)    26,213    254,660       --
   Deductions for surrender charges (note 2d)...      (3,179)    (3,115)   (11,304)      --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (46,194)   (23,648)    (2,587)    (152)
   Asset charges (note 3):
      MSP contracts.............................        (468)      (196)       (45)      (5)
      LSFP contracts............................         (39)        (9)      (133)      --
                                                   ---------   --------   --------   ------
         Net equity transactions................     769,832    119,019    106,890   36,200
                                                   ---------   --------   --------   ------

Net change in contract owners' equity...........   1,012,891    (88,883)   130,025   35,904
Contract owners' equity beginning
   of period....................................     261,090    349,973     35,904       --
                                                   ---------   --------   --------   ------
Contract owners' equity end of period...........   1,273,981    261,090    165,929   35,904
                                                   =========   -=======   ========   ======

CHANGES IN UNITS:
   Beginning units..............................     134,649    102,616      4,164       --
                                                   ---------   --------   --------   ------
   Units purchased..............................     342,452     61,493     13,650    4,184
   Units redeemed...............................     (50,363)   (29,460)    (2,195)     (20)
                                                   ---------   --------   --------   ------
   Ending units.................................     426,738    134,649     15,619    4,164
                                                   =========   ========   ========   ======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY,Continued
Years Ended December 31,2003 and 2002

                                                             GVITGvtBd                 GVITGrowth
                                                     ------------------------   -----------------------
                                                         2003         2002         2003         2002
                                                     -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..................   $   486,697      740,616     (107,563)    (115,653)
   Realized gain (loss) on investments ...........       (19,208)     766,407   (3,868,654)  (2,366,653)
   Change in unrealized gain (loss)
      on investments .............................      (207,136)     254,202    8,180,131   (3,021,176)
   Reinvested capital gains ......................        29,787      177,046           --           --
                                                     -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ..............................       290,140    1,938,271    4,203,914   (5,503,482)
                                                     -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     1,454,811    1,267,894    2,819,241    3,550,411
   Transfers between funds .......................    (3,784,652)   5,104,395     (527,911)  (1,039,416)
   Surrenders (note 6) ...........................    (2,627,215)  (3,160,509)  (1,252,791)    (919,629)
   Death benefits (note 4) .......................       (61,806)     (56,328)     (72,160)     (51,849)
   Net policy repayments (loans) (note 5) ........        56,813     (301,152)      89,662      194,094
   Deductions for surrender charges (note 2d) ....      (121,434)    (173,790)     (57,906)     (50,568)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................    (1,137,678)    (897,183)  (1,442,242)  (1,432,973)
   Asset charges (note 3):
      MSP contracts ..............................       (17,553)     (18,203)      (4,472)      (5,160)
      LSFP contracts .............................        (8,560)      (8,831)      (7,643)      (8,210)
                                                     -----------   ----------   ----------   ----------
         Net equity transactions .................    (6,247,274)   1,756,293     (456,222)     236,700
                                                     -----------   ----------   ----------   ----------

Net change in contract owners'equity .............    (5,957,134)   3,694,564    3,747,692   (5,266,782)
Contract owners'equity beginning
   of period .....................................    22,381,392   18,686,828   13,411,563   18,678,345
                                                     -----------   ----------   ----------   ----------
Contract owners'equity end of period .............   $16,424,258   22,381,392   17,159,255   13,411,563
                                                     ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................     1,024,071      940,162    1,170,029    1,157,307
                                                     -----------   ----------   ----------   ----------
   Units purchased ...............................        91,225      256,619      236,749      296,325
   Units redeemed ................................      (379,597)    (172,710)    (268,888)    (283,603)
                                                     -----------   ----------   ----------   ----------
   Ending units ..................................       735,699    1,024,071    1,137,890    1,170,029
                                                     ===========   ==========   ==========   ==========

                                                         GVITIDAgg           GVITIDCon
                                                     -----------------   -----------------
                                                       2003      2002      2003      2002
                                                     -------   -------   -------   -------
Investment activity:
   Net investment income (loss) ..................     1,896       375     7,043     3,709
   Realized gain (loss) on investments ...........    44,183    (3,763)    5,929       (84)
   Change in unrealized gain (loss)
      on investments .............................    42,877    (5,389)   16,454    (1,344)
   Reinvested capital gains ......................     5,518        22     1,440       154
                                                     -------   -------   -------   -------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ..............................    94,474    (8,755)   30,866     2,435
                                                     -------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    47,188    30,018    32,945     7,502
   Transfers between funds .......................   235,905   147,481    58,691   332,814
   Surrenders (note 6) ...........................    (5,780)   (6,575)  (13,603)  (29,580)
   Death benefits (note 4) .......................        --        --   (11,368)       --
   Net policy repayments (loans) (note 5) ........     1,380    (4,029)  (13,680)   12,073
   Deductions for surrender charges (note 2d) ....      (267)     (362)     (629)   (1,627)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................   (22,500)  (11,321)  (18,886)   (5,634)
   Asset charges (note 3):
      MSP contracts ..............................        (2)       --      (431)     (260)
      LSFP contracts .............................        --        --      (188)     (167)
                                                     -------   -------   -------   -------
         Net equity transactions .................   255,924   155,212    32,851   315,121
                                                     -------   -------   -------   -------

Net change in contract owners'equity .............   350,398   146,457    63,717   317,556
Contract owners'equity beginning
   of period .....................................   146,457        --   317,556        --
                                                     -------   -------   -------   -------
Contract owners'equity end of period .............   496,855   146,457   381,273   317,556
                                                     =======   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ...............................    17,710        --    31,754        --
                                                     -------   -------   -------   -------
   Units purchased ...............................    31,669    20,524    16,723    34,708
   Units redeemed ................................    (3,453)   (2,814)  (12,823)   (2,954)
                                                     -------   -------   -------   -------
   Ending units ..................................    45,926    17,710    35,654    31,754
                                                     =======   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY,Continued
Years Ended December 31,2003 and 2002

                                                           GVITIDMod             GVITIDModAgg
                                                     --------------------   ---------------------
                                                        2003        2002       2003        2002
                                                     ----------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..................   $   19,641     3,431      10,420       4,020
   Realized gain (loss) on investments ...........        5,830    (3,356)     (7,574)    (30,041)
   Change in unrealized gain (loss)
      on investments .............................      285,948   (11,401)    318,164     (40,857)
   Reinvested capital gains ......................          946       436          --       1,303
                                                     ----------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ..............................      312,365   (10,890)    321,010     (65,575)
                                                     ----------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      276,128    40,643     203,520      51,389
   Transfers between funds .......................    1,514,517   528,483     721,450     981,852
   Surrenders (note 6) ...........................      (32,051)   (2,844)    (22,041)     (3,304)
   Death benefits (note 4) .......................           --        --          --          --
   Net policy repayments (loans) (note 5) ........      (47,251)    1,352      24,606      12,741
   Deductions for surrender charges (note 2d) ....       (1,481)     (156)     (1,019)       (182)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (93,995)  (12,601)   (114,749)    (34,114)
   Asset charges (note 3):
      MSP contracts ..............................       (1,685)     (292)       (396)        (29)
      LSFP contracts .............................         (228)       --        (454)        (89)
                                                     ----------   -------   ---------   ---------
         Net equity transactions .................    1,613,954   554,585     810,917   1,008,264
                                                     ----------   -------   ---------   ---------

Net change in contract owners'equity .............    1,926,319   543,695   1,131,927     942,689
Contract owners'equity beginning
   of period .....................................      543,695        --     942,689          --
                                                     ----------   -------   ---------   ---------
Contract owners'equity end of period .............   $2,470,014   543,695   2,074,616     942,689
                                                     ==========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ...............................       59,819        --     109,211          --
                                                     ----------   -------   ---------   ---------
   Units purchased ...............................      187,414    61,992     101,890     113,991
   Units redeemed ................................      (18,823)   (2,173)    (19,774)     (4,780)
                                                     ----------   -------   ---------   ---------
   Ending units ..................................      228,410    59,819     191,327     109,211
                                                     ==========   =======   =========   =========

                                                        GVITIDModCon         GVITIntGro
                                                     -----------------   ------------------
                                                       2003      2002      2003       2002
                                                     -------   -------   --------   -------
Investment activity:
   Net investment income (loss) ..................     9,165     2,374       (438)     (333)
   Realized gain (loss) on investments ...........    14,955    (4,333)     9,484    (4,929)
   Change in unrealized gain (loss)
      on investments .............................    48,943       142      5,034      (759)
   Reinvested capital gains ......................     1,142       402         --        --
                                                     -------   -------   --------   -------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ..............................    74,205    (1,415)    14,080    (6,021)
                                                     -------   -------   --------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    64,735    10,547    129,786    37,116
   Transfers between funds .......................   353,657   353,136     14,697    46,984
   Surrenders (note 6) ...........................    (4,714)  (83,408)  (123,145)  (70,278)
   Death benefits (note 4) .......................   (11,855)   (4,459)        --        --
   Net policy repayments (loans) (note 5) ........    (6,687)    3,617       (636)   (1,483)
   Deductions for surrender charges (note 2d) ....      (218)   (4,586)    (5,692)   (3,864)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................   (33,121)   (4,367)    (2,865)   (2,650)
   Asset charges (note 3):
      MSP contracts ..............................    (1,050)     (169)       (19)       --
      LSFP contracts .............................      (154)       (4)       (14)       --
                                                     -------   -------   --------   -------
         Net equity transactions .................   360,593   270,307     12,112     5,825
                                                     -------   -------   --------   -------

Net change in contract owners'equity .............   434,798   268,892     26,192      (196)
Contract owners'equity beginning
   of period .....................................   268,892        --     55,057    55,253
                                                     -------   -------   --------   -------
Contract owners'equity end of period .............   703,690   268,892     81,249    55,057
                                                     =======   =======   ========   =======

CHANGES IN UNITS:
   Beginning units ...............................    28,027        --     11,233     8,456
                                                     -------   -------   --------   -------
   Units purchased ...............................    42,950    28,835      5,032     9,592
   Units redeemed ................................    (6,085)     (808)    (3,983)   (6,815)
                                                     -------   -------   --------   -------
   Ending units ..................................    64,892    28,027     12,282    11,233
                                                     =======   =======   ========   =======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           GVITMyMkt                 GVITLead
                                                   --------------------------   -----------------
                                                       2003           2002        2003      2002
                                                   ------------   -----------   -------   -------
Investment activity:
   Net investment income (loss) ................   $    (48,086)      234,335      (503)      224
   Realized gain (loss) on investments .........             --            --    (3,394)   (9,895)
   Change in unrealized gain (loss)
      on investments ...........................             --            --    22,125    (4,614)
   Reinvested capital gains ....................             --            --        --        --
                                                   ------------   -----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................        (48,086)      234,335    18,228   (14,285)
                                                   ------------   -----------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      4,279,006     4,228,147    10,592     7,788
   Transfers between funds .....................     (6,838,365)    8,868,792     4,640   141,311
   Surrenders (note 6) .........................    (10,294,119)  (15,813,066)       --   (12,363)
   Death benefits (note 4) .....................        (68,054)     (100,051)       --        --
   Net policy repayments (loans) (note 5) ......        666,422       856,428   (24,739)   (2,325)
   Deductions for surrender charges (note 2d) ..       (475,811)     (869,528)       --      (680)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (2,140,515)   (2,203,711)   (4,507)   (4,331)
   Asset charges (note 3):
      MSP contracts ............................        (41,707)      (47,444)      (61)      (79)
      LSFP contracts ...........................        (23,441)      (40,196)       --        --
                                                   ------------   -----------   -------   -------
         Net equity transactions ...............    (14,936,584)   (5,120,629)  (14,075)  129,321
                                                   ------------   -----------   -------   -------

Net change in contract owners' equity ..........    (14,984,670)   (4,886,294)    4,153   115,036
Contract owners' equity beginning
   of period ...................................     46,764,573    51,650,867   115,036        --
                                                   ------------   -----------   -------   -------
Contract owners' equity end of period ..........   $ 31,779,903    46,764,573   119,189   115,036
                                                   ============   ===========   =======   =======

CHANGES IN UNITS:
   Beginning units .............................      3,181,070     3,540,015    13,679        --
                                                   ------------   -----------   -------   -------
   Units purchased .............................        496,788       649,115     4,986    14,429
   Units redeemed ..............................     (1,534,869)   (1,008,060)   (7,251)     (750)
                                                   ------------   -----------   -------   -------
   Ending units ................................      2,142,989     3,181,070    11,414    13,679
                                                   ============   ===========   =======   =======

                                                        GVITSmCapGr              GVITSmCapVal
                                                   ---------------------   -----------------------
                                                      2003        2002        2003         2002
                                                   ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ................      (9,992)     (9,005)     (78,518)     (92,125)
   Realized gain (loss) on investments .........     245,292    (539,108)     405,061   (3,668,042)
   Change in unrealized gain (loss)
      on investments ...........................     101,046     (10,392)   4,692,960   (1,169,384)
   Reinvested capital gains ....................          --          --           --      308,760
                                                   ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     336,346    (558,505)   5,019,503   (4,620,791)
                                                   ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     251,062     619,612      962,419    1,188,983
   Transfers between funds .....................     (19,343)    134,653    1,983,387   (1,353,452)
   Surrenders (note 6) .........................     (51,376)   (162,779)    (962,055)  (1,003,083)
   Death benefits (note 4) .....................          --     (17,654)     (95,096)     (11,891)
   Net policy repayments (loans) (note 5) ......     (47,144)     (2,166)    (601,100)     (51,969)
   Deductions for surrender charges (note 2d) ..      (2,375)     (8,951)     (44,468)     (55,158)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (83,917)    (76,901)    (507,726)    (586,977)
   Asset charges (note 3):
      MSP contracts ............................        (406)       (476)      (6,907)      (7,239)
      LSFP contracts ...........................        (769)       (667)     (10,106)      (9,801)
                                                   ---------   ---------   ----------   ----------
         Net equity transactions ...............      45,732     484,671      718,348   (1,890,587)
                                                   ---------   ---------   ----------   ----------

Net change in contract owners' equity ..........     382,078     (73,834)   5,737,851   (6,511,378)
Contract owners' equity beginning
   of period ...................................   1,258,941   1,332,775    9,270,589   15,781,967
                                                   ---------   ---------   ----------   ----------
Contract owners' equity end of period ..........   1,641,019   1,258,941   15,008,440    9,270,589
                                                   =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .............................     265,763     186,280      838,299    1,034,902
                                                   ---------   ---------   ----------   ----------
   Units purchased .............................      48,697     120,635      202,734      107,054
   Units redeemed ..............................     (54,328)    (41,152)    (168,468)    (303,657)
                                                   ---------   ---------   ----------   ----------
   Ending units ................................     260,132     265,763      872,565      838,299
                                                   =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                          GVITSmComp                  GVITTotRt
                                                   ------------------------   ------------------------
                                                       2003         2002         2003          2002
                                                   -----------   ----------   ----------   -----------
Investment activity:
   Net investment income (loss) ................   $  (162,554)    (166,099)    (128,378)       63,059
   Realized gain (loss) on investments .........      (941,330)  (2,431,393)  (2,319,832)   (2,673,181)
   Change in unrealized gain (loss)
      on investments ...........................     8,912,411   (2,049,393)  18,094,378   (11,054,460)
   Reinvested capital gains ....................            --           --           --            --
                                                   -----------   ----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     7,808,527   (4,646,885)  15,646,168   (13,664,582)
                                                   -----------   ----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     1,785,411    2,184,290    8,223,681     9,291,200
   Transfers between funds .....................       282,080     (120,024)  (1,394,191)   (2,033,396)
   Surrenders (note 6) .........................    (1,042,745)  (1,272,878)  (3,227,744)   (3,864,076)
   Death benefits (note 4) .....................       (73,828)     (71,551)    (241,692)     (443,207)
   Net policy repayments (loans) (note 5) ......      (147,834)    (215,642)       9,325      (296,328)
   Deductions for surrender charges (note 2d) ..       (48,197)     (69,993)    (149,192)     (212,478)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................    (1,261,119)  (1,285,393)  (5,505,925)   (5,626,226)
   Asset charges (note 3):
      MSP contracts ............................       (12,510)     (13,651)     (24,994)      (28,021)
      LSFP contracts ...........................       (11,018)     (10,604)     (16,647)      (17,931)
                                                   -----------   ----------   ----------   -----------
         Net equity transactions ...............      (529,760)    (875,446)  (2,327,379)   (3,230,463)
                                                   -----------   ----------   ----------   -----------

Net change in contract owners' equity ..........     7,278,767   (5,522,331)  13,318,789   (16,895,045)
Contract owners' equity beginning
   of period ...................................    20,084,696   25,607,027   60,325,564    77,220,609
                                                   -----------   ----------   ----------   -----------
Contract owners' equity end of period ..........   $27,363,463   20,084,696   73,644,353    60,325,564
                                                   ===========   ==========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .............................     1,090,705    1,141,976    2,622,768     2,758,504
                                                   -----------   ----------   ----------   -----------
   Units purchased .............................       133,747      129,251      360,701       391,170
   Units redeemed ..............................      (162,109)    (180,522)    (462,007)     (526,906)
                                                   -----------   ----------   ----------   -----------
   Ending units ................................     1,062,343    1,090,705    2,521,462     2,622,768
                                                   ===========   ==========   ==========   ===========

                                                       GVITUSGro           JanBal
                                                   ------------------   -------------
                                                      2003      2002     2003    2002
                                                   ---------   ------   ------   ----
Investment activity:
   Net investment income (loss) ................      (4,094)    (119)     202    --
   Realized gain (loss) on investments .........     114,439     (263)       7    --
   Change in unrealized gain (loss)
      on investments ...........................      (8,682)  (5,779)     875    --
   Reinvested capital gains ....................      64,799       --       --    --
                                                   ---------   ------   ------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     166,462   (6,161)   1,084    --
                                                   ---------   ------   ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      38,894    1,061    1,951    --
   Transfers between funds .....................     938,704   88,214   25,096    --
   Surrenders (note 6) .........................     (17,480)      --       --    --
   Death benefits (note 4) .....................          --       --       --    --
   Net policy repayments (loans) (note 5) ......    (146,138)  (1,144)      --    --
   Deductions for surrender charges (note 2d) ..        (808)      --       --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (15,281)  (1,044)    (175)   --
   Asset charges (note 3):
      MSP contracts ............................         (31)      --       --    --
      LSFP contracts ...........................        (140)     (11)      --    --
                                                   ---------   ------   ------   ---
         Net equity transactions ...............     797,720   87,076   26,872    --
                                                   ---------   ------   ------   ---

Net change in contract owners' equity ..........     964,182   80,915   27,956    --
Contract owners' equity beginning
   of period ...................................      80,915       --       --    --
                                                   ---------   ------   ------   ---
Contract owners' equity end of period ..........   1,045,097   80,915   27,956    --
                                                   =========   ======   ======   ===

CHANGES IN UNITS:
   Beginning units .............................       9,894       --       --    --
                                                   ---------   ------   ------   ---
   Units purchased .............................      93,269   10,159    2,565    --
   Units redeemed ..............................     (18,501)    (265)     (17)   --
                                                   ---------   ------   ------   ---
   Ending units ................................      84,662    9,894    2,548    --
                                                   =========   ======   ======   ===

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                                 JanCapAp                 JanGITech
                                                          ----------------------   ----------------------
                                                             2003         2002        2003        2002
                                                          ----------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) .......................   $  (11,135)    (10,295)     (8,186)      (8,887)
   Realized gain (loss) on investments ................      (82,197)   (417,474)   (300,592)    (269,555)
   Change in unrealized gain (loss)
      on investments ..................................      520,550     (28,278)    755,405     (427,636)
   Reinvested capital gains ...........................           --          --          --           --
                                                          ----------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................      427,218    (456,047)    446,627     (706,078)
                                                          ----------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................      282,142     302,801     165,602      201,079
   Transfers between funds ............................     (140,161)    136,764      32,152     (298,876)
   Surrenders (note 6) ................................     (148,985)   (193,278)    (78,038)    (139,634)
   Death benefits (note 4) ............................         (719)         --      (1,735)          --
   Net policy repayments (loans) (note 5) .............       (8,914)     11,769       1,274       26,135
   Deductions for surrender charges (note 2d) .........       (6,886)    (10,628)     (3,607)      (7,678)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................     (154,470)   (163,145)   (110,637)     (78,471)
   Asset charges (note 3):
      MSP contracts ...................................       (1,377)     (1,385)       (844)        (916)
      LSFP contracts ..................................       (1,316)     (1,213)       (817)        (608)
                                                          ----------   ---------   ---------   ----------
         Net equity transactions ......................     (180,686)     81,685       3,350     (298,969)
                                                          ----------   ---------   ---------   ----------

Net change in contract owners' equity .................      246,532    (374,362)    449,977   (1,005,047)
Contract owners' equity beginning
   of period ..........................................    2,253,876   2,628,238     879,767    1,884,814
                                                          ----------   ---------   ---------   ----------
Contract owners' equity end of period .................   $2,500,408   2,253,876   1,329,744      879,767
                                                          ==========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units ....................................      440,390     428,785     357,176      449,115
                                                          ----------   ---------   ---------   ----------
   Units purchased ....................................       64,043      95,428      91,294       83,201
   Units redeemed .....................................      (95,220)    (83,823)    (77,325)    (175,140)
                                                          ----------   ---------   ---------   ----------
   Ending units .......................................      409,213     440,390     371,145      357,176
                                                          ==========   =========   =========   ==========

                                                                JanIntGro          JanRsLgCpCr
                                                          ---------------------   ------------
                                                             2003        2002      2003   2002
                                                          ---------   ---------   -----   ----
Investment activity:
   Net investment income (loss) .......................       3,449      (4,636)     (8)    --
   Realized gain (loss) on investments ................      87,839    (407,715)    (37)    --
   Change in unrealized gain (loss)
      on investments ..................................     377,425     (16,485)    503     --
   Reinvested capital gains ...........................          --          --      --     --
                                                          ---------   ---------   -----    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................     468,713    (428,836)    458     --
                                                          ---------   ---------   -----    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................     390,875     498,623     197     --
   Transfers between funds ............................    (198,596)    (37,022)  7,352     --
   Surrenders (note 6) ................................    (304,722)   (398,206)     --     --
   Death benefits (note 4) ............................      (1,441)     (2,290)     --     --
   Net policy repayments (loans) (note 5) .............      (9,893)     28,088       8     --
   Deductions for surrender charges (note 2d) .........     (14,085)    (21,897)     --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................     (89,111)   (105,940)    (73)    --
   Asset charges (note 3):
      MSP contracts ...................................        (670)       (824)     --     --
      LSFP contracts ..................................      (1,074)       (988)     --     --
                                                          ---------   ---------   -----    ---
         Net equity transactions ......................    (228,717)    (40,456)  7,484     --
                                                          ---------   ---------   -----    ---

Net change in contract owners' equity .................     239,996    (469,292)  7,942     --
Contract owners' equity beginning
   of period ..........................................   1,481,877   1,951,169      --     --
                                                          ---------   ---------   -----    ---
Contract owners' equity end of period .................   1,721,873   1,481,877   7,942     --
                                                          =========   =========   =====    ===

CHANGES IN UNITS:
   Beginning units ....................................     334,648     324,749      --     --
                                                          ---------   ---------   -----    ---
   Units purchased ....................................      43,772      70,908     656     --
   Units redeemed .....................................     (87,251)    (61,009)     (7)    --
                                                          ---------   ---------   -----    ---
   Ending units .......................................     291,169     334,648     649     --
                                                          =========   =========   =====    ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                               MGVITMultiSec       MFSVITInvGrwI
                                                          ----------------------   -------------
                                                             2003         2002      2003    2002
                                                          ----------   ---------   ------   ----
Investment activity:
   Net investment income (loss) .......................   $   71,074      38,896      (68)    --
   Realized gain (loss) on investments ................       95,127      (7,201)     113     --
   Change in unrealized gain (loss)
      on investments ..................................       (5,724)     27,886    1,549     --
   Reinvested capital gains ...........................           --          --       --     --
                                                          ----------   ---------   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................      160,477      59,581    1,594     --
                                                          ----------   ---------   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................      157,344      68,550      933     --
   Transfers between funds ............................     (146,693)    654,994   55,220     --
   Surrenders (note 6) ................................     (213,444)    (23,316)  (1,557)    --
   Death benefits (note 4) ............................           --          --       --     --
   Net policy repayments (loans) (note 5) .............        7,695      (4,610)      --     --
   Deductions for surrender charges (note 2d) .........       (9,866)     (1,282)     (72)    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................      (33,842)    (29,377)    (535)    --
   Asset charges (note 3):
      MSP contracts ...................................         (881)       (472)      --     --
      LSFP contracts ..................................         (880)       (100)      --     --
                                                          ----------   ---------   ------    ---
         Net equity transactions ......................     (240,567)    664,387   53,989     --
                                                          ----------   ---------   ------    ---

Net change in contract owners' equity .................      (80,090)    723,968   55,583     --
Contract owners' equity beginning
   of period ..........................................    1,348,659     624,691       --     --
                                                          ----------   ---------   ------    ---
Contract owners' equity end of period .................   $1,268,569   1,348,659   55,583     --
                                                          ==========   =========   ======    ===

CHANGES IN UNITS:
   Beginning units ....................................      117,430      57,879       --     --
                                                          ----------   ---------   ------    ---
   Units purchased ....................................       24,936      68,517    5,007     --
   Units redeemed .....................................      (43,333)     (8,966)    (191)    --
                                                          ----------   ---------   ------    ---
   Ending units .......................................       99,033     117,430    4,816     --
                                                          ==========   =========   ======    ===

                                                           MFSVITValIn        NBAMTBal
                                                          -------------   ---------------
                                                           2003    2002    2003     2002
                                                          ------   ----   ------   ------
Investment activity:
   Net investment income (loss) .......................      (74)    --      604      863
   Realized gain (loss) on investments ................       38     --     (877)    (343)
   Change in unrealized gain (loss)
      on investments ..................................    3,849     --    8,095   (8,064)
   Reinvested capital gains ...........................       --     --       --       --
                                                          ------    ---   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................    3,813     --    7,822   (7,544)
                                                          ------    ---   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................    2,515     --    6,261    1,871
   Transfers between funds ............................   38,323     --   10,323   39,141
   Surrenders (note 6) ................................       --     --       --       --
   Death benefits (note 4) ............................       --     --       --       --
   Net policy repayments (loans) (note 5) .............     (326)    --       22       22
   Deductions for surrender charges (note 2d) .........       --     --       --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................     (617)    --   (2,301)  (1,718)
   Asset charges (note 3):
      MSP contracts ...................................       (7)    --       --       --
      LSFP contracts ..................................       --     --       --       --
                                                          ------    ---   ------   ------
         Net equity transactions ......................   39,888     --   14,305   39,316
                                                          ------    ---   ------   ------

Net change in contract owners' equity .................   43,701     --   22,127   31,772
Contract owners' equity beginning
   of period ..........................................       --     --   46,040   14,268
                                                          ------    ---   ------   ------
Contract owners' equity end of period .................   43,701     --   68,167   46,040
                                                          ======    ===   ======   ======

CHANGES IN UNITS:
   Beginning units ....................................       --     --    2,497      636
                                                          ------    ---   ------   ------
   Units purchased ....................................    3,635     --    1,044    1,949
   Units redeemed .....................................      (84)    --     (126)     (88)
                                                          ------    ---   ------   ------
   Ending units .......................................    3,551     --    3,415    2,497
                                                          ======    ===   ======   ======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         NBAMTFas             NBAMTGro
                                                     --------------   ------------------------
                                                       2003    2002      2003          2002
                                                     -------   ----   ----------   -----------
Investment activity:
   Net investment income (loss) ..................   $   (42)   --      (113,247)     (127,464)
   Realized gain (loss) on investments ...........       750    --    (2,849,105)   (4,914,991)
   Change in unrealized gain (loss)
      on investments .............................       747    --     6,753,242    (1,658,364)
   Reinvested capital gains ......................         5    --            --            --
                                                     -------   ---    ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     1,460    --     3,790,890    (6,700,819)
                                                     -------   ---    ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................       552    --     1,709,589     2,192,969
   Transfers between funds .......................    10,214    --       119,597    (4,042,985)
   Surrenders (note 6) ...........................      (648)   --    (2,092,717)     (939,226)
   Death benefits (note 4) .......................        --    --       (25,820)      (56,429)
   Net policy repayments (loans) (note 5) ........      (328)   --       792,718       (16,008)
   Deductions for surrender charges (note 2d) ....       (30)   --       (96,729)      (51,646)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (510)   --      (985,451)   (1,089,804)
   Asset charges (note 3):
      MSP contracts ..............................        --    --        (2,540)       (7,158)
      LSFP contracts .............................        --    --        (5,756)       (6,125)
                                                     -------   ---    ----------   -----------
         Net equity transactions .................     9,250    --      (587,109)   (4,016,412)
                                                     -------   ---    ----------   -----------

Net change in contract owners' equity ............    10,710    --     3,203,781   (10,717,231)
Contract owners' equity beginning
   of period .....................................        --    --    12,997,531    23,714,762
                                                     -------   ---    ----------   -----------
Contract owners' equity end of period ............   $10,710    --    16,201,312    12,997,531
                                                     =======   ===    ==========   ===========

CHANGES IN UNITS:
   Beginning units ...............................        --    --       866,555     1,114,641
                                                     -------   ---    ----------   -----------
   Units purchased ...............................       926    --       140,684       141,889
   Units redeemed ................................       (72)   --      (185,624)     (389,975)
                                                     -------   ---    ----------   -----------
   Ending units ..................................       854    --       821,615       866,555
                                                     =======   ===    ==========   ===========

                                                           NBAMTGuard               NBAMTLMat
                                                     ---------------------   ----------------------
                                                        2003        2002        2003         2002
                                                     ---------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ..................       3,217       2,019      239,549     238,386
   Realized gain (loss) on investments ...........    (219,402)   (564,694)      19,906      29,349
   Change in unrealized gain (loss)
      on investments .............................     710,906    (142,270)    (150,522)       (464)
   Reinvested capital gains ......................          --          --           --          --
                                                     ---------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     494,721    (704,945)     108,933     267,271
                                                     ---------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     147,198     252,039      419,152     485,372
   Transfers between funds .......................      (5,208)   (326,889)      90,649   2,049,470
   Surrenders (note 6) ...........................    (168,265)    (70,728)  (1,419,276)   (756,920)
   Death benefits (note 4) .......................          --          --         (398)    (42,010)
   Net policy repayments (loans) (note 5) ........      (6,356)    (14,101)     681,836      80,900
   Deductions for surrender charges (note 2d) ....      (7,778)     (3,889)     (65,601)    (41,621)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (98,043)   (106,763)    (290,411)   (245,535)
   Asset charges (note 3):
      MSP contracts ..............................      (1,250)     (1,592)      (7,524)     (6,969)
      LSFP contracts .............................      (1,689)     (1,817)      (1,699)     (1,413)
                                                     ---------   ---------   ----------   ---------
         Net equity transactions .................    (141,391)   (273,740)    (593,272)  1,521,274
                                                     ---------   ---------   ----------   ---------

Net change in contract owners' equity ............     353,330    (978,685)    (484,339)  1,788,545
Contract owners' equity beginning
   of period .....................................   1,605,837   2,584,522    6,741,521   4,952,976
                                                     ---------   ---------   ----------   ---------
Contract owners' equity end of period ............   1,959,167   1,605,837    6,257,182   6,741,521
                                                     =========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units ...............................     210,005     247,137      390,323     298,490
                                                     ---------   ---------   ----------   ---------
   Units purchased ...............................      31,713      32,929       48,590     143,330
   Units redeemed ................................     (45,956)    (70,061)     (86,847)    (51,497)
                                                     ---------   ---------   ----------   ---------
   Ending units ..................................     195,762     210,005      352,066     390,323
                                                     =========   =========   ==========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         NBAMTMCGr            NBAMTPart
                                                     ---------------   -----------------------
                                                       2003     2002      2003         2002
                                                     --------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) ..................   $   (601)   --      (125,663)     (32,601)
   Realized gain (loss) on investments ...........      7,082    --    (2,482,304)  (1,617,582)
   Change in unrealized gain (loss)
      on investments .............................      9,663    --     8,076,460   (3,978,892)
   Reinvested capital gains ......................         --    --            --           --
                                                     --------   ---    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     16,144    --     5,468,493   (5,629,075)
                                                     --------   ---    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     11,530    --     1,956,281    2,518,759
   Transfers between funds .......................    247,205    --      (669,643)  (1,347,916)
   Surrenders (note 6) ...........................         --    --    (2,336,671)    (979,335)
   Death benefits (note 4) .......................         --    --       (73,321)     (57,113)
   Net policy repayments (loans) (note 5) ........         84    --       567,185      (98,447)
   Deductions for surrender charges (note 2d) ....         --    --      (108,005)     (53,852)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (2,759)   --    (1,168,275)  (1,224,187)
   Asset charges (note 3):
      MSP contracts ..............................         --    --       (10,782)     (12,334)
      LSFP contracts .............................       (148)   --       (15,068)     (13,806)
                                                     --------   ---    ----------   ----------
         Net equity transactions .................    255,912    --    (1,858,299)  (1,268,231)
                                                     --------   ---    ----------   ----------

Net change in contract owners' equity ............    272,056    --     3,610,194   (6,897,306)
Contract owners' equity beginning
   of period .....................................         --    --    16,750,853   23,648,159
                                                     --------   ---    ----------   ----------
Contract owners' equity end of period ............   $272,056    --    20,361,047   16,750,853
                                                     ========   ===    ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................         --    --       990,334    1,050,337
                                                     --------   ---    ----------   ----------
   Units purchased ...............................     22,437    --       124,453      149,729
   Units redeemed ................................       (260)   --      (211,244)    (209,732)
                                                     --------   ---    ----------   ----------
   Ending units ..................................     22,177    --       903,543      990,334
                                                     ========   ===    ==========   ==========

                                                       NBAMTSocRe          OppAggGro
                                                     -------------   ---------------------
                                                      2003    2002      2003        2002
                                                     ------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ..................     (106)   --      (11,886)     (1,144)
   Realized gain (loss) on investments ...........       25    --      229,204    (590,299)
   Change in unrealized gain (loss)
      on investments .............................    4,282    --       73,026      91,747
   Reinvested capital gains ......................       --    --           --          --
                                                     ------   ---    ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    4,201    --      290,344    (499,696)
                                                     ------   ---    ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    1,275    --      318,237     277,067
   Transfers between funds .......................   35,670    --      301,461    (127,039)
   Surrenders (note 6) ...........................       --    --      (68,982)   (140,615)
   Death benefits (note 4) .......................       --    --       (2,559)     (3,005)
   Net policy repayments (loans) (note 5) ........      143    --      (29,327)    (16,276)
   Deductions for surrender charges (note 2d) ....       --    --       (3,188)     (7,732)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (753)   --     (133,803)   (117,334)
   Asset charges (note 3):
      MSP contracts ..............................       --    --         (660)       (637)
      LSFP contracts .............................       --    --         (166)       (143)
                                                     ------   ---    ---------   ---------
         Net equity transactions .................   36,335    --      381,013    (135,714)
                                                     ------   ---    ---------   ---------

Net change in contract owners' equity ............   40,536    --      671,357    (635,410)
Contract owners' equity beginning
   of period .....................................       --    --    1,158,339   1,793,749
                                                     ------   ---    ---------   ---------
Contract owners' equity end of period ............   40,536    --    1,829,696   1,158,339
                                                     ======   ===    =========   =========

CHANGES IN UNITS:
   Beginning units ...............................       --    --      304,625     337,769
                                                     ------   ---    ---------   ---------
   Units purchased ...............................    3,372    --      141,228      72,910
   Units redeemed ................................      (79)   --      (59,990)   (106,054)
                                                     ------   ---    ---------   ---------
   Ending units ..................................    3,293    --      385,863     304,625
                                                     ======   ===    =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                              OppBdFd                   OppCapAp
                                                     ------------------------   -----------------------
                                                         2003         2002         2003         2002
                                                     -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..................   $   679,789      882,439      (49,154)     (15,505)
   Realized gain (loss) on investments ...........        (4,847)    (350,686)  (2,159,972)  (6,751,858)
   Change in unrealized gain (loss)
      on investments .............................       124,933      535,188    5,578,110    2,058,407
   Reinvested capital gains ......................            --           --           --           --
                                                     -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................       799,875    1,066,941    3,368,984   (4,708,956)
                                                     -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................       986,173    1,018,900    1,377,491    2,131,465
   Transfers between funds .......................      (729,951)     816,498      369,298     (446,711)
   Surrenders (note 6) ...........................    (1,054,622)    (999,559)    (676,382)  (1,052,801)
   Death benefits (note 4) .......................       (14,916)     (86,356)    (134,063)     (45,480)
   Net policy repayments (loans) (note 5) ........        (9,225)    (175,417)    (101,777)     (56,354)
   Deductions for surrender charges (note 2d) ....       (48,746)     (54,964)     (31,263)     (57,891)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (720,578)    (658,218)    (741,142)    (828,314)
   Asset charges (note 3):
      MSP contracts ..............................        (9,531)     (10,665)      (5,271)      (5,855)
      LSFP contracts .............................        (6,190)      (4,779)      (5,208)      (6,108)
                                                     -----------   ----------   ----------   ----------
         Net equity transactions .................    (1,607,586)    (154,560)      51,683     (368,049)
                                                     -----------   ----------   ----------   ----------

Net change in contract owners' equity ............      (807,711)     912,381    3,420,667   (5,077,005)
Contract owners' equity beginning
   of period .....................................    14,009,310   13,096,929   11,617,305   16,694,310
                                                     -----------   ----------   ----------   ----------
Contract owners' equity end of period ............   $13,201,599   14,009,310   15,037,972   11,617,305
                                                     ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................       685,876      691,900    1,030,433    1,073,994
                                                     -----------   ----------   ----------   ----------
   Units purchased ...............................        95,828       85,064      167,469      162,077
   Units redeemed ................................      (174,487)     (91,088)    (172,352)    (205,638)
                                                     -----------   ----------   ----------   ----------
   Ending units ..................................       607,217      685,876    1,025,550    1,030,433
                                                     ===========   ==========   ==========   ==========

                                                             OppGlSec            OppHiIncInt
                                                     -----------------------   --------------
                                                        2003         2002        2003    2002
                                                     ----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) ..................       (1,280)     (61,818)     (475)   --
   Realized gain (loss) on investments ...........   (4,355,424)    (779,589)    2,808    --
   Change in unrealized gain (loss)
      on investments .............................   14,079,632   (6,436,152)   15,287    --
   Reinvested capital gains ......................           --           --        --    --
                                                     ----------   ----------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    9,722,928   (7,277,559)   17,620    --
                                                     ----------   ----------   -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    2,087,217    2,395,521    17,306    --
   Transfers between funds .......................      207,428     (974,214)  301,861    --
   Surrenders (note 6) ...........................   (1,759,910)  (1,670,589)  (13,447)   --
   Death benefits (note 4) .......................      (49,058)    (139,234)       --    --
   Net policy repayments (loans) (note 5) ........      153,062     (107,233)   (5,673)   --
   Deductions for surrender charges (note 2d) ....      (81,346)     (91,862)     (622)   --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................   (1,361,309)  (1,468,689)   (4,579)   --
   Asset charges (note 3):
      MSP contracts ..............................       (9,838)     (11,572)     (256)   --
      LSFP contracts .............................       (7,297)      (7,148)      (40)   --
                                                     ----------   ----------   -------   ---
         Net equity transactions .................     (821,051)  (2,075,020)  294,550    --
                                                     ----------   ----------   -------   ---

Net change in contract owners' equity ............    8,901,877   (9,352,579)  312,170    --
Contract owners' equity beginning
   of period .....................................   23,978,747   33,331,326        --    --
                                                     ----------   ----------   -------   ---
Contract owners' equity end of period ............   32,880,624   23,978,747   312,170    --
                                                     ==========   ==========   =======   ===

CHANGES IN UNITS:
   Beginning units ...............................    1,190,779    1,278,705        --    --
                                                     ----------   ----------   -------   ---
   Units purchased ...............................      148,719      122,958    30,411    --
   Units redeemed ................................     (189,490)    (210,884)   (2,398)   --
                                                     ----------   ----------   -------   ---
   Ending units ..................................    1,150,008    1,190,779    28,013    --
                                                     ==========   ==========   =======   ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           OppMSGrInc          OppMaStSmCpI
                                                     ----------------------   --------------
                                                        2003         2002       2003    2002
                                                     ----------   ---------   -------   ----
Investment activity:
   Net investment income (loss) ..................   $    2,578        (227)     (584)   --
   Realized gain (loss) on investments ...........       81,690    (144,832)    1,581    --
   Change in unrealized gain (loss)
      on investments .............................      214,017     (63,259)   29,320    --
   Reinvested capital gains ......................           --          --        --    --
                                                     ----------   ---------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      298,285    (208,318)   30,317    --
                                                     ----------   ---------   -------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      100,521      86,118    20,279    --
   Transfers between funds .......................      195,608     352,251   365,548    --
   Surrenders (note 6) ...........................      (62,594)    (39,278)   (7,875)   --
   Death benefits (note 4) .......................           --          --        --    --
   Net policy repayments (loans) (note 5) ........      (42,180)         85        80    --
   Deductions for surrender charges (note 2d) ....       (2,893)     (2,160)     (364)   --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (54,542)    (42,091)   (4,132)   --
   Asset charges (note 3):
      MSP contracts ..............................       (1,227)       (841)      (37)   --
      LSFP contracts .............................         (811)       (787)      (53)   --
                                                     ----------   ---------   -------   ---
         Net equity transactions .................      131,882     353,297   373,446    --
                                                     ----------   ---------   -------   ---

Net change in contract owners' equity ............      430,167     144,979   403,763    --
Contract owners' equity beginning
   of period .....................................    1,000,092     855,113        --    --
                                                     ----------   ---------   -------   ---
Contract owners' equity end of period ............   $1,430,259   1,000,092   403,763    --
                                                     ==========   =========   =======   ===

CHANGES IN UNITS:
   Beginning units ...............................      154,096     106,340        --    -
                                                     ----------   ---------   -------   ---
   Units purchased ...............................       46,202      59,843    29,584    -
   Units redeemed ................................      (25,179)    (12,087)     (333)   -
                                                     ----------   ---------   -------   ---
   Ending units ..................................      175,119     154,096    29,251    -
                                                     ==========   =========   =======   ===

                                                            OppMultStr          PUTVTGrIncIB
                                                     -----------------------   -------------
                                                        2003         2002       2003    2002
                                                     ----------   ----------   ------   ----
Investment activity:
   Net investment income (loss) ..................      275,544      377,956      (40)   --
   Realized gain (loss) on investments ...........     (166,820)    (465,799)     (42)   --
   Change in unrealized gain (loss)
      on investments .............................    2,834,011   (1,738,579)   1,560    --
   Reinvested capital gains ......................           --      200,398       --    --
                                                     ----------   ----------   ------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    2,942,735   (1,626,024)   1,478    --
                                                     ----------   ----------   ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    1,155,345    1,233,000      543    --
   Transfers between funds .......................      434,484        6,851   13,190    --
   Surrenders (note 6) ...........................     (532,500)    (881,744)      --    --
   Death benefits (note 4) .......................      (18,039)    (208,239)      --    --
   Net policy repayments (loans) (note 5) ........      (62,595)     (71,305)      --    --
   Deductions for surrender charges (note 2d) ....      (24,613)     (48,485)      --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (737,262)    (720,498)    (257)   --
   Asset charges (note 3):
      MSP contracts ..............................       (8,381)      (8,198)      --    --
      LSFP contracts .............................       (3,405)      (3,122)      --    --
                                                     ----------   ----------   ------   ---
         Net equity transactions .................      203,034     (701,740)  13,476    --
                                                     ----------   ----------   ------   ---

Net change in contract owners' equity ............    3,145,769   (2,327,764)  14,954    --
Contract owners' equity beginning
   of period .....................................   12,259,254   14,587,018       --    --
                                                     ----------   ----------   ------   ---
Contract owners' equity end of period ............   15,405,023   12,259,254   14,954    --
                                                     ==========   ==========   ======   ===

CHANGES IN UNITS:
   Beginning units ...............................      543,407      574,816       --    --
                                                     ----------   ----------   ------   ---
   Units purchased ...............................       76,748       73,564    1,233    --
   Units redeemed ................................      (70,952)    (104,973)     (23)   --
                                                     ----------   ----------   ------   ---
   Ending units ..................................      549,203      543,407    1,210    --
                                                     ==========   ==========   ======   ===

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     PUTVTIntlEqIB     PUTVTVoyIB
                                                     --------------   -------------
                                                       2003    2002    2003    2002
                                                     -------   ----   ------   ----
Investment activity:
   Net investment income (loss) ..................   $  (131)   --       (36)    --
   Realized gain (loss) on investments ...........     2,026    --       114     --
   Change in unrealized gain (loss)
      on investments .............................     5,418    --     1,025     --
   Reinvested capital gains ......................        --    --        --     --
                                                     -------   ---    ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     7,313    --     1,103     --
                                                     -------   ---    ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     1,697    --       727     --
   Transfers between funds .......................    55,373    --    13,491     --
   Surrenders (note 6) ...........................      (845)   --        --     --
   Death benefits (note 4) .......................        --    --        --     --
   Net policy repayments (loans) (note 5) ........        33    --        --     --
   Deductions for surrender charges (note 2d) ....       (39)   --        --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (757)   --      (226)    --
   Asset charges (note 3):
      MSP contracts ..............................        --    --        --     --
      LSFP contracts .............................        --    --        --     --
                                                     -------   ---    ------    ---
         Net equity transactions .................    55,462    --    13,992     --
                                                     -------   ---    ------    ---

Net change in contract owners' equity ............    62,775    --    15,095     --
Contract owners' equity beginning
   of period .....................................        --    --        --     --
                                                     -------   ---    ------    ---
Contract owners' equity end of period ............   $62,775    --    15,095     --
                                                     =======   ===    ======    ===

CHANGES IN UNITS:
   Beginning units ...............................        --     --       --     --
                                                     -------    ---   ------    ---
   Units purchased ...............................     5,067     --    1,300     --
   Units redeemed ................................      (136)    --      (20)    --
                                                     -------    ---   ------    ---
   Ending units ..................................     4,931     --    1,280     --
                                                     =======    ===   ======    ===

                                                           SGVITMdCpGr                StOpp2
                                                     ---------------------   ------------------------
                                                        2003        2002        2003          2002
                                                     ---------   ---------   ----------   -----------
Investment activity:
   Net investment income (loss) ..................     (16,320)     (8,153)    (220,857)     (147,021)
   Realized gain (loss) on investments ...........     314,734    (397,870)  (2,014,228)   (2,167,910)
   Change in unrealized gain (loss)
      on investments .............................     196,161     (56,058)  11,846,663    (9,845,255)
   Reinvested capital gains ......................          --          --           --       644,398
                                                     ---------   ---------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     494,575    (462,081)   9,611,578   (11,515,788)
                                                     ---------   ---------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     269,326     358,592    2,539,077     3,147,871
   Transfers between funds .......................     905,513     485,532   (2,376,920)   (1,938,061)
   Surrenders (note 6) ...........................     (96,786)    (47,786)  (2,584,861)   (1,780,772)
   Death benefits (note 4) .......................    (126,970)    (10,227)     (71,968)      (79,482)
   Net policy repayments (loans) (note 5) ........    (261,405)     (5,425)     165,371      (352,730)
   Deductions for surrender charges (note 2d) ....      (4,474)     (2,628)    (119,477)      (97,921)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     639,976     (61,931)  (1,701,430)   (1,897,429)
   Asset charges (note 3):
      MSP contracts ..............................        (829)       (561)      (6,701)       (8,916)
      LSFP contracts .............................        (803)       (432)      (6,270)       (6,859)
                                                     ---------   ---------   ----------   -----------
         Net equity transactions .................   1,323,548     715,134   (4,163,179)   (3,014,299)
                                                     ---------   ---------   ----------   -----------

Net change in contract owners' equity ............   1,818,123     253,053    5,448,399   (14,530,087)
Contract owners' equity beginning
   of period .....................................   1,178,178     925,125   28,600,889    43,130,976
                                                     ---------   ---------   ----------   -----------
Contract owners' equity end of period ............   2,996,301   1,178,178   34,049,288    28,600,889
                                                     =========   =========   ==========   ===========

CHANGES IN UNITS:
   Beginning units ...............................     335,821     164,872    1,014,316     1,109,407
                                                     ---------   ---------   ----------   -----------
   Units purchased ...............................     418,292     206,561      118,496       116,005
   Units redeemed ................................    (141,096)    (35,612)    (241,119)     (211,096)
                                                     ---------   ---------   ----------   -----------
   Ending units ..................................     613,017     335,821      891,693     1,014,316
                                                     =========   =========   ==========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                             StDisc2                  StIntStk2
                                                     -----------------------   ----------------------
                                                        2003         2002         2003         2002
                                                     ----------   ----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..................   $  (51,688)     (52,203)      21,096      63,769
   Realized gain (loss) on investments ...........      389,397     (262,474)     (57,620)   (794,539)
   Change in unrealized gain (loss)
      on investments .............................    1,778,903     (594,143)      (7,327)    177,975
   Reinvested capital gains ......................           --           --           --          --
                                                     ----------   ----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    2,116,612     (908,820)     (43,851)   (552,795)
                                                     ----------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      611,081      608,903       32,865     300,490
   Transfers between funds .......................     (120,100)     (80,174)  (1,542,823)   (144,364)
   Surrenders (note 6) ...........................     (344,691)    (417,882)     (28,101)   (170,083)
   Death benefits (note 4) .......................      (49,278)     (18,966)        (570)     (7,537)
   Net policy repayments (loans) (note 5) ........       21,455       81,865          445      10,245
   Deductions for surrender charges (note 2d) ....      (15,932)     (22,978)      (1,299)     (9,352)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (343,313)    (346,561)     (16,588)   (115,209)
   Asset charges (note 3):
      MSP contracts ..............................       (1,643)      (1,630)         (75)       (766)
      LSFP contracts .............................         (701)        (621)        (295)     (2,122)
                                                     ----------   ----------   ----------   ---------
         Net equity transactions .................     (243,122)    (198,044)  (1,556,441)   (138,698)
                                                     ----------   ----------   ----------   ---------

Net change in contract owners' equity ............    1,873,490   (1,106,864)  (1,600,292)   (691,493)
Contract owners' equity beginning
   of period .....................................    5,757,577    6,864,441    1,600,292   2,291,785
                                                     ----------   ----------   ----------   ---------
Contract owners' equity end of period ............   $7,631,067    5,757,577           --   1,600,292
                                                     ==========   ==========   ==========   =========

CHANGES IN UNITS:
   Beginning units ...............................      313,582      327,117      285,304     297,754
                                                     ----------   ----------   ----------   ---------
   Units purchased ...............................       44,706       38,978      102,641      50,067
   Units redeemed ................................      (58,229)     (52,513)    (387,945)    (62,517)
                                                     ----------   ----------   ----------   ---------
   Ending units ..................................      300,059      313,582           --     285,304
                                                     ==========   ==========   ==========   =========

                                                         TurnGVITGro             VEWrldBd
                                                     -------------------   ---------------------
                                                       2003       2002        2003        2002
                                                     --------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) ..................     (3,394)    (1,483)     47,832     (26,814)
   Realized gain (loss) on investments ...........    106,095   (118,319)    529,474     493,528
   Change in unrealized gain (loss)
      on investments .............................     99,325    (25,065)    135,636     184,996
   Reinvested capital gains ......................         --         --          --          --
                                                     --------   --------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    202,026   (144,867)    712,942     651,710
                                                     --------   --------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     32,050     26,059     441,801     260,531
   Transfers between funds .......................    437,266    112,664    (331,784)  1,799,806
   Surrenders (note 6) ...........................   (179,355)    (1,211)   (457,882)   (190,817)
   Death benefits (note 4) .......................         --         --      (8,634)     (3,389)
   Net policy repayments (loans) (note 5) ........    (16,437)       104      (8,665)     (6,834)
   Deductions for surrender charges (note 2d) ....     (8,290)       (67)    (21,164)    (10,493)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................    (26,827)    12,255    (256,955)   (142,406)
   Asset charges (note 3):
      MSP contracts ..............................       (220)      (133)     (2,331)     (1,498)
      LSFP contracts .............................       (548)       (12)     (1,849)     (1,111)
                                                     --------   --------   ---------   ---------
         Net equity transactions .................    237,639    149,659    (647,463)  1,703,789
                                                     --------   --------   ---------   ---------

Net change in contract owners' equity ............    439,665      4,792      65,479   2,355,499
Contract owners' equity beginning
   of period .....................................    208,618    203,826   4,601,070   2,245,571
                                                     --------   --------   ---------   ---------
Contract owners' equity end of period ............    648,283    208,618   4,666,549   4,601,070
                                                     ========   ========   =========   =========

CHANGES IN UNITS:
   Beginning units ...............................     96,110     53,240     291,343     170,193
                                                     --------   --------   ---------   ---------
   Units purchased ...............................    127,213     50,752      44,705     147,907
   Units redeemed ................................    (24,354)    (7,882)    (87,714)    (26,757)
                                                     --------   --------   ---------   ---------
   Ending units ..................................    198,969     96,110     248,334     291,343
                                                     ========   ========   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           VEWrldEMkt               VEWrldHAs
                                                     ----------------------   ---------------------
                                                        2003         2002        2003        2002
                                                     ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ..................   $  (23,710)    (23,485)    (12,004)     (3,098)
   Realized gain (loss) on investments ...........      764,615    (383,086)    688,621    (399,785)
   Change in unrealized gain (loss)
      on investments .............................    1,136,659     111,183     856,699     176,398
   Reinvested capital gains ......................           --          --          --          --
                                                     ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    1,877,564    (295,388)  1,533,316    (226,485)
                                                     ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      609,752     704,499     484,564     513,130
   Transfers between funds .......................     (129,198)    622,118    (743,244)  1,395,942
   Surrenders (note 6) ...........................     (426,215)   (564,961)   (263,804)   (230,792)
   Death benefits (note 4) .......................      (17,744)     (5,788)     (2,937)     (7,889)
   Net policy repayments (loans) (note 5) ........      103,055         490     (22,204)    (51,043)
   Deductions for surrender charges (note 2d) ....      (19,700)    (31,066)    (12,193)    (12,691)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (227,107)   (229,103)   (225,207)   (210,529)
   Asset charges (note 3):
      MSP contracts ..............................       (2,156)     (2,796)     (2,233)     (1,932)
      LSFP contracts .............................       (3,500)     (3,167)       (886)       (892)
                                                     ----------   ---------   ---------   ---------
         Net equity transactions .................     (112,813)    490,226    (788,144)  1,393,304
                                                     ----------   ---------   ---------   ---------

Net change in contract owners' equity ............    1,764,751     194,838     745,172   1,166,819
Contract owners' equity beginning
   of period .....................................    3,809,216   3,614,378   4,465,156   3,298,337
                                                     ----------   ---------   ---------   ---------
Contract owners' equity end of period ............   $5,573,967   3,809,216   5,210,328   4,465,156
                                                     ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ...............................      609,125     558,293     345,490     247,470
                                                     ----------   ---------   ---------   ---------
   Units purchased ...............................      151,286     130,293      60,677     136,375
   Units redeemed ................................     (177,633)    (79,461)   (117,467)    (38,355)
                                                     ----------   ---------   ---------   ---------
   Ending units ..................................      582,778     609,125     288,700     345,490
                                                     ==========   =========   =========   =========

                                                        VKoreFI             VKEmMkt
                                                     -------------   ---------------------
                                                      2003    2002      2003        2002
                                                     ------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ..................      (54)    --     (14,792)     85,212
   Realized gain (loss) on investments ...........       80     --     316,470     (10,342)
   Change in unrealized gain (loss)
      on investments .............................      414     --     218,451      14,386
   Reinvested capital gains ......................       --     --          --          --
                                                     ------    ---   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      440     --     520,129      89,256
                                                     ------    ---   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      529     --     344,106     107,703
   Transfers between funds .......................   29,850     --     747,030     186,450
   Surrenders (note 6) ...........................       --     --    (100,572)    (77,281)
   Death benefits (note 4) .......................       --     --          --      (1,815)
   Net policy repayments (loans) (note 5) ........       --     --      10,322     (44,874)
   Deductions for surrender charges (note 2d) ....       --     --      (4,649)     (4,250)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (208)    --    (118,726)    (59,348)
   Asset charges (note 3):
      MSP contracts ..............................       --     --      (1,481)       (924)
      LSFP contracts .............................       --     --      (3,217)     (2,406)
                                                     ------    ---   ---------   ---------
         Net equity transactions .................   30,171     --     872,813     103,255
                                                     ------    ---   ---------   ---------

Net change in contract owners' equity ............   30,611     --   1,392,942     192,511
Contract owners' equity beginning
   of period .....................................       --     --   1,468,419   1,275,908
                                                     ------    ---   ---------   ---------
Contract owners' equity end of period ............   30,611     --   2,861,361   1,468,419
                                                     ======    ===   =========   =========

CHANGES IN UNITS:
   Beginning units ...............................       --     --     123,689     116,821
                                                     ------    ---   ---------   ---------
   Units purchased ...............................    3,028     --      83,477      27,043
   Units redeemed ................................      (21)    --     (16,255)    (20,175)
                                                     ------    ---   ---------   ---------
   Ending units ..................................    3,007     --     190,911     123,689
                                                     ======    ===   =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                              VKUSRealEst
                                                        -----------------------
                                                            2003         2002
                                                        -----------   ---------
Investment activity:
   Net investment income (loss) .....................   $   (81,334)    228,325
   Realized gain (loss) on investments ..............       150,623      66,434
   Change in unrealized gain (loss)
      on investments ................................     3,325,139    (813,789)
   Reinvested capital gains .........................            --     229,276
                                                        -----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .................................     3,394,428    (289,754)
                                                        -----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ......................       963,507     862,806
   Transfers between funds ..........................       313,407   1,889,578
   Surrenders (note 6) ..............................      (669,155)   (978,184)
   Death benefits (note 4) ..........................       (27,635)    (13,953)
   Net policy repayments (loans) (note 5) ...........        25,738     (57,356)
   Deductions for surrender charges (note 2d) .......       (30,929)    (53,788)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .............................      (591,816)   (550,761)
   Asset charges (note 3):
      MSP contracts .................................        (5,098)     (5,293)
      LSFP contracts ................................        (4,899)     (4,505)
                                                        -----------   ---------
         Net equity transactions ....................       (26,880)  1,088,544
                                                        -----------   ---------

Net change in contract owners' equity ...............     3,367,548     798,790
Contract owners' equity beginning
   of period ........................................     9,666,432   8,867,642
                                                        -----------   ---------
Contract owners' equity end of period ...............   $13,033,980   9,666,432
                                                        ===========   =========

CHANGES IN UNITS:
   Beginning units ..................................       469,840     425,269
                                                        -----------   ---------
   Units purchased ..................................        77,792     123,559
   Units redeemed ...................................       (83,771)    (78,988)
                                                        -----------   ---------
   Ending units .....................................       463,861     469,840
                                                        ===========   =========
See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b)  The Contracts

          Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:

               Funds of the AIM Variable Insurance Fund (AIMVIF);
                    AIM VIF - AIM V.I. Capital Appreciation Fund - Series I (AIMCapAp)
                    AIM VIF Basic Value Fund - Series I (AIMBVF)
                    AIM VIF Capital Development Fund - Series I (AIMCDF)
               Alliance Bernstein VPS Small Cap Value Portfolio - Class A (AllSmCpVal)
               Alliance VPS Growth & Income Portfolio - Class A (AllGroInc) Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                    American Century VP Balanced Fund - Class I (ACVPBal) American Century VP Capital Appreciation Fund - Class I (ACVPCapAp)
                    American Century VP Income & Growth Fund - Class I
                    (ACVPIncGr)
                    American Century VP Inflation Protection Fund - Class II (ACVPInfPr)
                    American Century VP International Fund - Class I (ACVPInt) American Century VP Ultra Fund -Class I (ACVPUltra)
                    American Century VP Value Fund - Class I (ACVPVal)
               Comstock GVIT Value Fund - Class I (ComGVITVal)
               Portfolios of the Credit Suisse Trust;
                    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                    Credit Suisse Trust- International Focus Portfolio (CSIntEq) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
               Portfolios of the Dreyfus GVIT;
                    Dreyfus GVIT International Value Fund - Class I (DryIntVal) Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                   *Dreyfus IP - European Equity Portfolio (DryEuroEq)
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
               Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DrySRGro)
               Dreyfus Stock Index Fund (DryStkIx)
               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryDevLeadI)
                    Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
               Portfolios of Federated Insurance Series;
                    Federated American Leaders Fund II - Primary Shares (FedAmLdII)
                    Federated Capital Appreciation Fund II - Primary Shares (FedCpApII)
                    Federated GVIT High Income Bond Fund -Class I (FGVITHiInc) Federated Quality Bond Fund II - Primary Shares (FedQualBd)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

               Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity(R) VIP);
                    Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
                    Fidelity(R) VIP -Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
                    Fidelity(R)VIP -Overseas Portfolio: Initial Class (FidVIPOv)
               Portfolios of the Fidelity(R)Variable Insurance Products (Fidelity(R)VIP II);
                    Fidelity(R) VIP II -Asset Manager Portfolio: Initial Class (FidVIPAM)
                    Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
                    Fidelity(R) VIP II - Investment Grade Bond Portfolio:
                    Service Class (FidVIPInvGrB)
               Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity(R) VIP III);
                    Fidelity(R) VIP III - Growth Opportunities Portfolio:
                    Initial Class (FidVIPGrOp)
                    Fidelity(R) VIP III - Mid Cap Portfolio: Service Class (FidVIPMCap)
                    Fidelity(R) VIP III -Value Strategies Portfolio: Service Class (FidVIPValStS)
               Funds of the Franklin Templeton Variable Insurance Products (Franklin Templeton VIP);
                    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I (FTVIPFRDiv)
                    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I (FTVIPSmCpVal)
                    Franklin Templeton VIPT -Templeton Foreign Securities Fund - Class I (FTVIPFS)
               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT);
                    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin)
                    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
                    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                    Gartmore GVIT ID (Investor Destinations) Aggressive Fund (GVITIDAgg)
                    Gartmore GVIT ID (Investor Destinations) Conservative Fund (GVITIDCon)
                    Gartmore GVIT ID (Investor Destinations) Moderate Fund (GVITIDMod)
                    Gartmore GVIT ID (Investor Destinations) Moderately Aggressive Fund (GVITIDModAgg)
                    Gartmore GVIT ID (Investor Destinations) Moderately Conservative Fund (GVITIDModCon)
                    Gartmore GVIT International Growth Fund -Class I
                    (GVITIntGro)
                    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
                    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Total Return Fund - Class I (GVITTotRt) Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                    Janus AS - Global Technology Portfolio - Service Shares (JanGITech)
                    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
                    Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRsLgCpCr)
               MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
               MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
               MFS VIT - MFS Value Series - Initial Class (MFSVITValIn) Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                    Neuberger Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger Berman AMT - Fasciano Portfolio (NBAMTFas) Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
                    Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                    Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S (NBAMTMCGr)
                    Neuberger Berman AMT - Partners Portfolio (NBAMTPart) Neuberger Berman AMT - Socially Responsive Portfolio (NBAMTSocRe)

               Funds of the Oppenheimer Variable Account Funds;
                    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
                    Oppenheimer Bond Fund/VA- Initial Class (OppBdFd) Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
                    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
                    Oppenheimer High Income Fund/VA- Initial Class (OppHiIncInt) Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class (OppMSGrInc)
                    Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class (OppMaStSmCpI)
                    Oppenheimer Multiple Strategies Fund/VA- Initial Class (OppMultStr)
               Funds of the Putnam Variable Trust (Putnam VT);
                    Putnam VT Growth & Income Fund - IB Shares (PUTVTGrIncIB) Putnam VT International Equity Fund - IB Shares (PUTVTIntlEqIB)
                    Putnam VT Voyager Fund - IB Shares (PUTVTVoyIB)
               Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
               Strong Opportunity Fund II, Inc. (StOpp2)
               Funds of the Strong Variable Insurance Funds, Inc (Strong VIF);
                    Strong VIF - Strong Discovery Fund II (StDisc2)
                    Strong VIF - Strong International Stock Fund II (StIntStk2)
               Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                    Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
               Funds of the Van Kampen Universal Institutional Funds (Van Kampen
               UIF);
                    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A (VKoreFI)
                    Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

          At December 31, 2003, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premiums

          For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. For flexible premium contracts, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

          On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter. The sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium.

          The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

          For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c)  Administrative Charges

          An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

               Contracts issued prior to April 16, 1990:
                  Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

               Contracts issued on or after April 16, 1990:
                  Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
                  Purchase payments totalling $25,000 or more - $50/year

          For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month).

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $1.50 per year per $1,000 for the underwriting component of the increase charge and $0.54 per year per $1,000 for the sales component of the increase charge applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

          For modified single premium contracts, the monthly charge is equal to an annual rate of 0.03% multiplied by the policy's cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.65% of the policy's cash value. The monthly charge is subject to a $10 minimum.

          For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy per year). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 (not to exceed $0.04) per $1,000 basic coverage charge (not less than $10 or more than $40 per policy per year).

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

          For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

          For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% in the ninth year for flexible premium contracts and after the ninth year for multiple payment contracts. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

          For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

          For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  Asset Charges

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of 0.95% during the first ten policy years, and 0.50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of 0.80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For modified single premium contracts (MSP), the Company deducts an annual rate of 0.90% charged against the cash value of the contracts in the variable account. This charge is assessed monthly against each contract by liquidating units.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

For last survivor flexible premium contracts (LSFP), the Company deducts an annual rate of 0.80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of 0.50% if the cash value of the contract is greater than $25,000 and is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to 0.30%.

The following table provides mortality and expense risk charges taken daily from the unit value calculation by contract type for the period ended December 31, 2003.

                                            Total     AIMCapAp   AIMBVF   AIMCDF   AllSmCpVal
                                         ----------   --------   ------   ------   ----------
Single Premium contracts issued
   prior to April 16, 1990 ...........   $    5,805       --        --       --         --
Single Premium contracts issued
   on or after April 16, 1990 ........      940,273       --        --       --         --
Multiple Payment and Flexible
   Premium contracts .................    4,951,585      235       350      105        305
                                         ----------      ---       ---      ---        ---
      Total ..........................   $5,897,663      235       350      105        305
                                         ==========      ===       ===      ===        ===

                                         AllGroInc   ACVPBal   ACVPCapAp   ACVPIncGr   ACVPInfPr
                                         ---------   -------   ---------   ---------   ---------
Single Premium contracts issued
   prior to April 16, 1990 ...........     $ --           --        337          --        --
Single Premium contracts issued
   on or after April 16, 1990 ........       --        8,622     16,345       2,474        --
Multiple Payment and Flexible
   Premium contracts .................      424       30,601     75,662      20,097       282
                                           ----       ------     ------      ------       ---
      Total ..........................     $424       39,223     92,344      22,571       282
                                           ====       ======     ======      ======       ===

                                         ACVPInt   ACVPUltra   ACVPVal   ComGVITVal   CSGPVen
                                         -------   ---------   -------   ----------   -------
Single Premium contracts issued
   prior to April 16, 1990 ...........   $     1        --          --        --          --
Single Premium contracts issued
   on or after April 16, 1990 ........     9,440       161      20,762        --         857
Multiple Payment and Flexible
   Premium contracts .................    65,952     1,922      63,144       344       4,620
                                         -------     -----      ------       ---       -----
      Total ..........................   $75,393     2,083      83,906       344       5,477
                                         =======     =====      ======       ===       =====

                                         CSIntEq   CSSmCapGr   DryIntVal   DryMidCapIx   DrySmCapIxS
                                         -------   ---------   ---------   -----------   -----------
Single Premium contracts issued
   prior to April 16, 1990 ...........   $    --         88        --              1           --
Single Premium contracts issued
   on or after April 16, 1990 ........     5,051      8,740        --          7,914        1,301
Multiple Payment and Flexible
   Premium contracts .................    32,389     80,704       311         29,132        1,922
                                         -------     ------       ---         ------        -----
      Total ..........................   $37,440     89,532       311         37,047        3,223
                                         =======     ======       ===         ======        =====

                                         DrySRGro   DryStkIx   DryVIFApp   DryDevLeadI   DryVIFGrInc
                                         --------   --------   ---------   -----------   -----------
Single Premium contracts issued
   prior to April 16, 1990 ...........    $    --        124         --         --              --
Single Premium contracts issued
   on or after April 16, 1990 ........      2,880     49,314     10,464         --           2,233
Multiple Payment and Flexible
   Premium contracts .................     64,385    441,716     33,174        221          12,413
                                          -------    -------     ------        ---          ------
      Total ..........................    $67,265    491,154     43,638        221          14,646
                                          =======    =======     ======        ===          ======

                                         FedAmLdII   FedCpApII   FGVITHiInc   FedQualBd   FidVIPEI
                                         ---------   ---------   ----------   ---------   --------
Single Premium contracts issued
   prior to April 16, 1990 ...........     $--           --           --            --         558
Single Premium contracts issued
   on or after April 16, 1990 ........      --           --           --         1,979      96,177
Multiple Payment and Flexible
   Premium contracts .................      11           12          394        11,580     392,840
                                           ---          ---          ---        ------     -------
      Total ..........................     $11           12          394        13,559     489,575
                                           ===          ===          ===        ======     =======

                                         FidVIPGr   FidVIPHI   FidVIPOv   FidVIPAM   FidVIPCon
                                         --------   --------   --------   --------   ---------
Single Premium contracts issued
   prior to April 16, 1990 ...........   $    631        411        221        158          --
Single Premium contracts issued
   on or after April 16, 1990 ........     90,837     41,517     20,969     53,351      50,271
Multiple Payment and Flexible
   Premium contracts .................    554,824    135,683     85,638    140,447     306,058
                                         --------    -------    -------    -------     -------
      Total ..........................   $646,292    177,611    106,828    193,956     356,329
                                         ========    =======    =======    =======     =======

                                         FidVIPInvGrB   FidVIPGrOp   FidVIPMCap   FidVIPValStS   FTVIPFRDiv
                                         ------------   ----------   ----------   ------------   ----------
Single Premium contracts issued
   prior to April 16, 1990 ...........       $ --             50           --           145            --
Single Premium contracts issued
   on or after April 16, 1990 ........         --          1,777           --         2,935            --
Multiple Payment and Flexible
   Premium contracts .................        467         23,238        1,105         4,619         1,402
                                             ----         ------        -----         -----         -----
      Total ..........................       $467         25,065        1,105         7,699         1,402
                                             ====         ======        =====         =====         =====

                                         FTVIPSmCpVal   FTVIPFS   GVITEmMrkts   GVITGlFin   GVITGlHlth
                                         ------------   -------   -----------   ---------   ----------
Single Premium contracts issued
   prior to April 16, 1990 ...........       $ --          --           89           --           --
Single Premium contracts issued
   on or after April 16, 1990 ........         --          --        1,348          486        4,276
Multiple Payment and Flexible
   Premium contracts .................        357         726        3,377          941        1,694
                                             ----         ---        -----        -----        -----
      Total ..........................       $357         726        4,814        1,427        5,970
                                             ====         ===        =====        =====        =====

                                         GVITGlTech   GVITGlUtl   GVITGvtBd   GVITGrowth   GVITIDAgg
                                         ----------   ---------   ---------   ----------   ---------
Single Premium contracts issued
   prior to April 16, 1990 ...........     $  229         --           180           --         --
Single Premium contracts issued
   on or after April 16, 1990 ........      1,079        590        53,444        4,854         --
Multiple Payment and Flexible
   Premium contracts .................      4,387        330       106,097      105,839      2,234
                                           ------        ---       -------      -------      -----
      Total ..........................     $5,695        920       159,721      110,693      2,234
                                           ======        ===       =======      =======      =====

                                         GVITIDCon    GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITIntGro
                                         ---------    ---------   ------------   ------------   ----------
Single Premium contracts issued
   prior to April 16, 1990 ...........     $   --           --           --             --           --
Single Premium contracts issued
   on or after April 16, 1990 ........         71        1,124           --            133          157
Multiple Payment and Flexible
   Premium contracts .................      2,713        9,272        9,434          3,241          281
                                           ------       ------        -----          -----          ---
      Total ..........................     $2,784       10,396        9,434          3,374          438
                                           ======       ======        =====          =====          ===

                                         GVITMyMkt   GVITLead   GVITSmCapGr   GVITSmCapVal   GVITSmComp
                                         ---------   --------   -----------   ------------   ----------
Single Premium contracts issued
   prior to April 16, 1990 ...........    $    597       --            1            118             81
Single Premium contracts issued
   on or after April 16, 1990 ........     103,598      105        1,477         18,519         10,549
Multiple Payment and Flexible
   Premium contracts .................     211,026      565        8,514         59,935        151,924
                                          --------      ---        -----         ------        -------
      Total ..........................    $315,221      670        9,992         78,572        162,554
                                          ========      ===        =====         ======        =======

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                         GVITTotRt   GVITUSGro   JanBal   JanCapAp   JanGITech
                                         ---------   ---------   ------   --------   ---------
Single Premium contracts issued
   prior to April 16, 1990 ...........    $     93        --       --          --         --
Single Premium contracts issued
   on or after April 16, 1990 ........      25,102     1,158       --         907      1,300
Multiple Payment and Flexible
   Premium contracts .................     467,599     2,936       41      16,146      6,886
                                          --------     -----      ---      ------      -----
      Total ..........................    $492,794     4,094       41      17,053      8,186
                                          ========     =====      ===      ======      =====

                                         JanIntGro   JanRsLgCpCr   MGVITMultiSec   MFSVITInvGrwI   MFSVITValIn
                                         ---------   -----------   -------------   -------------   -----------
Single Premium contracts issued
   prior to April 16, 1990 ...........    $    --         --               --           --             --
Single Premium contracts issued
   on or after April 16, 1990 ........      3,561         --            1,957           --             --
Multiple Payment and Flexible
   Premium contracts .................      8,329         14            8,939           68             74
                                          -------        ---           ------          ---            ---
      Total ..........................    $11,890         14           10,896           68             74
                                          =======        ===           ======          ===            ===

                                         NBAMTBal   NBAMTFas   NBAMTGro   NBAMTGuard   NBAMTLMat
                                         --------   --------   --------   ----------   ---------
Single Premium contracts issued
   prior to April 16, 1990 ...........     $ --        --           319       --            171
Single Premium contracts issued
   on or after April 16, 1990 ........       --        --        15,912      856         17,619
Multiple Payment and Flexible
   Premium contracts .................      425        42        97,016   11,222         32,370
                                           ----       ---       -------   ------         ------
      Total ..........................     $425        42       113,247   12,078         50,160
                                           ====       ===       =======   ======         ======

                                         NBAMTMCGr   NBAMTPart   NBAMTSocRe   OppAggGro   OppBdFd
                                         ---------   ---------   ----------   ---------   -------
Single Premium contracts issued
   prior to April 16, 1990 ...........      $ --          --          --            --         --
Single Premium contracts issued
   on or after April 16, 1990 ........        --       10,519         --         1,226     16,597
Multiple Payment and Flexible
   Premium contracts .................       601      115,144        106        10,660     84,141
                                            ----      -------        ---        ------    -------
      Total ..........................      $601      125,663        106        11,886    100,738
                                            ====      =======        ===        ======    =======

                                         OppCapAp   OppGlSec   OppHiIncInt   OppMSGrInc   OppMaStSmCpI
                                         --------   --------   -----------   ----------   ------------
Single Premium contracts issued
   prior to April 16, 1990 ...........    $    94         --        --             --           --
Single Premium contracts issued
   on or after April 16, 1990 ........     13,835     20,632        --          1,470           --
Multiple Payment and Flexible
   Premium contracts .................     83,609    180,513       475          7,000          584
                                          -------    -------       ---          -----          ---
      Total ..........................    $97,538    201,145       475          8,470          584
                                          =======    =======       ===          =====          ===

                                         OppMultStr   PUTVTGrIncIB   PUTVTIntlEqIB   PUTVTVoyIB   SGVITMdCpGr
                                         ----------   ------------   -------------   ----------   -----------
Single Premium contracts issued
   prior to April 16, 1990 ...........    $     --          --             --            --              --
Single Premium contracts issued
   on or after April 16, 1990 ........      20,608          --             --            --           1,618
Multiple Payment and Flexible
   Premium contracts .................      82,782          40            131            36          14,702
                                          --------         ---            ---           ---          ------
      Total ..........................    $103,390          40            131            36          16,320
                                          ========         ===            ===           ===          ======

                                          StOpp2    StDisc2   StIntStk2   TurnGVITGro   VEWrldBd
                                         --------   -------   ---------   -----------   --------
Single Premium contracts issued
   prior to April 16, 1990 ...........   $     75        --        --          138          482
Single Premium contracts issued
   on or after April 16, 1990 ........     30,569     6,480       279          775       10,116
Multiple Payment and Flexible
   Premium contracts .................    212,981    45,208     1,271        2,481       28,377
                                         --------    ------     -----        -----       ------
      Total ..........................   $243,625    51,688     1,550        3,394       38,975
                                         ========    ======     =====        =====       ======

                                         VEWrldEMkt   VEWrldHAs   VKoreFI   VKEmMkt   VKUSRealEst
                                         ----------   ---------   -------   -------   -----------
Single Premium contracts issued
   prior to April 16, 1990 ...........     $   127          39       --         205          42
Single Premium contracts issued
   on or after April 16, 1990 ........       2,736       9,144       --       2,990      14,126
Multiple Payment and Flexible
   Premium contracts .................      25,465      22,739       54      11,597      67,166
                                           -------      ------      ---      ------      ------
      Total ..........................     $28,328      31,922       54      14,792      81,334
                                           =======      ======      ===      ======      ======

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the periods ended December 31, 2003 and 2002, total loan repayments and exchanges to the Account from the fixed account were $28,008,881 and $23,397,486, respectively, and total loans and exchanges from the Account to the fixed account were $28,642,868 and $42,106,553, respectively. (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2003.

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Modified Single Premium contracts and Last Survivor Flexible  Premium contracts

        AIM VIF - AIM V.I. Capital Appreciation Fund - Series I
           2003 ..........................     0.00%         78   $12.393708     $      967        0.00%        23.94% 5/1/03

        AIM VIF Basic Value Fund - Series I
           2003 ..........................     0.00%      1,146    13.067831         14,976        0.11%        30.68% 5/1/03

        AIM VIF Capital Development Fund - Series I
           2003 ..........................     0.00%        286    13.009212          3,721        0.00%        30.09% 5/1/03

        Alliance Bernstein VPS Small Cap Value Portfolio - Class A
           2003 ..........................     0.00%      3,645    13.796395         50,288        0.02%        37.96% 5/1/03

        Alliance VPS Growth & Income Portfolio - Class A
           2003 ..........................     0.00%     10,465    12.441750        130,203        0.00%        24.42% 5/1/03

        American Century VP Balanced Fund - Class I
           2003 ..........................     0.00%     39,618    16.364159        648,315        2.53%        19.46%
           2002 ..........................     0.00%     41,666    13.698528        570,763        2.63%        -9.56%
           2001 ..........................     0.00%     46,974    15.146118        711,474        2.81%        -3.54%
           2000 ..........................     0.00%     46,479    15.701900        729,809        2.45%        -2.65%
           1999 ..........................     0.00%     47,439    16.129489        765,167        1.78%        10.06%

        American Century VP Capital Appreciation Fund - Class I
           2003 ..........................     0.00%     78,088    10.573426        825,658        0.00%        20.47%
           2002 ..........................     0.00%     84,319     8.776539        740,029        0.00%       -21.20%
           2001 ..........................     0.00%    113,954    11.137742      1,269,190        0.00%       -28.07%
           2000 ..........................     0.00%    136,380    15.483078      2,111,582        0.00%         9.03%
           1999 ..........................     0.00%     67,671    14.200282        960,947        0.00%        64.52%

        American Century VP Income & Growth Fund - Class I
           2003 ..........................     0.00%     57,191    11.011963        629,785        1.30%        29.35%
           2002 ..........................     0.00%     52,727     8.513147        448,873        1.10%       -19.37%
           2001 ..........................     0.00%     53,217    10.558315        561,882        0.81%        -8.35%
           2000 ..........................     0.00%     51,494    11.520561        593,240        0.55%       -10.62%
           1999 ..........................     0.00%     90,023    12.888778      1,160,286        0.02%        18.02%

        American Century VP Inflation Protection Fund - Class II
           2003 ..........................     0.00%        739    10.324182          7,630        1.88%         3.24% 4/30/03

        American Century VP International Fund - Class I
           2003 ..........................     0.00%     93,653    14.542846      1,361,981        0.75%        24.51%
           2002 ..........................     0.00%    108,743    11.680067      1,270,126        0.79%       -20.37%
           2001 ..........................     0.00%    111,542    14.668200      1,636,120        0.09%       -29.17%
           2000 ..........................     0.00%    143,626    20.710054      2,974,502        0.14%       -16.83%
           1999 .........................      0.00%    120,278    24.899615      2,994,876        0.00%        64.04%

        American Century VP Ultra Fund - Class I
           2003 ..........................     0.00%      8,464    10.039885         84,978        0.00%        24.90%
           2002 ..........................     0.00%      2,062     8.038471         16,575        0.46%       -19.62% 5/1/02

        American Century VP Value Fund - Class I
           2003 ..........................     0.00%     94,777    19.965823      1,892,301        1.09%        28.96%
           2002 ..........................     0.00%    105,282    15.482416      1,630,020        0.90%       -12.62%
           2001 ..........................     0.00%     98,909    17.718442      1,752,513        0.95%        12.82%
           2000 ..........................     0.00%     53,790    15.704757        844,759        0.73%        18.14%
           1999 ..........................     0.00%     42,323    13.293167        562,607        0.93%        -0.85%

        Comstock GVIT Value Fund - Class I
           2003 ..........................     0.00%         75    12.672281            950        1.52%        26.72% 5/1/03


                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2003 ..........................     0.00%     11,132   $11.285456     $   125,630       0.00%        47.66%
           2002 ..........................     0.00%     11,260     7.643060          86,061       0.00%       -34.16%
           2001 ..........................     0.00%     12,080    11.607891         140,223       0.00%       -28.63%
           2000 ..........................     0.00%     19,402    16.265390         315,581       0.00%       -18.94%
           1999 ..........................     0.00%     14,680    20.065541         294,562       0.00%        63.50%

        Credit Suisse Trust - International Focus Portfolio
           2003 ..........................     0.00%    111,879     9.637324       1,078,214       0.49%        33.09%
           2002 ..........................     0.00%    115,124     7.241185         833,634       0.00%       -19.90%
           2001 ..........................     0.00%    120,573     9.040640       1,090,057       0.00%       -22.27%
           2000 ..........................     0.00%    119,996    11.631433       1,395,725       0.45%       -25.90%
           1999 ..........................     0.00%    142,042    15.696053       2,229,499       0.93%        53.43%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2003 ..........................     0.00%    136,928    12.647723       1,731,827       0.00%        48.55%
           2002 ..........................     0.00%    132,124     8.514305       1,124,944       0.00%       -33.69%
           2001 ..........................     0.00%    185,522    12.840185       2,382,137       0.00%       -16.01%
           2000 ..........................     0.00%    212,377    15.287247       3,246,660       0.00%       -18.11%
           1999 ..........................     0.00%    154,684    18.668523       2,887,722       0.00%        69.08%

        Dreyfus GVIT International Value Fund - Class I
           2003 ..........................     0.00%      3,602    13.838062          49,845       0.00%        38.38% 5/1/03

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2003 ..........................     0.00%     87,632    11.837744       1,037,365       0.49%        34.65%
           2002 ..........................     0.00%     57,522     8.791459         505,702       0.42%       -15.30%
           2001 ..........................     0.00%     37,983    10.379883         394,259       0.54%        -1.30%
           2000 ..........................     0.00%     15,903    10.517026         167,252       0.56%         5.17% 5/1/00

        Dreyfus IP - European Equity Portfolio
           2001 ..........................     0.00%        133     6.722485             894       0.84%       -28.13%
           2000 ..........................     0.00%      2,553     9.353456          23,879       0.42%        -9.65%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2003 ..........................     0.00%     38,496    10.574853         407,090       0.33%        37.78%
           2002 ..........................     0.00%      4,411     7.675242          33,855       0.27%       -23.25% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
           2003 ..........................     0.00%     50,706    14.903772         755,711       0.11%        26.00%
           2002 ..........................     0.00%     57,964    11.828136         685,606       0.21%       -28.94%
           2001 ..........................     0.00%     72,096    16.646416       1,200,140       0.06%       -22.57%
           2000 ..........................     0.00%     87,987    21.499776       1,891,701       0.81%       -11.03%
           1999 ..........................     0.00%     72,077    24.166067       1,741,818       0.02%        30.08%

        Dreyfus Stock Index Fund
           2003 ..........................     0.00%    632,333    18.706070      11,828,465       1.51%        28.36%
           2002 ..........................     0.00%    584,757    14.572787       8,521,539       1.31%       -22.36%
           2001 ..........................     0.00%    599,693    18.770165      11,256,337       1.06%       -12.18%
           2000 ..........................     0.00%    591,538    21.373424      12,643,192       0.96%        -9.28%
           1999 ..........................     0.00%    619,532    23.560156      14,596,271       1.11%        20.60%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2003 ..........................     0.00%     77,680    13.532029       1,051,168       1.40%        21.17%
           2002 ..........................     0.00%     76,442    11.167894         853,696       1.14%       -16.71%
           2001 ..........................     0.00%     81,387    13.409044       1,091,322       0.84%        -9.31%
           2000 ..........................     0.00%     68,662    14.785375       1,015,193       0.63%        -0.65%
           1999 ..........................     0.00%     54,118    14.882433         805,408       0.70%        11.46%

        Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
           2003 ..........................     0.00%      4,756    12.900917          61,357       0.08%        29.01% 5/1/03

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2003 ..........................     0.00%     36,562    12.991038         474,978       0.84%        26.57%
           2002 ..........................     0.00%     42,290    10.263905         434,061       0.60%       -25.33%
           2001 ..........................     0.00%     42,969    13.745232         590,619       0.50%        -5.85%
           2000 ..........................     0.00%     50,580    14.598583         738,396       0.61%        -3.78%
           1999 ..........................     0.00%     42,510    15.172345         644,976       0.65%        16.88%

        Federated GVIT High Income Bond Fund - Class I
           2003 ..........................     0.00%      5,828    11.119017          64,802       9.25%        11.19% 5/1/03

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
        Federated Quality Bond Fund II - Primary Shares
           2003 ..........................     0.00%     11,878   $11.283621     $   134,027        3.93%        4.65%
           2002 ..........................     0.00%     11,620    10.782678         125,295        0.00%        7.83% 5/1/02

        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2003 ..........................     0.00%    409,083    18.300351       7,486,362        1.80%       30.33%
           2002 ..........................     0.00%    407,426    14.041601       5,720,913        1.77%      -16.95%
           2001 ..........................     0.00%    431,008    16.906669       7,286,910        1.70%       -4.96%
           2000 ..........................     0.00%    410,082    17.788146       7,294,598        1.65%        8.42%
           1999 ..........................     0.00%    442,948    16.406894       7,267,401        1.45%        6.33%

        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2003 ..........................     0.00%    393,063    16.832769       6,616,339        0.27%       32.85%
           2002 ..........................     0.00%    408,322    12.670716       5,173,732        0.25%      -30.10%
           2001 ..........................     0.00%    464,650    18.128151       8,423,245        0.08%      -17.65%
           2000 ..........................     0.00%    494,090    22.013206      10,876,505        0.12%      -10.98%
           1999 ..........................     0.00%    462,592    24.728511      11,439,211        0.15%       37.44%

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2003 ..........................     0.00%    277,638    11.879372       3,298,165        5.94%       27.26%
           2002 ..........................     0.00%    277,242     9.334381       2,587,882        9.29%        3.44%
           2001 ..........................     0.00%    268,872     9.023656       2,426,208       13.67%      -11.73%
           2000 ..........................     0.00%    251,453    10.222956       2,570,593        7.66%      -22.47%
           1999 ..........................     0.00%    301,341    13.186454       3,973,619        9.63%        8.15%

        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2003 ..........................     0.00%    104,335    13.948630       1,455,330        0.83%       43.37%
           2002 ..........................     0.00%    100,989     9.729244         982,547        0.83%      -20.28%
           2001 ..........................     0.00%    100,976    12.204145       1,232,326        5.37%      -21.17%
           2000 ..........................     0.00%    109,074    15.480896       1,688,563        1.56%      -19.11%
           1999 ..........................     0.00%    121,065    19.137888       2,316,928        1.25%       42.63%

        Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
           2003 ..........................     0.00%     78,858    16.863587       1,329,829        3.62%       17.97%
           2002 ..........................     0.00%     87,642    14.294216       1,252,774        3.98%       -8.73%
           2001 ..........................     0.00%     97,209    15.661062       1,522,396        4.21%       -4.09%
           2000 ..........................     0.00%     97,054    16.328861       1,584,781        3.30%       -3.93%
           1999 ..........................     0.00%     98,987    16.996678       1,682,450        3.18%       11.09%

        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2003 ..........................     0.00%    271,532    21.523942       5,844,439        0.46%       28.46%
           2002 ..........................     0.00%    278,231    16.754926       4,661,740        0.85%       -9.35%
           2001 ..........................     0.00%    310,919    18.482808       5,746,656        0.78%      -12.24%
           2000 ..........................     0.00%    339,730    21.061590       7,155,254        0.36%       -6.62%
           1999 ..........................     0.00%    334,798    22.555449       7,551,519        0.43%       24.25%

        Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
           2003 ..........................     0.00%        998    10.217718          10,197        0.00%        2.18% 5/1/03

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class

           2003 ..........................     0.00%     60,543    10.295709         623,333        0.74%       29.87%
           2002 ..........................     0.00%     51,868     7.927585         411,188        1.07%      -21.84%
           2001 ..........................     0.00%     59,212    10.143319         600,606        0.38%      -14.42%
           2000 ..........................     0.00%     67,837    11.852480         804,037        1.30%      -17.07%
           1999 ..........................     0.00%     67,209    14.291602         960,524        0.94%        4.27%

        Fidelity(R) VIP III - Mid Cap Portfolio: Service Class
           2003 ..........................     0.00%      9,873    14.085331         139,064        0.00%       40.85% 5/1/03

        Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
           2003 ..........................     0.00%     26,162    11.849148         309,997        0.00%       57.79%
           2002 ..........................     0.00%        843     7.509507           6,331        0.00%      -24.90% 5/1/02

        Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
           2003 ..........................     0.00%     15,727    12.306508         193,544        0.20%       23.07% 5/1/03

        Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
           2003 ..........................     0.00%      2,401    13.357313          32,071        0.12%       33.57% 5/1/03

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income      Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
        Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class I
           2003 ..........................     0.00%      4,015   $13.269107     $   53,275        0.79%        32.69% 5/1/03
        Gartmore GVIT Emerging Markets Fund - Class I
           2003 ..........................     0.00%     19,194    11.573140        222,135        0.66%        65.26%
           2002 ..........................     0.00%      7,501     7.002885         52,529        0.17%       -15.23%
           2001 ..........................     0.00%     27,272     8.260926        225,292        0.52%        -5.18%
        Gartmore GVIT Global Financial Services Fund - Class I
           2003 ..........................     0.00%      1,548    12.255125         18,971        0.88%        41.45%
           2002 ..........................     0.00%        289     8.663891          2,504        0.08%       -13.36% 5/1/02
        Gartmore GVIT Global Health Sciences Fund - Class I
           2003 ..........................     0.00%      7,254    11.400451         82,699        0.00%        36.69%
           2002 ..........................     0.00%      1,753     8.340128         14,620        0.00%       -16.60% 5/1/02
        Gartmore GVIT Global Technology and Communications Fund - Class I
           2003 ..........................     0.00%     27,880     3.061527         85,355        0.00%        55.23%
           2002 ..........................     0.00%     11,606     1.972253         22,890        0.59%       -42.78%
           2001 ..........................     0.00%      2,536     3.446837          8,741        0.00%       -42.72%
           2000 ..........................     0.00%      2,596     6.017639         15,622        0.00%       -39.82% 10/2/00
        Gartmore GVIT Global Utilities Fund - Class I
           2003 ..........................     0.00%      3,190    10.772327         34,364        0.70%        24.05%
           2002 ..........................     0.00%        250     8.683837          2,171        0.54%       -13.16% 5/1/02
        Gartmore GVIT Government Bond Fund - Class I
           2003 ..........................     0.00%    141,781    17.018937      2,412,962        3.14%         2.00%
           2002 ..........................     0.00%    215,754    16.685161      3,599,890        4.42%        10.98%
           2001 ..........................     0.00%    192,314    15.033937      2,891,237        5.12%         7.25%
           2000 ..........................     0.00%    147,694    14.017108      2,070,243        5.25%        12.54%
           1999 ..........................     0.00%    146,891    12.455412      1,829,588        5.74%        -2.35%
        Gartmore GVIT Growth Fund - Class I
           2003 ..........................     0.00%    161,969    10.571536      1,712,261        0.02%        32.74%
           2002 ..........................     0.00%    160,573     7.964177      1,278,832        0.00%       -28.72%
           2001 ..........................     0.00%    169,484    11.173143      1,893,669        0.00%       -28.13%
           2000 ..........................     0.00%    202,780    15.547089      3,152,639        0.18%       -26.53%
           1999 ..........................     0.00%    234,699    21.161942      4,966,687        0.66%         4.28%
        Gartmore GVIT ID Aggressive Fund
           2003 ..........................     0.00%         86    10.986753            945        1.41%        31.87%
        Gartmore GVIT ID Conservative Fund
           2003 ..........................     0.00%      4,630    10.845040         50,213        2.37%         7.91%
           2002 ..........................     0.00%     10,505    10.050418        105,580        2.80%         0.50% 1/25/02
        Gartmore GVIT ID Moderate Fund
           2003 ..........................     0.00%     26,164    10.972970        287,097        2.06%        20.05%
           2002 ..........................     0.00%     14,854     9.140249        135,769        1.72%        -8.60% 1/25/02
        Gartmore GVIT ID Moderately Aggressive Fund
           2003 ..........................     0.00%     10,934    11.002361        120,300        1.54%        26.64%
           2002 ..........................     0.00%     14,728     8.687687        127,952        1.55%       -13.12% 1/25/02
        Gartmore GVIT ID Moderately Conservative Fund
           2003 ..........................     0.00%     21,041    10.963279        230,678        2.34%        13.70%
           2002 ..........................     0.00%      9,155     9.642427         88,276        2.35%        -3.58% 1/25/02
        Gartmore GVIT International Growth Fund - Class I
           2003 ..........................     0.00%      2,327     6.793220         15,808        0.00%        35.62%
        Gartmore GVIT Money Market Fund - Class I
           2003 ..........................     0.00%    426,388    13.438171      5,729,875        0.63%         0.63%
           2002 ..........................     0.00%    611,041    13.354620      8,160,220        1.26%         1.21%
           2001 ..........................     0.00%    752,971    13.194770      9,935,279        3.57%         3.60%
           2000 ..........................     0.00%    690,357    12.735851      8,792,284        5.53%         6.03%
           1999 ..........................     0.00%    710,620    12.011954      8,535,935        5.04%         4.85%
        Gartmore GVIT Nationwide(R)Leaders Fund - Class I
           2003 ..........................     0.00%        680    10.598061          7,207        0.19%        25.38%
           2002 ..........................     0.00%        837     8.452459          7,075        1.18%       -15.48% 5/1/02

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
        Gartmore GVIT Small Cap Growth Fund - Class I
           2003 ..........................     0.00%     29,802   $ 6.484322     $  193,246        0.00%        34.27%
           2002 ..........................     0.00%     39,937     4.829491        192,875        0.00%       -33.29%
           2001 ..........................     0.00%     28,981     7.239237        209,800        0.00%       -10.84%
           2000 ..........................     0.00%      5,428     8.119138         44,071        0.00%       -18.81% 5/1/00
        Gartmore GVIT Small Cap Value Fund - Class I
           2003 ..........................     0.00%    144,123    17.924637      2,583,352        0.00%        56.85%
           2002 ..........................     0.00%    156,777    11.427654      1,791,593        0.01%       -27.16%
           2001 ..........................     0.00%    145,093    15.689204      2,276,394        0.03%        28.28%
           2000 ..........................     0.00%     92,343    12.230652      1,129,415        0.00%        11.20%
           1999 ..........................     0.00%     86,677    10.998838        953,346        0.00%        27.84%
        Gartmore GVIT Small Company Fund - Class I
           2003 ..........................     0.00%    163,826    21.279390      3,486,117        0.00%        41.01%
           2002 ..........................     0.00%    161,607    15.090443      2,438,721        0.00%       -17.33%
           2001 ..........................     0.00%    171,105    18.253468      3,123,260        0.10%        -6.70%
           2000 ..........................     0.00%    232,635    19.565011      4,551,506        0.03%         8.90%
           1999 ..........................     0.00%    210,131    17.966399      3,775,297        0.00%        44.02%
        Gartmore GVIT Total Return Fund - Class I
           2003 ..........................     0.00%    320,276    17.013568      5,449,038        0.56%        27.51%
           2002 ..........................     0.00%    343,472    13.342709      4,582,847        0.85%       -17.35%
           2001 ..........................     0.00%    370,050    16.144226      5,974,171        0.74%       -11.82%
           2000 ..........................     0.00%    383,717    18.308017      7,025,097        0.63%        -2.12%
           1999 ..........................     0.00%    408,867    18.704720      7,647,743        0.65%         6.94%
        Gartmore GVIT U.S.Growth Leaders Fund - Class I
           2003 ..........................     0.00%      4,436    12.515174         55,517        0.00%        52.14%
           2002 ..........................     0.00%      1,992     8.226323         16,387        0.00%       -17.74% 5/1/02
        Janus AS - Capital Appreciation Portfolio - Service Shares
           2003 ..........................     0.00%     57,199     6.268750        358,566        0.25%        20.23%
           2002 ..........................     0.00%     58,881     5.213836        306,996        0.30%       -15.93%
           2001 ..........................     0.00%     62,604     6.201616        388,246        0.91%       -21.83%
           2000 ..........................     0.00%     54,056     7.933369        428,846        1.33%       -30.82% 5/1/00
        Janus AS - Global Technology Portfolio - Service Shares
           2003 ..........................     0.00%     63,964     3.676479        235,162        0.00%       46.47%
           2002 ..........................     0.00%     54,722     2.510001        137,352        0.00%       -40.93%
           2001 ..........................     0.00%     58,616     4.249300        249,077        0.56%       -37.31%
           2000 ..........................     0.00%     51,067     6.778794        346,173        1.21%       -20.67% 5/1/00
        Janus AS - International Growth Portfolio - Service Shares
           2003 ..........................     0.00%     43,445     6.081514        264,211        0.99%        34.53%
           2002 ..........................     0.00%     43,393     4.520472        196,157        0.67%       -25.76%
           2001 ..........................     0.00%     37,721     6.088787        229,675        0.70%       -23.43%
           2000 ..........................     0.00%     28,662     7.951801        227,915        6.25%       -20.48% 5/1/00
        MAS GVIT Multi Sector Bond Fund - Class I
           2003 ..........................     0.00%     18,184    13.140266        238,943        5.47%        12.12%
           2002 ..........................     0.00%     12,174    11.720231        142,682        4.53%         7.21%
           2001 ..........................     0.00%      2,363    10.932334         25,833        8.29%         4.19%
           2000 ..........................     0.00%      3,146    10.492823         33,010        8.52%         4.93% 5/1/00
        MFS VIT - MFS Value Series - Initial Class
           2003 ..........................     0.00%        255    12.367820          3,154        0.00%        23.68% 5/1/03
        Neuberger Berman AMT - Growth Portfolio
           2003 ..........................     0.00%     92,061    12.310867      1,133,351        0.00%        31.40%
           2002 ..........................     0.00%     91,607     9.369018        858,268        0.00%       -31.16%
           2001 ..........................     0.00%    194,831    13.610476      2,651,743        0.00%       -30.36%
           2000 ..........................     0.00%    165,377    19.543829      3,232,100        0.00%       -11.66%
           1999 ..........................     0.00%    101,415    22.122463      2,243,550        0.00%        50.40%


                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Guardian Portfolio
           2003 ..........................     0.00%     33,326   $10.389042     $  346,225        0.84%        31.76%
           2002 ..........................     0.00%     40,952     7.884759        322,897        0.80%       -26.45%
           2001 ..........................     0.00%     42,795    10.719948        458,760        0.47%        -1.51%
           2000 ..........................     0.00%     31,192    10.883981        339,493        0.59%         1.13%
           1999 ..........................     0.00%     28,718    10.762335        309,073        0.29%        14.93%
        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2003 ..........................     0.00%     68,260    14.847857      1,013,515        4.41%         2.42%
           2002 ..........................     0.00%     78,261    14.496454      1,134,507        4.91%         5.34%
           2001 ..........................     0.00%     53,267    13.761786        733,049        5.78%         8.78%
           2000 ..........................     0.00%     48,744    12.650873        616,654        6.96%         6.78%
           1999 ..........................     0.00%     73,941    11.847132        875,989        5.57%         1.48%
        Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S
           2003 ..........................     0.00%      2,927    12.322580         36,068        0.00%        23.23% 5/1/03
        Neuberger Berman AMT - Partners Portfolio
           2003 ..........................     0.00%    212,651    16.900050      3,593,813        0.00%        35.09%
           2002 ..........................     0.00%    211,641    12.510433      2,647,721        0.53%       -24.14%
           2001 ..........................     0.00%    214,234    16.491924      3,533,131        0.38%        -2.83%
           2000 ..........................     0.00%    218,683    16.971642      3,711,410        0.79%         0.07%
           1999 ..........................     0.00%    229,651    16.853460      3,870,414        1.20%         7.37%
        Neuberger Berman AMT - Socially Responsive Portfolio
           2003 ..........................     0.00%         42    12.374746            520        0.00%        23.75% 5/1/03
        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2003 ..........................     0.00%     27,076     4.877042        132,051        0.00%        25.59%
           2002 ..........................     0.00%     11,406     3.883303         44,293        0.65%       -27.79%
           2001 ..........................     0.00%     27,049     5.377832        145,465        0.87%       -31.27%
           2000 ..........................     0.00%     29,380     7.824211        229,875        0.00%       -21.76% 5/1/00
        Oppenheimer Bond Fund/VA - Initial Class
           2003 ..........................     0.00%    113,252    16.292834      1,845,196        5.67%         6.78%
           2002 ..........................     0.00%    126,813    15.258399      1,934,963        7.25%         9.08%
           2001 ..........................     0.00%    120,742    13.988352      1,688,982        7.04%         7.79%
           2000 ..........................     0.00%    108,962    12.977817      1,414,089        7.66%         6.10%
           1999 ..........................     0.00%    101,438    12.232154      1,240,805        4.68%        -1.52%
        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2003 ..........................     0.00%     98,014    15.394717      1,508,898        0.38%        30.94%
           2002 ..........................     0.00%     90,095    11.756809      1,059,230        0.64%       -26.86%
           2001 ..........................     0.00%    116,791    16.074008      1,877,299        0.64%       -12.58%
           2000 ..........................     0.00%    115,080    18.386180      2,115,882        0.12%        -0.23%
           1999 ..........................     0.00%     83,414    18.428739      1,537,215        0.17%        41.66%
        Oppenheimer Global Securities Fund/VA - Initial Class
           2003 ..........................     0.00%    103,002    24.690704      2,543,192        0.76%        43.02%
           2002 ..........................     0.00%    106,692    17.263833      1,841,913        0.56%       -22.13%
           2001 ..........................     0.00%    111,537    22.171331      2,472,924        0.69%       -12.04%
           2000 ..........................     0.00%    119,169    25.205074      3,003,663        0.27%         5.09%
           1999 ..........................     0.00%     94,622    23.984739      2,269,484        0.92%        58.48%
        Oppenheimer High Income Fund/VA - Initial Class
           2003 ..........................     0.00%      6,913    11.181817         77,300        0.00%        11.82% 5/1/03
        Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
           2003 ..........................     0.00%     34,417     8.370485        288,087        0.90%        26.72%
           2002 ..........................     0.00%     30,456     6.605587        201,180        0.65%       -18.80%
           2001 ..........................     0.00%     21,240     8.134641        172,780        0.41%       -10.16%
           2000 ..........................     0.00%     10,745     9.054521         97,291        0.00%        -9.45% 5/1/00
        Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
           2003 ..........................     0.00%      2,855    13.869971         39,599        0.00%        38.70% 5/1/03
        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2003 ..........................     0.00%     80,959    18.621945      1,507,614        2.82%        24.96%
           2002 ..........................     0.00%     82,462    14.902681      1,228,905        3.60%       -10.40%
           2001 ..........................     0.00%     84,920    16.632670      1,412,446        3.96%         2.22%
           2000 ..........................     0.00%     82,390    16.271709      1,340,626        4.57%         6.44%
           1999 ..........................     0.00%     80,822    15.287602      1,235,575        3.30%        11.80%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
        Putnam VT Voyager Fund - IB Shares
           2003 ..........................     0.00%        42   $11.853879     $      498         0.00%       18.54% 5/1/03

        Strong GVIT Mid Cap Growth Fund - Class I
           2003 ..........................     0.00%    85,532     5.014057        428,862         0.00%       40.13%
           2002 ..........................     0.00%    49,103     3.578034        175,692         0.00%      -37.01%
           2001 ..........................     0.00%    15,083     5.680754         85,683         0.00%      -30.31%
           2000 ..........................     0.00%    15,341     8.151094        125,046         0.00%      -18.49% 5/1/00

        Strong Opportunity Fund II, Inc.
           2003 ..........................     0.00%    93,627    21.294252      1,993,717         0.07%       37.01%
           2002 ..........................     0.00%    98,264    15.542573      1,527,275         0.38%      -26.82%
           2001 ..........................     0.00%   103,859    21.238327      2,205,791         0.59%       -3.70%
           2000 ..........................     0.00%    96,471    22.004768      2,122,822         0.00%        6.60%
           1999 ..........................     0.00%    85,543    20.690172      1,769,899         0.00%       34.91%

        Strong VIF - Strong Discovery Fund II
           2003 ..........................     0.00%    18,929    16.542813        313,139         0.00%       39.43%
           2002 ..........................     0.00%    20,094    11.864827        238,412         0.00%      -12.02%
           2001 ..........................     0.00%    22,035    13.485135        297,145         0.72%        4.08%
           2000 ..........................     0.00%    25,155    12.955970        325,907         0.00%        4.39%
           1999 ..........................     0.00%    19,763    12.410693        245,273         0.00%        5.09%

        Strong VIF - Strong International Stock Fund II
           2002 ..........................     0.00%    57,275     5.361165        307,061         4.04%      -26.54%
           2001 ..........................     0.00%    55,640     7.298468        406,087         0.00%      -22.14%
           2000 ..........................     0.00%    51,648     9.373600        484,128         0.00%      -39.52%
           1999 ..........................     0.00%    91,170    15.499580      1,413,097         0.17%       87.20%

        Turner GVIT Growth Focus Fund - Class I
           2003 ..........................     0.00%    35,452     3.336873        118,299         0.00%       50.96%
           2002 ..........................     0.00%     5,450     2.210411         12,047         0.00%      -42.86%

        Van Eck WIT - Worldwide Bond Fund
           2003 ..........................     0.00%    23,556    15.553340        366,374         1.75%       18.16%
           2002 ..........................     0.00%    39,706    13.162611        522,635         0.00%       21.66%
           2001 ..........................     0.00%    15,977    10.819530        172,864         4.39%       -5.10%
           2000 ..........................     0.00%    15,146    11.400381        172,670         4.90%        1.87%
           1999 ..........................     0.00%    16,613    11.191476        185,924         4.31%       -7.82%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2003 ..........................     0.00%    79,411    10.046593        797,810         0.11%       54.19%
           2002 ..........................     0.00%    99,351     6.515847        647,356         0.20%       -2.90%
           2001 ..........................     0.00%    79,757     6.710492        535,209         0.00%       -1.81%
           2000 ..........................     0.00%    91,301     6.834145        623,964         0.00%      -41.87%
           1999 ..........................     0.00%   175,122    11.755719      2,058,685         0.00%      100.28%

        Van Eck WIT - Worldwide Hard Assets Fund
           2003 ..........................     0.00%    43,115    11.615034        500,782         0.48%       45.08%
           2002 ..........................     0.00%    40,828     8.006062        326,871         0.68%       -2.83%
           2001 ..........................     0.00%    32,526     8.239575        268,000         1.21%      -10.44%
           2000 ..........................     0.00%    35,253     9.200485        324,345         1.12%       11.40%
           1999 ..........................     0.00%    38,783     8.258894        320,305         1.47%       21.00%

        Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
           2003 ..........................     0.00%        49    10.233765            501         0.00%        2.34% 5/1/03

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2003 ..........................     0.00%    41,844    15.664315        655,458         0.00%       27.86%
           2002 ..........................     0.00%    36,681    12.250737        449,369         6.91%        9.22%
           2001 ..........................     0.00%    33,534    11.216363        376,130         9.40%       10.10%
           2000 ..........................     0.00%    33,493    10.187412        341,207        12.32%       11.39%
           1999 ..........................     0.00%    25,999     9.146001        237,787        16.19%       29.37%

                                             Contract                                          Investment
                                              Expense               Unit         Contract        Income       Total
                                               Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ------   ----------   --------------   ----------   ---------
        Van Kampen UIF - U.S. Real Estate Portfolio
           2003 ..........................     0.00%    54,506   $27.220749     $1,483,694        0.00%      37.51%
           2002 ..........................     0.00%    52,407    19.795314      1,037,413        3.29%      -0.79%
           2001 ..........................     0.00%    58,299    19.952330      1,163,201        3.98%       9.84%
           2000 ..........................     0.00%    57,529    18.164582      1,044,990        8.22%      28.06%
           1999 ..........................     0.00%    53,125    14.184757        753,565        6.87%      -3.37%

     Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter)
        AIM VIF Capital Development Fund - Series I
           2003 ..........................     0.50%     1,364    12.965885         17,685        0.00%      29.66% 5/1/03

        Alliance VPS Growth & Income Portfolio - Class A
           2003 ..........................     0.50%     1,081    12.400313         13,405        0.00%      24.00% 5/1/03

        American Century VP Balanced Fund - Class I
           2003 ..........................     0.50%    10,265    20.907285        214,613        2.53%      18.86%
           2002 ..........................     0.50%     2,665    17.589248         46,875        2.63%     -10.01%

        American Century VP Capital Appreciation Fund - Class I
           2003 ..........................     0.50%    31,820    26.787231        852,370        0.00%      19.87%
           2002 ..........................     0.50%    13,972    22.346236        312,222        0.00%     -21.59%
           2001 ..........................     0.50%     2,922    28.500613         83,279        0.00%     -28.43%
           2000 ..........................     0.50%     7,428    39.820221        295,785        0.00%       8.49%
           1999 ..........................     0.50%     6,108    36.406768        222,373        0.00%      63.70%

        American Century VP Income & Growth Fund - Class I
           2003 ..........................     0.50%    14,230    10.704192        152,321        1.30%      28.71%
           2002 ..........................     0.50%     7,837     8.316655         65,178        1.10%     -19.77%

        American Century VP International Fund - Class I
           2003 ..........................     0.50%    27,774    15.360020        426,609        0.75%      23.89%
           2002 ..........................     0.50%     5,091    12.398163         63,119        0.79%     -20.77%
           2000 ..........................     0.50%     2,453    22.205291         54,470        0.14%     -17.24%
           1999 ..........................     0.50%     2,459    26.614141         65,444        0.00%      63.23%

        American Century VP Ultra Fund - Class I
           2003 ..........................     0.50%     2,408     9.956460         23,975        0.00%      24.28%

        American Century VP Value Fund - Class I
           2003 ..........................     0.50%    31,176    19.171791        597,700        1.09%      28.32%
           2002 ..........................     0.50%    13,026    14.941112        194,623        0.90%     -13.06%
           2000 ..........................     0.50%       118    15.308543          1,806        0.73%      17.56%

        Comstock GVIT Value Fund - Class I
           2003 ..........................     0.50%       570    12.630064          7,199        1.52%      26.30% 5/1/03

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2003 ..........................     0.50%     6,096    10.836336         66,058        0.00%      46.92%
           2002 ..........................     0.50%     1,728     7.375606         12,745        0.00%     -34.49%
           2000 ..........................     0.50%     4,740    15.854894         75,152        0.00%     -19.34%

        Credit Suisse Trust - International Focus Portfolio
           2003 ..........................     0.50%    14,533    10.839093        157,525        0.49%      32.43%
           2002 ..........................     0.50%     2,769     8.184926         22,664        0.00%     -20.30%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2003 ..........................     0.50%    27,210    17.364452        472,487        0.00%      47.81%
           2002 ..........................     0.50%     6,039    11.748025         70,946        0.00%     -34.02%

        Dreyfus GVIT International Value Fund - Class I
           2003 ..........................     0.50%     4,952    13.791985         68,298        0.00%      37.92% 5/1/03

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2003 ..........................     0.50%    19,389    11.622612        225,351        0.49%      33.98%
           2002 ..........................     0.50%     7,249     8.674888         62,884        0.42%     -15.73%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2003 ..........................     0.50%     6,160    10.487006         64,600        0.33%      37.09%
           2002 ..........................     0.50%     4,866     7.649570         37,223        0.27%     -23.50% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2003 ..........................     0.50%     7,832    22.067029        172,829        0.11%      25.38%
           2002 ..........................     0.50%       876    17.600806         15,418        0.21%     -29.30%
           1999 ..........................     0.50%     1,699    36.209915         61,521        0.02%      29.43%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Dreyfus Stock Index Fund
        2003 .............................     0.50%    108,026   $26.123506     $2,822,018        1.51%       27.72%
        2002 .............................     0.50%     26,741    20.453144        546,938        1.31%      -22.75%
        2001 .............................     0.50%      1,122    26.476528         29,707        1.06%      -12.62%
        2000 .............................     0.50%      6,384    30.300792        193,440        0.96%       -9.73%
        1999 .............................     0.50%     16,208    33.296352        539,667        1.11%       20.00%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 .............................     0.50%     15,431    13.062720        201,571        1.40%       20.57%
        2002 .............................     0.50%      7,627    10.834553         82,635        1.14%      -17.13%
        1999 .............................     0.50%        868    14.538186         12,619        0.70%       10.90%

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
        2003 .............................     0.50%        840    12.857964         10,801        0.08%       28.58% 5/1/03

     Dreyfus VIF - Growth and Income Portfolio - Initial Shares
        2003 .............................     0.50%      6,368    12.474297         79,436        0.84%       25.94%

     Federated Quality Bond Fund II - Primary Shares
        2003 .............................     0.50%      4,444    11.189906         49,728        3.93%        4.12%

     Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
        2003 .............................     0.50%     86,371    48.630667      4,200,279        1.80%       29.68%
        2002 .............................     0.50%     25,078    37.500399        940,435        1.77%      -17.36%
        2001 .............................     0.50%      3,200    45.378727        145,212        1.70%       -5.43%
        2000 .............................     0.50%      5,076    47.985530        243,575        1.65%        7.88%
        1999 .............................     0.50%      5,082    44.120448        224,220        1.45%        5.80%

     Fidelity(R) VIP - Growth Portfolio: Initial Class
        2003 .............................     0.50%    105,480    53.205281      5,612,093        0.27%       32.19%
        2002 .............................     0.50%     39,628    40.250246      1,595,037        0.25%      -30.45%
        2001 .............................     0.50%      3,370    57.875878        195,042        0.08%      -18.06%
        2000 .............................     0.50%      4,686    70.634432        330,993        0.12%      -11.42%
        1999 .............................     0.50%      3,009    79.099308        238,010        0.15%       36.75%

     Fidelity(R) VIP - High Income Portfolio: Initial Class
        2003 .............................     0.50%     55,652    25.802029      1,435,935        5.94%       26.63%
        2002 .............................     0.50%      2,722    20.375870         55,463        9.29%        2.93%
        2001 .............................     0.50%      1,784    19.796324         35,317       13.67%      -12.17%
        2000 .............................     0.50%      1,862    22.540543         41,970        7.66%      -22.86%
        1999 .............................     0.50%      2,115    28.983767         61,301        9.63%        7.62%

     Fidelity(R) VIP - Overseas Portfolio: Initial Class
        2003 .............................     0.50%     58,985    24.680530      1,455,781        0.83%       42.65%
        2002 .............................     0.50%     16,114    17.300971        278,788        0.83%      -20.68%
        2001 .............................     0.50%      2,274    21.810922         49,598        5.37%      -21.56%
        2000 .............................     0.50%      2,500    27.806776         69,517        1.56%      -19.51%
        1999 .............................     0.50%      4,084    34.268141        139,951        1.25%       41.92%

     Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
        2003 .............................     0.50%     84,282    30.161112      2,542,039        3.62%       17.39%
        2002 .............................     0.50%      7,255    25.693764        186,408        3.98%       -9.18%
        2001 .............................     0.50%      1,169    28.291882         33,073        4.21%       -4.57%
        2000 .............................     0.50%      1,178    29.647039         34,924        3.30%       -4.41%
        1999 .............................     0.50%      1,185    30.762893         36,454        3.18%       10.54%

     Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
        2003 .............................     0.50%    101,752    24.487594      2,491,662        0.46%       27.82%
        2002 .............................     0.50%     11,284    19.157346        216,171        0.85%       -9.80%
        1999 .............................     0.50%        677    25.968332         17,581        0.43%       23.63%

     Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
        2003 .............................     0.50%      9,748    10.183621         99,270        0.00%        1.84% 5/1/03

     Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
        2003 .............................     0.50%     20,500     9.938499        203,739        0.74%       29.23%
        2002 .............................     0.50%      3,061     7.690844         23,542        1.07%      -22.23%
        2001 .............................     0.50%      1,210     9.889817         11,967        0.38%      -14.85%
        2000 .............................     0.50%      1,231    11.614608         14,298        1.30%      -17.48%
        1999 .............................     0.50%      1,477    13.960952         20,620        0.94%        3.75%

                                             Contract                                           Investment
                                             Expense                 Unit         Contract        Income       Total
                                              Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Fidelity(R) VIP III - Mid Cap Portfolio: Service Class
        2003 .............................     0.50%      2,295   $14.038431     $   32,218        0.00%        40.38% 5/1/03

     Fidelity(R) VIP III -Value Strategies Portfolio: Service Class
        2003 .............................     0.50%     15,781    11.750739        185,438        0.00%        57.00%

     Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
        2003 .............................     0.50%     11,618    12.265513        142,501        0.20%        22.66% 5/1/03

     Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
        2003 .............................     0.50%      2,305    13.312843         30,686        0.12%        33.13% 5/1/03

     Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class I
        2003 .............................     0.50%      2,090    13.224912         27,640        0.79%        32.25% 5/1/03

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 .............................     0.50%     17,288    11.386650        196,852        0.66%        64.44%

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 .............................     0.50%        629    12.153349          7,644        0.88%        40.75%

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 .............................     0.50%      3,699    11.305727         41,820        0.00%        36.01%

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 .............................     0.50%     44,144     3.012098        132,966        0.00%        54.46%
        2002 .............................     0.50%      2,129     1.950112          4,152        0.59%       -43.07%

     Gartmore GVIT Government Bond Fund - Class I
        2003 .............................     0.50%     20,794    30.370279        631,520        3.14%         1.49%
        2002 .............................     0.50%     10,251    29.923916        306,750        4.42%        10.43%
        2001 .............................     0.50%      1,291    27.097613         34,983        5.12%         6.72%
        2000 .............................     0.50%      1,707    25.392104         43,344        5.25%        11.98%
        1999 .............................     0.50%      1,747    22.492327         39,294        5.74%        -2.83%

     Gartmore GVIT Growth Fund - Class I
        2003 .............................     0.50%     13,689    15.988156        218,862        0.02%        32.08%
        2002 .............................     0.50%     10,305    12.105122        124,743        0.00%       -29.08%
        1999 .............................     0.50%      1,979    32.388538         64,097        0.66%         3.76%

     Gartmore GVIT ID Conservative Fund
        2003 .............................     0.50%      1,037    10.740821         11,138        2.37%         7.37%

     Gartmore GVIT ID Moderate Fund
        2003 .............................     0.50%     16,518    10.867503        179,509        2.06%        19.45%

     Gartmore GVIT Money Market Fund - Class I
        2003 .............................     0.50%    103,301    18.569650      1,918,271        0.63%         0.12%
        2002 .............................     0.50%     12,207    18.546928        226,402        1.26%         0.71%
        2001 .............................     0.50%      7,295    18.417013        134,352        3.57%         3.08%
        2000 .............................     0.50%     12,856    17.866283        229,689        5.53%         5.50%
        1999 .............................     0.50%     16,350    16.794246        274,586        5.04%         4.32%

     Gartmore GVIT Nationwide (R) Leaders Fund - Class I
        2003 .............................     0.50%        588    10.510022          6,180        0.19%        24.76%

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 .............................     0.50%     10,334     6.366359         65,790        0.00%        33.60%

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 .............................     0.50%     31,504    17.423619        548,914        0.00%        56.07%
        2002 .............................     0.50%      4,939    11.163801         55,138        0.01%       -27.53%
        2001 .............................     0.50%     16,203    15.403979        249,591        0.03%        27.63%
        2000 .............................     0.50%      5,781    12.068870         69,770        0.00%        10.65%
        1999 .............................     0.50%      2,201    10.825871         23,828        0.00%        27.20%

     Gartmore GVIT Small Company Fund - Class I
        2003 .............................     0.50%     45,264    26.974404      1,220,969        0.00%        40.31%
        2002 .............................     0.50%     13,072    19.224829        251,307        0.00%       -17.74%
        2001 .............................     0.50%        749    23.371178         17,505        0.10%        -7.17%
        2000 .............................     0.50%        762    25.176901         19,185        0.03%         8.36%
        1999 .............................     0.50%        913    23.047417         21,042        0.00%        43.30%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ------   -----------   --------------   ----------   ---------
     Gartmore GVIT Total Return Fund - Class I
        2003 .............................     0.50%    19,074    $38.145818      $727,593         0.56%        26.88%
        2002 .............................     0.50%     3,981     30.065207       119,690         0.85%       -17.77%
        2001 .............................     0.50%     1,162     36.560512        42,483         0.74%       -12.26%
        2000 .............................     0.50%     1,319     41.669957        54,963         0.63%        -2.61%
        1999 .............................     0.50%     4,738     42.439374       201,078         0.65%         6.41%

     Gartmore GVIT U.S. Growth Leaders Fund - Class I
        2003 .............................     0.50%     8,655     12.411260       107,419         0.00%        51.38%

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 .............................     0.50%     7,149      6.154757        44,000         0.25%        19.63%
        2002 .............................     0.50%    12,685      5.144661        65,260         0.30%       -16.35%

     Janus AS - Global Technology Portfolio - Service Shares
        2003 .............................     0.50%     8,256      3.609555        29,800         0.00%        45.74%
        2002 .............................     0.50%     3,149      2.476639         7,799         0.00%       -41.23%

     Janus AS - International Growth Portfolio - Service Shares
        2003 .............................     0.50%     7,242      5.970919        43,241         0.99%        33.86%
        2002 .............................     0.50%    12,584      4.460490        56,131         0.67%       -26.13%

     MAS GVIT Multi Sector Bond Fund - Class I
        2003 .............................     0.50%     2,912     12.901625        37,570         5.47%        11.56%
        2002 .............................     0.50%       360     11.565028         4,163         4.53%         6.67%
        2000 .............................     0.50%       259     10.458203         2,709         8.52%         4.58% 5/1/00

     MFS VIT - MFS Investors Growth Stock Series - Initial Class
        2003 .............................     0.50%     1,131     11.559230        13,073         0.00%        15.59% 5/1/03

     Neuberger Berman AMT - Balanced Portfolio
        2003 ............................      0.50%       387      9.728263         3,765         1.91%        15.70%

     Neuberger Berman AMT - Growth Portfolio
        2003 .............................     0.50%    24,292     29.754395       722,794         0.00%        30.75%
        2002 .............................     0.50%     5,671     22.757505       129,058         0.00%       -31.51%
        2001 .............................     0.50%     3,126     33.226236       103,865         0.00%       -30.71%
        2000 .............................     0.50%     3,192     47.952407       153,064         0.00%       -12.09%
        1999 .............................     0.50%     3,041     54.109841       164,548         0.00%        49.65%

     Neuberger Berman AMT - Guardian Portfolio
        2003 .............................     0.50%    12,247     10.098680       123,679         0.84%        31.10%
        2002 .............................     0.50%       870      7.702769         6,701         0.80%       -26.82%
        1999 .............................     0.50%       561     10.593122         5,943         0.29%        14.36%

     Neuberger Berman AMT - Limited Maturity Bond Portfolio
        2003 .............................     0.50%    20,267     22.367675       453,326         4.41%         1.91%
        2002 .............................     0.50%     4,156     21.947749        91,215         4.91%         4.81%
        2001 .............................     0.50%     2,817     20.939856        58,988         5.78%         8.24%
        2000 .............................     0.50%     6,082     19.346478       117,665         6.96%         6.25%
        1999 .............................     0.50%     5,986     18.060558       108,111         5.57%         0.97%

     Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S
        2003 .............................     0.50%     1,669     12.281545        20,498         0.00%        22.82% 5/1/03

     Neuberger Berman AMT - Partners Portfolio
        2003 .............................     0.50%    15,209     24.617984       374,415         0.00%        34.41%
        2002 .............................     0.50%     7,065     18.314930       129,395         0.53%       -24.52%
        2000 .............................     0.50%        72     25.096849         1,807         0.69%         0.20%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 .............................     0.50%    15,822      4.788336        75,761         0.00%        24.96%
        2002 .............................     0.50%     2,385      3.831748         9,139         0.65%       -28.15%

     Oppenheimer Bond Fund/VA- Initial Class
        2003 .............................     0.50%    32,391     24.998938       809,741         5.67%         6.25%
        2002 .............................     0.50%       379     23.529109         8,918         7.25%         8.54%
        2001 .............................     0.50%        47     21.678723         1,019         7.04%         7.25%
        2000 .............................     0.50%        51     20.213946         1,031         7.66%         5.57%

                                             Contract                                          Investment
                                              Expense                Unit       Contract         Income       Total
                                              Rate*      Units   Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ------   ----------   --------------   ----------   ---------
     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003 .............................     0.50%    43,463   $14.860580     $  645,885         0.38%       30.29%
        2002 .............................     0.50%     9,164    11.405697        104,522         0.64%      -27.22%
        2001 .............................     0.50%     8,487    15.672302        133,011         0.64%      -13.02%
        2000 .............................     0.50%     6,917    18.017261        124,625         0.12%       -0.73%

     Oppenheimer Global Securities Fund/VA - Initial Class                         984,291         0.76%       42.31%
        2003 .............................     0.50%    33,503    29.379176         91,250         0.56%      -22.52%
        2002 .............................     0.50%     4,420    20.644823         64,484         0.27%        4.57%
        2000 .............................     0.50%     2,118    30.445645

     Oppenheimer High Income Fund/VA- Initial Class                                 95,208         0.00%       11.45% 5/1/03
        2003 .............................     0.50%     8,543    11.144531

     Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
        2003 .............................     0.50%    10,060     8.218350         82,677         0.90%       26.09%
        2002 .............................     0.50%     3,493     6.518000         22,767         0.65%      -19.20%

     Oppenheimer Multiple Strategies Fund/VA - Initial Class                                                   24.33%
        2003 .............................     0.50%    23,053    31.171669        718,600         2.82%      -10.85%
        2002 .............................     0.50%     9,549    25.070852        239,402         3.60%

     Strong GVIT Mid Cap Growth Fund - Class I
        2003 .............................     0.50%    74,157     4.922829        365,062         0.00%       39.44%

     Strong Opportunity Fund II, Inc.
        2003 .............................     0.50%    38,309    40.699472      1,559,156         0.07%       36.32%
        2002 .............................     0.50%    10,474    29.855056        312,702         0.38%      -27.18%
        2001 .............................     0.50%     3,831    41.000669        157,074         0.59%       -4.19%
        2000 .............................     0.50%       447    42.694690         19,085         0.00%        6.07%
        1999 .............................     0.50%       450    40.018322         18,008         0.00%       34.23%

     Strong VIF - Strong Discovery Fund II
        2003 .............................     0.50%    18,256    26.361651        481,258         0.00%       38.73%
        2002 .............................     0.50%     2,071    19.001713         39,353         0.00%      -12.45%

     Strong VIF - Strong International Stock Fund II
        2002 .............................     0.50%       392     5.758212          2,257         4.04%      -26.91%

     Turner GVIT Growth Focus Fund - Class I
        2003 .............................     0.50%    17,823     3.283013         58,513         0.00%       50.21%

     Van Eck WIT - Worldwide Bond Fund
        2003 .............................     0.50%    19,995    20.854897        416,994         1.75%       17.57%
        2002 .............................     0.50%     4,159    17.737696         73,771         0.00%       21.05%
        2001 .............................     0.50%     1,086    14.653212         15,913         4.39%       -5.57%
        2000 .............................     0.50%     1,105    15.517699         17,147         4.90%        1.36%
        1999 .............................     0.50%     1,325    15.185599         20,121         4.31%       -8.28%

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 .............................     0.50%    60,208     9.646671        580,807         0.11%       53.42%
        2002 .............................     0.50%    32,774     6.287778        206,076         0.20%       -3.39%
        2000 .............................     0.50%       407     6.661531          2,711         0.00%      -42.15%
        1999 .............................     0.50%     6,267    11.423096         71,589         0.00%       99.29%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 .............................     0.50%    19,105    16.655601        318,205         0.48%       44.36%
        2002 .............................     0.50%     7,750    11.537923         89,419         0.68%       -3.32%
        2001 .............................     0.50%         4    11.933986             48         1.21%      -10.89%
        2000 .............................     0.50%         5    13.393001             67         1.12%       10.85%
        1999 .............................     0.50%        10    11.984540            120         1.47%       20.40%

     Van Kampen UIF - Emerging Markets Debt Portfolio
        2003 .............................     0.50%     7,714    15.120856        116,642         0.00%       27.23%
        2002 .............................     0.50%     2,372    11.884934         28,191         6.91%        8.68%
        2001 .............................     0.50%     1,244    10.935992         13,604         9.40%        9.55%
        2000 .............................     0.50%     1,265     9.982829         12,628        12.32%       10.83%
        1999 .............................     0.50%     1,518     8.934183         13,562        16.19%       28.73%

     Van Kampen UIF - U.S. Real Estate Portfolio
        2003 .............................     0.50%    28,086    28.701013        806,097         0.00%       36.83%
        2002 .............................     0.50%    10,521    20.976263        220,691         3.29%       -1.28%
        2000 .............................     0.50%     3,074    19.442286         59,766         8.22%       27.42%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Multiple Payment contracts and Flexible Premium contracts

        AIM VIF - AIM V.I. Capital Appreciation Fund - Series I
           2003 ..........................     0.80%      5,333   $12.327742     $    65,744       0.00%        23.28% 5/1/03

        AIM VIF Basic Value Fund - Series I
           2003 ..........................     0.80%     14,499    12.998258         188,462       0.11%        29.98% 5/1/03

        AIM VIF Capital Development Fund - Series I
           2003 ..........................     0.80%      3,166    12.939952          40,968       0.00%        29.40% 5/1/03

        Alliance Bernstein VPS Small Cap Value Portfolio - Class A
           2003 ..........................     0.80%     11,736    13.722986         161,053       0.02%        37.23% 5/1/03

        Alliance VPS Growth & Income Portfolio - Class A
           2003 ..........................     0.80%     22,041    12.375515         272,769       0.00%        23.76% 5/1/03

        American Century VP Balanced Fund - Class I
           2003 ..........................     0.80%    195,164    20.727117       4,045,187       2.53%        18.51%
           2002 ..........................     0.80%    196,895    17.490037       3,443,701       2.63%       -10.28%
           2001 ..........................     0.80%    201,384    19.493759       3,925,731       2.81%        -4.31%
           2000 ..........................     0.80%    204,099    20.372425       4,157,992       2.45%        -3.42%
           1999 ..........................     0.80%    222,611    21.094348       4,695,834       1.78%         9.18%

        American Century VP Capital Appreciation Fund - Class I
           2003 ..........................     0.80%    592,724    16.804738       9,960,572       0.00%        19.51%
           2002 ..........................     0.80%    657,612    14.060797       9,246,549       0.00%       -21.83%
           2001 ..........................     0.80%    735,263    17.987270      13,225,374       0.00%       -28.64%
           2000 ..........................     0.80%    819,897    25.207415      20,667,484       0.00%         8.17%
           1999 ..........................     0.80%    643,372    23.303640      14,992,909       0.00%        63.21%

        American Century VP Income & Growth Fund - Class I
           2003 ..........................     0.80%    259,996    10.523680       2,736,115       1.30%        28.32%
           2002 ..........................     0.80%    289,017     8.200926       2,370,207       1.10%       -20.01%
           2001 ..........................     0.80%    322,604    10.252927       3,307,635       0.81%        -9.09%
           2000 ..........................     0.80%    303,622    11.277817       3,424,193       0.55%       -11.32%
           1999 ..........................     0.80%    235,223    12.717991       2,991,564       0.02%        17.08%

        American Century VP Inflation Protection Fund - Class II
           2003 ..........................     0.80%      6,574    10.268669          67,506       1.88%         2.69% 4/30/03

        American Century VP International Fund - Class I
           2003 ..........................     0.80%    587,899    15.176915       8,922,493       0.75%        23.52%
           2002 ..........................     0.80%    679,193    12.287143       8,345,342       0.79%       -21.01%
           2001 ..........................     0.80%    733,730    15.554724      11,412,968       0.09%       -29.74%
           2000 ..........................     0.80%    754,646    22.139513      16,707,495       0.14%       -17.49%
           1999 ..........................     0.80%    649,836    26.831062      17,435,790       0.00%        62.74%

        American Century VP Ultra Fund - Class I
           2003 ..........................     0.80%     34,345     9.906750         340,247       0.00%        23.90%
           2002 ..........................     0.80%      7,959     7.995504          63,636       0.46%       -20.04% 5/1/02

        American Century VP Value Fund - Class I
           2003 ..........................     0.80%    461,113    18.875362       8,703,675       1.09%        27.93%
           2002 ..........................     0.80%    522,332    14.754246       7,706,615       0.90%       -13.32%
           2001 ..........................     0.80%    499,070    17.020923       8,494,632       0.95%        11.92%
           2000 ..........................     0.80%    323,587    15.208380       4,921,234       0.73%        17.21%
           1999 ..........................     0.80%    156,791    12.975752       2,034,481       0.93%        -1.64%

        Comstock GVIT Value Fund - Class I
           2003 ..........................     0.80%      9,638    12.604789         121,485       1.52%        26.05% 5/1/03

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2003 ..........................     0.80%     53,805    10.668685         574,029       0.00%        46.48%
           2002 ..........................     0.80%    156,158     7.283277       1,137,342       0.00%       -34.68%
           2001 ..........................     0.80%    135,156    11.150533       1,507,061       0.00%       -29.21%
           2000 ..........................     0.80%    139,959    15.751152       2,204,515       0.00%       -19.58%
           1999 ..........................     0.80%    123,907    19.586645       2,426,922       0.00%        62.20%

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Credit Suisse Trust - International Focus Portfolio
        2003 .............................     0.80%      431,745   $10.695076     $ 4,617,546       0.49%        32.03%
        2002 .............................     0.80%      469,749     8.100409       3,805,159       0.00%       -20.54%
        2001 .............................     0.80%      503,048    10.194751       5,128,449       0.00%       -22.90%
        2000 .............................     0.80%      525,361    13.222451       6,946,560       0.45%       -26.48%
        1999 .............................     0.80%      555,966    17.985801       9,999,494       0.93%        52.21%

     Credit Suisse Trust - Small Cap Growth Portfolio
        2003 .............................     0.80%      692,838    17.133573      11,870,790       0.00%        47.37%
        2002 .............................     0.80%      739,837    11.626571       8,601,767       0.00%       -34.22%
        2001 .............................     0.80%      816,970    17.675000      14,439,945       0.00%       -16.68%
        2000 .............................     0.80%      942,509    21.214019      19,994,404       0.00%       -18.76%
        1999 .............................     0.80%      754,487    26.113570      19,702,349       0.00%        67.73%

     Dreyfus GVIT International Value Fund - Class I
        2003 .............................     0.80%        6,704    13.764414          92,277       0.00%        37.64% 5/1/03

     Dreyfus GVIT Mid Cap Index Fund - Class I
        2003 .............................     0.80%      402,465    11.495433       4,626,509       0.49%        33.58%
        2002 .............................     0.80%      332,165     8.605706       2,858,514       0.42%       -15.98%
        2001 .............................     0.80%      246,977    10.242303       2,529,613       0.54%        -2.10%
        2000 .............................     0.80%      145,426    10.461575       1,521,385       0.56%         4.62% 5/1/00

     Dreyfus IP - European Equity Portfolio
        2001 .............................     0.80%        9,248     6.633319          61,345       0.84%       -28.71%
        2000 .............................     0.80%        3,721     9.304097          34,621       0.42%        -6.96% 5/1/00

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 .............................     0.80%       47,348    10.434661         494,060       0.33%        36.68%
        2002 .............................     0.80%        5,194     7.634206          39,652       0.27%       -23.66% 5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
        2003 .............................     0.80%      403,682    21.830604       8,812,622       0.11%        25.00%
        2002 .............................     0.80%      432,657    17.464486       7,556,132       0.21%       -29.51%
        2001 .............................     0.80%      479,262    24.776659      11,874,511       0.06%       -23.20%
        2000 .............................     0.80%      508,803    32.259560      16,413,761       0.81%       -11.74%
        1999 .............................     0.80%      450,901    36.549891      16,480,382       0.02%        29.04%

     Dreyfus Stock Index Fund
        2003 .............................     0.80%    2,290,356    25.844217      59,192,457       1.51%        27.34%
        2002 .............................     0.80%    2,526,349    20.295193      51,272,741       1.31%       -22.98%
        2001 .............................     0.80%    2,735,378    26.351146      72,080,345       1.06%       -12.88%
        2000 .............................     0.80%    2,613,545    30.248565      79,055,986       0.96%       -10.00%
        1999 .............................     0.80%    2,592,791    33.609618      87,142,715       1.11%        19.64%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 .............................     0.80%      338,655    12.850022       4,351,724       1.40%        20.20%
        2002 .............................     0.80%      376,103    10.690124       4,020,588       1.14%       -17.38%
        2001 .............................     0.80%      358,763    12.938645       4,641,907       0.84%       -10.04%
        2000 .............................     0.80%      365,003    14.382034       5,249,486       0.63%        -1.44%
        1999 .............................     0.80%      404,377    14.591996       5,900,668       0.70%        10.57%

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
        2003 .............................     0.80%        8,113    12.832258         104,108       0.08%        28.32% 5/1/03

     Dreyfus VIF - Growth and Income Portfolio - Initial Shares
        2003 .............................     0.80%      140,345    12.281397       1,723,633       0.84%        25.56%
        2002 .............................     0.80%      152,335     9.781078       1,490,001       0.60%       -25.92%
        2001 .............................     0.80%      162,195    13.204070       2,141,634       0.50%        -6.60%
        2000 .............................     0.80%      152,925    14.137245       2,161,938       0.61%        -4.54%
        1999 .............................     0.80%      138,815    14.810164       2,055,873       0.65%        15.95%

     Federated American Leaders Fund II - Primary Shares
        2003 .............................     0.80%        1,104    12.531875          13,835       0.00%        25.32% 5/1/03

     Federated Capital Appreciation Fund II - Primary Shares
        2003 .............................     0.80%          553    11.988805           6,630       0.00%        19.89% 5/1/03

     Federated GVIT High Income Bond Fund - Class I
        2003 .............................     0.80%       13,029    11.059766         144,098       9.25%        10.60% 5/1/03

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Federated Quality Bond Fund II - Primary Shares
        2003 .............................     0.80%      117,985   $11.134037    $  1,313,649        3.93%        3.81%
        2002 .............................     0.80%      101,228    10.725195       1,085,690        0.00%        7.25% 5/1/02

     Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
        2003 .............................     0.80%    1,336,308    40.389521      53,972,840        1.80%       29.29%
        2002 .............................     0.80%    1,471,599    31.238892      45,971,122        1.77%      -17.61%
        2001 .............................     0.80%    1,558,719    37.915521      59,099,643        1.70%       -5.72%
        2000 .............................     0.80%    1,556,185    40.214814      62,581,690        1.65%        7.56%
        1999 .............................     0.80%    1,750,754    37.388084      65,457,338        1.45%        5.48%

     Fidelity(R) VIP - Growth Portfolio: Initial Class
        2003 .............................     0.80%    2,035,206    36.851094      74,999,568        0.27%       31.79%
        2002 .............................     0.80%    2,235,794    27.961807      62,516,840        0.25%      -30.66%
        2001 .............................     0.80%    2,474,278    40.327380      99,781,149        0.08%      -18.31%
        2000 .............................     0.80%    2,621,312    49.366480     129,404,946        0.12%      -11.69%
        1999 .............................     0.80%    2,613,902    55.899014     146,114,544        0.15%       36.34%

     Fidelity(R) VIP - High Income Portfolio: Initial Class
        2003 .............................     0.80%      720,241    24.464133      17,620,072        5.94%       26.25%
        2002 .............................     0.80%      765,595    19.377316      14,835,176        9.29%        2.62%
        2001 .............................     0.80%      653,854    18.882734      12,346,551       13.67%      -12.44%
        2000 .............................     0.80%      619,065    21.565326      13,350,339        7.66%      -23.09%
        1999 .............................     0.80%      672,537    28.039263      18,857,442        9.63%        7.29%

     Fidelity(R) VIP - Overseas Portfolio: Initial Class
        2003 .............................     0.80%      653,974    18.945840      12,390,087        0.83%       42.23%
        2002 .............................     0.80%      722,432    13.320811       9,623,380        0.83%      -20.92%
        2001 .............................     0.80%      814,381    16.843777      13,717,252        5.37%      -21.80%
        2000 .............................     0.80%      866,875    21.539183      18,671,779        1.56%      -19.75%
        1999 .............................     0.80%      863,446    26.840170      23,175,037        1.25%       41.49%

     Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
        2003 .............................     0.80%      623,055    26.285930      16,377,580        3.62%       17.04%
        2002 .............................     0.80%      753,208    22.459775      16,916,882        3.98%       -9.46%
        2001 .............................     0.80%      808,651    24.805237      20,058,780        4.21%       -4.86%
        2000 .............................     0.80%      851,071    26.071970      22,189,098        3.30%       -4.69%
        1999 .............................     0.80%      917,098    27.355020      25,087,234        3.18%       10.21%

     Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
        2003 .............................     0.80%    1,740,028    24.162368      42,043,197        0.46%       27.44%
        2002 .............................     0.80%    1,875,068    18.959642      35,550,618        0.85%      -10.07%
        2001 .............................     0.80%    2,013,717    21.083066      42,455,328        0.78%      -12.95%
        2000 .............................     0.80%    2,107,468    24.218904      51,040,565        0.36%       -7.36%
        1999 .............................     0.80%    2,151,780    26.143948      56,256,024        0.43%       23.26%

     Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
        2003 .............................     0.80%       12,869    10.163210         130,790        0.00%        1.63% 5/1/03

     Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
        2003 .............................     0.80%      324,568     9.776597       3,173,171        0.74%       28.84%
        2002 .............................     0.80%      328,074     7.588268       2,489,513        1.07%      -22.47%
        2001 .............................     0.80%      341,765     9.787292       3,344,954        0.38%      -15.11%
        2000 .............................     0.80%      358,453    11.528985       4,132,599        1.30%      -17.72%
        1999 .............................     0.80%      385,372    14.012663       5,400,088        0.94%        3.44%

     Fidelity(R) VIP III - Mid Cap Portfolio: Service Class
        2003 .............................     0.80%       40,642    14.010381         569,410        0.00%       40.10% 5/1/03

     Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
        2003 .............................     0.80%      100,700    11.692079       1,177,392        0.00%       56.53%
        2002 .............................     0.80%       10,466     7.469351          78,174        0.00%      -25.31% 5/1/02

     Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
        2003 .............................     0.80%       47,169    12.240997         577,396        0.20%       22.41% 5/1/03

     Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
        2003 .............................     0.80%        8,003    13.286230         106,330        0.12%       32.86% 5/1/03

                                             Contract                                             Investment
                                             Expense       Units        Unit       Contract         Income       Total
                                              Rate*                 Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class I
        2003 .............................     0.80%       22,318   $13.198462       $294,563        0.79%       31.98% 5/1/03

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 .............................     0.80%       74,580    11.276219        840,980        0.66%       63.95%
        2002 .............................     0.80%       29,904     6.877883        205,676        0.17%      -15.91%
        2001  ............................     0.80%       23,612     8.178748        193,117        0.52%       -5.94%
        2000 .............................     0.80%        1,063     8.695491          9,243        0.00%      -13.05% 10/2/00

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 .............................     0.80%       19,256    12.092670        232,856        0.88%       40.33%
        2002 .............................     0.80%        3,345     8.617613         28,826        0.08%      -13.82% 5/1/02

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 .............................     0.80%       22,955    11.249287        258,227        0.00%       35.61%
        2002 .............................     0.80%        3,831     8.295539         31,780        0.00%      -17.04% 5/1/02

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 .............................     0.80%      304,934     2.982846        909,571        0.00%       54.00%
        2002 .............................     0.80%      113,725     1.936951        220,280        0.59%      -43.24%
        2001  ............................     0.80%       86,686     3.412440        295,811        0.00%      -43.18%
        2000 .............................     0.80%       46,652     6.005978        280,191        0.00%      -39.94% 10/2/00

     Gartmore GVIT Global Utilities Fund - Class I
        2003 .............................     0.80%        6,211    10.629478         66,020        0.70%       23.06%
        2002 .............................     0.80%        1,341     8.637451         11,583        0.54%      -13.63% 5/1/02

     Gartmore GVIT Government Bond Fund - Class I
        2003 .............................     0.80%      448,119    23.180734     10,387,727        3.14%        1.19%
        2002 .............................     0.80%      575,815    22.908666     13,191,154        4.42%       10.10%
        2001  ............................     0.80%      492,674    20.807253     10,251,193        5.12%        6.40%
        2000 .............................     0.80%      359,189    19.556523      7,024,488        5.25%       11.65%
        1999 .............................     0.80%      402,906    17.516435      7,057,477        5.74%       -3.13%

     Gartmore GVIT Growth Fund - Class I
        2003 .............................     0.80%      936,407    15.849998     14,842,049        0.02%       31.68%
        2002 .............................     0.80%      969,929    12.036520     11,674,570        0.00%      -29.29%
        2001  ............................     0.80%      950,129    17.022307     16,173,388        0.00%      -28.71%
        2000 .............................     0.80%      952,662    23.877962     22,747,627        0.18%      -27.12%
        1999 .............................     0.80%    1,104,444    32.761545     36,183,292        0.66%        3.45%

     Gartmore GVIT ID Aggressive Fund
        2003 .............................     0.80%       45,840    10.818285        495,910        1.41%       30.82%
        2002 .............................     0.80%       17,710     8.269753        146,457        1.83%      -17.30% 1/25/02

     Gartmore GVIT ID Conservative Fund
        2003 .............................     0.80%       27,042    10.678769        288,775        2.37%        7.05%
        2002 .............................     0.80%       21,249     9.975795        211,976        2.80%       -0.24% 1/25/02

     Gartmore GVIT ID Moderate Fund
        2003 .............................     0.80%      153,659    10.804715      1,660,242        2.06%       19.10%
        2002 .............................     0.80%       44,700     9.072331        405,533        1.72%       -9.28% 1/25/02

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 .............................     0.80%      180,393    10.833658      1,954,316        1.54%       25.64%
        2002 .............................     0.80%       94,483     8.623105        814,737        1.55%      -13.77% 1/25/02

     Gartmore GVIT ID Moderately Conservative Fund
        2003 .............................     0.80%       40,296    10.795210        435,004        2.34%       12.79%
        2002 .............................     0.80%       18,773     9.570814        179,673        2.35%       -4.29% 1/25/02

     Gartmore GVIT International Growth Fund - Class I
        2003 .............................     0.80%        5,733     6.618892         37,946        0.00%       34.54%
        2002 .............................     0.80%        7,532     4.919535         37,054        0.00%      -24.71%
        2001  ............................     0.80%        8,456     6.534130         55,253        0.09%      -29.22%
        2000 .............................     0.80%          453     9.231934          4,182        0.00%       -7.68% 10/2/00

     Gartmore GVIT Money Market Fund - Class I
        2003 .............................     0.80%    1,224,466    15.008153     18,376,973        0.63%       -0.18%
        2002 .............................     0.80%    1,963,625    15.035122     29,523,341        1.26%        0.40%
        2001  ............................     0.80%    1,991,692    14.974957     29,825,502        3.57%        2.77%
        2000 .............................     0.80%    2,268,467    14.571330     33,054,581        5.53%        5.18%
        1999 .............................     0.80%    2,312,418    13.853330     32,034,690        5.04%        4.01%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                             Contract                                             Investment
                                             Expense                   Unit         Contract        Income       Total
                                              Rate*       Units     Fair Value   Owners' Equity      Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
       2003 ..............................     0.80%        6,691   $10.457551     $   69,971        0.19%       24.39%
       2002 ..............................     0.80%       12,664     8.407288        106,470        1.18%      -15.93% 5/1/02

     Gartmore GVIT Small Cap Growth Fund - Class I
       2003 ..............................     0.80%      191,617     6.296628      1,206,541        0.00%       33.20%
       2002 ..............................     0.80%      202,182     4.727311        955,777        0.00%      -33.82%
       2001  .............................     0.80%      146,635     7.143137      1,047,434        0.00%      -11.55%
       2000 ..............................     0.80%       85,563     8.076240        691,027        0.00%      -19.24% 5/1/00

     Gartmore GVIT Small Cap Value Fund - Class I
       2003 ..............................     0.80%      566,915    17.129814      9,711,149        0.00%       55.61%
       2002 ..............................     0.80%      581,061    11.008455      6,396,584        0.01%      -27.74%
       2001  .............................     0.80%      679,631    15.235359     10,354,422        0.03%       27.25%
       2000 ..............................     0.80%      275,697    11.972833      3,300,874        0.00%       10.32%
       1999 ..............................     0.80%      165,130    10.852975      1,792,152        0.00%       26.82%

     Gartmore GVIT Small Company Fund - Class I
       2003 ..............................     0.80%      812,594    26.603797     21,618,086        0.00%       39.89%
       2002 ..............................     0.80%      877,427    19.017572     16,686,531        0.00%      -17.99%
       2001  .............................     0.80%      928,089    23.188796     21,521,266        0.10%       -7.45%
       2000 ..............................     0.80%      998,068    25.056031     25,007,623        0.03%        8.03%
       1999 ..............................     0.80%      907,754    23.192622     21,053,195        0.00%       42.87%

     Gartmore GVIT Total Return Fund - Class I
       2003 ..............................     0.80%    2,115,628    30.907637     65,389,062        0.56%       26.50%
       2002 ..............................     0.80%    2,203,258    24.433418     53,833,124        0.85%      -18.01%
       2001  .............................     0.80%    2,295,929    29.801440     68,421,990        0.74%      -12.53%
       2000 ..............................     0.80%    2,359,054    34.069071     80,370,778        0.63%       -2.90%
       1999 ..............................     0.80%    2,622,351    35.085217     92,005,754        0.65%        6.09%

     Gartmore GVIT U.S. Growth Leaders Fund - Class I
       2003 ..............................     0.80%       55,080    12.349314        680,200        0.00%       50.93%
       2002 ..............................     0.80%        3,205     8.182356         26,224        0.00%      -18.18% 5/1/02

     Janus AS - Balanced Portfolio - Service Shares
       2003 ..............................     0.80%        2,548    10.971897         27,956        4.49%        9.72% 5/1/03

     Janus AS - Capital Appreciation Portfolio - Service Shares
       2003 ..............................     0.80%      331,505     6.087370      2,017,994        0.25%       19.28%
       2002 ..............................     0.80%      358,288     5.103609      1,828,562        0.30%      -16.60%
       2001  .............................     0.80%      350,620     6.119334      2,145,561        0.91%      -22.46%
       2000 ..............................     0.80%      297,781     7.891490      2,349,936        1.33%      -21.09% 5/1/00

     Janus AS - Global Technology Portfolio - Service Shares
       2003 ..............................     0.80%      262,295     3.569999        936,393        0.00%       45.31%
       2002 ..............................     0.80%      276,903     2.456849        680,309        0.00%      -41.40%
       2001  .............................     0.80%      346,031     4.192814      1,450,844        0.56%      -37.82%
       2000 ..............................     0.80%      259,751     6.742955      1,751,489        1.21%      -32.57% 5/1/00

     Janus AS - International Growth Portfolio - Service Shares
       2003 ..............................     0.80%      186,894     5.905539      1,103,710        0.99%       33.46%
       2002 ..............................     0.80%      219,129     4.424879        969,619        0.67%      -26.35%
       2001  .............................     0.80%      227,552     6.008001      1,367,133        0.70%      -24.04%
       2000 ..............................     0.80%      174,672     7.909816      1,381,623        6.25%      -20.90% 5/1/00

     Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
       2003 ..............................     0.80%          649    12.236775          7,942        0.30%       22.37% 5/1/03

     MAS GVIT Multi Sector Bond Fund - Class I
       2003 ..............................     0.80%       67,316    12.760526        858,988        5.47%       11.22%
       2002 ..............................     0.80%       94,053    11.472904      1,079,061        4.53%        6.35%
       2001  .............................     0.80%       55,247    10.787560        595,980        8.29%        3.35%
       2000 ..............................     0.80%        3,000    10.437484         31,312        8.52%        4.37% 5/1/00

     MFS VIT - MFS Investors Growth Stock Series - Initial Class
       2003 ..............................     0.80%        3,685    11.536092         42,510        0.00%       15.36% 5/1/03

     MFS VIT - MFS Value Series - Initial Class
       2003 ..............................     0.80%        3,296    12.301954         40,547        0.00%       23.02% 5/1/03

                                             Contract                                             Investment
                                             Expense                   Unit         Contract        Income       Total
                                              Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Neuberger Berman AMT - Balanced Portfolio
        2003 .............................     0.80%        3,028   $21.268673     $   64,402        1.91%       15.35%
        2002 .............................     0.80%        2,497    18.438130         46,040        4.01%      -17.81%
        2001  ............................     0.80%          636    22.433930         14,268        0.00%       -3.34% 6/15/01

     Neuberger Berman AMT - Fasciano Portfolio
        2003 .............................     0.80%          854    12.540843         10,710        0.00%       25.41% 5/1/03

     Neuberger Berman AMT - Growth Portfolio
        2003 .............................     0.80%      637,363    20.381526     12,990,431        0.00%       30.35%
        2002 .............................     0.80%      698,803    15.635481     10,926,121        0.00%      -31.71%
        2001  ............................     0.80%      800,152    22.896752     18,320,882        0.00%      -30.92%
        2000 .............................     0.80%      793,907    33.145055     26,314,091        0.00%      -12.36%
        1999 .............................     0.80%      660,524    37.818375     24,979,944        0.00%       49.20%

     Neuberger Berman AMT - Guardian Portfolio
        2003 .............................     0.80%      143,460     9.928356      1,424,322        0.84%       30.71%
        2002 .............................     0.80%      161,292     7.595581      1,225,106        0.80%      -27.04%
        2001  ............................     0.80%      196,852    10.409898      2,049,209        0.47%       -2.30%
        2000 .............................     0.80%      149,159    10.654639      1,589,235        0.59%        0.33%
        1999 .............................     0.80%      181,217    10.619652      1,924,461        0.29%       14.02%

     Neuberger Berman AMT - Limited Maturity Bond Portfolio
        2003 .............................     0.80%      195,325    18.158640      3,546,836        4.41%        1.61%
        2002 .............................     0.80%      225,668    17.871272      4,032,974        4.91%        4.50%
        2001  ............................     0.80%      178,198    17.101800      3,047,507        5.78%        7.91%
        2000 .............................     0.80%      141,846    15.848178      2,248,001        6.96%        5.94%
        1999 .............................     0.80%      203,409    14.959827      3,042,963        5.57%        0.67%

     Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S
        2003 .............................     0.80%       17,581    12.256991        215,490        0.00%       22.57% 5/1/03

     Neuberger Berman AMT - Partners Portfolio
        2003 .............................     0.80%      637,464    24.324378     15,505,915        0.00%       34.01%
        2002 .............................     0.80%      728,943    18.150798     13,230,897        0.53%      -24.75%
        2001  ............................     0.80%      777,174    24.119941     18,745,391        0.38%       -3.61%
        2000 .............................     0.80%      781,588    25.022294     19,557,125        0.79%       -0.01%
        1999 .............................     0.80%    1,008,241    25.046437     25,252,845        1.20%        6.51%

     Neuberger Berman AMT - Socially Responsive Portfolio
        2003 .............................     0.80%        3,251    12.308850         40,016        0.00%       23.09% 5/1/03

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 .............................     0.80%      315,600     4.735882      1,494,644        0.00%       24.59%
        2002 .............................     0.80%      279,004     3.801151      1,060,536        0.65%      -28.37%
        2001  ............................     0.80%      298,688     5.306432      1,584,968        0.87%      -31.82%
        2000 .............................     0.80%      313,898     7.782869      2,443,027        0.00%      -22.17% 5/1/00

     Oppenheimer Bond Fund/VA- Initial Class
        2003 .............................     0.80%      422,466    22.815950      9,638,963        5.67%        5.93%
        2002 .............................     0.80%      492,395    21.538984     10,605,688        7.25%        8.21%
        2001  ............................     0.80%      499,632    19.904727      9,945,039        7.04%        6.92%
        2000 .............................     0.80%      480,377    18.615856      8,942,629        7.66%        5.26%
        1999 .............................     0.80%      520,266    17.686402      9,201,634        4.68%       -2.30%

     Oppenheimer Capital Appreciation Fund/VA- Initial Class
        2003 .............................     0.80%      796,583    14.618573     11,644,907        0.38%       29.90%
        2002 .............................     0.80%      847,094    11.253616      9,532,871        0.64%      -27.44%
        2001  ............................     0.80%      859,711    15.509895     13,334,027        0.64%      -13.28%
        2000 .............................     0.80%      796,536    17.884539     14,245,679        0.12%       -1.02%
        1999 .............................     0.80%      535,283    18.069110      9,672,087        0.17%       40.53%

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003 .............................     0.80%      941,453    29.065271     27,363,587        0.76%       41.88%
        2002 .............................     0.80%    1,001,953    20.485514     20,525,522        0.56%      -22.76%
        2001  ............................     0.80%    1,078,042    26.520512     28,590,226        0.69%      -12.74%
        2000 .............................     0.80%    1,096,887    30.393395     33,338,120        0.27%        4.26%
        1999 .............................     0.80%    1,018,848    29.152831     29,702,304        0.92%       57.22%

     Oppenheimer High Income Fund/VA- Initial Class
        2003 .............................     0.80%       12,557    11.122220        139,662        0.00%       11.22% 5/1/03

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                             Contract                                             Investment
                                              Expense                   Unit         Contract       Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
        2003 .............................     0.80%     114,284    $ 8.128407     $   928,947       0.90%       25.71%
        2002 .............................     0.80%     111,681      6.466008         722,130       0.65%      -19.44%
        2001 .............................     0.80%      73,856      8.026816         592,829       0.41%      -10.88%
        2000 .............................     0.80%      33,482      9.006749         301,564       0.00%       -9.93% 5/1/00

     Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
        2003 .............................     0.80%      26,396     13.796198         364,164       0.00%       37.96% 5/1/03

     Oppenheimer Multiple Strategies Fund/VA - Initial Class
        2003 .............................     0.80%     378,776     29.695890      11,248,090       2.82%       23.96%
        2002 .............................     0.80%     393,230     23.955594       9,420,058       3.60%      -11.12%
        2001 .............................     0.80%     394,571     26.951432      10,634,253       3.96%        1.40%
        2000 .............................     0.80%     412,843     26.579650      10,973,222       4.57%        5.59%
        1999 .............................     0.80%     437,927     25.171538      11,023,296       3.30%       10.91%

     Putnam VT Growth & Income Fund - IB Shares
        2003 .............................     0.80%       1,210     12.359054          14,954       0.00%       23.59% 5/1/03

     Putnam VT International Equity Fund - IB Shares
        2003 .............................     0.80%       4,931     12.730633          62,775       0.00%       27.31% 5/1/03

     Putnam VT Voyager Fund - IB Shares
        2003 .............................     0.80%       1,238     11.790763          14,597       0.00%        7.91% 5/1/03

     Strong GVIT Mid Cap Growth Fund - Class I
        2003 .............................     0.80%     398,980      4.868865       1,942,580       0.00%       39.02%
        2002 .............................     0.80%     250,537      3.502288         877,453       0.00%      -37.52%
        2001 .............................     0.80%     146,210      5.605279         819,548       0.00%      -30.87%
        2000 .............................     0.80%      76,685      8.108035         621,765       0.00%      -18.92% 5/1/00

     Strong Opportunity Fund II, Inc.
        2003 .............................     0.80%     690,716     40.347502      27,868,665       0.07%       35.92%
        2002 .............................     0.80%     826,619     29.685674      24,538,742       0.38%      -27.40%
        2001 .............................     0.80%     901,762     40.890795      36,873,765       0.59%       -4.48%
        2000 .............................     0.80%     877,807     42.709091      37,490,339       0.00%        5.75%
        1999 .............................     0.80%     898,106     40.478200      36,353,714       0.00%       33.83%

     Strong VIF - Strong Discovery Fund II
        2003 .............................     0.80%     240,474     26.133664       6,284,467       0.00%       38.32%
        2002 .............................     0.80%     264,753     18.893884       5,002,212       0.00%      -12.72%
        2001 .............................     0.80%     269,121     21.646818       5,825,613       0.72%        3.25%
        2000 .............................     0.80%     271,144     20.965624       5,684,703       0.00%        3.57%
        1999 .............................     0.80%     296,260     20.243703       5,997,399       0.00%        4.25%

     Strong VIF - Strong International Stock Fund II
        2002 .............................     0.80%     199,430      5.696130       1,135,979       4.04%      -27.13%
        2001 .............................     0.80%     213,256      7.816872       1,666,995       0.00%      -22.76%
        2000 .............................     0.80%     210,636     10.120684       2,131,780       0.00%      -40.00%
        1999 .............................     0.80%     219,407     16.868902       3,701,155       0.17%       85.71%

     Turner GVIT Growth Focus Fund - Class I
        2003 .............................     0.80%     103,819     3.251119          337,528       0.00%       49.76%
        2002 .............................     0.80%      80,828     2.170866          175,467       0.00%      -43.31%
        2001 .............................     0.80%      50,607     3.829622          193,806       0.00%      -39.52%
        2000 .............................     0.80%       7,806     6.332010           49,428       0.00%      -36.68%

     Van Eck WIT - Worldwide Bond Fund
        2003 .............................     0.80%     159,535     18.848928       3,007,064       1.75%       17.22%
        2002 .............................     0.80%     198,934     16.079714       3,198,802       0.00%       20.69%
        2001 .............................     0.80%     120,008     13.323421       1,598,917       4.39%       -5.86%
        2000 .............................     0.80%     123,195     14.152095       1,743,467       4.90%        1.06%
        1999 .............................     0.80%     143,676     14.003753       2,012,003       4.31%       -8.56%

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 .............................     0.80%     401,918      9.497431       3,817,188       0.11%       52.96%
        2002 .............................     0.80%     444,801      6.209058       2,761,795       0.20%       -3.68%
        2001 .............................     0.80%     444,368      6.445985       2,864,389       0.00%       -2.60%
        2000 .............................     0.80%     443,771      6.617911       2,936,837       0.00%      -42.33%
        1999 .............................     0.80%     576,742     11.474995       6,618,112       0.00%       98.69%

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Van Eck WIT - Worldwide Hard Assets Fund
        2003 .............................     0.80%     173,612    $19.968789      $3,466,821       0.48%       43.92%
        2002 .............................     0.80%     254,426     13.874598       3,530,058       0.68%       -3.61%
        2001 .............................     0.80%     176,699     14.394010       2,543,407       1.21%      -11.16%
        2000 .............................     0.80%     186,255     16.202639       3,017,823       1.12%       10.52%
        1999 .............................     0.80%     206,979     14.660562       3,034,428       1.47%       20.04%

     Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
        2003 .............................     0.80%       2,958     10.179170          30,110       0.00%        1.79% 5/1/03

     Van Kampen UIF - Emerging Markets Debt Portfolio
        2003 .............................     0.80%     113,201     14.874690       1,683,830       0.00%       26.85%
        2002 .............................     0.80%      79,485     11.726545         932,084       6.91%        8.35%
        2001 .............................     0.80%      74,719     10.822665         808,659       9.40%        9.22%
        2000 .............................     0.80%      62,323      9.909218         617,572      12.32%       10.50%
        1999 .............................     0.80%      43,728      8.967304         392,122      16.19%       28.35%

     Van Kampen UIF - U.S. Real Estate Portfolio
        2003 .............................     0.80%     336,013     28.319843       9,515,835       0.00%       36.42%
        2002 .............................     0.80%     355,742     20.759770       7,385,122       3.29%       -1.58%
        2001 .............................     0.80%     313,717     21.092541       6,617,089       3.98%        8.96%
        2000 .............................     0.80%     277,285     19.357784       5,367,623       8.22%       27.04%
        1999 .............................     0.80%     246,788     15.237208       3,760,360       6.87%       -4.14%

  Single Premium contracts issued on or after April 16, 1990

     American Century VP Balanced Fund - Class I
        2003 .............................     1.30%      36,906     19.550372         721,526       2.53%       17.92%
        2002 .............................     1.30%      36,064     16.579698         597,930       2.63%      -10.73%
        2001 .............................     1.30%      27,610     18.571841         512,769       2.81%       -4.79%
        2000 .............................     1.30%      29,587     19.506844         577,149       2.45%       -3.90%
        1999 .............................     1.30%      36,043     20.298769         731,629       1.78%        8.64%

     American Century VP Capital Appreciation Fund - Class I
        2003 .............................     1.30%      85,342     17.111726       1,460,349       0.00%       18.92%
        2002 .............................     1.30%      83,334     14.389339       1,199,121       0.00%      -22.22%
        2001 .............................     1.30%      93,041     18.500029       1,721,261       0.00%      -29.00%
        2000 .............................     1.30%     156,838     26.057031       4,086,733       0.00%        7.63%
        1999 .............................     1.30%     134,822     24.209204       3,263,933       0.00%       62.40%

     American Century VP Income & Growth Fund - Class I
        2003 .............................     1.30%      21,876     10.229575         223,782       1.30%       27.68%
        2002 .............................     1.30%      18,481      8.011655         148,063       1.10%      -20.41%
        2001 .............................     1.30%      40,468     10.066594         407,375       0.81%       -9.54%
        2000 .............................     1.30%      48,794     11.128733         543,015       0.55%      -11.76%
        1999 .............................     1.30%      53,220     12.612413         671,233       0.02%       16.50%

     American Century VP International Fund - Class I
        2003 .............................     1.30%      52,719     14.478934         763,315       0.75%       22.90%
        2002 .............................     1.30%      67,411     11.780758         794,153       0.79%      -21.40%
        2001 .............................     1.30%     105,515     14.988556       1,581,517       0.09%      -30.10%
        2000 .............................     1.30%     126,911     21.441430       2,721,153       0.14%      -17.90%
        1999 .............................     1.30%     162,982     26.114709       4,256,228       0.00%       61.93%

     American Century VP Ultra Fund - Class I
        2003 .............................     1.30%       1,710      9.824442          16,800       0.00%       23.29%
        2002 .............................     1.30%         739      7.968770           5,889       0.46%      -20.31% 5/1/02

     American Century VP Value Fund - Class I
        2003 .............................     1.30%      85,452     18.224277       1,557,301       1.09%       27.29%
        2002 .............................     1.30%      94,957     14.316630       1,359,464       0.90%      -13.75%
        2001 .............................     1.30%     123,905     16.598988       2,056,698       0.95%       11.36%
        2000 .............................     1.30%      57,614     14.906133         858,802       0.73%       16.63%
        1999 .............................     1.30%      26,781     12.781220         342,294       0.93%       -2.13%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2003 .............................     1.30%      10,616     10.300420         109,349       0.00%       45.75%
        2002 .............................     1.30%       5,188      7.067052          36,664       0.00%      -35.01%
        2001 .............................     1.30%       7,002     10.873870          76,139       0.00%      -29.56%
        2000 .............................     1.30%      11,974     15.438040         184,855       0.00%      -19.98%
        1999 .............................     1.30%      88,739     19.293144       1,712,054       0.00%       61.39%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Credit Suisse Trust - International Focus Portfolio
        2003 .............................     1.30%      33,394    $10.250133     $   342,293       0.49%       31.37%
        2002 .............................     1.30%      49,680      7.802280         387,617       0.00%      -20.94%
        2001 .............................     1.30%      55,979      9.868857         552,449       0.00%      -23.29%
        2000 .............................     1.30%      66,083     12.864457         850,122       0.45%      -26.85%
        1999 .............................     1.30%      81,838     17.586224       1,439,221       0.93%       51.45%

     Credit Suisse Trust - Small Cap Growth Portfolio
        2003 .............................     1.30%      49,309     16.420586         809,683       0.00%       46.63%
        2002 .............................     1.30%      54,671     11.198504         612,233       0.00%      -34.55%
        2001 .............................     1.30%      82,230     17.109846       1,406,943       0.00%      -17.10%
        2000 .............................     1.30%     118,070     20.639565       2,436,913       0.00%      -19.17%
        1999 .............................     1.30%     114,996     25.533360       2,936,234       0.00%       66.90%

     Dreyfus GVIT Mid Cap Index Fund - Class I
        2003 .............................     1.30%      76,418     11.286523         862,494       0.49%       32.91%
        2002 .............................     1.30%      48,885      8.491590         415,111       0.42%      -16.40%
        2001 .............................     1.30%      41,031     10.157238         416,762       0.54%       -2.59%
        2000 .............................     1.30%      10,564     10.427067         110,152       0.56%        4.27% 5/1/00

     Dreyfus IP - European Equity Portfolio
        2001 .............................     1.30%       2,993      6.578172          19,688       0.84%      -29.06%
        2000 .............................     1.30%       5,683      9.273374          52,701       0.42%       -7.27% 5/1/00

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 .............................     1.30%      14,581     10.347973         150,884       0.33%       36.00%

     Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
        2003 .............................     1.30%      11,971     20.741572         248,297       0.11%       24.38%
        2002 .............................     1.30%      13,724     16.676328         228,866       0.21%      -29.86%
        2001 .............................     1.30%      22,613     23.777410         537,679       0.06%      -23.58%
        2000 .............................     1.30%      33,067     31.114958       1,028,878       0.81%      -12.18%
        1999 .............................     1.30%      31,488     35.428815       1,115,583       0.02%       28.40%

     Dreyfus Stock Index Fund
        2003 .............................     1.30%     181,645     24.553549       4,460,029       1.51%       26.71%
        2002 .............................     1.30%     179,477     19.378177       3,477,937       1.31%      -23.37%
        2001 .............................     1.30%     215,776     25.286872       5,456,300       1.06%      -13.32%
        2000 .............................     1.30%     248,888     29.173405       7,260,910       0.96%      -10.45%
        1999 .............................     1.30%     315,343     32.576553      10,272,788       1.11%       19.05%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 .............................     1.30%      71,606     12.441321         890,873       1.40%       19.61%
        2002 .............................     1.30%      74,627     10.401947         776,266       1.14%      -17.79%
        2001 .............................     1.30%      80,268     12.653068       1,015,636       0.84%      -10.49%
        2000 .............................     1.30%      69,804     14.135555         986,718       0.63%       -1.93%
        1999 .............................     1.30%      81,279     14.413356       1,171,503       0.70%       10.02%

     Dreyfus VIF - Growth and Income Portfolio - Initial Shares
        2003 .............................     1.30%      19,988     11.857652         237,011       0.84%       24.94%
        2002 .............................     1.30%      13,957      9.490878         132,464       0.60%      -26.29%
        2001 .............................     1.30%      12,109     12.876695         155,924       0.50%       -7.07%
        2000 .............................     1.30%      16,818     13.856323         233,036       0.61%       -5.02%
        1999 .............................     1.30%       9,941     14.588194         145,021       0.65%       15.38%

     Federated Quality Bond Fund II - Primary Shares
        2003 .............................     1.30%      11,443     11.041537         126,348       3.93%        3.29%
        2002 .............................     1.30%       4,830     10.689420          51,630       0.00%        6.89% 5/1/02

     Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
        2003 .............................     1.30%     228,092     37.815050       8,625,310       1.80%       28.65%
        2002 .............................     1.30%     242,191     29.394119       7,118,991       1.77%      -18.02%
        2001 .............................     1.30%     292,636     35.855591      10,492,637       1.70%       -6.19%
        2000 .............................     1.30%     304,863     38.221825      11,652,420       1.65%        7.03%
        1999 .............................     1.30%     395,355     35.712129      14,118,969       1.45%        4.96%


                                             Contract                                            Investment
                                              Expense                 Unit         Contract        Income       Total
                                               Rate*     Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   -----------   --------------   ----------   ---------
     Fidelity(R) VIP - Growth Portfolio: Initial Class
        2003 .............................     1.30%    224,376    $34.977889     $ 7,848,199        0.27%       31.13%
        2002 .............................     1.30%    239,109     26.673304       6,377,827        0.25%      -31.01%
        2001  ............................     1.30%    283,815     38.662344      10,972,953        0.08%      -18.72%
        2000 .............................     1.30%    342,658     47.567395      16,299,348        0.12%      -12.12%
        1999 .............................     1.30%    355,884     54.130524      19,264,187        0.15%       35.66%

     Fidelity(R) VIP - High Income Portfolio: Initial Class
        2003 .............................     1.30%    136,028     25.234771       3,432,635        5.94%       25.62%
        2002 .............................     1.30%    160,671     20.087809       3,227,528        9.29%        2.11%
        2001  ............................     1.30%     93,229     19.673202       1,834,113       13.67%      -12.88%
        2000 .............................     1.30%    100,049     22.581448       2,259,251        7.66%      -23.47%
        1999 .............................     1.30%    105,520     29.506936       3,113,572        9.63%        6.76%

     Fidelity(R) VIP - Overseas Portfolio: Initial Class
        2003 .............................     1.30%    111,937     16.898456       1,891,562        0.83%       41.52%
        2002 .............................     1.30%    129,046     11.940760       1,540,907        0.83%      -21.31%
        2001  ............................     1.30%    150,144     15.174561       2,278,369        5.37%      -22.19%
        2000 .............................     1.30%    168,125     19.502680       3,278,888        1.56%      -20.15%
        1999 .............................     1.30%    213,601     24.423718       5,216,931        1.25%       40.79%

     Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
        2003 .............................     1.30%    143,073     28.002882       4,006,456        3.62%       16.45%
        2002 .............................     1.30%    165,830     24.046655       3,987,657        3.98%       -9.91%
        2001  ............................     1.30%    187,390     26.691052       5,001,636        4.21%       -5.34%
        2000 .............................     1.30%    201,334     28.195602       5,676,733        3.30%       -5.16%
        1999 .............................     1.30%    211,956     29.730624       6,301,584        3.18%        9.66%

     Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
        2003 .............................     1.30%    185,397     23.157613       4,293,352        0.46%       26.81%
        2002 .............................     1.30%    199,804     18.262213       3,648,863        0.85%      -10.52%
        2001  ............................     1.30%    215,185     20.409441       4,391,806        0.78%      -13.39%
        2000 .............................     1.30%    250,535     23.563410       5,903,459        0.36%       -7.82%
        1999 .............................     1.30%    290,335     25.563198       7,421,891        0.43%       22.65%

     Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
        2003 .............................     1.30%     18,158      9.465516         171,875        0.74%       28.20%
        2002 .............................     1.30%     15,005      7.383595         110,791        1.07%      -22.86%
        2001  ............................     1.30%     17,924      9.571123         171,553        0.38%      -15.53%
        2000 .............................     1.30%     19,392     11.331281         219,736        1.30%      -18.13%
        1999 .............................     1.30%     21,868     13.841079         302,677        0.94%        2.93%

     Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
        2003 .............................     1.30%     40,013     11.594984         463,950        0.00%       55.76%
        2002 .............................     1.30%      1,517      7.444367          11,293        0.00%      -25.56% 5/1/02

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 .............................     1.30%     31,749     11.094534         352,240        0.66%       63.13%
        2002 .............................     1.30%      2,303      6.800904          15,662        0.17%      -16.33%
        2001  ............................     1.30%      1,128      8.127810           9,168        0.52%       -6.42%

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 .............................     1.30%      8,059     11.992233          96,645        0.88%       39.63%
        2002 .............................     1.30%      3,861      8.588804          33,161        0.08%      -14.11% 5/1/02

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 .............................     1.30%     22,102     11.155813         246,566        0.00%       34.93%
        2002 .............................     1.30%     13,221      8.267793         109,308        0.00%      -17.32% 5/1/02

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 .............................     1.30%     49,780      2.934687         146,089        0.00%       53.23%
        2002 .............................     1.30%      7,189      1.915215          13,768        0.59%      -43.52%
        2001  ............................     1.30%     13,394      3.391119          45,421        0.00%      -43.47%
        2000 .............................     1.30%     18,398      5.998698         110,364        0.00%      -40.01% 10/2/00

     Gartmore GVIT Global Utilities Fund - Class I
        2003 .............................     1.30%      6,218     10.541163          65,545        0.70%       22.45%
        2002 .............................     1.30%      2,573      8.608580          22.150        0.54%      -13.91% 5/1/02

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Gartmore GVIT Government Bond Fund - Class I
        2003 .............................     1.30%      125,005   $23.935432     $ 2,992,049       3.14%         0.68%
        2002 .............................     1.30%      222,251    23.773114       5,283,598       4.42%         9.55%
        2001  ............................     1.30%      253,883    21.700608       5,509,415       5.12%         5.86%
        2000 .............................     1.30%      188,357    20.498919       3,861,115       5.25%        11.09%
        1999 .............................     1.30%      240,383    18.452016       4,435,551       5.74%        -3.61%

     Gartmore GVIT Growth Fund - Class I
        2003 .............................     1.30%       25,825    14.949958         386,083       0.02%        31.03%
        2002 .............................     1.30%       29,222    11.409842         333,418       0.00%       -29.64%
        2001  ............................     1.30%       37,694    16.217110         611,288       0.00%       -29.07%
        2000 .............................     1.30%       45,948    22.863519       1,050,533       0.18%       -27.48%
        1999 .............................     1.30%       62,075    31.526314       1,956,996       0.66%         2.93%

     Gartmore GVIT ID Conservative Fund
        2003 .............................     1.30%        2,945    10.576130          31,147       2.37%         6.51%

     Gartmore GVIT ID Moderate Fund
        2003 .............................     1.30%       32,069    10.700865         343,166       2.06%        18.50%
        2002 .............................     1.30%          265     9.030143           2,393       1.72%        -9.70% 1/25/02

     Gartmore GVIT ID Moderately Conservative Fund
        2003 .............................     1.30%        3,555    10.691448          38,008       2.34%        12.23%
        2002 .............................     1.30%           99     9.526311             943       2.35%        -4.74% 1/25/02

     Gartmore GVIT International Growth Fund - Class I
        2003 .............................     1.30%        4,222     6.512199          27,495       0.00%        33.87%
        2002 .............................     1.30%        3,701     4.864470          18,003       0.00%       -25.09%

     Gartmore GVIT Money Market Fund - Class I
        2003 .............................     1.30%      388,834    14.800105       5,754,784       0.63%        -0.68%
        2002 .............................     1.30%      594,197    14.901808       8,854,610       1.26%        -0.10%
        2001  ............................     1.30%      788,057    14.917365      11,755,734       3.57%         2.25%
        2000 .............................     1.30%      857,846    14.589227      12,515,310       5.53%         4.66%
        1999 .............................     1.30%    1,082,615    13.940225      15,091,897       5.04%         3.49%

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
        2003 .............................     1.30%        3,455    10.370684          35,831       0.19%        23.77%
        2002 .............................     1.30%          178     8.379188           1,491       1.18%       -16.21% 5/1/02

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 .............................     1.30%       28,379     6.182099         175,442       0.00%        32.53%
        2002 .............................     1.30%       23,644     4.664552         110,289       0.00%       -34.15%
        2001  ............................     1.30%       10,664     7.083730          75,541       0.00%       -12.00%
        2000 .............................     1.30%        3,122     8.049546          25,131       0.00%       -29.07% 5/1/00

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 .............................     1.30%      130,023    16.651092       2,165,025       0.00%        54.83%
        2002 .............................     1.30%       95,522    10.754320       1,027,274       0.01%       -28.11%
        2001  ............................     1.30%      193,975    14.958425       2,901,560       0.03%        26.61%
        2000 .............................     1.30%      236,917    11.814503       2,799,057       0.00%         9.77%
        1999 .............................     1.30%       23,585    10.762831         253,841       0.00%        26.19%

     Gartmore GVIT Small Company Fund - Class I
        2003 .............................     1.30%       40,659    25.536562       1,038,291       0.00%        39.19%
        2002 .............................     1.30%       38,599    18.345997         708,137       0.00%       -18.40%
        2001  ............................     1.30%       42,033    22.482240         944,996       0.10%        -7.92%
        2000 .............................     1.30%       74,796    24.415235       1,826,162       0.03%         7.50%
        1999 .............................     1.30%       66,890    22.712185       1,519,218       0.00%        42.16%

     Gartmore GVIT Total Return Fund - Class I
        2003 .............................     1.30%       66,484    31.265566       2,078,660       0.56%        25.87%
        2002 .............................     1.30%       72,057    24.840096       1,789,903       0.85%       -18.42%
        2001  ............................     1.30%       91,363    30.449581       2,781,965       0.74%       -12.97%
        2000 .............................     1.30%      103,521    34.985736       3,621,758       0.63%        -3.38%
        1999 .............................     1.30%      115,322    36.208762       4,175,667       0.65%         5.56%

     Gartmore GVIT U.S. Growth Leaders Fund - Class I
        2003 .............................     1.30%       16,491    12.246750         201,961       0.00%        50.17%
        2002 .............................     1.30%        4,697     8.154993          38,304       0.00%       -18.45% 5/1/02

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 .............................     1.30%     13,360   $ 5.976684     $   79,848        0.25%        18.68%
        2002 .............................     1.30%     10,536     5.035896         53,058        0.30%       -17.02%
        2001  ............................     1.30%     15,561     6.068452         94,431        0.91%       -22.85%
        2000 .............................     1.30%     22,133     7.865419        174,085        1.33%       -21.35% 5/1/00

     Janus AS - Global Technology Portfolio - Service Shares
        2003 .............................     1.30%     36,630     3.505015        128,389        0.00%        44.58%
        2002 .............................     1.30%     22,402     2.424192         54,307        0.00%       -41.70%
        2001  ............................     1.30%     44,468     4.157888        184,893        0.56%       -38.13%
        2000 .............................     1.30%     52,739     6.720656        354,441        1.21%       -32.79% 5/1/00

     Janus AS - International Growth Portfolio - Service Shares
        2003 .............................     1.30%     53,588     5.798153        310,711        0.99%        32.80%
        2002 .............................     1.30%     59,542     4.366167        259,970        0.67%       -26.72%
        2001  ............................     1.30%     59,476     5.958051        354,361        0.70%       -24.43%
        2000 .............................     1.30%     72,749     7.883682        573,530        6.25%       -21.16% 5/1/00

     MAS GVIT Multi Sector Bond Fund - Class I
        2003 .............................     1.30%     10,621    12.528743        133,068        5.47%        10.67%
        2002 .............................     1.30%     10,843    11.320967        122,753        4.53%         5.82%
        2001  ............................     1.30%        269    10.698042          2,878        8.29%         2.84%
        2000 .............................     1.30%      1,928    10.403041         20,057        8.52%         4.03% 5/1/00

     Neuberger Berman AMT - Growth Portfolio
        2003 .............................     1.30%     67,899    19.952228      1,354,736        0.00%        29.71%
        2002 .............................     1.30%     70,474    15.382754      1,084,084        0.00%       -32.05%
        2001  ............................     1.30%    116,532    22.639891      2,638,272        0.00%       -31.27%
        2000 .............................     1.30%    110,577    32.939123      3,642,309        0.00%       -12.79%
        1999 ..........................        1.30%     97,552    37.771042      3,684,641        0.00%        48.46%

     Neuberger Berman AMT - Guardian Portfolio
        2003 .............................     1.30%      6,729     9.650858         64,941        0.84%        30.06%
        2002 .............................     1.30%      6,891     7.420249         51,133        0.80%       -27.40%
        2001  ............................     1.30%      7,490    10.220670         76,553        0.47%        -2.79%
        2000 .............................     1.30%      4,316    10.513749         45,377        0.59%        -0.17%
        1999 .............................     1.30%      2,945    10.531438         31,015        0.29%        13.45%

     Neuberger Berman AMT - Limited Maturity Bond Portfolio
        2003 .............................     1.30%     68,214    18.229469      1,243,505        4.41%         1.10%
        2002 .............................     1.30%     82,238    18.030897      1,482,825        4.91%         3.98%
        2001  ............................     1.30%     64,208    17.341018      1,113,432        5.78%         7.37%
        2000 .............................     1.30%     55,938    16.150810        903,444        6.96%         5.41%
        1999 .............................     1.30%     58,827    15.321478        901,317        5.57%         0.17%

     Neuberger Berman AMT - Partners Portfolio
        2003 .............................     1.30%     38,219    23.205843        886,904        0.00%        33.35%
        2002 .............................     1.30%     42,685    17.402827        742,840        0.53%       -25.12%
        2001  ............................     1.30%     58,929    23.242157      1,369,637        0.38%        -4.09%
        2000 .............................     1.30%     56,278    24.233377      1,363,806        0.79%        -0.59%
        1999 .............................     1.30%     69,118    24.377639      1,684,934        1.20%         5.98%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 .............................     1.30%     27,365     4.649735        127,240        0.00%        23.97%
        2002 .............................     1.30%     11,830     3.750690         44,371        0.65%       -28.72%
        2001  ............................     1.30%     12,032     5.262277         63,316        0.87%       -32.16%
        2000 .............................     1.30%     25,730     7.757136        199,591        0.00%       -22.43% 5/1/00

     Oppenheimer Bond Fund/VA - Initial Class
        2003 .............................     1.30%     39,108    23.210049        907,699        5.67%         5.40%
        2002 .............................     1.30%     66,289    22.020858      1,459,741        7.25%         7.67%
        2001  ............................     1.30%     71,479    20.452013      1,461,889        7.04%         6.39%
        2000 .............................     1.30%     57,658    19.224081      1,108,422        7.66%         4.73%
        1999 .............................     1.30%     70,351    18.355321      1,291,315        4.68%        -2.79%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Oppenheimer Capital Appreciation Fund/VA- Initial Class
        2003 .............................     1.30%     87,490   $14.153408     $1,238,282        0.38%       29.25%
        2002 .............................     1.30%     84,080    10.950071        920,682        0.64%      -27.81%
        2001  ............................     1.30%     89,005    15.167382      1,349,973        0.64%      -13.71%
        2000 .............................     1.30%     91,772    17.577949      1,613,164        0.12%       -1.51%
        1999 .............................     1.30%     60,384    17.847892      1,077,727        0.17%       39.83%

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003 .............................     1.30%     72,050    27.613518      1,989,554        0.76%       41.18%
        2002 .............................     1.30%     77,714    19.559687      1,520,062        0.56%      -23.14%
        2001  ............................     1.30%     89,126    25.449092      2,268,176        0.69%      -13.18%
        2000 .............................     1.30%    103,662    29.312842      3,038,628        0.27%        3.74%
        1999 .............................     1.30%     99,036    28.256521      2,798,413        0.92%       56.44%

     Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
        2003 .............................     1.30%     16,358     7.980692        130,548        0.90%       25.08%
        2002 .............................     1.30%      8,466     6.380282         54,015        0.65%      -19.85%
        2001  ............................     1.30%     11,244     7.960162         89,504        0.41%      -11.33%
        2000 .............................     1.30%      3,017     8.977032         27,084        0.00%      -10.23% 5/1/00

     Oppenheimer Multiple Strategies Fund/VA - Initial Class
        2003 .............................     1.30%     66,415    29.070523      1,930,719        2.82%       23.34%
        2002 .............................     1.30%     58,166    23.568558      1,370,889        3.60%      -11.56%
        2001  ............................     1.30%     95,325    26.649037      2,540,319        3.96%        0.89%
        2000 .............................     1.30%    102,256    26.413991      2,700,989        4.57%        5.07%
        1999 .............................     1.30%    106,259    25.139330      2,671,280        3.30%       10.35%

     Strong GVIT Mid Cap Growth Fund - Class I
        2003 .............................     1.30%     54,348     4.780255        259,797        0.00%       38.33%
        2002 .............................     1.30%     36,181     3.455755        125,033        0.00%      -37.83%
        2001  ............................     1.30%      3,579     5.558609         19,894        0.00%      -31.22%
        2000 .............................     1.30%      9,148     8.081237         73,927        0.00%      -19.19% 5/1/00

     Strong Opportunity Fund II, Inc.
        2003 .............................     1.30%     69,041    38.060714      2,627,750        0.07%       35.24%
        2002 .............................     1.30%     78,959    28.143339      2,222,170        0.38%      -27.77%
        2001  ............................     1.30%     99,955    38.960989      3,894,346        0.59%       -4.95%
        2000 .............................     1.30%    101,232    40.898881      4,140,276        0.00%        5.23%
        1999 .............................     1.30%    102,073    38.955700      3,976,325        0.00%       33.17%

     Strong VIF - Strong Discovery Fund II
        2003 .............................     1.30%     22,400    24.651908        552,203        0.00%       37.63%
        2002 .............................     1.30%     26,664    17.911803        477,600        0.00%      -13.15%
        2001  ............................     1.30%     35,961    20.624646        741,683        0.72%        2.73%
        2000 .............................     1.30%     29,577    20.076460        593,801        0.00%        3.05%
        1999 .............................     1.30%     32,996    19.481837        642,823        0.00%        3.73%

     Strong VIF - Strong International Stock Fund II
        2002 .............................     1.30%     28,207     5.494908        154,995        4.04%      -27.49%
        2001  ............................     1.30%     28,858     7.578594        218,703        0.00%      -23.15%
        2000 .............................     1.30%     77,557     9.861771        764,849        0.00%      -40.30%
        1999 .............................     1.30%    142,490    16.519505      2,353,864        0.17%       84.79%

     Turner GVIT Growth Focus Fund - Class I
        2003 .............................     1.30%     41,875     3.198637        133,943        0.00%       49.02%
        2002 .............................     1.30%      9,832     2.146502         21,104        0.00%      -43.60%
        2001  ............................     1.30%      2,633     3.805692         10,020        0.00%      -39.82%

     Van Eck WIT - Worldwide Bond Fund
        2003 .............................     1.30%     45,248    19.362563        876,117        1.75%       16.64%
        2002 .............................     1.30%     48,544    16.600653        805,862        0.00%       20.09%
        2001  ............................     1.30%     33,122    13.823940        457,877        4.39%       -6.33%
        2000 .............................     1.30%     31,281    14.757769        461,638        4.90%        0.56%
        1999 .............................     1.30%     34,273    14.675886        502,987        4.31%       -9.01%

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 .............................     1.30%     41,241    $9.169570     $  378,162        0.11%       52.20%
        2002 .............................     1.30%     32,199     6.024691        193,989        0.20%       -4.16%
        2001  ............................     1.30%     34,168     6.285993        214,780        0.00%       -3.09%
        2000 .............................     1.30%     37,709     6.486254        244,590        0.00%      -42.61%
        1999 .............................     1.30%    123,914    11.302972      1,400,596        0.00%       97.70%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 .............................     1.30%     52,868    17.487326        924,520        0.48%       43.21%
        2002 .............................     1.30%     42,486    12.211274        518,808        0.68%       -4.09%
        2001  ............................     1.30%     38,241    12.731937        486,882        1.21%      -11.61%
        2000 .............................     1.30%     57,160    14.404038        823,335        1.12%        9.97%
        1999 .............................     1.30%     71,735    13.098076        939,590        1.47%       19.44%

     Van Kampen UIF - Emerging Markets Debt Portfolio
        2003 .............................     1.30%     28,152    14.401515        405,431        0.00%       26.21%
        2002 .............................     1.30%      5,151    11.410385         58,775        6.91%        7.81%
        2001  ............................     1.30%      7,324    10.583651         77,515        9.40%        8.67%
        2000 .............................     1.30%      9,551     9.739230         93,019       12.32%        9.96%
        1999 .............................     1.30%      6,540     8.857388         57,927       16.19%       27.71%

     Van Kampen UIF - U.S. Real Estate Portfolio
        2003 .............................     1.30%     45,256    27.142344      1,228,354        0.00%       35.74%
        2002 .............................     1.30%     51,170    19.996209      1,023,206        3.29%       -2.07%
        2001  ............................     1.30%     53,253    20.418602      1,087,352        3.98%        8.41%
        2000 .............................     1.30%     50,123    18.833757        944,004        8.22%       26.41%
        1999 .............................     1.30%     39,678    14.898574        591,146        6.87%       -4.62%

   Contract Owners' Equity Total By Year

     2003.....................................   $  881,562,186
                                                 ==============

     2002.....................................   $  727,023,336
                                                 ==============

     2001.....................................   $  933,404,977
                                                 ==============

     2000.....................................   $1,071,884,297
                                                 ==============

     1999.....................................   $1,144,615,392
                                                 ==============

* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2003 and 2002, and the related consolidated statements of earnings, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.



/s/ KPMG LLP


Columbus, Ohio
March 11, 2004

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
             wholly owned subsidiary of Nationwide Financial Services, Inc.)

                            Consolidated Statements of Earnings

                                        (in millions)

                                                                                                            YEARS ENDED DECEMBER 31,
                                                                                             ---------------------------------------
                                                                                                2003          2002           2001
====================================================================================================================================

REVENUES:
Policy charges                                                                                 $ 924.1       $ 973.8       $1,017.3
Life insurance premiums                                                                          279.8         259.9          251.1
Net investment income                                                                          1,980.0       1,838.5        1,724.7
Net realized gains (losses) on investments, hedging instruments and hedged items:
Unrelated parties                                                                               (100.8)       (107.6)         (62.7)
Related parties                                                                                      -          23.2           44.4
Other income                                                                                      12.7           8.8            8.2
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                                 3,095.8       2,996.6        2,983.0
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                               1,300.4       1,241.2        1,238.7
Other benefits and claims                                                                        361.8         326.0          280.3
Policyholder dividends on participating policies                                                  41.2          45.2           41.7
Amortization of deferred policy acquisition costs                                                375.9         670.1          347.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)                48.4          36.0            6.2
Other operating expenses                                                                         533.7         508.6          439.3
------------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                                    2,661.4       2,827.1        2,354.1
------------------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal income tax expense                              434.4         169.5          628.9
Federal income tax expense                                                                        96.2           8.7          161.2
------------------------------------------------------------------------------------------------------------------------------------
Income from continuing operations                                                                338.2         160.8          467.7
Income from discontinued operations, net of tax                                                      -           0.7            1.2
 Cumulative effect of adoption of accounting principle, net of tax                                (0.6)            -           (7.1)
------------------------------------------------------------------------------------------------------------------------------------
Net income                                                                                     $ 337.6       $ 161.5        $ 461.8
====================================================================================================================================


See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                               Consolidated Balance Sheets
                            (in millions, except share amounts)

                                                                                                DECEMBER 31,       December 31,
                                                                                                   2003              2002
=============================================================================================================================

ASSETS:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $25,850.2 in 2003; $23,134.3 in 2002)                       $ 26,946.8      $ 24,169.0
      Equity securities (cost $74.0 in 2003; $85.1 in 2002)                                             85.6            84.3
   Mortgage loans on real estate, net                                                                8,345.8         7,923.2
   Real estate, net                                                                                     96.5           116.6
   Policy loans                                                                                        618.3           629.2
   Other long-term investments                                                                         130.6           137.5
   Short-term investments, including amounts managed by a related party                              1,860.8         1,210.3
-----------------------------------------------------------------------------------------------------------------------------
Total invested assets                                                                               38,084.4        34,270.1
-----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                     0.1             0.9
Accrued investment income                                                                              367.1           328.7
Deferred policy acquisition costs                                                                    3,219.3         2,971.1
Other assets                                                                                         1,815.5         1,243.6
Assets held in separate accounts                                                                    57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                     $ 100,570.9      $ 86,022.6
=============================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY:
Future policy benefits and claims                                                                 $ 35,322.3      $ 31,679.8
Short-term debt                                                                                        199.8               -
Long-term debt, payable to NFS                                                                         700.0           600.0
Other liabilities                                                                                    3,264.7         2,985.8
Liabilities related to separate accounts                                                            57,084.5        47,208.2
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   96,571.3        82,473.8
-----------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
Capital shares, $1 par value.  Authorized 5.0 million shares; 3.8 million shares issued                  3.8             3.8
   and outstanding
  Additional paid-in capital                                                                           271.3           171.1
  Retained earnings                                                                                  3,257.2         2,979.6
  Accumulated other comprehensive income                                                               467.3           394.3
-----------------------------------------------------------------------------------------------------------------------------
Total shareholder's equity                                                                           3,999.6         3,548.8
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                                                       $ 100,570.9      $ 86,022.6
=============================================================================================================================




See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity
                  Years Ended December 31, 2003, 2002 and 2001
                                  (in millions)



                                                                                                      ACCUMULATED
                                                                           ADDITIONAL                 OTHER            TOTAL
                                                               CAPITAL     PAID-ON     RETAINED       COMPREHENSIVE    SHAREHOLDER'S
                                                               SHARES      CAPITAL     EARNINGS       INCOME           EQUTY
=================================================================================================================================
=================================================================================================================================

Balance as of January 1, 2001                                     $ 3.8     $ 646.1    $2,436.3         $ 116.7        $ 3,202.9

Comprehensive income:
Net income                                                            -           -       461.8               -            461.8
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            98.2             98.2
Cumulative effect of adoption of accounting principles,
   net of tax                                                         -           -           -            (1.4)            (1.4)
Accumulated net losses on cash flow hedges, net of tax                -           -           -            (8.8)            (8.8)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 549.8
                                                                                                                  ---------------
Dividend to NFS                                                       -           -       (35.0)              -            (35.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                                   $ 3.8     $ 646.1    $2,863.1         $ 204.7        $ 3,717.7
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       161.5               -            161.5
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -           178.6            178.6
Accumulated net gains on cash flow hedges, net of tax                 -           -           -            11.0             11.0
                                                                                                                  ---------------
Total comprehensive income                                                                                                 351.1
                                                                                                                  ---------------
Returns of capital to NFS                                             -      (475.0)          -               -           (475.0)
Dividend to NFS                                                       -           -       (45.0)              -            (45.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   $ 3.8     $ 171.1    $2,979.6         $ 394.3        $ 3,548.8
=================================================================================================================================

Comprehensive income:
Net income                                                            -           -       337.6               -            337.6
Net unrealized gains on securities available-for-sale
   arising during the period, net of tax                              -           -           -            99.6             99.6
Accumulated net losses on cash flow hedges, net of tax                -           -           -           (26.6)           (26.6)
                                                                                                                  ---------------
Total comprehensive income                                                                                                 410.6
                                                                                                                  ---------------
Capital contributed by NFS                                            -       200.2           -               -            200.2
Return of capital to NFS                                              -      (100.0)          -               -           (100.0)
Dividend to NFS                                                       -           -       (60.0)              -            (60.0)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                   $ 3.8     $ 271.3    $3,257.2         $ 467.3        $ 3,999.6
=================================================================================================================================




See accompanying notes to unaudited consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
                                 (in millions)

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                   ----------------------------------------
                                                                                       2003          2002          2001
===========================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                             $ 337.6       $ 161.5       $ 461.8
Adjustments to reconcile net income to net cash provided by operating activities:
  Income from discontinued operations                                                        -          (0.7)         (1.2)
  Interest credited to policyholder account values                                     1,300.4       1,241.2       1,238.7
  Capitalization of deferred policy acquisition costs                                   (567.2)       (648.2)       (743.0)
  Amortization of deferred policy acquisition costs                                      375.9         670.1         347.9
  Amortization and depreciation                                                           69.3          (0.7)        (31.5)
  Realized losses (gains) on investments, hedging instruments and hedged items:
Unrelated parties                                                                        100.8         107.6          62.7
Related parties                                                                              -         (23.2)        (44.4)
  Cumulative effect of adoption of accounting principles                                  (0.9)            -          10.9
  Increase in other assets                                                              (640.7)       (606.1)       (271.8)
  Increase in policy and other liabilities                                               299.1         463.1         335.8
  Other, net                                                                               1.1          11.0         (47.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by continuing operations                                         1,275.4       1,375.6       1,318.9
    Net cash provided by discontinued operations                                             -           0.7           1.7
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by operating activities                                          1,275.4       1,376.3       1,320.6
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturity of available-for-sale securities                                4,101.6       3,887.7       3,933.9
Proceeds from sale of available-for-sale securities                                    2,220.5       1,534.9         497.2
Proceeds from repayments of mortgage loans on real estate                              1,478.3       1,009.0       1,204.4
Proceeds from sale of limited partnership to related parties                                 -          54.5         158.9
Cost of available-for-sale securities acquired                                        (9,366.7)     (9,874.5)     (7,123.6)
Cost of mortgage loans on real estate acquired                                        (1,914.4)     (1,810.2)     (2,123.1)
Short-term investments, net                                                             (639.9)       (193.1)       (568.7)
Disposal of subsidiary, net of cash                                                          -         (20.0)            -
Other, net                                                                               254.2         (31.8)        697.0
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,324.0)
    Net cash provided by discontinued operations                                             -             -           0.6
---------------------------------------------------------------------------------------------------------------------------
    Net cash used in investing activities                                             (3,866.4)     (5,443.5)     (3,323.4)
---------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in short-term debt                                                            199.8        (100.0)        (18.7)
Net proceeds from issuance of long-term debt to NFS                                      100.0         300.0         300.0
Capital contributed by NFS                                                               200.2             -             -
Capital returned to NFS                                                                 (100.0)       (475.0)            -
Cash dividends paid to NFS                                                               (60.0)        (35.0)        (35.0)
Increase in investment and universal life insurance product account values             5,116.1       6,278.9       5,976.7
Decrease in investment and universal life insurance product account values            (2,865.9)     (1,923.4)     (4,216.0)
---------------------------------------------------------------------------------------------------------------------------
    Net cash provided by financing activities                                          2,590.2       4,045.5       2,007.0
---------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash                                                           (0.8)        (21.7)          4.2
Cash, beginning of period                                                                  0.9          22.6          18.4
---------------------------------------------------------------------------------------------------------------------------
Cash, end of period                                                                      $ 0.1         $ 0.9        $ 22.6
===========================================================================================================================


 See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2003, 2002 and 2001

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS


     Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans, other investment products sold to institutions, life insurance and an advisory services program. The Company markets its products through a diverse distribution network, including independent broker/dealers, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists, certified public accounting firms and the following affiliated producers: Nationwide Retirement Solutions, TBG Financial, Nationwide Provident agents and Nationwide agents.


     Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The Ohio Department of Insurance has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See also note 14 for discussion of statutory capital requirements and dividend limitations.

     In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products, universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and accruals related to federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates and management believes the amounts provided are appropriate.

     (a)  Consolidation Policy

          The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest and, as discussed in note 2(n), effective December 31, 2003, the Company applied the provisions of FIN 46R to those special purpose entities (SPIEs) with which it is associated. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

              Notes to Consolidated Financial Statements, Continued

     (b)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs (DAC), future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

          The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

          Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value.

          Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb its best estimate of probable credit losses inherent in the portfolio at the balance sheet date. The valuation allowance for mortgage loans is comprised of a specific component, based on known impairments by specific loan and an unallocated component that is derived based on the Company's estimate of impairments inherent in the portfolio at the balance sheet date, but not specifically identified by loan. The unallocated component is derived for principal amounts related to loans without a specific reserve. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recognized into AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields. The Company may enter into a cross-currency basis swap (pay a variable US rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting, or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (d)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (e)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.

          Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of the DAC balance related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions, the complexity and judgments involved in related estimate, and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

          For other investment products and universal life insurance products, DAC is set each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          For traditional life insurance products, DAC is predominantly being amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are performed as required.

     (f)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (g)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

          The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 3.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

          The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2003 and 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

     (h)  Participating Business

          Participating business represented approximately 13% in 2003 (15% in 2002 and 17% in 2001) of the Company's life insurance in-force, 56% of the number of life insurance policies in-force in 2003 (59% in 2002 and 63% in 2001), and 11% of life insurance statutory premiums in 2003 (9% in 2002 and 9% in 2001). The provision for policyholder dividends was based on then current dividend scales and has been included in Future policy benefits and claims in the accompanying consolidated balance sheets.

     (i)  Federal Income Tax

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (j)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

     (k)  Recently Issued Accounting Pronouncements

          In December 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 132 (revised 2003) Employers' Disclosures about Pensions and Other Postretirement Benefits an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132 Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows, and net periodic benefit cost of defined benefit pension plans and other defined benefit pension plans. The Company adopted SFAS 132R effective December 31, 2003, except for disclosures about estimated benefit payments, which is expected to be adopted in the second quarter of 2004, as permitted by SFAS 132R.

          In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN
          46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIEs) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) the entity does not have sufficient equity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs acquired prior to January 31, 2003 to interim periods ending after December 15, 2003, with early adoption permitted.

          In December 2003, the FASB issued Interpretation No. 46 (revised December 2003) Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R) that required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. Public companies, including the Company, at a minimum, must apply the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable FASB pronouncements or guidance by the end of the first reporting period ending after December 15, 2003. The Company had no special purpose entity VIE's as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

          The Company is required to apply the provisions of FIN 46R to all entities created after December 31, 2003 and to all other entities no later than the beginning of the first reporting period beginning after March 15, 2004. FIN 46 may be applied on a prospective basis with a cumulative effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative effect adjustment as of the beginning of the first year restated. The Company plans to adopt the remaining provisions of FIN 46R during the first quarter of 2004. The adoption of the remaining provisions of FIN 46R is not expected to have a material impact on the results of operations or financial position of the Company.

          In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 addresses a number of topics; the most significant of which to the Company is the accounting for contracts with guaranteed minimum death benefits
          (GMDB). SOP 03-1 requires companies to evaluate the significance of the GMDB benefit to determine whether the contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options and sales inducements to contract holders. The Company adopted SOP 03-1 on January 1, 2004. As a result, the Company expects to record a cumulative effect adjustment resulting from the adoption of accounting principles of approximately $3.3 million, net of tax, during the first quarter of 2004. See note 21 for further discussion.

          In May 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as a cumulative effect of a change in accounting principle. The adoption of SFAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

          In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance and similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003, October 1, 2003 for the Company. Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as a cumulative effect of adoption of this accounting principal.

          In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees - an Iinterpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 did not have a material impact on the financial position or results of operations of the Company.

          In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 did not have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

          In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale, while providing additional criteria to determine when a long-lived asset is actually held-for-sale. SFAS 144 also broadens the definition of "discontinued operations," but does not allow for the accrual of future operating losses before they occur as previously required by APB 30. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 (SFAS 137), and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities (SFAS 138), was adopted by the Company effective January 1, 2001. All references hereafter to SFAS 133 include the amendments outlined in SFAS 137 and SFAS 138. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133, establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income in 2001. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) was recorded in AOCI as of January 1, 2001. The adoption of SFAS 133 resulted in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million.

          The adoption of SFAS 133 increases the Company's exposure to the volatility of reported earnings and other comprehensive income. The amount of volatility will, in part, vary with the level of derivative and hedging activities, fluctuations in market interest rates, foreign currency exchange rates and other hedged risks, during any period; and the effectiveness of hedging derivatives in offsetting changes in fiar value and cash flows attributable to those hedged risks.

          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on certain asset-backed investment securities that are not of high credit quality. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is less than its carrying value and that there has been an adverse change in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $2.3 million with a corresponding increase to AOCI.

     (l)  Discontinued Operations

          As described more fully in note 15, NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc. (NSI), a wholly owned broker/dealer subsidiary engaged in the asset management business. The accompanying consolidated financial statements and related notes reflect this business as discontinued operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     (m)  Reclassification

          Certain items in the 2002 and 2001 consolidated financial statements and related footnotes have been reclassified to conform to the 2003 presentation.

(3)  INVESTMENTS

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2003 and 2002 were:

                                                                                GROSS         GROSS
                                                               AMORTIZED     UNREALIZED    UNREALIZED      ESTIMATED
(in millions)                                                    COST           GAINS        LOSSES       FAIR VALUE
=======================================================================================================================

December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                      $1,042.5        $ 61.0         $ 1.9        $1,101.6
    Obligations of states and political subdivisions                 167.6           1.0           5.2           163.4
    Debt securities issued by foreign governments                     51.8           2.0           0.8            53.0
    Public securities                                             10,000.0         503.7          26.2        10,477.5
    Private securities                                             6,454.2         469.1          25.3         6,898.0
    Mortgage-backed securities - U.S. Government backed            3,990.1          73.9          21.8         4,042.2
    Asset-backed securities                                        4,144.0         129.0          61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           25,850.2       1,239.7         143.1        26,946.8
  Equity securities                                                   74.0          11.8           0.2            85.6
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $25,924.2      $1,251.5       $ 143.3       $27,032.4
=======================================================================================================================

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and obligations of U.S.
        Government corporations and agencies                       $ 774.3        $ 64.4         $ 0.3         $ 838.4
    Obligations of states and political subdivisions                  20.8           1.1             -            21.9
    Debt securities issued by foreign governments                     39.3           2.7             -            42.0
    Public securities                                              8,744.3         445.4          75.2         9,114.5
    Private securities                                             5,399.2         489.1          41.4         5,846.9
    Mortgage-backed securities - U.S. Government backed            4,347.5         146.5           0.1         4,493.9
    Asset-backed securities                                        3,808.9         157.3         154.8         3,811.4
-----------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities                           23,134.3       1,306.5         271.8        24,169.0
  Equity securities                                                   85.1           7.1           7.9            84.3
-----------------------------------------------------------------------------------------------------------------------
Total                                                            $23,219.4      $1,313.6       $ 279.7       $24,253.3
=======================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2003, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                              AMORTIZED      ESTIMATED
(in millions)                                                                                   COST         FAIR VALUE
=========================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                       $1,056.7       $1,079.1
   Due after one year through five years                                                          7,442.2        7,784.5
   Due after five years through ten years                                                         6,704.7        7,123.5
   Due after ten years                                                                            2,512.5        2,706.4
-------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                         17,716.1       18,693.5
    Mortgage-backed securities - U.S. Government backed                                           3,990.1        4,042.2
    Asset-backed securities                                                                       4,144.0        4,211.1
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                           $25,850.2      $26,946.8
=========================================================================================================================

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

(in millions)                                                                                   2003            2002
=========================================================================================================================

Unrealized gains, before adjustments and taxes                                               $    1,108.2    $   1,033.9
Adjustment to deferred policy acquisition costs                                                    (243.7)        (300.6)
Adjustment to future policy benefits and claims                                                    (110.6)        (133.2)
Deferred federal income tax                                                                        (264.2)        (210.0)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                                         $      489.7    $     390.1
=========================================================================================================================


An analysis of the change in gross unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                                   2003            2002            2001
=========================================================================================================================

   Fixed maturity securities                                                       $ 61.9         $ 625.5        $ 212.0
   Equity securities                                                                 12.4           (11.8)           5.5
-------------------------------------------------------------------------------------------------------------------------
Net change                                                                         $ 74.3         $ 613.7        $ 217.5
=========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of selected data about gross unrealized losses on available-for-sale securities by time on an unrealized loss position as of December 31, 2003 and 2002 follows:

                                      LESS THAN OR EQUAL TO                  MORE                      TOTAL
                                             ONE YEAR                   THAN ONE YEAR
                                     -------------------------------------------------------------------------------------
                                                       GROSS                      GROSS                         GROSS
                                      ESTIMATED     UNREALIZED    ESTIMATED    UNREALIZED      ESTIMATED      UNREALIZED
(in millions)                         FAIR VALUE      LOSSES      FAIR VALUE     LOSSES        FAIR VALUE       LOSSES
==========================================================================================================================
December 31, 2003:
  Fixed maturity securities:
    U.S. Treasury securities and          $ 154.4         $ 1.9          $ -           $ -         $ 154.4          $ 1.9
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and               123.4           5.2            -             -           123.4            5.2
      political subdivisions
    Debt securities issued by                19.9           0.8            -             -            19.9            0.8
      foreign governments
    Public securities                     1,236.7          24.5         31.7           1.7         1,268.4           26.2
    Private securities                      832.3          21.4         49.1           3.9           881.4           25.3
    Mortgage-backed securities -            984.9          21.7          5.3           0.1           990.2           21.8
       U.S. Government backed
    Asset-backed securities                 787.0          36.2        260.4          25.7         1,047.4           61.9
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   4,138.6         111.7        346.5          31.4         4,485.1          143.1
  Equity securities                           6.2           0.1          2.0           0.1             8.2            0.2
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 4,144.8       $ 111.8      $ 348.5        $ 31.5       $ 4,493.3        $ 143.3
==========================================================================================================================
% of gross unrealized loss                                 78.0%                      22.0%

DECEMBER 31, 2002:
  Fixed maturity securities:
    U.S. Treasury securities and           $ 55.3         $ 0.3          $ -           $ -          $ 55.3          $ 0.3
       obligations of U.S.
       Government corporations
       and agencies
    Obligations of states and                   -             -            -             -               -              -
      political subdivisions
    Debt securities issued by                   -             -            -             -               -              -
      foreign governments
    Public securities                       590.5          46.5        266.7          28.7           857.2           75.2
    Private securities                      245.6          32.8         70.4           8.6           316.0           41.4
    Mortgage-backed securities -             51.4           0.1         19.6             -            71.0            0.1
       U.S. Government backed
    Asset-backed securities                 576.3          62.6        260.8          92.2           837.1          154.8
--------------------------------------------------------------------------------------------------------------------------
        Total fixed maturity securities   1,519.1         142.3        617.5         129.5         2,136.6          271.8
  Equity securities                          24.6           3.9         16.1           4.0            40.7            7.9
--------------------------------------------------------------------------------------------------------------------------
Total                                   $ 1,543.7       $ 146.2      $ 633.6       $ 133.5       $ 2,177.3        $ 279.7
==========================================================================================================================
% of gross unrealized loss                                 52.3%                      47.7%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Proceeds from the sale of securities available-for-sale during 2003, 2002 and 2001 were $2.22 billion, $1.53 billion and $497.2 million, respectively. During 2003, gross gains of $104.0 million ($42.0 million and $31.3 million in 2002 and 2001, respectively) and gross losses of $27.6 million ($16.6 million and $10.1 million in 2002 and 2001, respectively) were realized on those sales.

     The Company had $27.2 million and $28.0 million of real estate investments as of December 31, 2003 and 2002, respectively, that were non-income producing during the preceding twelve months.

     Real estate is presented at cost less accumulated depreciation of $22.4 million as of December 31, 2003 ($18.6 million as of December 31, 2002). The carrying value of real estate held for disposal totaled $10.5 million and $46.0 million as of December 31, 2003 and 2002, respectively.

     The recorded investment of mortgage loans on real estate considered to be impaired was $46.3 million as of December 31, 2003 ($27.4 million as of December 31, 2002), which includes $46.3 million ($10.9 million as of December 31, 2002) of impaired mortgage loans on real estate for which the related valuation allowance was $3.9 million ($2.5 million as of December 31, 2002). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2003, the average recorded investment in impaired mortgage loans on real estate was $15.4 million ($5.5 million in 2002) and interest income recognized on those loans using the cash-basis method of income recognition, totaled $3.3 million in 2003 ($0.1 million in 2002).

     Activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31 was:

(in millions)                                                                   2003           2002         2001
=================================================================================================================

Allowance, beginning of period                                               $    43.4    $     42.9  $     45.3
Net (reductions) additions (credited) charged to allowance                       (14.3)          0.5        (2.4)
--------------------------------------------------------------------------------------------------------------
Allowance, end of period                                                     $    29.1    $     43.4  $     42.9
=================================================================================================================


     During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and expected losses incurred as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

     An analysis of investment income (loss) from continuing operations by investment type follows for the years ended December 31:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                  $1,453.1        1,332.5        1,181.1
   Equity securities                                                               1.4            1.9            1.8
Mortgage loans on real estate                                                    579.7          563.8          527.9
Real estate                                                                       21.7           26.8           33.1
Short-term investments                                                             9.3           12.6           28.0
Derivatives                                                                     (100.3)         (79.6)         (19.7)
Other                                                                             64.8           31.0           20.9
---------------------------------------------------------------------------------------------------------------------
    Gross investment income                                                    2,029.7        1,889.0        1,773.1
Less investment expenses                                                          49.7           50.5           48.4
---------------------------------------------------------------------------------------------------------------------
    Net investment income                                                     $1,980.0        1,838.5        1,724.7
=====================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     An analysis of net realized losses on investments, hedging instruments and hedged items, by source follows for the years ended December 31:

(in millions)                                                              2003           2002           2001
=============================================================================================================
UNRELATED PARTIES:
Realized gains on sales, net of hedging losses:
Fixed maturity securities, available-for-sale                     $          98.5      $ 42.0         $ 30.1
Hedging losses on fixed maturity sales                                      (42.4)      (36.2)          (1.5)
Equity securities, available-for-sale                                         5.5           -            1.2
Real estate                                                                   4.2        14.0            3.3
Mortgage loans on real estate                                                 3.0         3.2           11.2
Mortgage loan hedging losses                                                 (2.4)       (1.2)          (8.1)
Other                                                                           -         0.1            1.2
-------------------------------------------------------------------------------------------------------------
Total realized gains on sales - unrelated parties                            66.4        21.9           37.4
-------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities, available-for-sale                               (27.2)      (15.7)          (9.3)
Hedging gains on fixed maturity sales                                         9.2        10.7            0.1
Equity securities, available-for-sale                                        (0.4)       (0.9)          (0.8)
Real estate                                                                  (0.3)       (3.0)          (1.4)
Mortgage loans on real estate                                                (5.0)       (3.3)          (0.6)
Mortgage loan hedging gains                                                   0.5         0.9              -
Other                                                                        (2.0)       (1.0)          (7.7)
-------------------------------------------------------------------------------------------------------------
Total realized losses on sales - unrelated parties                          (25.2)      (12.3)         (19.7)
-------------------------------------------------------------------------------------------------------------

Other-than-temporary impairments:
Fixed maturity securities, available-for-sale                              (159.4)     (111.6)         (66.1)
Equity securities, available-for-sale                                        (8.0)          -          (13.8)
Real estate                                                                  (0.8)       (2.4)             -
Mortgage loans on real estate                                                11.7        (6.3)          (0.7)
-------------------------------------------------------------------------------------------------------------
Total other-than-temporary impairments                                  (156.5)        (120.3)         (80.6)
-------------------------------------------------------------------------------------------------------------

Credit default swaps                                                         13.3        (6.4)          (0.5)
Derivatives, excluding hedging gains and losses on                            1.2         9.5            0.7
   sales, and credit default swaps
-------------------------------------------------------------------------------------------------------------
Total unrelated parties                                                    (100.8)     (107.6)         (62.7)
Gain on sale of limited partnership - related party                             -        23.2           44.4
-------------------------------------------------------------------------------------------------------------
Net realized losses on investments,                                      $ (100.8)    $ (84.4)       $ (18.3)
   hedging instruments and hedged items
=============================================================================================================


     Fixed maturity securities with an amortized cost of $7.8 million as of December 31, 2003 and $7.3 million as of December 31, 2002 were on deposit with various regulatory agencies as required by law.

     As of December 31, 2003 and 2002 the Company had pledged fixed maturity securities with a fair value of $101.2 million and $152.4 million, respectively, as collateral to various derivative counterparties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     As of December 31, 2003 and 2002 the Company held collateral of $544.5 million and $413.1 million, respectively, on derivative transactions. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities. The Company also held $163.0 million and $25.9 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2003 and 2002, respectively.

     As of December 31, 2003 and 2002, the Company had loaned securities with a fair value of $958.1 million and $950.5 million, respectively. As of December 31, 2003 and 2002 the Company held collateral of $976.6 million and $974.5 million, respectively. This amount is invested in short-term investments with a corresponding liability recorded in other liabilities.

(4)  DEFERRED POLICY ACQUISITION COSTS

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Annuity
     - $213.4 million, Institutional Products - $7.8 million and Life Insurance
     - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, and resetting the assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products, as well as increasing the future lapses and costs related to guaranteed minimum death benefits (GMDB) on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

(5)  VARIABLE ANNUITY CONTRACTS

     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts:
     (1) Guaranteed Minimum Death Benefits (GMDB); (2) Guaranteed Minimum Accumulation Benefits (GMAB); and (3) Guaranteed Minimum Income Benefits
     (GMIB).

     The GMDB provides a specified minimum return upon death. Many, but not all of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse and the survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. There are six primary GMDB types that the company offers.

          o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit, however for some contracts, the GMDB reverts to the account value at a specified age, typically age 75.

          o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90 and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference being based on the definition of anniversary: monthaversary - evaluated monthly, annual - evaluated annually, and five-year - evaluated every fifth year.

          o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86 and for others the GMDB reverts to the account value at age 75.

          o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

          o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit, one where the benefit expires at age 86 and a credit of 4% of account value is deposited into the contract and the second where the benefit doesn't have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options (GTOs) or adherence to limitations required by an approved asset allocation strategy.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

          o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

          o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

          o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees as of December 31, 2003 and 2002:

                                                  2003                                             2002
                               -----------------------------------------------  ----------------------------------------------
                                  ACCOUNT       NET AMOUNT       WTD. AVG.         Account      Net amount       Wtd. Avg.
(in millions)                      VALUE         AT RISK 1     ATTAINED AGE         value         at risk 1    attained age
==============================================================================================================================

GMDB:
   Return of premium               $ 9,760.0  $         199.8            56.0    $   8,737.4   $        736.7            54.0
   Reset                            17,534.2            569.4            61.0       14,710.3          1,776.9            60.0
   Ratchet                           8,147.7            141.0            63.0        6,058.3            411.2            63.0
   Roll-up                             669.7             22.2            68.0          616.7             32.8            67.0
   Combo                             2,128.7             39.6            67.0        1,104.0            111.6            65.0
------------------------------------------------------------------------------------------------------------------------------
Subtotal                          $ 38,240.3            972.0            61.0     $ 31,226.7          3,069.2            59.0
                               ==============                                    =============
Earnings enhancement                 $ 314.1             10.9            59.0        $ 213.1              1.7            61.0
                                             -----------------------------------              --------------------------------
Total - GMDB                                          $ 982.9            61.0                       $ 3,070.9            59.0
                                             ===================================              ================================

GMAB:
5 Year                                $ 79.9            $ 0.1             N/A            n/a              n/a             n/a
7 Year                                 125.5              0.5             N/A            n/a              n/a             n/a
10 Year                                 43.4              0.1             N/A            n/a              n/a             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMAB                         $ 248.8            $ 0.7             N/A            n/a              n/a             n/a
==============================================================================================================================

GMIB: 2
Ratchet                              $ 416.6              $ -             N/A        $ 307.8              $ -             n/a
Roll-up                              1,131.9                -             N/A          664.4                -             n/a
Combo                                    1.1                -             N/A            0.1                -             n/a
------------------------------------------------------------------------------------------------------------------------------
Total - GMIB                       $ 1,549.6              $ -             N/A        $ 972.3              $ -             n/a
==============================================================================================================================

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

     Please refer to note 8 for discussion about the use of derivatives in managing the guarantee risks discussed above. Also, refer to the equity market risk section of note 12 for discussion about the risks associated with these guarantees.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the general account for the years ended December 31, 2003 and 2002:

(in millions)                                                GMDB             GMAB             GMIB            TOTAL
==========================================================================================================================

Balance as of December 31, 2001                                 $ 10.8              $ -              $ -           $ 10.8
Change in fair value                                              23.6                -                -             23.6
Paid guarantee benefits                                          (20.7)               -                -            (20.7)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                   13.7                -                -             13.7
NEW BUSINESS ACQUIRED                                                -              4.7                -              4.7
Change in fair value                                              30.0             (0.4)               -             29.6
Paid guarantee benefits, net of reinsurance                      (21.9)               -                -            (21.9)
--------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                 $ 21.8            $ 4.3              $ -           $ 26.1
==========================================================================================================================


     Account balances of contracts with guarantees were invested in separate accounts as follows as of each December 31:

(in millions)                                                                        2003            2002
===============================================================================================================

Bond mutual funds                                                                    $ 4,620.3       $ 4,476.3
Domestic equity mutual funds                                                          26,399.4        20,040.6
International equity mutual funds                                                      1,622.0         1,158.7
Money market funds                                                                     1,792.9         2,550.2
---------------------------------------------------------------------------------------------------------------
Total                                                                               $ 34,434.6      $ 28,225.8
===============================================================================================================



(6)  SHORT-TERM DEBT

     NLIC has established a $500.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 364 days or less. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003 at a weighted average effective rate of 1.07%, none as of December 31, 2002. See also note 16.

     The Company paid interest on short-term debt totaling $1.3 million, $0.7 million and $5.3 million in 2003, 2002 and 2001, respectively, including $0.1 million and $0.5 million to NFS in 2003 and 2002, respectively.

(7)  LONG-TERM DEBT, PAYABLE TO NATIONWIDE FINANCIAL SERVICES, INC.

     Following is a summary of surplus notes payable to NFS as of each December 31:

(in millions)                                                                                2003              2002
====================================================================================================================

7.50% surplus note, due December 17, 2031                                                 $ 300.0           $ 300.0
8.15% surplus note, due June 27, 2032                                                       300.0             300.0
6.75% surplus note, due December 23, 2033                                                   100.0                 -
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                   $ 700.0           $ 600.0
====================================================================================================================


     The Company made interest payments to NFS on surplus notes totaling $47.1 million in 2003, $30.1 million in 2002 and none in 2001. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(8)  DERIVATIVE FINANCIAL INSTRUMENTS

     QUALITATIVE DISCLOSURE

     Interest Rate Risk Management

     From time to time the Company purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month libor. The net receipt of a variable rate will then match the variable rate paid on the liability.

     Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise
     (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short Treasury futures during the commitment period.

     With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

     Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company enters into receive fixed, pay variable interest rate swaps.

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     In conjunction with the Company's medium-term note program, from time to time, the Company issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps resulting, when combined with the hedged obligations, in net U.S. dollar cash outflows.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     For a fixed rate liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month libor. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates. To manage this risk, the Company uses cross-currency interest rate swaps , resulting, when combined with hedged investments, in net U.S. dollar cash inflows.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency and receive a variable U.S. dollar rate, generally 3-month libor. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Equity Market Risk Management

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. To manage this risk, the Company has implemented a GMDB economic hedging program for primarily for certain new business generated after December 2002. The program does not qualify for hedge accounting under FAS 133, but is designed to offset changes in the value of the GMDB obligation up to a return of the contractholder's premiums paid less amounts withdrawn. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See note 12 for additional discussion.

     The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The GMAB is an embedded derivative, as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the income statement. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components, selected by the contract holder do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under FAS 133.

     Other Non-Hedging Derivatives

     From time-to-time, the Company enters into basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and cash instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

     QUANTITATIVE DISCLOSURE

     Fair Value Hedges

     During the years ended December 31, 2003, 2002 and 2001 gains of $4.2 million, $7.1 million and $2.1 million, respectively, were recognized in net realized losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the year ended December 31, 2003 and 2002, the ineffective portion of cash flow hedges was a loss of $5.4 and a gain of $1.8 million in 2002. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying less than $0.2 million in losses out of AOCI over the next 12-month period.

     In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2003, 2002 and 2001 the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings because it became probable that a forecasted transaction would not occur.

     Other Derivative Instruments, Including Embedded Derivatives

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2003, 2002 and 2001 include a net gain of $11.8 million, a net loss of $2.2 million and a net loss of $1.6 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2003, 2002 and 2001, net gains of $4.2 million, $120.4 million and a net loss of $27.7 million, respectively, were recorded in net realized losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate medium-term notes denominated in foreign currencies. An additional net gain of $0.9, loss of $119.6 million and a net gain of $26.3 million were recorded in net realized losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2003, 2002 and 2001, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The notional amount of derivative financial instruments outstanding as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                              2003           2002
===================================================================================================================

 INTEREST RATE SWAPS:
   Pay fixed/receive variable rate swaps hedging investments                               $1,954.7      $ 2,206.5
   Pay variable/receive fixed rate swaps hedging investments                                  188.2          229.7
   Pay variable/receive variable rate swaps                                                   154.0          221.0
   Pay variable/receive fixed rate swaps hedging liabilities                                  500.0          500.0
   Pay variable/receive variable rate swaps                                                   430.0          430.0
   Other contracts hedging investments                                                        842.5          690.8
CROSS CURRENCY INTEREST RATE SWAPS:
    Hedging foreign currency denominated investments                                          580.1          111.0
    Hedging foreign currency denominated liabilities                                        2,643.9        3,033.6
Futures contracts                                                                           2,615.8        4,250.9
-------------------------------------------------------------------------------------------------------------------
Total                                                                                      $9,909.2      $11,673.5
===================================================================================================================


(9)  FEDERAL INCOME TAX

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries, including NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2003 and 2002 were as follows:

(in millions)                                                                                  2003            2002
========================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 594.8        $ 549.6
   Derivatives                                                                                      11.7           40.2
   Other                                                                                           104.4           40.1
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax assets                                                                   710.9          629.9
   Less valuation allowance                                                                         (7.0)          (7.0)
------------------------------------------------------------------------------------------------------------------------
       Net deferred tax assets                                                                     703.9          622.9
------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       390.0          402.2
   Equity securities and other investments                                                          42.7           37.4
   Deferred policy acquisition costs                                                               840.8          762.0
   Other                                                                                            88.1           50.5
------------------------------------------------------------------------------------------------------------------------
       Gross deferred tax liabilities                                                            1,361.6        1,252.1
------------------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                          $ 657.7        $ 629.2
========================================================================================================================


     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for each of the years in the three-year period ended December 31, 2003.

     The Company's current federal income tax liability was $106.3 million and $176.4 million as of December 31, 2003 and 2002, respectively.

     Federal income tax expense attributable to income from continuing operations before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

(in millions)                                                                  2003           2002           2001
======================================================================================================================

Current                                                                     $      106.7        $ 63.7         $ 32.2
Deferred                                                                           (10.5)        (55.0)         129.0
----------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                  $       96.2        $  8.7         $161.2
======================================================================================================================

     The customary relationship between federal income tax expense and pre-tax income from continuing operations before cumulative effect of adoption of accounting principles did not exist in 2002. This is a result of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see note 4) being calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Total federal income tax expense for the years ended December 31, 2003, 2002 and 2001 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                   2003                   2002                    2001
                                               ---------------------- ----------------------- -----------------------
(in millions)                                     AMOUNT        %        Amount        %         Amount        %
=====================================================================================================================

Computed (expected) tax expense               $  152.0         35.0    $  59.3        35.0     $ 220.1        35.0
Tax exempt interest and dividends
  received deduction                             (45.7)       (10.5)     (38.9)      (22.9)      (48.8)       (7.7)
Income tax credits                               (10.8)        (2.5)     (12.7)       (7.5)      (11.5)       (1.8)
Other, net                                         0.7          0.1        1.0         0.5         1.4         0.1
---------------------------------------------------------------------------------------------------------------------
Total (effective rate for each year)          $   96.2         22.1    $   8.7         5.1    $  161.2        25.6
=====================================================================================================================


     Total federal income tax paid (refunded) was $176.0 million, $71.0 million and $(45.4) million during the years ended December 31, 2003, 2002 and 2001, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified to be included in the NMIC consolidated federal income tax return.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(10) COMPREHENSIVE INCOME

     Comprehensive income includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income is comprised of net unrealized gains on securities available-for-sale and accumulated net gains (losses) on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2003, 2002 and 2001 were as follows:

                                                                                            YEARS ENDED DECEMBER 31,
                                                                          -------------------------------------------
(in millions)                                                                 2003           2002           2001
=====================================================================================================================

Unrealized (losses) gains on securities available-for-sale arising during the period:
Gross                                                                      $     (16.7)       $ 527.5        $ 164.0
Adjustment to deferred policy acquisition costs                                   56.9         (205.7)         (71.7)
Adjustment to future policy benefits and claims                                   22.6         (133.2)             -
Related federal income tax expense                                               (22.4)         (66.0)         (32.3)
---------------------------------------------------------------------------------------------------------------------
Net unrealized gains                                                              40.4          122.6           60.0
---------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net losses on securities available-for-sale realized during the period:
Gross                                                                             91.0           86.2           58.7
Related federal income tax benefit                                               (31.8)         (30.2)         (20.5)
---------------------------------------------------------------------------------------------------------------------
Net reclassification adjustment                                                   59.2           56.0           38.2
---------------------------------------------------------------------------------------------------------------------

Other comprehensive income on securities                                          99.6          178.6           98.2
   available-for-sale
---------------------------------------------------------------------------------------------------------------------

Accumulated net (losses) gains on cash flow hedges:
Gross                                                                            (40.9)          16.9          (13.5)
Related federal income tax benefit (expense)                                      14.3           (5.9)           4.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income on cash flow hedges                            (26.6)          11.0           (8.8)
---------------------------------------------------------------------------------------------------------------------

Accumulated net loss on transition adjustments:
Transition adjustment - SFAS 133                                                     -              -           (5.6)
Transition adjustment - EITF 99-20                                                   -              -            3.5
Related federal income tax benefit                                                   -              -            0.7
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss on transition adjustments                                   -              -           (1.4)
---------------------------------------------------------------------------------------------------------------------

Total other comprehensive income                                           $      73.0    $     189.6     $     88.0
=====================================================================================================================


     Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2003, 2002 and 2001 and, therefore, are not reflected in the table above.

(11) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought, or in case of liabilities incurred, or sold, or in the case of liabilities settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models, and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

          Fixed maturity and equity securities: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, the Company's internal corporate pricing matrix is not suitable for valuing certain fixed maturity securities, particularly those with complex cash flows such as certain mortgage-backed and asset-backed securities. In these cases, a separate "structured product pricing matrix" has been developed to value, as appropriate, using the same methodology described above. For securities for which quoted market prices are not available and for which the Company's structured product pricing matrix is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2003, 68% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company's pricing matricies and 11% from other sources.

          Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

          Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


          Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

          Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

          Policy reserves on life insurance contracts: Included are disclosures for individual and corporate-owned life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

          Short-term debt and collateral received - securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximates their fair value.

          Long-term debt, payable to NFS: The fair value for long-term debt is based on estimated market prices.

          Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 12.

          Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest rate swaps are calculated with pricing models using current rate assumptions.

          Futures contracts: The fair value for futures contracts is based on quoted market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                 2003                        2002
                                                              --------------------------- --------------------------
                                                               CARRYING      ESTIMATED     Carrying      Estimated
(in millions)                                                   AMOUNT       FAIR VALUE     amount      fair value
====================================================================================================================

ASSETS
   Investments:
      Securities available-for-sale:
         Fixed maturity securities                              $26,946.8      $26,946.8   $ 24,169.0    $ 24,169.0
         Equity securities                                           85.6           85.6         84.3          84.3
      Mortgage loans on real estate, net                          8,345.8        8,830.0      7,923.2       8,536.4
      Policy loans                                                  618.3          618.3        629.2         629.2
      Short-term investments                                      1,860.8        1,860.8      1,210.3       1,210.3
   Cash                                                               0.1            0.1          0.9           0.9
   Assets held in separate accounts                              57,084.5       57,084.5     47,208.2      47,208.2

LIABILITIES
   Investment contracts                                         (28,663.4)     (27,239.8)   (25,276.3)    (23,634.1)
   Policy reserves on life insurance contracts                   (6,658.9)      (6,706.7)    (6,403.5)     (6,479.6)
Short-term debt                                                    (199.8)        (199.8)           -             -
   Long-term debt, payable to NFS                                  (700.0)        (803.7)      (600.0)       (728.5)
   Collateral received - securities lending and derivatives      (1,521.1)      (1,521.1)    (1,363.6)     (1,363.6)
   Liabilities related to separate accounts                     (57,084.5)     (56,118.6)   (47,208.2)    (45,524.6)

DERIVATIVE FINANCIAL INSTRUMENTS
   Interest rate swaps hedging assets                               (99.4)         (99.4)      (141.2)       (141.2)
   Cross currency interest rate swaps                               599.1          599.1        325.1         325.1
   Futures contracts                                                (25.2)         (25.2)       (45.7)        (45.7)
   Other derivatives                                                  4.6            4.6            -             -
--------------------------------------------------------------------------------------------------------------------


(12) RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by State insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments, and determines whether any securities are impaired or loans are deemed uncollectible and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to and the Company's current and expected future capital position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the uinderlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $391.8 million extending into 2004 were outstanding as of December 31, 2003. The Company also had $110.3 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2003.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2003, the Company's credit risk from these derivative financial instruments was $75.8 million, net of $544.5 million of cash collateral and $163.0 million in securities pledged as collateral.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2003, approximately 80% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or GMAB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value, which could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments, however the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore the hedging activity will lead to volatility of earnings. This volatility was negligible in 2003. As of December 31, 2003, the net amount at risk, defined as the excess of the death benefit over the account value, was $2.8 billion before reinsurance and $982.9 million net of reinsurance. As of December 31, 2003 and 2002, the Company's reserve for GMDB claims was $21.8 million and $13.7 million, respectively. See note 21 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The Company also offers certain variable annuity products with a GMAB rider. The GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time, 5, 7 or 10 years, selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. The GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlation's of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under FAS 133. See note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2003. The fair value of the GMAB embedded derivative as of December 31, 2003 was $4.3 million. Changes in the fair value of the GMAB embedded derivative and the hedging instruments totaled $(0.4) million and $(0.1) million, respectively, during the year ended December 31, 2003.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U. S. As of December 31, 2003, the Company has a diversified portfolio with no more than 23% in any geographic area and no more than 2% with any one borrower. As of December 31, 2003, 31% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

     Significant Business Concentrations: As of December 31, 2003, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

     Guarantee Risk: In connection with the selling of securitized interests in Low Income Housing Tax Credit Funds (Tax Credit Funds), see note 18, the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated.

     Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account individual annuity business. Total recoveries due from these contracts were $635.9 million as of December 31, 2003. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contract.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(13) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

     The Company, together with certain affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2003, 2002 and 2001 were $13.2 million, $10.0 million and $5.0 million, respectively. The Company has recorded a prepaid pension asset of $7.7 million as of December 31, 2003 compared to pension liability of $0.5 million as of December 31, 2002.

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than three percent through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. FASB Staff Position FAS 106-1, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 permits employers that sponsor postretirement benefit plans to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. Specific authoritative guidance on accounting for the Act is pending. The issued guidance could require the plan sponsor to change previously reported information. The Company will defer recognition of the Act until the guidance is issued. Any measures of the accumulated postretirement benefit obligation (APBO) and net periodic postretirement benefit cost (NPPBC) do not reflect the effects of the Act.

     The Company's accrued postretirement benefit expense as of December 31, 2003 and 2002 was $50.5 million and $51.9 million, respectively, and the NPPBC for 2003, 2002 and 2001 was $1.1 million, $3.5 million and $2.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     Information regarding the funded status of the pension plans as a whole and the postretirement life and health care benefit plan as a whole, both of which are U.S. plans, as of December 31, 2003 and 2002 follows:

                                                                  PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                             ---------------------------  ------------------------------
(in millions)                                                   2003           2002           2003            2002
========================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                    $  2,236.2      $   2,132.2     $   269.7      $   314.0
Service cost                                                    104.0            103.3           9.9           13.2
Interest cost                                                   131.7            135.6          19.5           22.5
Participant contributions                                           -                -           4.2            4.0
Plan amendment                                                    1.6            (11.5)            -         (117.7)
Actuarial loss (gain)                                            85.1            (13.1)         (2.8)          54.0
Benefits paid                                                  (101.6)           (97.6)        (20.4)         (20.3)
Impact of settlement/curtailment                                    -            (12.7)            -              -
Impact of plan merger                                               -                -          26.7              -
------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                             2,457.0          2,236.2         306.8          269.7
------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                1,965.0          2,200.7         106.9          119.7
Actual return on plan assets                                    265.4           (142.4)         16.5          (12.7)
Employer contributions1                                         113.6              4.3          20.3           16.2
Participant contributions                                           -                -           4.2            4.0
Benefits paid1                                                 (101.6)           (97.6)        (20.4)         (20.3)
------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                      2,242.4          1,965.0         127.5          106.9
------------------------------------------------------------------------------------------------------------------------

Funded status                                                  (214.6)          (271.2)       (179.3)        (162.8)
Unrecognized prior service cost                                  30.3             33.6        (103.3)        (116.9)
Unrecognized net losses                                         192.1            225.9          56.9           71.9
Unrecognized net (asset) obligation at transition                (2.5)            (3.8)            -            0.1
------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                        $      5.3  $         (15.5)    $  (225.7)     $  (207.7)
========================================================================================================================
------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                             $  2,020.2      $   1,821.0           N/A            N/A
========================================================================================================================

          ________

          1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

     Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3 percent per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

     The plan sponsor and participating employers, including the Company, expect to contribute $130.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2004.

     Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11.5 million from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     On June 30, 2002, NMIC Medicare operations ceased, and all Medicare employees were terminated as Nationwide employees. Curtailment charges of $10.5 million and curtailment credits of $10.0 million were directly assigned to NMIC for the years ended December 31, 2003 and 2002 respectively.

     Weighted average assumptions used in calculating benefit obligations and the funded status of the pension plan and postretirement life and health care benefit plan as of the end of each period presented were as follows:

                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                        ----------------------------  -----------------------------
                                                            2003           2002           2003           2002
===================================================================================================================

Discount rate                                                  5.50%          6.00%          6.10%           6.60%
Rate of increase in future compensation levels                 4.00%          4.50%              -               -
Assumed health care cost trend rate:
Initial rate                                                       -              -        11.00%1         11.30%1
Ultimate rate                                                      -              -         5.20%1          5.70%1
Declining period                                                   -              -       11 YEARS        11 Years
-------------------------------------------------------------------------------------------------------------------


          ________
          1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     The Company uses a December 31 measurement date for all plans.

     The asset allocation for the pension plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                                 TARGET
                                                                          ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                    2004                  2003             2002
===================================================================================================================================
Equity Securities                                                                40 - 65                      45%              43%
Debt Securities                                                                  25 - 50                      55%              57%
Real Estate                                                                       0 - 10                       0%               0%
Total                                                                                  -                     100%             100%
===================================================================================================================================


     The plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilit ies for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified US investment grade bonds, diversified high-yield US securities, and international fixed income, emerging markets, and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The asset allocation for the other postretirement life and healthcare benefit plan as a whole at the end of 2003 and 2002, and the target allocation for 2004, by asset category, are as follows:

                                                                               TARGET
                                                                        ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Asset Category                                                                  2004                  2003             2002
=================================================================================================================================
                                                                                     -
Equity Securities                                                              50 - 80                 59%               53%
Debt Securities                                                                20 - 50                 35%               39%
Other                                                                           0 - 10                  6%                8%
Total                                                                                -                100%              100%
=================================================================================================================================


         The other postretirement life and health care benefit plan employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. Plan investments for retiree life insurance benefits include a retiree life insurance contract issued by NLIC and for retiree medical liabilities both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified US equities. The investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                    2003            2002             2001
========================================================================================================================

Service cost (benefits earned during the period)                           $     104.0    $      103.3   $        89.3
Interest cost on projected benefit obligation                                    131.7           135.6           129.1
Expected return on plan assets                                                  (156.7)         (178.6)         (183.8)
Recognized gains                                                                   0.1               -            (7.8)
Amortization of prior service cost                                                 4.5             4.4             3.2
Amortization of unrecognized transition asset                                     (1.3)           (1.3)           (1.3)
------------------------------------------------------------------------------------------------------------------------
       Net periodic pension cost                                            $     82.3    $       63.4   $        28.7
========================================================================================================================


     Weighted average assumptions used in calculating the net periodic pension cost, set at the beginning of each year, for the pension plan were as follows:

                                                                             2003           2002           2001
====================================================================================================================

Weighted average discount rate                                              6.00%          6.50%          6.75%
Rate of increase in future compensation levels                              4.50%          4.75%          5.00%
Expected long-term rate of return on plan assets                            7.75%          8.25%          8.00%
--------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied and long-term historical relationships between equities and fixed-income are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run called a risk premium. Historic risk premiums are used to develop expected real rates of return of each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated in the process as follows. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historic real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return for plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

     In 2002, the pension plan's target investment portfolio was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

     The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2003, 2002 and 2001 were as follows:

(in millions)                                                                 2003           2002           2001
=====================================================================================================================
Service cost (benefits attributed to employee service during the year)        $ 9.9         $ 13.2         $ 12.6
Interest cost on accumulated postretirement benefit obligation                 19.5           22.5           21.4
Expected return on plan assets                                                 (8.0)          (9.2)          (9.6)
Amortization of unrecognized transition obligation of affiliates                  -            0.6            0.6
Net amortization and deferral                                                  (9.9)          (0.5)          (0.4)
---------------------------------------------------------------------------------------------------------------------
NPPBC                                                                         $11.5         $ 26.6         $ 24.6
=====================================================================================================================


     Weighted average actuarial assumptions used for the measurement of the NPPBC, set at the beginning of each year, for the postretirement benefit plan for 2003, 2002 and 2001 were as follows:

                                                                                      2003           2002           2001
==========================================================================================================================

Discount rate                                                                         6.60%          7.25%          7.50%
Long-term rate of return on plan assets                                               7.50%          7.75%          8.00%
Assumed health care cost trend rate:
Initial rate                                                                         11.30% 1        11.00% 1       11.00%
Ultimate rate                                                                         5.70% 1        5.50%  1       5.50%
Declining period                                                                   11 YEARS        4 Years        4 Years
--------------------------------------------------------------------------------------------------------------------------

1 The 2003 initial rate is 12.0% for participants over age 65, with an ultimate rate of 5.6% and the 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.3%.

     Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the NPPBC for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 22%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.5 million, $5.7 million and $5.6 million for 2003, 2002 and 2001, respectively, including $0.5 million and $0.4 million related to discontinued operations for 2002 and 2001, respectively.

(14) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of NLIC as of December 31, 2003 and 2002 was $2.23 billion and $1.61 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2003, 2002 and 2001 was $444.4 million, $92.5 million and $83.1 million, respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of January 1, 2004, based on statutory financial results as of and for the year ended December 31, 2003, NLIC could pay dividends totaling $284.4 million without obtaining prior approval. In February 2004, NLIC obtained prior approval from the Ohio Department of Insurance to pay a dividend to NFS in the amount of $75.0 million because the December 31, 2003 statutory financial statements had not been filed at the time of the dividend.

     In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


(15) RELATED PARTY TRANSACTIONS

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2003, 2002 and 2001, the Company made payments to NMIC and Nationwide Services Company, LLC, totaling $170.4 million, $135.6 million and $139.8 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     NLIC has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.22 billion and $4.50 billion as of December 31, 2003 and 2002, respectively. Total revenues from these contracts were $138.9 million, $143.3 million and $150.7 million for the years ended December 31, 2003, 2002 and 2001, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $111.8 million, $114.8 million and $122.5 million for the years ended December 31, 2003, 2002 and 2001, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2003 and 2002, customer allocations to GGI funds were $12.80 billion and $12.21 billion, respectively. For the years ended December 31, 2003 and 2002, GGI paid the Company $38.6 million and $35.3 million, respectively, for the distribution and servicing of these funds.

     NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by NLIC, although a fee is paid to NLIC for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2003, 2002 and 2001 were $286.7 million, $325.0 million and $200.7 million, respectively, while benefits, claims and expenses ceded were $247.5 million, $328.4 million and $210.1 million, respectively.

     Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $24.8 million, $24.9 million and $26.4 million for the years ended December 31, 2003, 2002 and 2001, respectively.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2003, 2002 and 2001, the Company made lease payments to NMIC and its subsidiaries of $17.5 million, $20.2 million and $18.7 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2003 and 2002, the Company had no borrowings from affiliated entities under such agreements. During 2003, 2002 and 2001, the most the Company had outstanding at any given time was $126.0 million, $224.9 million and $368.5 million, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $0.1 million, $0.3 million and $0.2 million for 2003, 2002 and 2001, respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $205.9 million and $87.0 million as of December 31, 2003 and 2002, respectively, and are included in short-term investments on the accompanying consolidated balance sheets. For the years ending December 31, 2003, 2002 and 2001, the Company paid NCMC fees and expenses totaling $0.3 million, $0.3 million and $0.4 million, respectively.

     Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for each of the years in the three year period ended December 31, 2003 were $62.0 million, $50.3 million and $52.9 million, respectively.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in note 9, beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $71.0 million and $(45.4) million for the years ended December 31, 2002 and 2001, respectively. Total payments to (from) NLAIC were $(2.7) million and $0 for the years ended December 31, 2003 and 2002, respectively.

     In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

     In first quarter 2003 NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

     In 2003 and 2002, NLIC paid dividends of $60.0 million and $35.0 million, respectively, to NFS. During 2003 and 2002 NLIC paid dividends in the form of return of capital of $100.0 million and $475.0 million to NFS, respectively. Furthermore, in February 2004, NLIC paid a $75.0 million dividend to NFS.

     In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI, a wholly owned broker/dealer subsidiary. Therefore, the results of the operations of NSI have been reflected as discontinued operations for all periods presented. This was a transaction between related parties and therefore was recorded at carrying value, $10.0 million, of the underlying components of the transaction rather than fair value. Such amount represents a non-cash transaction that is not reflected in the Consolidated Statement of Cash Flows.

     In December 2001, NLIC issued NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $47.1 million and $30.1 million in 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million and $0.5 million in 2003 and 2002, respectively. As of December 31, 2003 there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     During 2001, the Company entered into a transaction with NMIC, whereby it sold 78% of its interest in a limited partnership (representing 49% of the limited partnership) to NMIC for $158.9 million. As a result of this sale, the Company recorded a realized gain of $44.4 million, and related tax expense of $15.5 million. During 2002, the Company entered into transactions with NMIC and Nationwide Indemnity Company (NIC), whereby it sold 100% of its remaining interest in the limited partnership (representing 15.11% of the limited partnership) to NMIC and NIC for a total of $54.5 million. As a result of this sale, the Company recorded a realized gain of $23.2 million and related tax expense of $8.1 million. The sales prices for each transaction, which were paid in cash, represented the fair value of the portions of limited partnership interests that were sold and were based on valuations of the limited partnership and its underlying investments as of the effective dates of the transactions. The valuations were completed by qualified management of the limited partnership and utilized a combination of internal and independent valuations of the underlying investments of the limited partnership. Additionally, senior financial officers and the Boards of Directors of the Company and NMIC separately reviewed, through their respective Finance Committees, and approved the process and methodology of the valuations prior to the execution of these transactions. The Company no longer holds an economic or voting interest in the limited partnership.

(16) BANK LINES OF CREDIT

     The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five-year $700.0 million agreement maturing in May of 2005 and a 364 day $300.0 million agreement maturing in May of 2004 with a group of financial institutions. The Company and NMIC intend to renew both parts of the credit facility in 2004. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $1.69 billion and NLIC maintain statutory surplus in excess of $935.0 million. The Company had no amounts outstanding under this agreement as of December 31, 2003. NLIC is currently required to maintain an available credit facility equal to 50% of any amounts outstanding under its $500.0 million commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by an amount equal to 50% of any commercial paper outstanding. NLIC had $199.8 million of commercial paper outstanding as of December 31, 2003.

     Also, the Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The maximum amount available under the agreement is $100.0 million. The borrowing rate on this program rate is equal to fed funds plus 3 basis points. There were no amounts outstanding under this agreement as of December 31, 2003.

(17) CONTINGENCIES

     On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting the Company's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against NLIC in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and the Company is of evaluating its merits. The Company intends to defend this lawsuit vigorously.

     On August 15, 2001, the Company was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that the Company acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by the Company and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On January 30, 2004, the Company filed its Revised Memorandum in Support of Summary Judgment, and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. The Company intends to defend this lawsuit vigorously.

     On May 1, 2003, a class action was filed against NLIC in the United States District Court for the Eastern District of Louisiana, (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. Plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. Plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. The Company's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

     On January 21, 2004, the Company was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that the Company and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and the Company intends to defend it vigorously.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

     The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the United States Securities and Exchange Commission and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. The Company has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. The Company is cooperating with these regulatory agencies and is responding to those information requests.

     There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

(18) SECURITIZATION TRANSACTIONS

     To date, the Company has sold $290.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 5.10% to 5.25% and as of December 31, 2003 held guarantee reserves totaling $2.9 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. To the extent that the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.

     The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $824.2 million. The Company does not anticipate making any payments related to the guarantees.

     At the time of the sales, $4.3 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant among other criteria. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly and upon stabilizing, the collateral is released. During 2003 and 2002, $3.1 million and $0.5 million of stabilization collateral had been released into income, respectively.

     To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of any and/or all of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) SEGMENT INFORMATION

     The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

     The Institutional Products segment is comprised of the Company's private and public sector group retirement plans, medium-term note program and structured products initiatives. The private sector includes the 401(k) business generated through fixed and variable annuities. The public sector includes the Internal Revenue Code Section 457 business in the form of fixed and variable annuities.

     The Life Insurance segment consists of investment life products, including individual variable life and COLI products, traditional life insurance products and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

     In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, unallocated expenses and interest expense on debt and expenses of the Company's non-insurance subsidiaries not reported within the three product segments. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items in the Corporate segment, but does not consider them as part of pre-tax operating earnings.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

         The following tables summarize the financial results of the Company's business segments for the years ended December 31, 2003, 2002 and 2001.

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2003
Net investment income                                  $      807.9  $      787.7  $      324.3 $     60.1   $     1,980.0
Other operating revenue                                       517.7         162.3         536.2        0.4         1,216.6
Net realized losses on investments, hedging                       -             -             -     (100.8)         (100.8)
   instruments and hedged items
---------------------------------------------------------------------------------------------------------------------------
   Total  operating revenues                                1,325.6         950.0         860.5      (40.3)        3,095.8
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              602.5         512.3         185.6          -         1,300.4
Amortization of deferred policy acquisition costs             228.4          45.6        101.9           -           375.9
Interest expense on debt, primarily with NFS                      -             -             -       48.4            48.4
Other benefits and expenses                                   324.0         183.1         423.0        6.6           936.7
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,154.9         741.0         710.5       55.0         2,661.4
---------------------------------------------------------------------------------------------------------------------------

Income from continuing operations before federal
   income tax expense                                         170.7         209.0         150.0      (95.3)  $        434.4
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      100.8
------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      170.7  $      209.0  $      150.0 $      5.5
============================================================================================================
------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   49,392.5  $   33,837.4  $   11,243.5 $  6,097.5   $   100,570.9
===========================================================================================================================

2002
Net investment income                                  $      668.5  $      800.2  $      328.6 $     41.2   $     1,838.5
Other operating revenue                                       526.2         177.9         537.7        0.7         1,242.5
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -      (84.4)          (84.4)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,194.7         978.1         866.3      (42.5)        2,996.6
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              505.9         548.9         186.4          -         1,241.2
Amortization of deferred policy acquisition costs             528.2          53.7          88.2          -           670.1
Interest expense on debt, primarily with NFS                      -             -             -       36.0            36.0
Other benefits and expenses                                   283.4         172.1         420.2        4.1           879.8
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                              1,317.5         774.7         694.8       40.1         2,827.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
   federal income tax expense                                (122.8)        203.4         171.5      (82.6)          169.5
                                                                                                            ===============
Net realized losses on investments, hedging
   instruments and hedged items                                   -             -             -       84.4
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating (loss) earnings 1                    $     (122.8) $      203.4  $      171.5 $      1.8
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                $   40,830.0   $  30,440.7  $    9,676.3 $  5,075.6   $    86,022.6
===========================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                                                       INDIVIDUAL         INSTITUTIONAL     LIFE
(in millions)                                           ANNUITY             PRODUCTS      INSURANCE   CORPORATE     TOTAL
===========================================================================================================================

2001
Net investment income                                  $      534.7  $      847.5  $      323.3 $     19.2   $     1,724.7
Other operating revenue                                       556.0         209.4         511.5       (0.3)        1,276.6
Net realized losses on investments, hedging
   instruments and hedged items                                   -           -               -      (18.3)          (18.3)
---------------------------------------------------------------------------------------------------------------------------
   Total operating revenues                                 1,090.7       1,056.9         834.8        0.6         2,983.0
---------------------------------------------------------------------------------------------------------------------------

Interest credited to policyholder account values              433.2         627.8         177.7          -         1,238.7
Amortization of deferred policy acquisition costs             220.0          47.6          80.3          -           347.9
Interest expense on debt primarily with NFS                       -             -             -        6.2             6.2
Other benefits and expenses                                   206.1         170.2         387.1       (2.1)          761.3
---------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                859.3         845.6         645.1        4.1         2,354.1
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before               231.4         211.3         189.7       (3.5)  $       628.9
   federal income tax expense
                                                                                                               ============
Net realized losses on investments, hedging
   instruments and hedged items not related
   to securitizations                                             -             -             -       20.2
---------------------------------------------------------------------------------------------------------------------------
Pre-tax operating earnings 1                           $      231.4  $    211.3    $      189.7 $     16.7
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          2
Assets as of period end                                $   43,885.4  $ 34,130.1    $    9,129.0 $  4,010.1   $    91,154.6
===========================================================================================================================

     ____________
     1 Excludes net realized gains and losses on investments not related to securitizations, hedging instruments and hedged items, discontinued operations and cumulative effect of adoption of accounting principles.

     2    Inclues $24.8 million of assets related to discontinued operations.

     The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

(20) VARIABLE INTEREST ENTITIES

     As of December 31, 2003, the Company has relationships with eight VIEs where the Company is the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to third-party investors where the Company provides guaranteed returns (See note 18). The Company has not yet adopted FIN 46 or FIN 46R as it relates to these VIEs. As such, these VIEs and their results of operations are not included in the consolidated financial statements.

     The net assets of these VIEs totaled $176.1 million as of December 31, 2003. The most significant components of net assets are $58.7 million of mortgage loans on real estate, $241.9 million of other long-term investments, $37.9 million in other assets, $59.2 million of short-term debt and $103.3 million of other liabilities. The total exposure to loss on these VIEs where the Company may be the primary beneficiary is less than $0.1 million as of December 31, 2003.

     For the mortgage loan VIE, which is the VIE to which the short-term debt relates to, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     In addition to the VIEs described above, the Company also holds variable interests, in the form of limited partnership (LP) or similar investments, in a number of tax credit funds. These investments have been held by the Company for periods of 1 to 7 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs where the Company is not the primary beneficiary is $44.2 million as of December 31, 2003.

(21) SUBSEQUENT EVENT

     As discussed in note 2(n), the Company adopted SOP 03-1 effective January 1, 2004. In connection with this adoption, the following cumulative effect adjustments are expected to be recorded in the 2004 consolidated financial statements.

(in millions)                                                                                                     JANUARY 1, 2004
==================================================================================================================================

Increase in future policy benefits - ratchet interest crediting                                                           $ (12.3)
Increase in future policy benefits - secondary guarantees - life insurance                                                   (2.4)
Increase in future policy benefits - GMDB claim reserves                                                                     (1.8)
Increase in future policy benefits - GMIB claim reserves                                                                     (1.0)
Deferred acquisition costs related to above                                                                                  12.4
Deferred federal income taxes                                                                                                 1.8
Cumulative effect of adoption of accounting principle, net of tax                                                          $ (3.3)
==================================================================================================================================


     Under SOP 03-1, the Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB claim reserves upon adoption of SOP 03-1:

          o Data used was based on a combination of historical numbers and future projections involving 250 stochastically generated investment performance scenarios

          o    Mean gross equity performance of 8.1%

          o    Equity volatility of 18.7%

          o    Mortality - 100% of Annuity 2000 table

          o    Discount rate of 8.0%

          Lapse rate assumptions vary by duration as shown below:

DURATION         1         2         3          4         5          6         7         8          9        10+
---------------------------------------------------------------------------------------------------------------------

Minimum          4.50%     5.50%      6.50%     8.50%     10.50%    10.50%    10.50%     17.50%    17.50%     17.50%
MAXIMUM          4.50%     8.50%     11.50%    17.50%     22.50%    22.50%    22.50%     22.50%    22.50%     19.50%


     GMABs are considered derivatives under SFAS 133 resulting in the related liabilities being recognized at fair value with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 claim reserve.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements


     The GMIB claim reserves will be determined each period by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company will regularly evaluate estimates used and will adjust the additional liability balance as appropriate, with a related charge or credit to other benefits and claims, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating the GMIB claim reserves are consistent with those used for calculating the GMDB claim reserves. In addition, the calculation of the GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No. 26 to Form S-6 Registration Statement comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 170 pages.

Representations and Undertakings.

Independent Auditors' Consent.

Signatures.



The following exhibits required by Forms N-8B-2 and S-6:


The following exhibits required by Forms N-8B-2 and S-6:

1.     Power of Attorney dated August 13, 2003.                  Attached hereto.

2.     Resolution  of  the  Depositor's   Board  of  Directors   Included with the Registration  Statement on Form N-8B-2 for
       authorizing  the   establishment   of  the  Registrant,   the Nationwide VLI Separate  Account-2 (File No.  811-5311),
       adopted                                                   and is hereby incorporated by reference.

3.     Distribution Contracts                                    Filed  previously  with  Post-Effective   Amendment  No.  18
                                                                 (333-42180) and hereby incorporated by reference.

4.     Form of Security                                          Included  with the  Registration  Statement  on Form S-6 for the Nationwide VLI Separate  Account-2 (File No.  33-42180),
                                                                 and is hereby incorporated by reference.

5.     Articles of Incorporation of Depositor                    Included with the Registration  Statement on Form N-8B-2 for the Nationwide VLI Separate  Account-2 (File No.  811-5311),
                                                                 and is hereby incorporated by reference.

6.     Application form of Security                              Included  with the  Registration  Statement  on Form S-6 for the Nationwide VLI Separate  Account-2 (File No.  33-42180),
                                                                 and is hereby incorporated by reference.

7.     Opinion of Counsel                                        Included  with the  Registration  Statement  on Form S-6 for the Nationwide VLI Separate  Account-2 (File No.  33-42180),
                                                                 and is hereby incorporated by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission ("SEC") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:


We consent to the use of our reports for Nationwide VLI Separate Account-2 dated February 20, 2004 and for Nationwide Life Insurance Company and subsidiaries dated March 11, 2004, included herein, and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Prospectus (File No. 033-42180). Our report covering the December 31, 2001 financial statements for Nationwide Life Insurance Company and subsidiaries refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets.





KPMG LLP

Columbus, Ohio
April 28, 2004

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City of Columbus, and State of Ohio, on the 28th day of April, 2004.

                                                                 NATIONWIDE VLI SEPARATE ACCOUNT-2
                                               ----------------------------------------------------------------------
                                                                           (Registrant)
(Seal) NATIONWIDE LIFE INSURANCE COMPANY
                                                 --------------------------------------------------------------------
Attest:                                                                      (Depositor)

By:          /s/ GLENN W. SODEN                      By:             /s/ MICHAEL R. MOSER, ESQ.
----------------------------------------------       ----------------------------------------------------------------
                  Glenn W. Soden                                            Michael R. Moser, Esq.
                Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of April, 2004.



W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

JOSEPH J. GASPER
-------------------------------------------------------------------------
Joseph J. Gasper, Director and President and Chief Operating Officer

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

HENRY S. HOLLOWAY
-------------------------------------------------------------------------
Henry S. Holloway, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

MARTHA J. MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha J. Miller de Lombera, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                                                                                         By /s/ MICHAEL R. MOSER
                                                                          ------------------------------------------------------
                                                                                            Michael R. Moser
                                                                                            Attorney-in-Fact
